UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Canada Fund

January 31, 2010

1.813011.105

CAN-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CONSUMER DISCRETIONARY - 6.6%
Auto Components - 1.5%
Magna International, Inc. Class A (sub. vtg.)	948,300	$ 52,164,038
Distributors - 0.1%
Uni-Select, Inc.	100,000	2,741,981
Hotels, Restaurants & Leisure - 0.9%
Tim Hortons, Inc.	1,010,300	28,934,992
Household Durables - 0.3%
Dorel Industries, Inc. Class B (sub. vtg.)	300,000	8,562,611
Media - 1.8%
Astral Media, Inc. Class A (non-vtg.)	240,000	7,610,960
Cogeco Cable, Inc.	375,000	13,943,702
Corus Entertainment, Inc. Class B (non-vtg.)	500,000	8,697,279
Quebecor, Inc. Class B (sub. vtg.)	420,100	11,263,693
Shaw Communications, Inc. Class B	1,000,000	18,610,306
		60,125,940
Multiline Retail - 0.5%
Dollarama, Inc.	604,000	11,438,324
Dollarama, Inc. (e)	221,000	4,185,215
		15,623,539
Specialty Retail - 0.0%
RONA, Inc. (a)	100,000	1,459,834
Textiles, Apparel & Luxury Goods - 1.5%
Gildan Activewear, Inc. (a)	2,425,000	52,001,543
TOTAL CONSUMER DISCRETIONARY		221,614,478
CONSUMER STAPLES - 3.9%
Beverages - 0.1%
Cott Corp. (a)	650,000	5,270,270
Food & Staples Retailing - 3.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	4,036,100	76,018,941
George Weston Ltd.	130,000	8,376,508
Metro, Inc. Class A (sub. vtg.)	600,000	21,922,753
		106,318,202
Food Products - 0.6%
Maple Leaf Foods, Inc.	400,000	4,170,953
Saputo, Inc.	500,000	13,349,855
Viterra, Inc. (a)	409,300	3,647,834
		21,168,642
TOTAL CONSUMER STAPLES		132,757,114
ENERGY - 27.0%
Energy Equipment & Services - 0.2%
Ensign Energy Services, Inc.	100,000	1,404,657
Precision Drilling Trust	600,000	4,674,086
		6,078,743

	Shares	Value
Oil, Gas & Consumable Fuels - 26.8%
Baytex Energy Trust	600,000	$ 17,114,000
Cameco Corp.	930,000	25,135,135
Canadian Natural Resources Ltd.	1,875,000	119,675,255
Cenovus Energy, Inc.	860,000	19,873,375
Crescent Point Energy Corp. (c)	1,083,400	38,349,098
Enbridge, Inc.	2,678,900	116,270,223
EnCana Corp.	2,160,000	66,054,428
Imperial Oil Ltd.	700,000	25,164,126
Keyera Facilities Income Fund	958,402	21,743,975
Nexen, Inc.	1,200,000	26,271,393
Niko Resources Ltd.	365,000	33,704,386
Pacific Rubiales Energy Corp. (a)(c)	1,500,000	20,031,797
Penn West Energy Trust	1,300,000	21,409,333
PetroBakken Energy Ltd. Class A	561,878	15,579,989
Petrobank Energy & Resources Ltd. (a)	600,000	29,643,692
Progress Energy Resources Corp.	1,200,000	15,497,989
Suncor Energy, Inc.	5,607,600	177,043,464
Talisman Energy, Inc.	4,200,000	69,482,839
TransCanada Corp.	1,400,000	44,737,679
		902,782,176
TOTAL ENERGY		908,860,919
FINANCIALS - 20.3%
Capital Markets - 0.8%
CI Financial Corp. (c)	219,200	4,475,017
IGM Financial, Inc.	550,000	21,458,898
		25,933,915
Commercial Banks - 14.7%
Bank of Montreal (c)	1,609,300	78,260,170
Bank of Nova Scotia	400,000	16,769,849
Canadian Imperial Bank of Commerce	454,600	27,166,314
National Bank of Canada	200,000	10,569,531
Royal Bank of Canada	4,140,000	202,412,046
Toronto-Dominion Bank	2,715,000	159,959,787
		495,137,697
Insurance - 2.1%
Fairfax Financial Holdings Ltd. (sub. vtg.)	50,800	17,236,274
Intact Financial Corp.	150,000	5,296,923
Intact Financial Corp. (e)	241,100	8,513,921
Manulife Financial Corp.	900,000	16,446,273
Power Corp. of Canada (sub. vtg.)	900,000	23,617,320
		71,110,711
Real Estate Investment Trusts - 0.4%
H&R Real Estate Investment Trust/H&R Finance Trust	50,000	786,496
RioCan (REIT)	750,000	13,389,601
		14,176,097
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 1.4%
Brookfield Asset Management, Inc. Class A	1,550,000	$ 31,237,726
Brookfield Properties Corp.	1,400,000	16,797,905
		48,035,631
Thrifts & Mortgage Finance - 0.9%
Genworth MI Canada, Inc.	830,100	20,300,304
Home Capital Group, Inc.	250,000	9,141,494
		29,441,798
TOTAL FINANCIALS		683,835,849
HEALTH CARE - 0.8%
Health Care Technology - 0.8%
SXC Health Solutions Corp. (a)	560,000	26,295,333
INDUSTRIALS - 4.1%
Aerospace & Defense - 0.7%
Bombardier, Inc. Class B (sub. vtg.)	5,200,000	24,509,492
Airlines - 0.3%
Air Canada Class A (a)(d)	7,000,000	8,837,557
WestJet Airlines Ltd. (a)	100,000	1,179,276
		10,016,833
Commercial Services & Supplies - 0.9%
IESI-BFC Ltd.	1,800,000	28,398,017
Construction & Engineering - 0.5%
SNC-Lavalin Group, Inc.	365,000	16,715,655
Road & Rail - 1.7%
Canadian National Railway Co.	850,000	42,384,738
Canadian Pacific Railway Ltd.	300,000	14,162,536
		56,547,274
TOTAL INDUSTRIALS		136,187,271
INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 4.8%
Research In Motion Ltd. (a)	2,550,000	160,548,005
Electronic Equipment & Components - 0.2%
Celestica, Inc. (sub. vtg.) (a)	700,000	6,834,378
Internet Software & Services - 0.7%
Open Text Corp. (a)	600,000	23,639,764
IT Services - 2.2%
CGI Group, Inc. Class A (sub. vtg.) (a)	5,690,000	74,976,246
Software - 0.5%
MacDonald Dettwiler & Associates Ltd. (a)	500,000	18,212,850
TOTAL INFORMATION TECHNOLOGY		284,211,243

	Shares	Value
MATERIALS - 20.5%
Chemicals - 4.0%
Agrium, Inc.	630,000	$ 35,432,713
Methanex Corp.	2,282,400	51,014,084
Potash Corp. of Saskatchewan, Inc.	490,000	48,537,174
		134,983,971
Metals & Mining - 15.8%
Agnico-Eagle Mines Ltd. (Canada)	424,700	21,467,348
Barrick Gold Corp.	1,180,000	40,962,873
Centerra Gold, Inc. (a)	300,000	3,038,436
Consolidated Thompson Iron Mines Ltd. (a)	1,100,000	7,396,428
Eldorado Gold Corp. (a)	2,170,000	25,772,936
First Quantum Minerals Ltd.	900,000	65,271,673
Franco-Nevada Corp.	200,000	5,057,514
Goldcorp, Inc.	2,500,000	84,728,327
Grande Cache Coal Corp. (a)	3,200,000	15,621,435
IAMGOLD Corp.	1,300,000	17,129,898
Inmet Mining Corp.	250,000	12,660,152
Ivanhoe Mines Ltd. (a)	700,000	9,806,415
Kinross Gold Corp.	2,150,000	34,804,545
Osisko Mining Corp. (a)	600,000	4,399,140
Red Back Mining, Inc. (a)	2,100,000	31,559,899
Silver Wheaton Corp. (a)	1,775,900	24,496,891
Teck Resources Ltd. Class B (sub. vtg.) (a)	3,000,000	98,223,137
Yamana Gold, Inc.	2,700,000	27,194,426
		529,591,473
Paper & Forest Products - 0.7%
Sino-Forest Corp. (a)(c)	1,400,000	24,313,102
TOTAL MATERIALS		688,888,546
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 2.2%
BCE, Inc.	1,800,000	46,241,466
Bell Aliant Regional Communication Income Fund	100,000	2,438,979
TELUS Corp.	800,000	24,786,309
		73,466,754
Wireless Telecommunication Services - 1.7%
Rogers Communications, Inc. Class B (non-vtg.)	1,800,000	56,156,364
TOTAL TELECOMMUNICATION SERVICES		129,623,118
UTILITIES - 1.4%
Electric Utilities - 1.1%
Fortis, Inc.	1,400,000	36,266,717
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.3%
Canadian Utilities Ltd. Class A (non-vtg.)	275,000	$ 11,125,503
TOTAL UTILITIES		47,392,220
TOTAL COMMON STOCKS (Cost $2,986,012,770)		3,259,666,091
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.17% (f)	25,480,932	25,480,932
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(f)	64,653,708	64,653,708
TOTAL MONEY MARKET FUNDS (Cost $90,134,640)		90,134,640
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $3,076,147,410)	3,349,800,731
NET OTHER ASSETS - 0.4%	14,584,247
NET ASSETS - 100%	$ 3,364,384,978
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,699,136 or 0.4% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,042
Fidelity Securities Lending Cash Central Fund	1,090,555
Total	$ 1,102,597
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Air Canada Class A	$ -	$ 8,833,201	$ -	$ -	$ 8,837,557
Total	$ -	$ 8,833,201	$ -	$ -	$ 8,837,557
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $3,129,363,960. Net unrealized appreciation aggregated $220,436,771, of which $407,380,394 related to appreciated investment securities and $186,943,623 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Canada Fund

January 31, 2010
Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Canada Fund

1.855814.102

ACAN-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CONSUMER DISCRETIONARY - 6.6%
Auto Components - 1.5%
Magna International, Inc. Class A (sub. vtg.)	948,300	$ 52,164,038
Distributors - 0.1%
Uni-Select, Inc.	100,000	2,741,981
Hotels, Restaurants & Leisure - 0.9%
Tim Hortons, Inc.	1,010,300	28,934,992
Household Durables - 0.3%
Dorel Industries, Inc. Class B (sub. vtg.)	300,000	8,562,611
Media - 1.8%
Astral Media, Inc. Class A (non-vtg.)	240,000	7,610,960
Cogeco Cable, Inc.	375,000	13,943,702
Corus Entertainment, Inc. Class B (non-vtg.)	500,000	8,697,279
Quebecor, Inc. Class B (sub. vtg.)	420,100	11,263,693
Shaw Communications, Inc. Class B	1,000,000	18,610,306
		60,125,940
Multiline Retail - 0.5%
Dollarama, Inc.	604,000	11,438,324
Dollarama, Inc. (e)	221,000	4,185,215
		15,623,539
Specialty Retail - 0.0%
RONA, Inc. (a)	100,000	1,459,834
Textiles, Apparel & Luxury Goods - 1.5%
Gildan Activewear, Inc. (a)	2,425,000	52,001,543
TOTAL CONSUMER DISCRETIONARY		221,614,478
CONSUMER STAPLES - 3.9%
Beverages - 0.1%
Cott Corp. (a)	650,000	5,270,270
Food & Staples Retailing - 3.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	4,036,100	76,018,941
George Weston Ltd.	130,000	8,376,508
Metro, Inc. Class A (sub. vtg.)	600,000	21,922,753
		106,318,202
Food Products - 0.6%
Maple Leaf Foods, Inc.	400,000	4,170,953
Saputo, Inc.	500,000	13,349,855
Viterra, Inc. (a)	409,300	3,647,834
		21,168,642
TOTAL CONSUMER STAPLES		132,757,114
ENERGY - 27.0%
Energy Equipment & Services - 0.2%
Ensign Energy Services, Inc.	100,000	1,404,657
Precision Drilling Trust	600,000	4,674,086
		6,078,743

	Shares	Value
Oil, Gas & Consumable Fuels - 26.8%
Baytex Energy Trust	600,000	$ 17,114,000
Cameco Corp.	930,000	25,135,135
Canadian Natural Resources Ltd.	1,875,000	119,675,255
Cenovus Energy, Inc.	860,000	19,873,375
Crescent Point Energy Corp. (c)	1,083,400	38,349,098
Enbridge, Inc.	2,678,900	116,270,223
EnCana Corp.	2,160,000	66,054,428
Imperial Oil Ltd.	700,000	25,164,126
Keyera Facilities Income Fund	958,402	21,743,975
Nexen, Inc.	1,200,000	26,271,393
Niko Resources Ltd.	365,000	33,704,386
Pacific Rubiales Energy Corp. (a)(c)	1,500,000	20,031,797
Penn West Energy Trust	1,300,000	21,409,333
PetroBakken Energy Ltd. Class A	561,878	15,579,989
Petrobank Energy & Resources Ltd. (a)	600,000	29,643,692
Progress Energy Resources Corp.	1,200,000	15,497,989
Suncor Energy, Inc.	5,607,600	177,043,464
Talisman Energy, Inc.	4,200,000	69,482,839
TransCanada Corp.	1,400,000	44,737,679
		902,782,176
TOTAL ENERGY		908,860,919
FINANCIALS - 20.3%
Capital Markets - 0.8%
CI Financial Corp. (c)	219,200	4,475,017
IGM Financial, Inc.	550,000	21,458,898
		25,933,915
Commercial Banks - 14.7%
Bank of Montreal (c)	1,609,300	78,260,170
Bank of Nova Scotia	400,000	16,769,849
Canadian Imperial Bank of Commerce	454,600	27,166,314
National Bank of Canada	200,000	10,569,531
Royal Bank of Canada	4,140,000	202,412,046
Toronto-Dominion Bank	2,715,000	159,959,787
		495,137,697
Insurance - 2.1%
Fairfax Financial Holdings Ltd. (sub. vtg.)	50,800	17,236,274
Intact Financial Corp.	150,000	5,296,923
Intact Financial Corp. (e)	241,100	8,513,921
Manulife Financial Corp.	900,000	16,446,273
Power Corp. of Canada (sub. vtg.)	900,000	23,617,320
		71,110,711
Real Estate Investment Trusts - 0.4%
H&R Real Estate Investment Trust/H&R Finance Trust	50,000	786,496
RioCan (REIT)	750,000	13,389,601
		14,176,097
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 1.4%
Brookfield Asset Management, Inc. Class A	1,550,000	$ 31,237,726
Brookfield Properties Corp.	1,400,000	16,797,905
		48,035,631
Thrifts & Mortgage Finance - 0.9%
Genworth MI Canada, Inc.	830,100	20,300,304
Home Capital Group, Inc.	250,000	9,141,494
		29,441,798
TOTAL FINANCIALS		683,835,849
HEALTH CARE - 0.8%
Health Care Technology - 0.8%
SXC Health Solutions Corp. (a)	560,000	26,295,333
INDUSTRIALS - 4.1%
Aerospace & Defense - 0.7%
Bombardier, Inc. Class B (sub. vtg.)	5,200,000	24,509,492
Airlines - 0.3%
Air Canada Class A (a)(d)	7,000,000	8,837,557
WestJet Airlines Ltd. (a)	100,000	1,179,276
		10,016,833
Commercial Services & Supplies - 0.9%
IESI-BFC Ltd.	1,800,000	28,398,017
Construction & Engineering - 0.5%
SNC-Lavalin Group, Inc.	365,000	16,715,655
Road & Rail - 1.7%
Canadian National Railway Co.	850,000	42,384,738
Canadian Pacific Railway Ltd.	300,000	14,162,536
		56,547,274
TOTAL INDUSTRIALS		136,187,271
INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 4.8%
Research In Motion Ltd. (a)	2,550,000	160,548,005
Electronic Equipment & Components - 0.2%
Celestica, Inc. (sub. vtg.) (a)	700,000	6,834,378
Internet Software & Services - 0.7%
Open Text Corp. (a)	600,000	23,639,764
IT Services - 2.2%
CGI Group, Inc. Class A (sub. vtg.) (a)	5,690,000	74,976,246
Software - 0.5%
MacDonald Dettwiler & Associates Ltd. (a)	500,000	18,212,850
TOTAL INFORMATION TECHNOLOGY		284,211,243

	Shares	Value
MATERIALS - 20.5%
Chemicals - 4.0%
Agrium, Inc.	630,000	$ 35,432,713
Methanex Corp.	2,282,400	51,014,084
Potash Corp. of Saskatchewan, Inc.	490,000	48,537,174
		134,983,971
Metals & Mining - 15.8%
Agnico-Eagle Mines Ltd. (Canada)	424,700	21,467,348
Barrick Gold Corp.	1,180,000	40,962,873
Centerra Gold, Inc. (a)	300,000	3,038,436
Consolidated Thompson Iron Mines Ltd. (a)	1,100,000	7,396,428
Eldorado Gold Corp. (a)	2,170,000	25,772,936
First Quantum Minerals Ltd.	900,000	65,271,673
Franco-Nevada Corp.	200,000	5,057,514
Goldcorp, Inc.	2,500,000	84,728,327
Grande Cache Coal Corp. (a)	3,200,000	15,621,435
IAMGOLD Corp.	1,300,000	17,129,898
Inmet Mining Corp.	250,000	12,660,152
Ivanhoe Mines Ltd. (a)	700,000	9,806,415
Kinross Gold Corp.	2,150,000	34,804,545
Osisko Mining Corp. (a)	600,000	4,399,140
Red Back Mining, Inc. (a)	2,100,000	31,559,899
Silver Wheaton Corp. (a)	1,775,900	24,496,891
Teck Resources Ltd. Class B (sub. vtg.) (a)	3,000,000	98,223,137
Yamana Gold, Inc.	2,700,000	27,194,426
		529,591,473
Paper & Forest Products - 0.7%
Sino-Forest Corp. (a)(c)	1,400,000	24,313,102
TOTAL MATERIALS		688,888,546
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 2.2%
BCE, Inc.	1,800,000	46,241,466
Bell Aliant Regional Communication Income Fund	100,000	2,438,979
TELUS Corp.	800,000	24,786,309
		73,466,754
Wireless Telecommunication Services - 1.7%
Rogers Communications, Inc. Class B (non-vtg.)	1,800,000	56,156,364
TOTAL TELECOMMUNICATION SERVICES		129,623,118
UTILITIES - 1.4%
Electric Utilities - 1.1%
Fortis, Inc.	1,400,000	36,266,717
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.3%
Canadian Utilities Ltd. Class A (non-vtg.)	275,000	$ 11,125,503
TOTAL UTILITIES		47,392,220
TOTAL COMMON STOCKS (Cost $2,986,012,770)		3,259,666,091
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.17% (f)	25,480,932	25,480,932
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(f)	64,653,708	64,653,708
TOTAL MONEY MARKET FUNDS (Cost $90,134,640)		90,134,640
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $3,076,147,410)	3,349,800,731
NET OTHER ASSETS - 0.4%	14,584,247
NET ASSETS - 100%	$ 3,364,384,978
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,699,136 or 0.4% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,042
Fidelity Securities Lending Cash Central Fund	1,090,555
Total	$ 1,102,597
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Air Canada Class A	$ -	$ 8,833,201	$ -	$ -	$ 8,837,557
Total	$ -	$ 8,833,201	$ -	$ -	$ 8,837,557
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $3,129,363,960. Net unrealized appreciation aggregated $220,436,771, of which $407,380,394 related to appreciated investment securities and $186,943,623 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® China Region Fund

January 31, 2010

1.813032.105

HKC-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 0.6%
Cheng Shin Rubber Industry Co. Ltd.	3,561,500	$ 6,852,252
Minth Group Ltd.	5,376,000	6,806,597
		13,658,849
Automobiles - 1.0%
Dongfeng Motor Group Co. Ltd. (H Shares)	18,128,000	23,769,221
Distributors - 2.7%
China Resources Enterprise Ltd.	5,782,000	19,064,935
Li & Fung Ltd.	9,196,000	42,166,371
		61,231,306
Hotels, Restaurants & Leisure - 1.0%
Ctrip.com International Ltd. sponsored ADR (a)	697,600	21,827,904
Household Durables - 1.0%
Techtronic Industries Co. Ltd.	26,394,500	21,893,570
Multiline Retail - 1.2%
Far East Department Stores Co. Ltd.	9,308,820	8,911,306
Golden Eagle Retail Group Ltd. (H Shares)	3,794,000	6,851,136
Maoye International Holdings Ltd. (c)	43,258,000	10,418,983
		26,181,425
Specialty Retail - 0.5%
Esprit Holdings Ltd.	1,754,343	12,450,402
Textiles, Apparel & Luxury Goods - 1.5%
Bosideng International Holdings Ltd.	8,916,000	1,768,512
Li Ning Co. Ltd.	1,277,500	3,899,658
Texwinca Holdings Ltd.	16,242,000	14,350,958
Weiqiao Textile Co. Ltd. (H Shares)	20,601,500	13,824,640
		33,843,768
TOTAL CONSUMER DISCRETIONARY		214,856,445
CONSUMER STAPLES - 3.9%
Food & Staples Retailing - 0.8%
Dairy Farm International Holdings Ltd.	2,642,400	16,911,360
Food Products - 2.1%
China Agri-Industries Holding Ltd.	11,813,000	16,219,396
China Foods Ltd.	7,310,000	6,251,766
China Mengniu Dairy Co. Ltd. (a)	4,504,000	13,922,810
Tingyi (Cayman Island) Holding Corp.	3,452,000	7,469,600
Want Want China Holdings Ltd.	5,577,000	3,577,233
		47,440,805
Personal Products - 1.0%
BaWang International (Group) Holding Ltd.	13,826,000	7,995,768
Hengan International Group Co. Ltd.	2,313,000	15,491,599
		23,487,367
TOTAL CONSUMER STAPLES		87,839,532

	Shares	Value
ENERGY - 7.8%
Energy Equipment & Services - 0.6%
China Oilfield Services Ltd. (H Shares)	10,822,000	$ 12,935,189
Oil, Gas & Consumable Fuels - 7.2%
China Coal Energy Co. Ltd. (H Shares)	8,611,000	13,198,295
China Petroleum & Chemical Corp. (H Shares)	29,678,000	23,088,354
China Shenhua Energy Co. Ltd. (H Shares)	3,019,500	12,989,689
CNOOC Ltd.	37,343,000	52,359,352
CNPC (Hong Kong) Ltd.	10,630,000	13,267,048
PetroChina Co. Ltd. (H Shares)	34,270,000	38,273,597
SouthGobi Energy Resources Ltd.	136,000	1,961,888
Yanzhou Coal Mining Co. Ltd. (H Shares)	4,046,000	8,046,193
		163,184,416
TOTAL ENERGY		176,119,605
FINANCIALS - 36.2%
Capital Markets - 1.5%
Yuanta Financial Holding Co. Ltd.	53,227,000	33,969,366
Commercial Banks - 15.5%
Bank of China (H Shares)	144,531,000	69,808,699
BOC Hong Kong Holdings Ltd.	24,201,000	50,808,712
China Citic Bank Corp. Ltd. Class H	9,945,000	6,699,212
China Construction Bank Corp. (H Shares)	94,071,000	72,455,976
China Merchants Bank Co. Ltd. (H Shares)	11,630,500	27,054,119
Chinatrust Financial Holding Co. Ltd.	33,511,601	18,346,723
E.Sun Financial Holdings Co. Ltd.	12,980,410	4,872,984
HSBC Holdings PLC (Hong Kong) (Reg.)	1,327,600	14,172,896
Industrial & Commercial Bank of China Ltd. (H Shares)	94,359,000	69,274,828
Mega Financial Holding Co. Ltd.	19,214,000	10,398,943
Sinopac Holdings Co. (a)	16,800,000	5,544,815
Wing Hang Bank Ltd.	60,000	506,186
		349,944,093
Diversified Financial Services - 4.1%
China Everbright Ltd.	3,710,000	8,792,432
Fubon Financial Holding Co. Ltd. (a)	10,810,000	12,648,021
Hong Kong Exchanges and Clearing Ltd.	4,107,800	69,998,124
		91,438,577
Insurance - 5.9%
Cathay Financial Holding Co. Ltd. (a)	21,018,000	35,638,217
China Insurance International Holdings Co. Ltd. (a)	1,951,600	6,171,057
China Life Insurance Co. Ltd. (H Shares)	14,933,000	65,855,184
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	2,803,000	21,950,476
Shin Kong Financial Holding Co. Ltd. (a)	5,866,980	2,248,412
		131,863,346
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 9.2%
Cheung Kong Holdings Ltd.	2,991,000	$ 35,461,530
China Overseas Land & Investment Ltd.	5,487,920	9,839,302
China Resources Land Ltd.	1,308,000	2,372,071
Farglory Land Development Co. Ltd.	2,381,000	5,065,165
Hang Lung Properties Ltd.	6,089,000	20,783,042
Henderson Land Development Co. Ltd.	3,158,000	19,991,847
Kerry Properties Ltd.	2,589,500	11,573,445
New World Development Co. Ltd.	12,821,000	21,137,282
Poly (Hong Kong) Investments Ltd.	9,553,000	9,523,531
Shimao Property Holdings Ltd.	10,276,000	15,882,637
Sino Land Co.	2,414,000	4,004,704
Sino-Ocean Land Holdings Ltd.	6,484,866	5,303,859
Sun Hung Kai Properties Ltd.	3,549,000	45,848,402
		206,786,817
TOTAL FINANCIALS		814,002,199
HEALTH CARE - 1.4%
Health Care Providers & Services - 0.5%
Sinopharm Group Co. Ltd. Class H	3,005,200	11,341,181
Pharmaceuticals - 0.9%
China Shineway Pharmaceutical Group Ltd.	11,391,000	19,953,451
TOTAL HEALTH CARE		31,294,632
INDUSTRIALS - 9.5%
Airlines - 1.1%
Air China Ltd. (H Shares) (a)	19,756,000	16,539,777
Cathay Pacific Airways Ltd. (a)	4,107,000	6,770,986
		23,310,763
Electrical Equipment - 0.9%
China High Speed Transmission Equipment Group Co. Ltd.	6,071,000	12,167,100
Dongfang Electric Corp. Ltd.	1,758,200	8,729,913
		20,897,013
Industrial Conglomerates - 2.8%
Beijing Enterprises Holdings Ltd.	1,058,500	7,382,553
Far Eastern Textile Ltd.	17,520,420	19,293,564
Hutchison Whampoa Ltd.	3,232,000	22,125,439
Shanghai Industrial Holdings Ltd.	3,149,000	14,702,729
		63,504,285
Machinery - 1.4%
China International Marine Containers Co. Ltd. (B Shares)	8,527,499	11,741,313
Haitian International Holdings Ltd.	13,714,000	7,224,449
Sinotruk Hong Kong Ltd.	1,688,000	1,971,955
Weichai Power Co. Ltd. (H Shares)	1,378,000	9,983,642
		30,921,359

	Shares	Value
Marine - 1.7%
China Cosco Holdings Co. Ltd. (H Shares) (c)	12,502,000	$ 14,911,034
Orient Overseas International Ltd.	1,585,000	10,881,124
Shun Tak Holdings Ltd.	20,066,000	11,681,981
		37,474,139
Transportation Infrastructure - 1.6%
China Merchant Holdings International Co. Ltd.	1,984,000	6,656,818
Cosco Pacific Ltd.	6,786,000	9,929,090
Zhejiang Expressway Co. Ltd. (H Shares)	22,818,000	19,926,202
		36,512,110
TOTAL INDUSTRIALS		212,619,669
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 2.0%
Vtech Holdings Ltd.	2,924,000	28,980,326
ZTE Corp. (H Shares)	2,725,420	16,007,207
		44,987,533
Computers & Peripherals - 0.5%
Acer, Inc.	3,681,810	10,331,874
Electronic Equipment & Components - 8.7%
AU Optronics Corp.	7,798,090	8,745,863
BYD Co. Ltd. (H Shares) (a)(c)	2,058,800	15,088,418
Coretronic Corp.	14,981,000	21,324,433
Delta Electronics, Inc.	2,386,000	7,240,482
Hon Hai Precision Industry Co. Ltd. (Foxconn)	17,254,225	72,601,072
Kingboard Chemical Holdings Ltd.	3,216,500	13,795,742
Kingboard Chemical Holdings Ltd. rights (a)	189,205	0
Kingboard Laminates Holdings Ltd.	21,109,000	14,953,664
Prime View International Co. Ltd. (a)	5,395,000	9,890,411
Tripod Technology Corp.	3,217,820	11,073,368
Unimicron Technology Corp.	17,206,000	21,019,687
		195,733,140
Internet Software & Services - 4.3%
Alibaba.com Ltd. (c)	2,065,500	4,682,256
Sohu.com, Inc. (a)	202,700	10,205,945
Tencent Holdings Ltd.	4,409,700	82,469,417
		97,357,618
Semiconductors & Semiconductor Equipment - 4.0%
Epistar Corp.	1,482,000	4,705,866
MediaTek, Inc.	2,071,262	33,694,861
Taiwan Semiconductor Manufacturing Co. Ltd.	27,198,796	52,329,922
		90,730,649
TOTAL INFORMATION TECHNOLOGY		439,140,814
Common Stocks - continued
	Shares	Value
MATERIALS - 6.0%
Chemicals - 1.7%
Formosa Plastics Corp.	7,854,250	$ 16,364,557
Huabao International Holdings Ltd.	2,570,000	2,615,035
Nan Ya Plastics Corp.	1,805,000	3,388,081
Sinofert Holdings Ltd.	8,920,000	5,193,027
Taiwan Fertilizer Co. Ltd.	3,362,000	10,991,053
		38,551,753
Construction Materials - 0.6%
Anhui Conch Cement Co. Ltd. (H Shares)	746,000	4,131,660
Asia Cement Corp.	3,127,080	2,964,196
China Shanshui Cement Group Ltd.	10,698,000	6,241,918
		13,337,774
Metals & Mining - 3.3%
BlueScope Steel Ltd.	6,997,424	16,211,177
China Steel Corp.	20,445,000	20,787,189
Fushan International Energy Group Ltd.	10,308,000	8,908,697
Hidili Industry International Development Ltd. (a)	10,681,000	11,294,639
Jiangxi Copper Co. Ltd. (H Shares) (c)	5,428,000	10,962,337
Xingda International Holdings Ltd.	12,842,000	5,987,679
Zhaojin Mining Industry Co. Ltd. (H Shares)	347,500	624,824
		74,776,542
Paper & Forest Products - 0.4%
Nine Dragons Paper (Holdings) Ltd.	6,355,000	9,003,793
TOTAL MATERIALS		135,669,862
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 0.3%
China Unicom (Hong Kong) Ltd.	5,048,000	5,631,676
Wireless Telecommunication Services - 3.6%
China Mobile (Hong Kong) Ltd.	7,649,500	71,864,990
Taiwan Mobile Co. Ltd.	5,245,000	10,156,906
		82,021,896
TOTAL TELECOMMUNICATION SERVICES		87,653,572

	Shares	Value
UTILITIES - 0.4%
Gas Utilities - 0.2%
Xinao Gas Holdings Ltd.	1,514,000	$ 3,599,771
Independent Power Producers & Energy Traders - 0.2%
China Resources Power Holdings Co. Ltd.	2,942,600	5,715,442
TOTAL UTILITIES		9,315,213
TOTAL COMMON STOCKS (Cost $1,982,790,659)		2,208,511,543
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.17% (d)	48,225,924	48,225,924
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	17,260,100	17,260,100
TOTAL MONEY MARKET FUNDS (Cost $65,486,024)		65,486,024
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $2,048,276,683)	2,273,997,567
NET OTHER ASSETS - (1.0)%	(22,819,128)
NET ASSETS - 100%	$ 2,251,178,439
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,062
Fidelity Securities Lending Cash Central Fund	160,935
Total	$ 177,997
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 214,856,445	$ 214,856,445	$ -	$ -
Consumer Staples	87,839,532	87,839,532	-	-
Energy	176,119,605	62,398,302	113,721,303	-
Financials	814,002,199	733,974,119	80,028,080	-
Health Care	31,294,632	31,294,632	-	-
Industrials	212,619,669	212,619,669	-	-
Information Technology	439,140,814	439,140,814	-	-
Materials	135,669,862	135,669,862	-	-
Telecommunication Services	87,653,572	10,156,906	77,496,666	-
Utilities	9,315,213	9,315,213	-	-
Money Market Funds	65,486,024	65,486,024	-	-
Total Investments in Securities:	$ 2,273,997,567	$ 2,002,751,518	$ 271,246,049	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $2,057,013,025. Net unrealized appreciation aggregated $216,984,542, of which $350,979,711 related to appreciated investment securities and $133,995,169 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor China Region Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
China Region Fund

1.861467.101

AHKC-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 0.6%
Cheng Shin Rubber Industry Co. Ltd.	3,561,500	$ 6,852,252
Minth Group Ltd.	5,376,000	6,806,597
		13,658,849
Automobiles - 1.0%
Dongfeng Motor Group Co. Ltd. (H Shares)	18,128,000	23,769,221
Distributors - 2.7%
China Resources Enterprise Ltd.	5,782,000	19,064,935
Li & Fung Ltd.	9,196,000	42,166,371
		61,231,306
Hotels, Restaurants & Leisure - 1.0%
Ctrip.com International Ltd. sponsored ADR (a)	697,600	21,827,904
Household Durables - 1.0%
Techtronic Industries Co. Ltd.	26,394,500	21,893,570
Multiline Retail - 1.2%
Far East Department Stores Co. Ltd.	9,308,820	8,911,306
Golden Eagle Retail Group Ltd. (H Shares)	3,794,000	6,851,136
Maoye International Holdings Ltd. (c)	43,258,000	10,418,983
		26,181,425
Specialty Retail - 0.5%
Esprit Holdings Ltd.	1,754,343	12,450,402
Textiles, Apparel & Luxury Goods - 1.5%
Bosideng International Holdings Ltd.	8,916,000	1,768,512
Li Ning Co. Ltd.	1,277,500	3,899,658
Texwinca Holdings Ltd.	16,242,000	14,350,958
Weiqiao Textile Co. Ltd. (H Shares)	20,601,500	13,824,640
		33,843,768
TOTAL CONSUMER DISCRETIONARY		214,856,445
CONSUMER STAPLES - 3.9%
Food & Staples Retailing - 0.8%
Dairy Farm International Holdings Ltd.	2,642,400	16,911,360
Food Products - 2.1%
China Agri-Industries Holding Ltd.	11,813,000	16,219,396
China Foods Ltd.	7,310,000	6,251,766
China Mengniu Dairy Co. Ltd. (a)	4,504,000	13,922,810
Tingyi (Cayman Island) Holding Corp.	3,452,000	7,469,600
Want Want China Holdings Ltd.	5,577,000	3,577,233
		47,440,805
Personal Products - 1.0%
BaWang International (Group) Holding Ltd.	13,826,000	7,995,768
Hengan International Group Co. Ltd.	2,313,000	15,491,599
		23,487,367
TOTAL CONSUMER STAPLES		87,839,532

	Shares	Value
ENERGY - 7.8%
Energy Equipment & Services - 0.6%
China Oilfield Services Ltd. (H Shares)	10,822,000	$ 12,935,189
Oil, Gas & Consumable Fuels - 7.2%
China Coal Energy Co. Ltd. (H Shares)	8,611,000	13,198,295
China Petroleum & Chemical Corp. (H Shares)	29,678,000	23,088,354
China Shenhua Energy Co. Ltd. (H Shares)	3,019,500	12,989,689
CNOOC Ltd.	37,343,000	52,359,352
CNPC (Hong Kong) Ltd.	10,630,000	13,267,048
PetroChina Co. Ltd. (H Shares)	34,270,000	38,273,597
SouthGobi Energy Resources Ltd.	136,000	1,961,888
Yanzhou Coal Mining Co. Ltd. (H Shares)	4,046,000	8,046,193
		163,184,416
TOTAL ENERGY		176,119,605
FINANCIALS - 36.2%
Capital Markets - 1.5%
Yuanta Financial Holding Co. Ltd.	53,227,000	33,969,366
Commercial Banks - 15.5%
Bank of China (H Shares)	144,531,000	69,808,699
BOC Hong Kong Holdings Ltd.	24,201,000	50,808,712
China Citic Bank Corp. Ltd. Class H	9,945,000	6,699,212
China Construction Bank Corp. (H Shares)	94,071,000	72,455,976
China Merchants Bank Co. Ltd. (H Shares)	11,630,500	27,054,119
Chinatrust Financial Holding Co. Ltd.	33,511,601	18,346,723
E.Sun Financial Holdings Co. Ltd.	12,980,410	4,872,984
HSBC Holdings PLC (Hong Kong) (Reg.)	1,327,600	14,172,896
Industrial & Commercial Bank of China Ltd. (H Shares)	94,359,000	69,274,828
Mega Financial Holding Co. Ltd.	19,214,000	10,398,943
Sinopac Holdings Co. (a)	16,800,000	5,544,815
Wing Hang Bank Ltd.	60,000	506,186
		349,944,093
Diversified Financial Services - 4.1%
China Everbright Ltd.	3,710,000	8,792,432
Fubon Financial Holding Co. Ltd. (a)	10,810,000	12,648,021
Hong Kong Exchanges and Clearing Ltd.	4,107,800	69,998,124
		91,438,577
Insurance - 5.9%
Cathay Financial Holding Co. Ltd. (a)	21,018,000	35,638,217
China Insurance International Holdings Co. Ltd. (a)	1,951,600	6,171,057
China Life Insurance Co. Ltd. (H Shares)	14,933,000	65,855,184
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	2,803,000	21,950,476
Shin Kong Financial Holding Co. Ltd. (a)	5,866,980	2,248,412
		131,863,346
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 9.2%
Cheung Kong Holdings Ltd.	2,991,000	$ 35,461,530
China Overseas Land & Investment Ltd.	5,487,920	9,839,302
China Resources Land Ltd.	1,308,000	2,372,071
Farglory Land Development Co. Ltd.	2,381,000	5,065,165
Hang Lung Properties Ltd.	6,089,000	20,783,042
Henderson Land Development Co. Ltd.	3,158,000	19,991,847
Kerry Properties Ltd.	2,589,500	11,573,445
New World Development Co. Ltd.	12,821,000	21,137,282
Poly (Hong Kong) Investments Ltd.	9,553,000	9,523,531
Shimao Property Holdings Ltd.	10,276,000	15,882,637
Sino Land Co.	2,414,000	4,004,704
Sino-Ocean Land Holdings Ltd.	6,484,866	5,303,859
Sun Hung Kai Properties Ltd.	3,549,000	45,848,402
		206,786,817
TOTAL FINANCIALS		814,002,199
HEALTH CARE - 1.4%
Health Care Providers & Services - 0.5%
Sinopharm Group Co. Ltd. Class H	3,005,200	11,341,181
Pharmaceuticals - 0.9%
China Shineway Pharmaceutical Group Ltd.	11,391,000	19,953,451
TOTAL HEALTH CARE		31,294,632
INDUSTRIALS - 9.5%
Airlines - 1.1%
Air China Ltd. (H Shares) (a)	19,756,000	16,539,777
Cathay Pacific Airways Ltd. (a)	4,107,000	6,770,986
		23,310,763
Electrical Equipment - 0.9%
China High Speed Transmission Equipment Group Co. Ltd.	6,071,000	12,167,100
Dongfang Electric Corp. Ltd.	1,758,200	8,729,913
		20,897,013
Industrial Conglomerates - 2.8%
Beijing Enterprises Holdings Ltd.	1,058,500	7,382,553
Far Eastern Textile Ltd.	17,520,420	19,293,564
Hutchison Whampoa Ltd.	3,232,000	22,125,439
Shanghai Industrial Holdings Ltd.	3,149,000	14,702,729
		63,504,285
Machinery - 1.4%
China International Marine Containers Co. Ltd. (B Shares)	8,527,499	11,741,313
Haitian International Holdings Ltd.	13,714,000	7,224,449
Sinotruk Hong Kong Ltd.	1,688,000	1,971,955
Weichai Power Co. Ltd. (H Shares)	1,378,000	9,983,642
		30,921,359

	Shares	Value
Marine - 1.7%
China Cosco Holdings Co. Ltd. (H Shares) (c)	12,502,000	$ 14,911,034
Orient Overseas International Ltd.	1,585,000	10,881,124
Shun Tak Holdings Ltd.	20,066,000	11,681,981
		37,474,139
Transportation Infrastructure - 1.6%
China Merchant Holdings International Co. Ltd.	1,984,000	6,656,818
Cosco Pacific Ltd.	6,786,000	9,929,090
Zhejiang Expressway Co. Ltd. (H Shares)	22,818,000	19,926,202
		36,512,110
TOTAL INDUSTRIALS		212,619,669
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 2.0%
Vtech Holdings Ltd.	2,924,000	28,980,326
ZTE Corp. (H Shares)	2,725,420	16,007,207
		44,987,533
Computers & Peripherals - 0.5%
Acer, Inc.	3,681,810	10,331,874
Electronic Equipment & Components - 8.7%
AU Optronics Corp.	7,798,090	8,745,863
BYD Co. Ltd. (H Shares) (a)(c)	2,058,800	15,088,418
Coretronic Corp.	14,981,000	21,324,433
Delta Electronics, Inc.	2,386,000	7,240,482
Hon Hai Precision Industry Co. Ltd. (Foxconn)	17,254,225	72,601,072
Kingboard Chemical Holdings Ltd.	3,216,500	13,795,742
Kingboard Chemical Holdings Ltd. rights (a)	189,205	0
Kingboard Laminates Holdings Ltd.	21,109,000	14,953,664
Prime View International Co. Ltd. (a)	5,395,000	9,890,411
Tripod Technology Corp.	3,217,820	11,073,368
Unimicron Technology Corp.	17,206,000	21,019,687
		195,733,140
Internet Software & Services - 4.3%
Alibaba.com Ltd. (c)	2,065,500	4,682,256
Sohu.com, Inc. (a)	202,700	10,205,945
Tencent Holdings Ltd.	4,409,700	82,469,417
		97,357,618
Semiconductors & Semiconductor Equipment - 4.0%
Epistar Corp.	1,482,000	4,705,866
MediaTek, Inc.	2,071,262	33,694,861
Taiwan Semiconductor Manufacturing Co. Ltd.	27,198,796	52,329,922
		90,730,649
TOTAL INFORMATION TECHNOLOGY		439,140,814
Common Stocks - continued
	Shares	Value
MATERIALS - 6.0%
Chemicals - 1.7%
Formosa Plastics Corp.	7,854,250	$ 16,364,557
Huabao International Holdings Ltd.	2,570,000	2,615,035
Nan Ya Plastics Corp.	1,805,000	3,388,081
Sinofert Holdings Ltd.	8,920,000	5,193,027
Taiwan Fertilizer Co. Ltd.	3,362,000	10,991,053
		38,551,753
Construction Materials - 0.6%
Anhui Conch Cement Co. Ltd. (H Shares)	746,000	4,131,660
Asia Cement Corp.	3,127,080	2,964,196
China Shanshui Cement Group Ltd.	10,698,000	6,241,918
		13,337,774
Metals & Mining - 3.3%
BlueScope Steel Ltd.	6,997,424	16,211,177
China Steel Corp.	20,445,000	20,787,189
Fushan International Energy Group Ltd.	10,308,000	8,908,697
Hidili Industry International Development Ltd. (a)	10,681,000	11,294,639
Jiangxi Copper Co. Ltd. (H Shares) (c)	5,428,000	10,962,337
Xingda International Holdings Ltd.	12,842,000	5,987,679
Zhaojin Mining Industry Co. Ltd. (H Shares)	347,500	624,824
		74,776,542
Paper & Forest Products - 0.4%
Nine Dragons Paper (Holdings) Ltd.	6,355,000	9,003,793
TOTAL MATERIALS		135,669,862
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 0.3%
China Unicom (Hong Kong) Ltd.	5,048,000	5,631,676
Wireless Telecommunication Services - 3.6%
China Mobile (Hong Kong) Ltd.	7,649,500	71,864,990
Taiwan Mobile Co. Ltd.	5,245,000	10,156,906
		82,021,896
TOTAL TELECOMMUNICATION SERVICES		87,653,572

	Shares	Value
UTILITIES - 0.4%
Gas Utilities - 0.2%
Xinao Gas Holdings Ltd.	1,514,000	$ 3,599,771
Independent Power Producers & Energy Traders - 0.2%
China Resources Power Holdings Co. Ltd.	2,942,600	5,715,442
TOTAL UTILITIES		9,315,213
TOTAL COMMON STOCKS (Cost $1,982,790,659)		2,208,511,543
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.17% (d)	48,225,924	48,225,924
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	17,260,100	17,260,100
TOTAL MONEY MARKET FUNDS (Cost $65,486,024)		65,486,024
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $2,048,276,683)	2,273,997,567
NET OTHER ASSETS - (1.0)%	(22,819,128)
NET ASSETS - 100%	$ 2,251,178,439
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,062
Fidelity Securities Lending Cash Central Fund	160,935
Total	$ 177,997
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 214,856,445	$ 214,856,445	$ -	$ -
Consumer Staples	87,839,532	87,839,532	-	-
Energy	176,119,605	62,398,302	113,721,303	-
Financials	814,002,199	733,974,119	80,028,080	-
Health Care	31,294,632	31,294,632	-	-
Industrials	212,619,669	212,619,669	-	-
Information Technology	439,140,814	439,140,814	-	-
Materials	135,669,862	135,669,862	-	-
Telecommunication Services	87,653,572	10,156,906	77,496,666	-
Utilities	9,315,213	9,315,213	-	-
Money Market Funds	65,486,024	65,486,024	-	-
Total Investments in Securities:	$ 2,273,997,567	$ 2,002,751,518	$ 271,246,049	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $2,057,013,025. Net unrealized appreciation aggregated $216,984,542, of which $350,979,711 related to appreciated investment securities and $133,995,169 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Diversified International Fund -
Diversified International
Class K
Class F

January 31, 2010

1.813063.105

DIF-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
Australia - 2.4%
AMP Ltd.	11,328,713	$ 62,709,015
BHP Billiton Ltd. sponsored ADR (c)	5,901,000	409,352,370
National Australia Bank Ltd.	3,800,000	88,607,156
Newcrest Mining Ltd.	2,500,000	69,701,006
QBE Insurance Group Ltd.	7,220,000	146,327,813
Rio Tinto Ltd.	1,135,575	68,280,989
TOTAL AUSTRALIA		844,978,349
Bailiwick of Jersey - 1.2%
Experian PLC	16,500,000	156,880,338
Informa PLC (d)	30,462,087	159,625,433
Randgold Resources Ltd. sponsored ADR	500,000	34,465,000
WPP PLC	8,000,000	73,817,653
TOTAL BAILIWICK OF JERSEY		424,788,424
Belgium - 1.3%
Anheuser-Busch InBev SA NV	8,241,700	411,262,646
Anheuser-Busch InBev SA NV (strip VVPR) (a)	5,339,200	36,754
Fortis (a)	14,500,000	51,042,458
TOTAL BELGIUM		462,341,858
Bermuda - 0.4%
Clear Media Ltd. (a)	22,325,000	13,083,385
Huabao International Holdings Ltd.	21,290,000	21,663,071
Seadrill Ltd. (c)	4,600,000	104,377,673
TOTAL BERMUDA		139,124,129
Brazil - 1.3%
Banco Santander (Brasil) SA ADR	6,000,000	72,240,000
BM&F BOVESPA SA	5,000,000	33,607,427
Fibria Celulose SA sponsored ADR (a)(c)	2,400,000	43,872,000
Itau Unibanco Banco Multiplo SA ADR	4,650,000	89,094,000
Petroleo Brasileiro SA - Petrobras sponsored ADR	2,600,000	105,482,000
Vivo Participacoes SA sponsored ADR	5,000,000	139,950,000
TOTAL BRAZIL		484,245,427
Canada - 4.6%
Agnico-Eagle Mines Ltd. (Canada)	1,500,000	75,820,630
Air Canada:
warrants 10/27/12 (a)(e)	3,421,100	975,812
Class A (a)(e)	6,842,200	8,638,333
Barrick Gold Corp.	1,286,600	44,663,417
Canadian Natural Resources Ltd.	1,950,000	124,462,265
Canadian Pacific Railway Ltd.	1,600,000	75,533,527
CGI Group, Inc. Class A (sub. vtg.) (a)	124,500	1,640,517
Crescent Point Energy Corp. (c)	340,000	12,034,976
Goldcorp, Inc.	1,000,000	33,891,331
Niko Resources Ltd.	2,350,000	217,000,842
Open Text Corp. (a)	1,000,000	39,399,607
OZ Optics Ltd. unit (a)(g)	102,000	481,440

	Shares	Value
Painted Pony Petroleum Ltd. (a)(e)	677,100	$ 4,432,526
Painted Pony Petroleum Ltd. Class A (a)	1,450,000	9,492,191
PetroBakken Energy Ltd. Class A	4,250,000	117,845,787
Petrobank Energy & Resources Ltd. (a)(c)(d)	5,475,000	270,498,691
Research In Motion Ltd. (a)	1,450,800	91,342,371
Silver Wheaton Corp. (a)	5,000,000	68,970,354
Suncor Energy, Inc.	9,992,000	315,467,989
Trican Well Service Ltd. (d)	7,000,000	90,470,401
Ultra Petroleum Corp. (a)	660,200	30,329,588
Yamana Gold, Inc.	2,945,900	29,671,133
TOTAL CANADA		1,663,063,728
Cayman Islands - 0.2%
Belle International Holdings Ltd.	16,510,000	18,776,950
Hengan International Group Co. Ltd.	5,522,000	36,984,267
Sany Heavy Equipment International Holdings Co. Ltd.	1,718,000	1,781,297
TOTAL CAYMAN ISLANDS		57,542,514
China - 0.6%
Baidu.com, Inc. sponsored ADR (a)	114,600	47,181,966
BYD Co. Ltd. (H Shares) (a)(c)	4,248,000	31,132,503
China Merchants Bank Co. Ltd. (H Shares)	46,166,850	107,390,350
Global Bio-Chem Technology Group Co. Ltd.	36,981,600	10,336,243
NetEase.com, Inc. sponsored ADR (a)	548,400	17,987,520
Tencent Holdings Ltd.	988,000	18,477,399
TOTAL CHINA		232,505,981
Czech Republic - 0.1%
Komercni Banka AS	96,000	19,373,677
Denmark - 1.4%
A.P. Moller - Maersk AS Series B	212	1,654,322
Carlsberg AS Series B	1,580,733	117,887,664
Novo Nordisk AS Series B	4,442,300	300,545,399
William Demant Holding AS (a)	832,700	64,983,902
TOTAL DENMARK		485,071,287
Finland - 0.2%
Fortum Corp.	1,473,700	37,396,200
Nokian Tyres PLC	1,778,000	42,985,331
TOTAL FINLAND		80,381,531
France - 9.2%
Alstom SA	672,859	44,925,184
Atos Origin SA (a)	1,230,586	57,229,368
AXA SA	78,138	1,608,868
AXA SA sponsored ADR (c)	10,100,000	207,959,000
BNP Paribas SA	3,933,350	280,976,457
Bouygues SA	2,227,761	109,670,754
Cap Gemini SA	5,037,700	223,684,952
CFAO SA	1,008,000	40,245,006
CNP Assurances	360,000	31,866,828
Common Stocks - continued
	Shares	Value
France - continued
Danone	2,023,767	$ 115,720,992
Dassault Aviation SA (c)	36,265	26,446,336
Essilor International SA	2,100,000	122,156,632
Euler Hermes SA (UNGTD)	80,884	6,549,661
Financiere Marc de Lacharriere SA (Fimalac) (c)	610,000	32,395,708
GDF Suez	2,124,314	80,193,584
Iliad Group SA	650,000	72,039,906
L'Oreal SA	1,200,000	126,522,795
LVMH Moet Hennessy - Louis Vuitton	800,000	87,160,866
Neopost SA	615,451	48,973,458
Pernod-Ricard SA (c)	2,154,755	173,317,456
PPR SA	2,000,000	243,884,211
Renault SA (a)	19,800	929,459
Sanofi-Aventis	5,858,062	433,155,446
Schneider Electric SA	1,945,317	200,680,680
Societe Generale Series A	2,910,780	168,403,557
Technip SA	1,150,000	78,612,387
Total SA Series B	2,950,000	170,484,223
Unibail-Rodamco	160,000	34,667,895
Vallourec SA	528,240	90,855,966
TOTAL FRANCE		3,311,317,635
Germany - 6.7%
adidas AG	31,100	1,580,367
Aixtron AG	2,051,600	61,715,975
Allianz AG sponsored ADR	13,500,000	147,690,000
BASF AG	1,798,574	102,080,418
Bayerische Motoren Werke AG (BMW)	2,300,230	98,045,051
Continental AG (a)	393,504	21,670,184
Daimler AG (Reg.)	1,936,056	88,690,727
Deutsche Boerse AG	3,439,112	225,138,778
Deutsche Post AG	986,783	17,172,052
E.ON AG	13,200,000	484,493,036
Fresenius Medical Care AG & Co. KGaA	2,198,200	110,870,719
Fresenius SE	2,718,500	165,875,617
GEA Group AG	4,000,000	81,503,296
GFK AG	1,600,000	59,034,820
HeidelbergCement AG	1,089,600	65,659,429
Linde AG	1,440,979	157,518,518
Metro AG	1,064,427	58,060,907
Munich Re Group (Reg.)	728,427	108,810,107
Rheinmetall AG	312,600	19,885,266
RWE AG	837,150	74,039,295
SAP AG	500,000	22,660,000
Siemens AG:
(Reg.)	26,550	2,365,871
sponsored ADR (c)	2,740,000	244,161,400
TOTAL GERMANY		2,418,721,833

	Shares	Value
Greece - 0.1%
Hellenic Telecommunications Organization SA	2,600,000	$ 35,620,231
Hong Kong - 1.4%
China Unicom (Hong Kong) Ltd. sponsored ADR	7,982,500	89,404,000
Hang Lung Properties Ltd.	17,512,000	59,772,152
Henderson Land Development Co. Ltd.	6,800,000	43,047,675
Hong Kong Exchanges and Clearing Ltd.	6,900,000	117,578,037
Hutchison Whampoa Ltd.	10,000,000	68,457,422
Li & Fung Ltd.	5,000,000	22,926,474
Swire Pacific Ltd. (A Shares)	4,000,000	43,714,862
Wharf Holdings Ltd.	8,726,000	43,383,020
TOTAL HONG KONG		488,283,642
India - 1.0%
HDFC Bank Ltd.	1,500,000	53,042,277
Indiabulls Real Estate Ltd. (a)	1,710,239	6,494,273
Infosys Technologies Ltd.	2,407,942	129,232,747
Reliance Industries Ltd.	1,680,000	38,105,496
State Bank of India	1,000,000	44,587,534
Tata Steel Ltd.	6,648,141	82,026,170
TOTAL INDIA		353,488,497
Indonesia - 0.1%
PT Perusahaan Gas Negara Tbk Series B	130,000,000	52,486,694
Ireland - 1.0%
Covidien PLC	2,550,000	128,928,000
CRH PLC	5,997,195	144,012,418
Ryanair Holdings PLC sponsored ADR (a)	2,720,800	70,686,384
TOTAL IRELAND		343,626,802
Israel - 0.6%
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,500,000	198,520,000
Italy - 1.7%
Fiat SpA (a)	17,699,100	221,796,275
Intesa Sanpaolo SpA	40,028,700	152,369,270
Mediaset SpA	9,338,300	70,882,734
UniCredit SpA	23,000,000	63,422,724
Unione di Banche Italiane SCpA	6,350,000	87,157,535
TOTAL ITALY		595,628,538
Japan - 15.0%
Canon, Inc. sponsored ADR	4,743,300	185,510,463
Daiichi Sankyo Kabushiki Kaisha	2,093,600	43,648,555
Denso Corp.	7,000,000	206,657,795
East Japan Railway Co.	1,650,000	110,950,477
Eisai Co. Ltd.	1,850,000	68,962,554
Fanuc Ltd.	1,325,300	127,141,880
Fast Retailing Co. Ltd.	640,800	106,622,528
Common Stocks - continued
	Shares	Value
Japan - continued
Honda Motor Co. Ltd.	6,821,800	$ 231,171,958
Hoya Corp.	1,999,500	53,603,520
Ibiden Co. Ltd.	1,600,000	54,946,270
Japan Tobacco, Inc.	45,832	166,024,852
JFE Holdings, Inc.	965,000	33,780,878
JSR Corp.	4,543,500	89,742,552
Jupiter Telecommunications Co.	40,000	40,101,915
Keyence Corp.	880,000	203,061,917
Kyocera Corp.	1,020,700	92,374,778
Mazda Motor Corp. (a)	25,457,000	69,092,331
Mitsubishi Corp.	6,752,500	163,594,958
Mitsubishi UFJ Financial Group, Inc.	71,942,000	370,198,175
Mitsui & Co. Ltd.	11,912,400	175,776,184
Murata Manufacturing Co. Ltd.	1,150,300	63,268,409
NGK Insulators Ltd.	4,111,000	89,716,070
Nikon Corp.	1,438,300	29,651,891
Nintendo Co. Ltd.	360,000	100,363,263
Nippon Telegraph & Telephone Corp.	1,600,000	67,330,746
Nitto Denko Corp.	2,000,000	76,991,245
Nomura Holdings, Inc.	9,000,000	67,282,827
NSK Ltd.	8,000,000	58,225,322
Omron Corp.	4,001,300	79,742,311
ORIX Corp.	3,260,750	245,630,875
Promise Co. Ltd. (a)(c)	1,825,000	16,901,517
Rakuten, Inc.	170,000	139,171,369
Ricoh Co. Ltd.	5,500,000	78,841,251
ROHM Co. Ltd.	1,346,800	90,860,880
Sankyo Co. Ltd. (Gunma)	1,100,000	58,856,761
Shin-Etsu Chemical Co., Ltd.	1,688,200	88,458,908
SOFTBANK CORP.	3,000,000	76,470,585
Sony Financial Holdings, Inc.	21,400	58,673,976
Sumco Corp.	3,964,900	68,431,527
Sumitomo Corp.	6,500,000	73,374,318
Sumitomo Metal Industries Ltd.	20,000,000	55,167,827
Sumitomo Mitsui Financial Group, Inc.	6,346,500	206,347,366
THK Co. Ltd.	5,000,000	99,202,389
Tokai Carbon Co. Ltd.	6,000,000	28,248,586
Tokyo Electron Ltd.	2,150,000	131,472,244
Toshiba Corp. (a)	26,056,000	143,456,646
Toyota Motor Corp. sponsored ADR	4,900,000	377,300,000
Yahoo! Japan Corp.	299,774	113,739,438
TOTAL JAPAN		5,376,143,087
Korea (South) - 1.7%
Amorepacific Corp.	84,531	59,081,968
LG Household & Health Care Ltd.	200,000	49,011,982
Lotte Shopping Co. Ltd.	71,612	18,476,126
NHN Corp. (a)	1,000,000	149,279,451
Samsung Electronics Co. Ltd.	405,212	274,127,299
Shinhan Financial Group Co. Ltd. (a)	1,928,930	67,518,505
TOTAL KOREA (SOUTH)		617,495,331

	Shares	Value
Luxembourg - 0.5%
ArcelorMittal SA (NY Shares) Class A (c)	1,250,000	$ 48,350,000
SES SA FDR (France) unit	5,630,000	123,486,139
TOTAL LUXEMBOURG		171,836,139
Mexico - 0.3%
America Movil SAB de CV Series L sponsored ADR	913,600	39,878,640
Cemex SA de CV sponsored ADR	5,750,000	52,842,500
TOTAL MEXICO		92,721,140
Netherlands - 2.0%
Akzo Nobel NV	755,800	44,988,705
Gemalto NV (a)	1,700,000	67,485,776
ING Groep NV:
(Certificaten Van Aandelen) unit (a)	171,710	1,607,943
sponsored ADR (a)(c)	7,110,626	66,839,884
Koninklijke KPN NV	10,000,000	165,579,192
Koninklijke Philips Electronics NV	85,250	2,574,299
Koninklijke Philips Electronics NV (NY Shares)	4,134,500	125,027,280
QIAGEN NV (a)	2,591,000	56,380,160
Randstad Holdings NV (a)	2,500,000	119,977,038
Royal DSM NV	1,327,200	61,855,703
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	64,000	1,959,614
TOTAL NETHERLANDS		714,275,594
Netherlands Antilles - 0.5%
Schlumberger Ltd.	2,890,200	183,412,092
Norway - 0.8%
DnB NOR ASA (a)	10,150,000	114,616,980
Pronova BioPharma ASA (a)(d)	16,000,000	47,077,454
StatoilHydro ASA	83,000	1,862,613
Telenor ASA (a)	9,545,500	124,057,796
TOTAL NORWAY		287,614,843
Papua New Guinea - 0.4%
Lihir Gold Ltd.	60,000,000	146,962,350
South Africa - 0.8%
African Rainbow Minerals Ltd.	794,500	17,510,561
AngloGold Ashanti Ltd. sponsored ADR	450,000	16,060,500
Aspen Pharmacare Holdings Ltd. (a)	91,200	806,402
Impala Platinum Holdings Ltd.	7,000,000	181,368,562
MTN Group Ltd.	5,061,400	72,674,708
TOTAL SOUTH AFRICA		288,420,733
Spain - 4.3%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (c)	2,900,000	44,051,000
Banco Santander SA	138,500	1,963,995
Banco Santander SA sponsored ADR	23,250,547	327,367,702
Cintra Concesiones de Infrastructuras de Transporte SA	9,200,000	95,962,065
Common Stocks - continued
	Shares	Value
Spain - continued
Enagas SA	5,000,649	$ 103,653,861
Grupo Acciona SA	290,000	34,953,786
Iberdrola SA	10,126,200	86,210,215
Inditex SA	1,755,565	110,502,637
Red Electrica Corporacion SA	1,700,000	85,223,487
Telefonica SA	27,500,000	658,753,587
TOTAL SPAIN		1,548,642,335
Sweden - 0.4%
H&M Hennes & Mauritz AB (B Shares)	1,880,995	110,688,508
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (c)	4,700,000	45,496,000
TOTAL SWEDEN		156,184,508
Switzerland - 8.8%
Actelion Ltd. (Reg.) (a)	3,034,726	160,550,793
ARYZTA AG	1,800,000	71,090,291
Bank Sarasin & Co. Ltd. Series B (Reg.) (a)	48,400	1,652,583
Clariant AG (Reg.) (a)	201,000	2,205,951
Credit Suisse Group (Reg.)	1,500,000	64,882,654
Kuehne & Nagel International AG	1,400,000	134,932,434
Nestle SA (Reg.)	14,208,360	673,469,058
Nobel Biocare Holding AG (Switzerland)	2,350,000	69,119,496
Novartis AG sponsored ADR (c)	1,380,800	73,914,224
Petroplus Holdings AG	1,484,430	24,997,223
Roche Holding AG (participation certificate)	3,207,817	538,153,246
Schindler Holding AG (Reg.)	1,300,000	97,249,602
SGS Societe Generale de Surveillance Holding SA (Reg.)	70,000	90,002,317
Sonova Holding AG Class B	2,000,000	247,527,587
Sulzer AG (Reg.)	885,300	74,387,409
Swiss Reinsurance Co. (Reg.)	3,127,158	135,180,241
Tecan Group AG (d)	950,000	67,233,118
Transocean Ltd. (a)	1,663,800	140,990,412
UBS AG:
(For. Reg.) (a)	4,297,205	56,041,475
(NY Shares) (a)	12,300,000	160,023,000
Zurich Financial Services AG (Reg.)	1,330,000	282,760,863
TOTAL SWITZERLAND		3,166,363,977
Taiwan - 0.6%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	34,500,000	145,166,588
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	8,039,998	81,686,380
TOTAL TAIWAN		226,852,968
United Kingdom - 16.5%
Anglo American PLC (United Kingdom) (a)	1,838,478	67,453,578
Barclays PLC	64,200,000	274,382,878
Bellway PLC	2,450,000	28,864,166

	Shares	Value
BG Group PLC	18,673,000	$ 343,270,075
BHP Billiton PLC	4,000,000	117,337,393
Bovis Homes Group PLC (a)(d)	7,250,000	45,824,552
BP PLC sponsored ADR	4,200,000	235,704,000
British American Tobacco PLC:
(United Kingdom)	58,950	1,948,522
sponsored ADR	2,208,000	146,920,320
British Land Co. PLC	13,872,765	96,259,306
BT Group PLC	37,875,000	82,654,642
Capita Group PLC	20,500,451	235,926,070
Carphone Warehouse Group PLC	20,856,732	63,287,927
Centrica PLC	594,000	2,549,983
Ensco International Ltd. ADR	2,402,400	93,765,672
GlaxoSmithKline PLC sponsored ADR	250,000	9,752,500
HSBC Holdings PLC:
(United Kingdom) (Reg.)	446,371	4,778,504
sponsored ADR (c)	14,500,000	775,895,004
Imperial Tobacco Group PLC	5,668,749	182,799,035
Inchcape PLC (a)	121,790,000	51,694,117
International Power PLC	14,835,892	75,741,402
ITV PLC	20,883,300	18,726,397
Johnson Matthey PLC	1,000,000	23,247,463
Man Group PLC	17,000,000	63,711,410
Misys PLC (a)	15,000,355	51,229,672
National Grid PLC	6,319,500	63,469,441
Next PLC	2,500,000	77,954,947
Pearson PLC	7,000,000	99,123,168
Persimmon PLC (a)	2,000,000	13,729,751
Prudential PLC	13,300,000	121,807,159
QinetiQ Group PLC	14,230,000	30,339,372
Reckitt Benckiser Group PLC	9,000,000	466,543,172
Rio Tinto PLC:
(Reg.)	1,159,382	56,535,646
sponsored ADR	1,000,000	194,020,000
Royal Dutch Shell PLC:
Class A (United Kingdom)	164,500	4,546,584
Class A sponsored ADR	4,049,200	224,285,188
Class B ADR	8,446,600	450,879,508
Schroders PLC	2,133,326	42,158,181
Segro PLC	6,947,400	34,507,452
Standard Chartered PLC (United Kingdom)	6,179,748	142,338,133
Tesco PLC	37,513,625	253,877,840
Vodafone Group PLC	1,015,000	2,168,387
Vodafone Group PLC sponsored ADR	21,000,000	450,660,000
Wolseley PLC (a)	1,000,000	22,000,204
Xstrata PLC (a)	4,953,166	80,369,332
TOTAL UNITED KINGDOM		5,925,038,053
United States of America - 6.2%
Agilent Technologies, Inc.	2,504,300	70,195,529
Common Stocks - continued
	Shares	Value
United States of America - continued
Allergan, Inc.	2,000,000	$ 115,000,000
AMETEK, Inc.	900,000	32,796,000
Bank of America Corp.	5,940,900	90,182,862
C. R. Bard, Inc.	1,150,000	95,323,500
CME Group, Inc.	402,400	115,416,368
Coach, Inc.	1,500,000	52,320,000
Danaher Corp.	450,000	32,107,500
Express Scripts, Inc. (a)	1,500,000	125,790,000
Google, Inc. Class A (a)	306,800	162,426,056
Henry Schein, Inc. (a)	800,000	43,240,000
Illumina, Inc. (a)	985,260	36,149,189
JPMorgan Chase & Co.	2,209,900	86,053,506
Medco Health Solutions, Inc. (a)	1,350,000	82,998,000
Microsoft Corp.	1,448,000	40,804,640
Morgan Stanley	3,724,900	99,752,822
Newmont Mining Corp.	1,000,000	42,860,000
News Corp. Class A	4,400,000	55,484,000
Pfizer, Inc.	7,111,500	132,700,590
Philip Morris International, Inc.	3,098,800	141,026,388
PNC Financial Services Group, Inc.	2,643,700	146,540,291
Pride International, Inc. (a)	1,338,000	39,604,800
Range Resources Corp.	707,200	32,531,200
Synthes, Inc.	300,000	38,188,432
Visa, Inc. Class A	1,800,000	147,654,000
Wells Fargo & Co.	5,482,100	155,856,103
TOTAL UNITED STATES OF AMERICA		2,213,001,776
TOTAL COMMON STOCKS (Cost $30,918,757,550)		33,806,075,703
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.1%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	792,000	24,784,381
ProSiebenSat.1 Media AG	1,528,700	20,574,862
TOTAL GERMANY		45,359,243
Italy - 0.3%
Fiat SpA (a)	3,950,478	30,237,080
Intesa Sanpaolo SpA	22,000,000	64,523,646
TOTAL ITALY		94,760,726
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $163,401,156)		140,119,969
Money Market Funds - 7.8%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (f)	1,933,017,834	$ 1,933,017,834
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(f)	847,801,107	847,801,107
TOTAL MONEY MARKET FUNDS (Cost $2,780,818,941)		2,780,818,941
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $33,862,977,647)	36,727,014,613
NET OTHER ASSETS - (2.5)%	(881,826,895)
NET ASSETS - 100%	$ 35,845,187,718
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,046,671 or 0.0% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $481,440 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
OZ Optics Ltd. unit	8/18/00	$ 1,505,520
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bovis Homes Group PLC	$ 49,028,663	$ -	$ -	$ -	$ 45,824,552
easyJet PLC	168,495,470	-	164,901,607	-	-
Informa PLC	163,485,254	-	19,078,257	-	159,625,433
Niko Resources Ltd.	204,266,519	3,327,048	21,320,704	61,745	-
Petrobank Energy & Resources Ltd.	239,355,866	-	-	-	270,498,691
Pronova BioPharma ASA	48,182,882	1,312,775	-	-	47,077,454
Tecan Group AG	67,537,277	-	11,660,746	-	67,233,118
Trican Well Service Ltd.	81,839,590	-	-	285,290	90,470,401
Total	$ 1,022,191,521	$ 4,639,823	$ 216,961,314	$ 347,035	$ 680,729,649
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 674,805
Fidelity Securities Lending Cash Central Fund	1,556,590
Total	$ 2,231,395
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 5,925,038,053	$ 2,581,882,192	$ 3,343,155,861	$ -
Japan	5,376,143,087	4,447,421,340	928,721,747	-
France	3,311,317,635	207,959,000	3,103,358,635	-
Switzerland	3,166,363,977	374,927,636	2,791,436,341	-
Germany	2,464,081,076	391,851,400	2,072,229,676	-
United States of America	2,213,001,776	2,174,813,344	38,188,432	-
Canada	1,663,063,728	1,662,582,288	-	481,440
Spain	1,548,642,335	371,418,702	1,177,223,633	-
Australia	844,978,349	844,978,349	-	-
Other	7,433,565,656	3,985,711,705	3,447,853,951	-
Money Market Funds	2,780,818,941	2,780,818,941	-	-
Total Investments in Securities:	$ 36,727,014,613	$ 19,824,364,897	$ 16,902,168,276	$ 481,440
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 481,440
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 481,440
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $33,949,488,155. Net unrealized appreciation aggregated $2,777,526,458, of which $5,637,898,531 related to appreciated investment securities and $2,860,372,073 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Emerging Europe,
Middle East, Africa (EMEA) Fund

January 31, 2010

1.861978.101

EME-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 102.0%
	Shares	Value
Bailiwick of Jersey - 0.3%
Randgold Resources Ltd.	5,000	$ 345,547
Czech Republic - 1.6%
Ceske Energeticke Zavody AS	15,150	737,304
Komercni Banka AS	6,500	1,311,759
TOTAL CZECH REPUBLIC		2,049,063
Egypt - 0.5%
Telecom Egypt SAE	204,900	684,625
Israel - 17.7%
Bezeq Israeli Telecommunication Corp. Ltd.	698,200	1,798,101
Cellcom Israel Ltd.	12,000	386,863
Check Point Software Technologies Ltd. (a)	60,100	1,921,998
Mizrahi Tefahot Bank Ltd. (a)	241,200	2,191,229
Partner Communications Co. Ltd.	28,528	592,188
Partner Communications Co. Ltd. ADR	21,800	452,132
Shufersal Ltd.	324,900	1,863,263
Teva Pharmaceutical Industries Ltd.	198,600	11,304,321
Teva Pharmaceutical Industries Ltd. sponsored ADR	43,500	2,467,320
TOTAL ISRAEL		22,977,415
Kenya - 1.5%
British American Tobacco Kenya Ltd.	173,000	403,439
East African Breweries Ltd.	418,995	828,053
Safaricom Ltd.	9,596,063	663,759
TOTAL KENYA		1,895,251
Morocco - 0.9%
Maroc Telecom	64,800	1,166,418
Nigeria - 3.6%
Guaranty Trust Bank PLC GDR (Reg. S)	416,571	3,143,778
Nigerian Breweries PLC	912,403	327,348
United Bank for Africa PLC	3,321,707	274,003
Zenith Bank PLC (a)	9,565,204	970,273
TOTAL NIGERIA		4,715,402
Poland - 2.1%
Bank Polska Kasa Opieki SA (a)	39,900	2,336,090
Eurocash SA	60,000	353,962
TOTAL POLAND		2,690,052
Common Stocks - continued
	Shares	Value
Qatar - 1.2%
Commercial Bank of Qatar GDR (Reg. S)	73,213	$ 254,452
Qatar National Bank SAQ	33,100	1,353,729
TOTAL QATAR		1,608,181
Russia - 31.2%
Comstar United TeleSystems OJSC GDR (Reg. S)	648,100	3,842,073
Lukoil Oil Co. sponsored ADR	121,695	6,655,096
Mosenergo AO (a)	5,437,700	663,399
Novolipetsk Steel Ojsc (a)	47,400	1,447,347
Novorossiysk Commercial Sea Port JSC (a)	2,000,000	300,000
OAO Gazprom	1,909,200	11,455,199
OAO NOVATEK	57,200	317,460
OAO NOVATEK GDR	23,900	1,692,986
OJSC Oil Co. Rosneft (a)	41,800	319,770
OJSC Oil Company Rosneft GDR (Reg. S)	173,800	1,336,699
Polymetal JSC (a)	92,100	902,580
Polymetal JSC GDR (Reg. S) (a)	196,850	1,827,664
Sberbank (Savings Bank of the Russian Federation)	2,147,400	6,259,671
Sibirtelecom OJSC	6,798,400	333,801
Sistema JSFC sponsored GDR (a)	12,300	305,348
Surgutneftegaz JSC sponsored ADR	31,100	261,882
Uralkali JSC GDR (Reg. S) (a)	46,200	986,806
VolgaTelecom sponsored ADR	55,400	340,710
VTB Bank JSC unit	179,700	895,779
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	15,900	330,402
TOTAL RUSSIA		40,474,672
South Africa - 39.7%
Africa Cellular Towers Ltd. (a)	5,335,800	377,999
African Rainbow Minerals Ltd.	48,500	1,068,927
AngloGold Ashanti Ltd.	49,900	1,826,097
Aspen Pharmacare Holdings Ltd. (a)	168,600	1,490,783
Austro Group Ltd.	1,148,600	69,314
Aveng Ltd.	221,700	1,032,502
Bidvest Group Ltd.	68,300	1,175,309
Cashbuild Ltd.	186,500	1,786,070
Clicks Group Ltd.	784,959	2,728,913
DataTec Ltd.	40,000	149,975
DRDGOLD Ltd.	2,030,354	1,153,338
Exxaro Resources Ltd.	194,600	2,706,111
FirstRand Ltd.	1,277,900	3,126,602
Harmony Gold Mining Co. Ltd.	219,400	2,027,452
Common Stocks - continued
	Shares	Value
South Africa - continued
Illovo Sugar Ltd.	158,603	$ 698,073
Impala Platinum Holdings Ltd.	43,200	1,119,303
MTN Group Ltd.	417,750	5,998,313
Mvelaphanda Resources Ltd. (a)	100,000	665,783
Naspers Ltd. Class N	49,100	1,739,170
Netcare Ltd.	200,000	341,091
Paracon Holdings Ltd.	2,889,628	739,220
Raubex Group Ltd.	765,100	2,268,420
Sanlam Ltd.	791,400	2,375,467
Sasol Ltd.	126,500	4,762,876
Shoprite Holdings Ltd.	460,100	4,216,145
Standard Bank Group Ltd.	201,400	2,875,973
Steinhoff International Holdings Ltd.	338,200	864,290
Tiger Brands Ltd.	47,800	1,109,936
Woolworths Holdings Ltd.	360,265	863,963
TOTAL SOUTH AFRICA		51,357,415
Turkey - 0.3%
Koc Holding AS	100,000	340,693
United Arab Emirates - 0.7%
National Bank of Abu Dhabi PJSC (a)	277,569	846,385
United Kingdom - 0.2%
Hikma Pharmaceuticals PLC	36,607	319,607
Zambia - 0.5%
Celtel Zambia Ltd.	3,109,948	341,003
Zambeef Products PLC	286,637	238,864
TOTAL ZAMBIA		579,867
TOTAL COMMON STOCKS (Cost $127,806,719)		132,050,593
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 0.17% (b) (Cost $3,926,399)	3,926,399	3,926,399
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $131,733,118)		135,976,992
NET OTHER ASSETS - (5.0)%		(6,444,416)
NET ASSETS - 100%		$ 129,532,576
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,359
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
South Africa	$ 51,357,415	$ 49,329,963	$ 2,027,452	$ -
Russia	40,474,672	21,222,992	19,251,680	-
Israel	22,977,415	22,977,415	-	-
Nigeria	4,715,402	1,571,624	3,143,778	-
Poland	2,690,052	2,690,052	-	-
Czech Republic	2,049,063	2,049,063	-	-
Kenya	1,895,251	1,895,251	-	-
Qatar	1,608,181	1,353,729	254,452	-
Morocco	1,166,418	-	1,166,418	-
Other	3,116,724	2,451,570	665,154	-
Money Market Funds	3,926,399	3,926,399	-	-
Total Investments in Securities:	$ 135,976,992	$ 109,468,058	$ 26,508,934	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $132,543,061. Net unrealized appreciation aggregated $3,433,931, of which $16,751,789 related to appreciated investment securities and $13,317,858 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor
Emerging Europe, Middle East,
Africa (EMEA) Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2010

1.861996.101

AEME-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 102.0%
	Shares	Value
Bailiwick of Jersey - 0.3%
Randgold Resources Ltd.	5,000	$ 345,547
Czech Republic - 1.6%
Ceske Energeticke Zavody AS	15,150	737,304
Komercni Banka AS	6,500	1,311,759
TOTAL CZECH REPUBLIC		2,049,063
Egypt - 0.5%
Telecom Egypt SAE	204,900	684,625
Israel - 17.7%
Bezeq Israeli Telecommunication Corp. Ltd.	698,200	1,798,101
Cellcom Israel Ltd.	12,000	386,863
Check Point Software Technologies Ltd. (a)	60,100	1,921,998
Mizrahi Tefahot Bank Ltd. (a)	241,200	2,191,229
Partner Communications Co. Ltd.	28,528	592,188
Partner Communications Co. Ltd. ADR	21,800	452,132
Shufersal Ltd.	324,900	1,863,263
Teva Pharmaceutical Industries Ltd.	198,600	11,304,321
Teva Pharmaceutical Industries Ltd. sponsored ADR	43,500	2,467,320
TOTAL ISRAEL		22,977,415
Kenya - 1.5%
British American Tobacco Kenya Ltd.	173,000	403,439
East African Breweries Ltd.	418,995	828,053
Safaricom Ltd.	9,596,063	663,759
TOTAL KENYA		1,895,251
Morocco - 0.9%
Maroc Telecom	64,800	1,166,418
Nigeria - 3.6%
Guaranty Trust Bank PLC GDR (Reg. S)	416,571	3,143,778
Nigerian Breweries PLC	912,403	327,348
United Bank for Africa PLC	3,321,707	274,003
Zenith Bank PLC (a)	9,565,204	970,273
TOTAL NIGERIA		4,715,402
Poland - 2.1%
Bank Polska Kasa Opieki SA (a)	39,900	2,336,090
Eurocash SA	60,000	353,962
TOTAL POLAND		2,690,052
Common Stocks - continued
	Shares	Value
Qatar - 1.2%
Commercial Bank of Qatar GDR (Reg. S)	73,213	$ 254,452
Qatar National Bank SAQ	33,100	1,353,729
TOTAL QATAR		1,608,181
Russia - 31.2%
Comstar United TeleSystems OJSC GDR (Reg. S)	648,100	3,842,073
Lukoil Oil Co. sponsored ADR	121,695	6,655,096
Mosenergo AO (a)	5,437,700	663,399
Novolipetsk Steel Ojsc (a)	47,400	1,447,347
Novorossiysk Commercial Sea Port JSC (a)	2,000,000	300,000
OAO Gazprom	1,909,200	11,455,199
OAO NOVATEK	57,200	317,460
OAO NOVATEK GDR	23,900	1,692,986
OJSC Oil Co. Rosneft (a)	41,800	319,770
OJSC Oil Company Rosneft GDR (Reg. S)	173,800	1,336,699
Polymetal JSC (a)	92,100	902,580
Polymetal JSC GDR (Reg. S) (a)	196,850	1,827,664
Sberbank (Savings Bank of the Russian Federation)	2,147,400	6,259,671
Sibirtelecom OJSC	6,798,400	333,801
Sistema JSFC sponsored GDR (a)	12,300	305,348
Surgutneftegaz JSC sponsored ADR	31,100	261,882
Uralkali JSC GDR (Reg. S) (a)	46,200	986,806
VolgaTelecom sponsored ADR	55,400	340,710
VTB Bank JSC unit	179,700	895,779
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	15,900	330,402
TOTAL RUSSIA		40,474,672
South Africa - 39.7%
Africa Cellular Towers Ltd. (a)	5,335,800	377,999
African Rainbow Minerals Ltd.	48,500	1,068,927
AngloGold Ashanti Ltd.	49,900	1,826,097
Aspen Pharmacare Holdings Ltd. (a)	168,600	1,490,783
Austro Group Ltd.	1,148,600	69,314
Aveng Ltd.	221,700	1,032,502
Bidvest Group Ltd.	68,300	1,175,309
Cashbuild Ltd.	186,500	1,786,070
Clicks Group Ltd.	784,959	2,728,913
DataTec Ltd.	40,000	149,975
DRDGOLD Ltd.	2,030,354	1,153,338
Exxaro Resources Ltd.	194,600	2,706,111
FirstRand Ltd.	1,277,900	3,126,602
Harmony Gold Mining Co. Ltd.	219,400	2,027,452
Common Stocks - continued
	Shares	Value
South Africa - continued
Illovo Sugar Ltd.	158,603	$ 698,073
Impala Platinum Holdings Ltd.	43,200	1,119,303
MTN Group Ltd.	417,750	5,998,313
Mvelaphanda Resources Ltd. (a)	100,000	665,783
Naspers Ltd. Class N	49,100	1,739,170
Netcare Ltd.	200,000	341,091
Paracon Holdings Ltd.	2,889,628	739,220
Raubex Group Ltd.	765,100	2,268,420
Sanlam Ltd.	791,400	2,375,467
Sasol Ltd.	126,500	4,762,876
Shoprite Holdings Ltd.	460,100	4,216,145
Standard Bank Group Ltd.	201,400	2,875,973
Steinhoff International Holdings Ltd.	338,200	864,290
Tiger Brands Ltd.	47,800	1,109,936
Woolworths Holdings Ltd.	360,265	863,963
TOTAL SOUTH AFRICA		51,357,415
Turkey - 0.3%
Koc Holding AS	100,000	340,693
United Arab Emirates - 0.7%
National Bank of Abu Dhabi PJSC (a)	277,569	846,385
United Kingdom - 0.2%
Hikma Pharmaceuticals PLC	36,607	319,607
Zambia - 0.5%
Celtel Zambia Ltd.	3,109,948	341,003
Zambeef Products PLC	286,637	238,864
TOTAL ZAMBIA		579,867
TOTAL COMMON STOCKS (Cost $127,806,719)		132,050,593
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 0.17% (b) (Cost $3,926,399)	3,926,399	3,926,399
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $131,733,118)		135,976,992
NET OTHER ASSETS - (5.0)%		(6,444,416)
NET ASSETS - 100%		$ 129,532,576
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,359
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
South Africa	$ 51,357,415	$ 49,329,963	$ 2,027,452	$ -
Russia	40,474,672	21,222,992	19,251,680	-
Israel	22,977,415	22,977,415	-	-
Nigeria	4,715,402	1,571,624	3,143,778	-
Poland	2,690,052	2,690,052	-	-
Czech Republic	2,049,063	2,049,063	-	-
Kenya	1,895,251	1,895,251	-	-
Qatar	1,608,181	1,353,729	254,452	-
Morocco	1,166,418	-	1,166,418	-
Other	3,116,724	2,451,570	665,154	-
Money Market Funds	3,926,399	3,926,399	-	-
Total Investments in Securities:	$ 135,976,992	$ 109,468,058	$ 26,508,934	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $132,543,061. Net unrealized appreciation aggregated $3,433,931, of which $16,751,789 related to appreciated investment securities and $13,317,858 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Emerging Markets Fund

January 31, 2010

1.813065.105

EMF-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Argentina - 0.2%
Banco Macro SA sponsored ADR (c)	247,300	$ 7,050,523
Australia - 0.1%
Coal of Africa Ltd. (a)	1,577,000	2,980,392
Bailiwick of Jersey - 0.4%
Heritage Oil PLC (a)	594,107	4,692,689
Randgold Resources Ltd. sponsored ADR	199,700	13,765,321
TOTAL BAILIWICK OF JERSEY		18,458,010
Bermuda - 0.5%
Aquarius Platinum Ltd.:
(Australia) (a)(c)	3,233,117	19,097,343
(United Kingdom) (a)	731,222	4,299,700
TOTAL BERMUDA		23,397,043
Brazil - 13.4%
Anhanguera Educacional Participacoes SA unit (a)	283,349	3,908,262
BM&F BOVESPA SA	3,119,300	20,966,329
Centrais Eletricas Brasileiras SA (Electrobras):
(PN-B) sponsored ADR (c)	1,047,600	19,097,748
sponsored ADR	796,600	16,951,648
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	8,650	144,196
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (c)	1,158,748	33,742,742
Fibria Celulose SA sponsored ADR (a)(c)	804,865	14,712,932
Gerdau SA sponsored ADR (c)	2,053,400	27,618,230
Itau Unibanco Banco Multiplo SA ADR	2,763,060	52,940,230
Localiza Rent A Car SA	1,246,000	13,054,907
Net Servicos de Comunicacao SA sponsored ADR	1,489,966	17,626,298
OGX Petroleo e Gas Participacoes SA	3,107,100	27,774,342
PDG Realty S.A. Empreendimentos e Participacoes	1,727,400	13,626,758
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	2,418,700	43,626,419
(PN) sponsored ADR (non-vtg.)	2,160,700	77,958,056
sponsored ADR	385,300	15,631,621
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	1,563,293	27,857,881
Vale SA (PN-A) sponsored ADR	5,626,800	127,053,144
Vivo Participacoes SA sponsored ADR (c)	796,000	22,280,040
TOTAL BRAZIL		576,571,783
Canada - 1.4%
Eldorado Gold Corp. (a)	1,295,311	15,384,317
First Quantum Minerals Ltd.	250,300	18,152,778
Niko Resources Ltd.	48,200	4,450,826
Sherritt International Corp.	900,900	5,173,035

	Shares	Value
Sino-Forest Corp. (a)	595,900	$ 10,348,698
Uranium One, Inc. (a)(c)	2,288,200	7,083,084
TOTAL CANADA		60,592,738
Cayman Islands - 2.2%
BaWang International (Group) Holding Ltd.	5,970,000	3,452,534
China Shanshui Cement Group Ltd.	8,975,000	5,236,606
Daphne International Holdings Ltd.	11,622,000	8,831,819
Eurasia Drilling Co. Ltd. GDR (Reg. S)	795,900	10,906,536
Geely Automobile Holdings Ltd. (c)	41,755,000	18,554,312
Hidili Industry International Development Ltd. (a)	11,787,000	12,464,180
Integra Group Holdings unit (a)	3,586,700	12,287,496
Mindray Medical International Ltd. sponsored ADR (c)	450,600	15,712,422
PCD Stores Group Ltd.	13,516,000	4,613,296
Trina Solar Ltd. ADR (a)	193,900	4,252,227
TOTAL CAYMAN ISLANDS		96,311,428
Chile - 0.4%
Banco Santander Chile sponsored ADR	168,700	10,430,721
Enersis SA sponsored ADR	292,000	6,704,320
TOTAL CHILE		17,135,041
China - 8.9%
Baidu.com, Inc. sponsored ADR (a)	36,000	14,821,560
China Construction Bank Corp. (H Shares)	81,122,000	62,482,314
China Mengniu Dairy Co. Ltd. (a)	5,306,000	16,401,960
China Merchants Bank Co. Ltd. (H Shares)	10,819,350	25,167,274
China Shenhua Energy Co. Ltd. (H Shares)	8,227,500	35,394,161
China Yurun Food Group Ltd.	5,091,000	14,294,760
Golden Eagle Retail Group Ltd. (H Shares)	9,199,000	16,611,387
Industrial & Commercial Bank of China Ltd. (H Shares)	89,498,000	65,706,064
Maanshan Iron & Steel Co. Ltd. (H Shares) (a)(c)	10,458,000	6,330,875
Minth Group Ltd.	5,732,000	7,257,332
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	4,502,000	35,255,456
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	135,100	6,242,971
Sina Corp. (a)	108,500	3,923,360
Tencent Holdings Ltd.	2,080,200	38,903,527
Yantai Changyu Pioneer Wine Co. (B Shares)	1,602,950	13,956,738
ZTE Corp. (H Shares)	3,576,080	21,003,387
TOTAL CHINA		383,753,126
Cyprus - 0.1%
Bank of Cyprus Public Co. Ltd.	752,800	4,753,781
Common Stocks - continued
	Shares	Value
Czech Republic - 1.1%
Ceske Energeticke Zavody AS	543,800	$ 26,465,087
Komercni Banka AS	105,500	21,290,864
TOTAL CZECH REPUBLIC		47,755,951
Egypt - 0.5%
Commercial International Bank Ltd. sponsored GDR	1,924,987	20,453,179
Hong Kong - 4.8%
China Agri-Industries Holding Ltd.	10,185,000	13,984,132
China Mobile (Hong Kong) Ltd.	5,412,900	50,852,736
China Overseas Land & Investment Ltd.	9,882,000	17,717,456
CNOOC Ltd.	29,451,000	41,293,824
CNOOC Ltd. sponsored ADR (c)	51,400	7,187,262
CNPC (Hong Kong) Ltd.	18,746,000	23,396,433
Hong Kong Exchanges and Clearing Ltd.	743,300	12,666,051
Shanghai Industrial Holdings Ltd.	4,471,000	20,875,167
Sino-Ocean Land Holdings Ltd.	14,572,500	11,918,595
Texwinca Holdings Ltd.	7,198,000	6,359,943
TOTAL HONG KONG		206,251,599
Hungary - 0.7%
OTP Bank Ltd. (a)	1,011,700	30,238,281
India - 7.7%
Bank of Baroda	756,430	9,437,951
Bharat Heavy Electricals Ltd.	470,875	24,553,898
DLF Ltd.	808,861	5,850,981
Housing Development and Infrastructure Ltd. (a)	1,418,482	10,166,941
Housing Development Finance Corp. Ltd.	657,666	33,989,748
ICICI Bank Ltd. sponsored ADR	241,800	8,530,704
Indiabulls Real Estate Ltd. (a)	1,835,219	6,968,859
Infosys Technologies Ltd. sponsored ADR	911,400	47,310,774
ITC Ltd.	1,500	8,135
Jain Irrigation Systems Ltd.	745,510	11,705,113
JSW Steel Ltd.	1,069,795	22,857,084
Mahindra & Mahindra Ltd.	979,638	21,611,505
Power Finance Corp. Ltd.	127,153	667,536
Reliance Industries Ltd.	2,437,756	55,292,799
Rural Electrification Corp. Ltd. (a)	2,385,788	12,395,753
Tata Consultancy Services Ltd.	1,709,584	27,286,629
Tata Power Co. Ltd.	388,070	10,978,700
Tata Steel Ltd.	1,352,931	16,692,749
Ultratech Cement Ltd.	231,113	4,659,839
TOTAL INDIA		330,965,698
Indonesia - 5.1%
PT Delta Dunia Petroindo Tbk (a)	46,832,000	8,965,709
PT Gudang Garam Tbk	3,420,500	8,779,904
PT Astra International Tbk	7,557,500	29,058,016
PT Bank Mandiri Persero Tbk	41,567,500	20,783,775
PT Bank Rakyat Indonesia Tbk	30,558,000	25,002,030
PT Bumi Resources Tbk	44,714,000	11,836,073

	Shares	Value
PT Indo Tambangraya Megah Tbk	1,276,000	$ 4,285,182
PT Indocement Tunggal Prakarsa Tbk	14,098,000	20,355,426
PT Indofood Sukses Makmur Tbk	48,296,500	18,595,466
PT Indosat Tbk	9,549,500	5,719,494
PT Indosat Tbk sponsored ADR (c)	254,000	7,459,980
PT Perusahaan Gas Negara Tbk Series B	63,763,600	25,744,158
PT Telkomunikasi Indonesia Tbk Series B	33,740,000	33,740,040
TOTAL INDONESIA		220,325,253
Ireland - 0.2%
Dragon Oil PLC (a)	1,152,360	7,434,530
Israel - 2.6%
Check Point Software Technologies Ltd. (a)	624,500	19,971,510
Israel Chemicals Ltd.	1,049,584	13,894,883
Partner Communications Co. Ltd. ADR (c)	760,191	15,766,361
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,056,400	59,919,008
TOTAL ISRAEL		109,551,762
Kazakhstan - 0.8%
JSC Halyk Bank of Kazakhstan unit (a)	1,967,696	18,366,868
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	573,211	14,457,642
TOTAL KAZAKHSTAN		32,824,510
Korea (South) - 10.9%
CJ CheilJedang Corp.	57,323	10,337,824
CJ Corp.	188,290	10,918,185
Hynix Semiconductor, Inc. (a)	1,525,840	29,953,276
Hyundai Engineering & Construction Co. Ltd.	375,101	20,844,334
Hyundai Mobis	213,373	27,249,285
Hyundai Motor Co.	442,821	43,177,807
Industrial Bank of Korea (a)	1,707,090	19,370,289
KB Financial Group, Inc. (a)	913,920	39,903,650
Korea Exchange Bank	2,135,840	24,327,449
Korean Air Lines Co. Ltd. (a)	301,288	14,688,729
KT Corp.	401,510	17,253,596
LG Innotek Co. Ltd.	136,151	10,514,722
Lumens Co. Ltd. (a)	1,148,462	8,552,269
Samsung Electronics Co. Ltd.	206,302	139,564,006
Samsung SDI Co. Ltd.	108,789	12,766,675
Shinhan Financial Group Co. Ltd. (a)	1,135,410	39,742,856
TOTAL KOREA (SOUTH)		469,164,952
Luxembourg - 1.2%
ArcelorMittal SA (NY Shares) Class A (c)	414,765	16,043,110
Evraz Group SA GDR (a)	794,300	26,186,165
Ternium SA sponsored ADR (a)(c)	264,600	7,874,496
TOTAL LUXEMBOURG		50,103,771
Mexico - 3.0%
America Movil SAB de CV Series L sponsored ADR	1,493,900	65,208,735
Common Stocks - continued
	Shares	Value
Mexico - continued
Banco Compartamos SA de CV	1,765,400	$ 8,609,699
Corporacion Geo SA de CV Series B (a)	4,957,000	13,160,093
Grupo Financiero Banorte SAB de CV Series O	5,902,900	19,413,114
Wal-Mart de Mexico SA de CV Series V	5,061,700	22,444,495
TOTAL MEXICO		128,836,136
Nigeria - 0.2%
Guaranty Trust Bank PLC GDR (Reg. S)	1,231,281	9,292,231
Norway - 0.1%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)(c)	4,450,000	4,274,321
Panama - 0.3%
Copa Holdings SA Class A	205,380	10,675,652
Peru - 0.4%
Compania de Minas Buenaventura SA sponsored ADR	548,200	17,257,336
Philippines - 0.6%
Megaworld Corp.	208,930,000	5,391,742
Philippine Long Distance Telephone Co. sponsored ADR	354,600	19,846,962
TOTAL PHILIPPINES		25,238,704
Poland - 1.1%
Bank Polska Kasa Opieki SA (a)	469,100	27,465,153
Bank Zachodni WBK SA (a)	321,220	19,631,853
TOTAL POLAND		47,097,006
Russia - 9.4%
Cherkizovo Group OJSC GDR (a)	362,900	4,660,540
Magnit OJSC GDR (Reg. S)	1,212,000	18,233,267
Mechel Steel Group OAO sponsored ADR	1,045,200	20,684,508
Novorossiysk Commercial Sea Port JSC (a)	13,641,400	2,046,210
Novorossiysk Commercial Sea Port JSC GDR (Reg. S)	81,000	928,976
OAO Gazprom sponsored ADR	3,120,159	75,507,848
OAO NOVATEK GDR	465,480	32,972,855
OAO Tatneft sponsored ADR	851,800	26,207,432
OJSC MMC Norilsk Nickel sponsored ADR (a)	2,380,978	36,428,963
OJSC Oil Company Rosneft GDR (Reg. S)	4,990,900	38,385,113
Polymetal JSC GDR (Reg. S) (a)	1,357,800	12,606,562
RusHydro JSC sponsored ADR (a)	3,415,233	14,786,183
Sberbank (Savings Bank of the Russian Federation)	13,162,700	38,369,271
Sberbank (Savings Bank of the Russian Federation) GDR	76,233	22,939,557
Sistema JSFC sponsored GDR (a)	962,721	23,899,549

	Shares	Value
Vimpel Communications sponsored ADR	1,642,300	$ 29,791,322
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	152,080	3,160,222
TOTAL RUSSIA		401,608,378
Singapore - 0.3%
Straits Asia Resources Ltd.	7,993,000	12,277,248
South Africa - 5.9%
African Bank Investments Ltd.	4,081,699	15,898,203
AngloGold Ashanti Ltd.	380,000	13,906,147
Aspen Pharmacare Holdings Ltd. (a)	2,217,177	19,604,561
Aveng Ltd.	3,555,552	16,558,929
Clicks Group Ltd.	5,367,000	18,658,397
Illovo Sugar Ltd.	2,187,465	9,627,876
Mr. Price Group Ltd.	2,985,145	13,781,026
MTN Group Ltd.	3,126,300	44,889,347
Mvelaphanda Resources Ltd. (a)	3,125,278	20,807,580
Raubex Group Ltd.	3,037,636	9,006,189
Shoprite Holdings Ltd.	1,802,935	16,521,267
Standard Bank Group Ltd.	2,879,000	41,111,845
Steinhoff International Holdings Ltd.	4,909,661	12,546,926
TOTAL SOUTH AFRICA		252,918,293
Taiwan - 8.0%
Advanced Semiconductor Engineering, Inc. sponsored ADR (c)	2,621,100	10,222,290
Asia Cement Corp.	15,817,710	14,993,794
AU Optronics Corp. sponsored ADR (c)	2,233,340	24,432,740
Cathay Financial Holding Co. Ltd. (a)	11,067,000	18,765,256
Compal Electronics, Inc.	5,227,000	7,293,108
Epistar Corp.	2,319,000	7,363,632
First Financial Holding Co. Ltd.	29,154,077	16,325,918
Formosa Epitaxy, Inc.	7,451,000	9,860,075
Fubon Financial Holding Co. Ltd. (a)	17,317,000	20,261,405
Hon Hai Precision Industry Co. Ltd. (Foxconn)	15,360,447	64,632,570
Macronix International Co. Ltd.	25,103,113	14,018,163
MediaTek, Inc.	2,345,868	38,162,095
Siliconware Precision Industries Co. Ltd.	15,565,633	20,647,046
Taiwan Mobile Co. Ltd.	12,149,000	23,526,454
Taiwan Semiconductor Manufacturing Co. Ltd.	15,090,447	29,033,708
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,301,114	23,379,318
TOTAL TAIWAN		342,917,572
Thailand - 1.0%
Advanced Info Service PCL (For. Reg.)	4,927,900	12,323,462
Banpu PCL unit	594,700	9,460,729
Siam Commercial Bank PCL (For. Reg.)	8,329,300	20,013,910
Total Access Communication PCL (For. Reg.)	105,200	102,221
TOTAL THAILAND		41,900,322
Common Stocks - continued
	Shares	Value
Turkey - 2.8%
Albaraka Turk Katilim Bankasi AS	1,929,000	$ 3,144,233
Hurriyet Gazetecilik ve Matbaacilik AS (a)	7,158,519	9,038,111
Koc Holding AS	3,188,000	10,861,285
Tofas Turk Otomobil Fabrikasi AS	5,454,957	20,953,273
Turk Hava Yollari AO	5,696,000	20,927,887
Turkiye Garanti Bankasi AS	6,878,895	29,179,988
Turkiye Is Bankasi AS Series C	5,696,939	25,307,889
TOTAL TURKEY		119,412,666
United Arab Emirates - 0.2%
DP World Ltd.	17,263,218	8,614,346
United Kingdom - 1.0%
Hikma Pharmaceuticals PLC	1,626,618	14,201,612
Tullow Oil PLC	423,800	7,762,473
Xstrata PLC (a)	1,395,870	22,649,178
TOTAL UNITED KINGDOM		44,613,263
United States of America - 0.9%
Central European Distribution Corp. (a)	557,230	17,859,222
Freeport-McMoRan Copper & Gold, Inc.	314,700	20,987,343
TOTAL UNITED STATES OF AMERICA		38,846,565
TOTAL COMMON STOCKS (Cost $3,400,047,666)		4,221,853,390
Money Market Funds - 5.6%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (d)	77,105,781	$ 77,105,781
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	161,804,534	161,804,534
TOTAL MONEY MARKET FUNDS (Cost $238,910,315)		238,910,315
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $3,638,957,981)	4,460,763,705
NET OTHER ASSETS - (4.0)%	(171,963,870)
NET ASSETS - 100%	$ 4,288,799,835
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 41,591
Fidelity Securities Lending Cash Central Fund	231,087
Total	$ 272,678
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 576,571,783	$ 576,571,783	$ -	$ -
Korea (South)	469,164,952	429,422,096	39,742,856	-
Russia	401,608,378	205,988,344	195,620,034	-
China	383,753,126	383,753,126	-	-
Taiwan	342,917,572	342,917,572	-	-
India	330,965,698	330,965,698	-	-
South Africa	252,918,293	252,918,293	-	-
Indonesia	220,325,253	220,325,253	-	-
Hong Kong	206,251,599	114,105,039	92,146,560	-
Other	1,037,376,736	852,377,943	184,998,793	-
Money Market Funds	238,910,315	238,910,315	-	-
Total Investments in Securities:	$ 4,460,763,705	$ 3,948,255,462	$ 512,508,243	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 59,240
Total Realized Gain (Loss)	(3,687,175)
Total Unrealized Gain (Loss)	3,692,447
Cost of Purchases	-
Proceeds of Sales	(64,512)
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $3,698,937,280. Net unrealized appreciation aggregated $761,826,425, of which $930,087,523 related to appreciated investment securities and $168,261,098 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Europe Fund -
Europe Fund
Class F

January 31, 2010

1.813067.105

EUR-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Bailiwick of Jersey - 1.3%
Experian PLC	1,835,300	$ 17,449,848
Heritage Oil PLC (a)	651,800	5,148,390
Shire PLC	391,098	7,745,505
TOTAL BAILIWICK OF JERSEY		30,343,743
Belgium - 2.7%
Anheuser-Busch InBev SA NV	563,341	28,110,840
Fortis (a)	2,797,200	9,846,618
Gimv NV	84,000	4,301,444
Umicore SA	648,143	19,975,308
TOTAL BELGIUM		62,234,210
Bermuda - 1.0%
Seadrill Ltd.	528,700	11,996,625
Signet Jewelers Ltd. (United Kingdom) (a)	453,369	12,126,608
TOTAL BERMUDA		24,123,233
Brazil - 0.5%
Banco Santander (Brasil) SA ADR	891,600	10,734,864
Canada - 1.1%
Compton Petroleum Corp. (a)	2,022,700	1,797,031
Fairborne Energy Trust (a)	545,100	2,497,886
Iteration Energy Ltd. (a)	2,105,000	2,381,979
PetroBakken Energy Ltd. Class A	305,194	8,462,548
Petrobank Energy & Resources Ltd. (a)	210,000	10,375,292
TOTAL CANADA		25,514,736
Cayman Islands - 0.3%
Hengdeli Holdings Ltd.	20,216,000	6,717,879
China - 0.2%
Baidu.com, Inc. sponsored ADR (a)	8,500	3,499,535
Denmark - 2.6%
Carlsberg AS Series B	157,500	11,746,011
Danske Bank AS (a)	352,673	8,376,553
FLSmidth & Co. A/S	187,800	11,966,310
Novo Nordisk AS Series B	392,106	26,528,072
William Demant Holding AS (a)	18,100	1,412,524
TOTAL DENMARK		60,029,470
Finland - 1.4%
Fortum Corp.	667,700	16,943,369
Metso Corp.	209,000	7,014,076
Nokian Tyres PLC	381,661	9,227,123
TOTAL FINLAND		33,184,568
France - 12.6%
Alstom SA	137,119	9,155,107
Atos Origin SA (a)	266,677	12,402,023
AXA SA	880,400	18,127,514
Cap Gemini SA	187,900	8,343,173
CFAO SA	74,000	2,954,494
Essilor International SA	212,841	12,380,924
Groupe Eurotunnel SA	454,100	4,377,704

	Shares	Value
Iliad Group SA	122,900	$ 13,621,084
L'Oreal SA	203,000	21,403,439
PPR SA	145,600	17,754,771
Remy Cointreau SA	266,000	13,331,798
Sanofi-Aventis	765,414	56,596,062
Schneider Electric SA	254,835	26,289,012
Societe Generale Series A	328,452	19,002,633
Total SA:
Series B	604,865	34,955,912
sponsored ADR	270,300	15,566,577
Vallourec SA	49,815	8,568,056
TOTAL FRANCE		294,830,283
Germany - 9.1%
Aixtron AG	114,000	3,429,334
BASF AG	482,198	27,367,778
Bayerische Motoren Werke AG (BMW)	287,588	12,258,157
Deutsche Bank AG	293,600	17,900,792
Deutsche Boerse AG	241,500	15,809,609
Deutsche Lufthansa AG (Reg.)	298,600	4,778,991
Deutsche Postbank AG (a)	259,600	7,903,967
E.ON AG	1,117,334	41,010,647
HeidelbergCement AG	255,195	15,378,082
Infineon Technologies AG (a)	1,120,000	6,104,000
Linde AG	146,154	15,976,611
Rheinmetall AG	202,000	12,849,724
SAP AG	462,937	20,980,305
Siemens AG (Reg.)	132,415	11,799,501
TOTAL GERMANY		213,547,498
Greece - 1.1%
Coca-Cola Hellenic Bottling Co. SA	53,100	1,216,972
Fourlis Holdings SA	504,600	6,142,144
National Bank of Greece SA (a)	824,400	18,019,982
TOTAL GREECE		25,379,098
Ireland - 0.6%
CRH PLC	603,145	14,483,499
Italy - 2.1%
Fiat SpA (a)	563,700	7,064,007
Intesa Sanpaolo SpA	4,803,782	18,285,599
Mediaset SpA	2,227,500	16,907,927
Prysmian SpA	395,900	7,184,977
TOTAL ITALY		49,442,510
Luxembourg - 0.7%
ArcelorMittal SA (Netherlands)	434,756	16,830,035
Netherlands - 4.2%
Akzo Nobel NV	244,355	14,545,138
ASML Holding NV (Netherlands)	448,900	14,097,728
Koninklijke KPN NV	984,633	16,303,474
Koninklijke Philips Electronics NV	799,900	24,154,627
Common Stocks - continued
	Shares	Value
Netherlands - continued
QIAGEN NV (a)	277,000	$ 6,027,520
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	775,100	23,732,758
TOTAL NETHERLANDS		98,861,245
Netherlands Antilles - 0.4%
Schlumberger Ltd.	147,500	9,360,350
Norway - 2.1%
DnB NOR ASA (a)	1,304,800	14,734,210
Pronova BioPharma ASA (a)	948,700	2,791,399
Sevan Marine ASA (a)	1,096,500	1,578,267
Storebrand ASA (A Shares) (a)	2,265,500	15,838,151
Telenor ASA (a)	1,067,000	13,867,233
TOTAL NORWAY		48,809,260
Papua New Guinea - 0.3%
Lihir Gold Ltd.	3,261,336	7,988,227
South Africa - 0.3%
Impala Platinum Holdings Ltd.	290,400	7,524,204
Spain - 4.5%
Banco Santander SA	2,400,130	34,034,976
Cintra Concesiones de Infrastructuras de Transporte SA	778,400	8,119,225
Inditex SA	268,260	16,885,411
Sol Melia SA	770,600	6,322,912
Telefonica SA	1,608,273	38,525,658
TOTAL SPAIN		103,888,182
Sweden - 2.2%
Modern Times Group MTG AB (B Shares)	250,000	11,464,144
Sandvik AB	903,300	9,815,020
Skandinaviska Enskilda Banken AB (A Shares) (a)	1,594,200	9,441,145
SKF AB (B Shares)	761,900	11,771,243
Swedbank AB (A Shares)	1,046,017	9,000,085
TOTAL SWEDEN		51,491,637
Switzerland - 11.0%
Actelion Ltd. (Reg.) (a)	209,764	11,097,469
Credit Suisse Group (Reg.)	318,212	13,764,293
Nestle SA (Reg.)	934,759	44,307,102
Nobel Biocare Holding AG (Switzerland)	257,249	7,566,350
Novartis AG (Reg.)	879,875	47,084,206
Roche Holding AG (participation certificate)	292,364	49,047,884
Schindler Holding AG (participation certificate)	136,724	10,106,746
Sonova Holding AG Class B	133,860	16,567,021
Swiss Reinsurance Co. (Reg.)	294,654	12,737,252
The Swatch Group AG (Bearer)	34,050	8,900,603

	Shares	Value
Transocean Ltd. (a)	73,500	$ 6,228,390
UBS AG (NY Shares) (a)	2,218,700	28,865,287
TOTAL SWITZERLAND		256,272,603
Turkey - 0.3%
Turkiye Is Bankasi AS Series C	1,693,000	7,520,926
United Kingdom - 29.3%
Anglo American PLC (United Kingdom) (a)	959,800	35,214,968
Barclays PLC	6,502,277	27,789,930
Barratt Developments PLC (a)	1,637,200	3,107,558
Bellway PLC	297,600	3,506,113
BG Group PLC	1,876,531	34,496,703
Bovis Homes Group PLC (a)	573,645	3,625,797
BP PLC	5,407,400	50,449,700
BT Group PLC	6,484,500	14,151,129
Burberry Group PLC	1,089,000	10,630,014
Carphone Warehouse Group PLC	3,029,900	9,193,966
Centrica PLC	5,125,490	22,003,220
Ensco International Ltd. ADR	121,100	4,726,533
HSBC Holdings PLC (United Kingdom) (Reg.)	7,167,457	76,729,278
Imperial Tobacco Group PLC	1,129,969	36,437,888
InterContinental Hotel Group PLC	630,749	9,020,279
Invensys PLC	3,042,900	14,879,335
ITV PLC	17,644,000	15,821,664
Misys PLC (a)	3,013,800	10,292,822
Mothercare PLC	1,389,400	14,210,392
National Grid PLC	2,379,100	23,894,319
Reckitt Benckiser Group PLC	566,039	29,342,403
Rio Tinto PLC (Reg.)	824,551	40,208,080
Rolls-Royce Group PLC	1,608,500	12,255,610
Royal Dutch Shell PLC Class A (Netherlands)	2,449,066	68,002,899
Salamander Energy PLC (a)	960,270	4,052,582
Schroders PLC	237,600	4,695,383
Serco Group PLC	1,168,884	9,291,009
SSL International PLC	738,843	9,155,244
Standard Chartered PLC (United Kingdom)	1,125,200	25,916,731
Taylor Wimpey PLC (a)	12,246,500	7,522,359
The Game Group PLC	2,581,400	3,788,419
Tomkins PLC	3,168,000	9,479,269
Vedanta Resources PLC	145,800	5,592,272
Vodafone Group PLC	6,892,386	14,724,495
Whitbread PLC	287,538	6,429,710
Wolseley PLC (a)	574,621	12,641,779
TOTAL UNITED KINGDOM		683,279,852
United States of America - 4.2%
Agilent Technologies, Inc.	422,800	11,851,084
Allergan, Inc.	89,200	5,129,000
CME Group, Inc.	35,100	10,067,382
Express Scripts, Inc. (a)	122,600	10,281,236
Common Stocks - continued
	Shares	Value
United States of America - continued
Merck & Co., Inc.	322,400	$ 12,309,232
Morgan Stanley	488,000	13,068,640
Pfizer, Inc.	642,200	11,983,452
Pride International, Inc. (a)	166,400	4,925,440
SanDisk Corp. (a)	164,800	4,189,216
Union Pacific Corp.	129,800	7,852,900
Virgin Media, Inc.	481,500	6,832,485
TOTAL UNITED STATES OF AMERICA		98,490,067
TOTAL COMMON STOCKS (Cost $2,058,582,010)		2,244,381,714
Nonconvertible Preferred Stocks - 1.2%

Germany - 0.8%
ProSiebenSat.1 Media AG	1,398,390	18,821,012
Italy - 0.4%
Fondiaria-Sai SpA (Risparmio Shares)	708,200	7,780,385
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $24,250,219)		26,601,397
Money Market Funds - 1.1%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b) (Cost $26,566,416)	26,566,416	$ 26,566,416
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $2,109,398,645)	2,297,549,527
NET OTHER ASSETS - 1.6%	36,962,743
NET ASSETS - 100%	$ 2,334,512,270
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,821
Fidelity Securities Lending Cash Central Fund	183,528
Total	$ 201,349
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 683,279,852	$ 4,726,533	$ 678,553,319	$ -
France	294,830,283	15,566,577	279,263,706	-
Switzerland	256,272,603	35,093,677	221,178,926	-
Germany	232,368,510	-	232,368,510	-
Spain	103,888,182	-	103,888,182	-
Netherlands	98,861,245	6,027,520	92,833,725	-
United States of America	98,490,067	98,490,067	-	-
Belgium	62,234,210	-	62,234,210	-
Denmark	60,029,470	-	60,029,470	-
Other	380,728,689	78,860,721	301,867,968	-
Money Market Funds	26,566,416	26,566,416	-	-
Total Investments in Securities:	$ 2,297,549,527	$ 265,331,511	$ 2,032,218,016	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $2,127,069,352. Net unrealized appreciation aggregated $170,480,175, of which $322,177,535 related to appreciated investment securities and $151,697,360 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Europe Capital Appreciation Fund

January 31, 2010

1.813014.105

ECA-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Bailiwick of Jersey - 1.4%
Experian PLC	410,600	$ 3,903,943
Heritage Oil PLC (a)	138,000	1,090,024
Shire PLC	88,982	1,762,245
TOTAL BAILIWICK OF JERSEY		6,756,212
Belgium - 2.7%
Anheuser-Busch InBev SA NV	113,492	5,663,275
Anheuser-Busch InBev SA NV (strip VVPR) (a)	103,680	714
Fortis (a)	630,300	2,218,763
Gimv NV	18,000	921,738
Umicore SA	137,095	4,225,171
TOTAL BELGIUM		13,029,661
Bermuda - 1.1%
Seadrill Ltd.	118,800	2,695,667
Signet Jewelers Ltd. (United Kingdom) (a)	95,996	2,567,679
TOTAL BERMUDA		5,263,346
Brazil - 0.4%
Banco Santander (Brasil) SA ADR	179,800	2,164,792
Canada - 1.2%
Compton Petroleum Corp. (a)	456,100	405,214
Fairborne Energy Trust (a)	122,900	563,182
Iteration Energy Ltd. (a)	474,700	537,162
PetroBakken Energy Ltd. Class A	69,855	1,936,969
Petrobank Energy & Resources Ltd. (a)	50,100	2,475,248
TOTAL CANADA		5,917,775
Cayman Islands - 0.3%
Hengdeli Holdings Ltd.	4,304,000	1,430,241
China - 0.2%
Baidu.com, Inc. sponsored ADR (a)	1,900	782,249
Denmark - 2.6%
Carlsberg AS Series B	35,200	2,625,140
Danske Bank AS (a)	81,187	1,928,322
FLSmidth & Co. A/S	41,200	2,625,197
Novo Nordisk AS Series B	78,085	5,282,869
William Demant Holding AS (a)	4,000	312,160
TOTAL DENMARK		12,773,688
Finland - 1.5%
Fortum Corp.	142,700	3,621,115
Metso Corp.	44,200	1,483,360
Nokian Tyres PLC (c)	82,938	2,005,128
TOTAL FINLAND		7,109,603
France - 12.7%
Alstom SA	29,121	1,944,339
Atos Origin SA (a)	50,001	2,325,336
AXA SA	190,600	3,924,471
Cap Gemini SA	41,900	1,860,452
CFAO SA	16,200	646,795

	Shares	Value
Essilor International SA	44,415	$ 2,583,613
Groupe Eurotunnel SA	101,300	976,572
Iliad Group SA	25,455	2,821,194
L'Oreal SA	42,500	4,481,016
PPR SA	28,700	3,499,738
Remy Cointreau SA	59,200	2,967,077
Sanofi-Aventis	156,222	11,551,330
Schneider Electric SA	56,439	5,822,299
Societe Generale Series A	69,568	4,024,866
Total SA sponsored ADR	184,700	10,636,873
Vallourec SA	11,023	1,895,929
TOTAL FRANCE		61,961,900
Germany - 9.4%
Aixtron AG	23,900	718,957
BASF AG	102,321	5,807,362
Bayerische Motoren Werke AG (BMW)	59,930	2,554,458
Deutsche Bank AG	62,600	3,816,722
Deutsche Boerse AG	51,500	3,371,407
Deutsche Lufthansa AG (Reg.)	62,800	1,005,093
Deutsche Postbank AG (a)	58,800	1,790,267
E.ON AG	238,779	8,764,149
HeidelbergCement AG	54,599	3,290,142
Infineon Technologies AG (a)	235,500	1,283,475
Linde AG	31,438	3,436,599
Rheinmetall AG	42,800	2,722,615
SAP AG	99,520	4,510,246
SAP AG sponsored ADR	5,300	240,196
Siemens AG (Reg.)	27,855	2,482,159
TOTAL GERMANY		45,793,847
Greece - 1.1%
Coca-Cola Hellenic Bottling Co. SA	11,200	256,687
Fourlis Holdings SA	108,300	1,318,260
National Bank of Greece SA (a)	173,600	3,794,601
TOTAL GREECE		5,369,548
Ireland - 0.6%
CRH PLC	131,646	3,161,254
Italy - 2.1%
Fiat SpA (a)	118,500	1,484,983
Intesa Sanpaolo SpA	1,007,099	3,833,523
Mediaset SpA	466,200	3,538,709
Prysmian SpA	83,800	1,520,841
TOTAL ITALY		10,378,056
Luxembourg - 0.7%
ArcelorMittal SA (Netherlands)	92,573	3,583,635
Netherlands - 4.4%
Akzo Nobel NV	57,000	3,392,903
ASML Holding NV (Netherlands)	103,300	3,244,142
Koninklijke KPN NV	207,519	3,436,083
Koninklijke Philips Electronics NV	168,300	5,082,165
Common Stocks - continued
	Shares	Value
Netherlands - continued
QIAGEN NV (a)	58,600	$ 1,275,136
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	171,000	5,235,843
TOTAL NETHERLANDS		21,666,272
Netherlands Antilles - 0.3%
Schlumberger Ltd.	25,800	1,637,268
Norway - 2.0%
DnB NOR ASA (a)	292,800	3,306,389
Pronova BioPharma ASA (a)	182,824	537,931
Sevan Marine ASA (a)	211,000	303,707
Storebrand ASA (A Shares) (a)	480,500	3,359,184
Telenor ASA (a)	173,800	2,258,786
TOTAL NORWAY		9,765,997
Papua New Guinea - 0.3%
Lihir Gold Ltd.	668,034	1,636,264
South Africa - 0.3%
Impala Platinum Holdings Ltd.	61,100	1,583,088
Spain - 4.4%
Banco Santander SA	504,386	7,152,432
Cintra Concesiones de Infrastructuras de Transporte SA	144,000	1,502,015
Inditex SA	57,316	3,607,710
Sol Melia SA	139,500	1,144,623
Telefonica SA sponsored ADR	114,300	8,183,880
TOTAL SPAIN		21,590,660
Sweden - 2.3%
Modern Times Group MTG AB (B Shares)	56,200	2,577,140
Sandvik AB	204,200	2,218,783
Skandinaviska Enskilda Banken AB (A Shares) (a)	351,600	2,082,240
SKF AB (B Shares)	163,900	2,532,231
Swedbank AB (A Shares)	232,758	2,002,684
TOTAL SWEDEN		11,413,078
Switzerland - 11.2%
Actelion Ltd. (Reg.) (a)	46,914	2,481,964
Credit Suisse Group (Reg.)	72,276	3,126,306
Nestle SA (Reg.)	199,573	9,459,659
Nobel Biocare Holding AG (Switzerland)	55,721	1,638,897
Novartis AG (Reg.)	185,638	9,933,931
Roche Holding AG (participation certificate)	61,576	10,330,179
Schindler Holding AG (participation certificate)	32,198	2,380,102
Sonova Holding AG Class B	27,616	3,417,861
Swiss Reinsurance Co. (Reg.)	61,320	2,650,730
The Swatch Group AG (Bearer)	7,480	1,955,257

	Shares	Value
Transocean Ltd. (a)	16,700	$ 1,415,158
UBS AG (For. Reg.) (a)	472,398	6,160,721
TOTAL SWITZERLAND		54,950,765
Turkey - 0.2%
Turkiye Is Bankasi AS Series C	250,000	1,110,592
United Kingdom - 29.5%
Anglo American PLC (United Kingdom) (a)	204,200	7,492,078
Barclays PLC	1,376,185	5,881,645
Barratt Developments PLC (a)	358,700	680,846
Bellway PLC	62,500	736,331
BG Group PLC	394,481	7,251,835
Bovis Homes Group PLC (a)	134,700	851,389
BP PLC	574,200	5,357,144
BP PLC sponsored ADR	84,400	4,736,528
BT Group PLC	1,348,000	2,941,741
Burberry Group PLC	240,300	2,345,631
Carphone Warehouse Group PLC	644,800	1,956,589
Centrica PLC	1,067,688	4,583,479
Ensco International Ltd. ADR	27,400	1,069,422
HSBC Holdings PLC sponsored ADR (c)	301,309	16,123,040
Imperial Tobacco Group PLC	238,166	7,680,092
InterContinental Hotel Group PLC	142,455	2,037,235
Invensys PLC	646,200	3,159,823
ITV PLC	4,006,800	3,592,963
Misys PLC (a)	675,700	2,307,671
Mothercare PLC	308,600	3,156,274
National Grid PLC	508,400	5,106,079
Reckitt Benckiser Group PLC	114,498	5,935,362
Rio Tinto PLC (Reg.)	177,945	8,677,240
Rolls-Royce Group PLC	307,500	2,342,928
Royal Dutch Shell PLC Class A (United Kingdom)	524,166	14,487,324
Salamander Energy PLC (a)	203,700	859,665
Schroders PLC	49,900	986,110
Serco Group PLC	264,870	2,105,350
SSL International PLC	158,331	1,961,931
Standard Chartered PLC (United Kingdom)	241,215	5,555,905
Taylor Wimpey PLC (a)	2,784,988	1,710,667
The Game Group PLC	595,800	874,386
Tomkins PLC	710,800	2,126,851
Vedanta Resources PLC (c)	31,100	1,192,865
Vodafone Group PLC	1,115,135	2,382,310
Whitbread PLC	61,067	1,365,535
Wolseley PLC (a)	125,256	2,755,658
TOTAL UNITED KINGDOM		144,367,922
United States of America - 4.3%
Agilent Technologies, Inc.	89,100	2,497,473
Allergan, Inc.	18,700	1,075,250
CME Group, Inc.	8,100	2,323,242
Express Scripts, Inc. (a)	27,300	2,289,378
Common Stocks - continued
	Shares	Value
United States of America - continued
Merck & Co., Inc.	68,100	$ 2,600,058
Morgan Stanley	101,800	2,726,204
Pfizer, Inc.	135,100	2,520,966
Pride International, Inc. (a)	37,600	1,112,960
SanDisk Corp. (a)	34,600	879,532
Union Pacific Corp.	24,700	1,494,350
Virgin Media, Inc. (c)	101,100	1,434,609
TOTAL UNITED STATES OF AMERICA		20,954,022
TOTAL COMMON STOCKS (Cost $469,220,607)		476,151,735
Nonconvertible Preferred Stocks - 1.2%

Germany - 0.8%
ProSiebenSat.1 Media AG	298,600	4,018,875
Italy - 0.4%
Fondiaria-Sai SpA (Risparmio Shares)	158,000	1,735,810
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,304,700)		5,754,685
Money Market Funds - 3.7%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (d)	116,972	$ 116,972
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	18,066,000	18,066,000
TOTAL MONEY MARKET FUNDS (Cost $18,182,972)		18,182,972
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $492,708,279)	500,089,392
NET OTHER ASSETS - (2.1)%	(10,458,378)
NET ASSETS - 100%	$ 489,631,014
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,815
Fidelity Securities Lending Cash Central Fund	35,318
Total	$ 37,133
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 144,367,922	$ 21,928,990	$ 122,438,932	$ -
France	61,961,900	10,636,873	51,325,027	-
Switzerland	54,950,765	1,415,158	53,535,607	-
Germany	49,812,722	240,196	49,572,526	-
Netherlands	21,666,272	1,275,136	20,391,136	-
Spain	21,590,660	8,183,880	13,406,780	-
United States of America	20,954,022	20,954,022	-	-
Belgium	13,029,661	-	13,029,661	-
Denmark	12,773,688	-	12,773,688	-
Other	80,798,808	16,262,269	64,536,539	-
Money Market Funds	18,182,972	18,182,972	-	-
Total Investments in Securities:	$ 500,089,392	$ 99,079,496	$ 401,009,896	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $498,287,168. Net unrealized appreciation aggregated $1,802,224, of which $47,538,773 related to appreciated investment securities and $45,736,549 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Global Commodity Stock

January 31, 2010

1.879386.100

GCS-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
BUILDING PRODUCTS - 0.2%
Building Products - 0.2%
USG Corp. (a)	40,800	$ 490,008
CHEMICALS - 20.0%
Diversified Chemicals - 0.4%
Dow Chemical Co.	33,400	904,806
FMC Corp.	9,000	458,460
		1,363,266
Fertilizers & Agricultural Chemicals - 19.4%
Agrium, Inc.	40,000	2,249,696
CF Industries Holdings, Inc.	19,472	1,808,170
China BlueChemical Ltd. (H shares)	648,000	422,321
Coromandel International Ltd.	5,016	30,515
Fertilizantes Heringer SA (a)	78,200	458,829
Incitec Pivot Ltd.	499,200	1,487,577
Israel Chemicals Ltd.	223,200	2,954,826
K&S AG	62,407	3,507,194
Monsanto Co.	228,300	17,323,399
Nufarm Ltd.	50,978	458,887
Potash Corp. of Saskatchewan, Inc.	71,600	7,092,371
Sinofert Holdings Ltd.	2,182,000	1,270,312
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	8,500	309,230
Syngenta AG (Switzerland)	38,742	9,913,920
Taiwan Fertilizer Co. Ltd.	284,000	928,453
Terra Industries, Inc.	55,000	1,738,000
The Mosaic Co.	110,500	5,912,855
United Phosphorous Ltd.	309,979	1,044,352
Uralkali JSC GDR (Reg. S) (a)	20,000	427,189
Yara International ASA	73,400	3,064,391
		62,402,487
Specialty Chemicals - 0.2%
Innophos Holdings, Inc.	7,200	140,832
Johnson Matthey PLC	22,050	512,607
		653,439
TOTAL CHEMICALS		64,419,192
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
RINO International Corp. (a)	900	18,135
Common Stocks - continued
	Shares	Value
CONSTRUCTION & ENGINEERING - 0.6%
Construction & Engineering - 0.6%
Fluor Corp.	32,200	$ 1,459,948
Jacobs Engineering Group, Inc. (a)	12,600	476,154
		1,936,102
CONSTRUCTION MATERIALS - 0.6%
Construction Materials - 0.6%
Cemex SA de CV sponsored ADR	55,200	507,288
HeidelbergCement AG	16,812	1,013,093
Martin Marietta Materials, Inc.	2,900	229,622
Vulcan Materials Co.	6,500	287,235
		2,037,238
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
First Solar, Inc. (a)	560	63,448
Renewable Energy Corp. AS (a)	50,013	290,020
SunPower Corp. Class B (a)	11,800	219,126
		572,594
ENERGY EQUIPMENT & SERVICES - 2.8%
Oil & Gas Drilling - 1.1%
Ensco International Ltd. ADR	25,800	1,006,974
Helmerich & Payne, Inc.	5,000	209,150
Nabors Industries Ltd. (a)	20,200	450,460
Northern Offshore Ltd. (a)	351,500	607,957
Pride International, Inc. (a)	16,300	482,480
Transocean Ltd. (a)	5,000	423,700
Vantage Drilling Co. (a)	281,600	397,056
		3,577,777
Oil & Gas Equipment & Services - 1.7%
Aker Solutions ASA	4,600	61,386
BJ Services Co.	47,800	988,026
Halliburton Co.	16,500	481,965
ION Geophysical Corp. (a)	9,300	44,175
National Oilwell Varco, Inc.	17,100	699,390
Petroleum Geo-Services ASA (a)	40,200	500,245
Saipem SpA	21,154	684,857
Smith International, Inc.	11,500	348,680
Technip SA	3,900	266,599
Tenaris SA sponsored ADR	3,100	136,400
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Equipment & Services - continued
Weatherford International Ltd. (a)	61,800	$ 969,024
Wellstream Holdings PLC	31,400	248,436
		5,429,183
TOTAL ENERGY EQUIPMENT & SERVICES		9,006,960
FOOD PRODUCTS - 7.0%
Agricultural Products - 6.5%
Archer Daniels Midland Co.	233,000	6,983,010
Bunge Ltd.	112,400	6,607,996
China Agri-Industries Holding Ltd.	261,000	358,356
Corn Products International, Inc.	10,700	304,094
Golden Agri-Resources Ltd. (a)	2,624,000	970,297
IOI Corp. Bhd	607,206	915,766
Origin Agritech Ltd. (a)	40,410	428,346
PPB Group Bhd	60,900	284,994
Shree Renuka Sugars Ltd.	25,995	114,913
Viterra, Inc. (a)	149,500	1,332,400
Wilmar International Ltd.	536,000	2,511,815
		20,811,987
Packaged Foods & Meats - 0.5%
China Yurun Food Group Ltd.	53,000	148,816
Cosan Ltd. Class A (a)	63,100	492,180
MHP SA GDR (Reg. S) (a)	45,000	489,965
Smithfield Foods, Inc. (a)	31,300	471,378
		1,602,339
TOTAL FOOD PRODUCTS		22,414,326
INDUSTRIAL CONGLOMERATES - 0.1%
Industrial Conglomerates - 0.1%
SembCorp Industries Ltd.	179,000	449,330
MACHINERY - 0.7%
Construction & Farm Machinery & Heavy Trucks - 0.6%
Cummins, Inc.	26,600	1,201,256
Deere & Co.	4,800	239,760
Jain Irrigation Systems Ltd.	27,472	431,333
Lindsay Corp.	700	28,168
		1,900,517
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - 0.1%
Duoyuan Global Water, Inc. ADR	3,800	$ 108,300
Vallourec SA	1,100	189,197
		297,497
TOTAL MACHINERY		2,198,014
METALS & MINING - 30.9%
Aluminum - 0.2%
Alcoa, Inc.	32,700	416,271
Aluminum Corp. of China Ltd. (H Shares) (a)	46,000	46,451
Norsk Hydro ASA (a)	21,420	155,344
		618,066
Diversified Metals & Mining - 14.5%
African Rainbow Minerals Ltd.	27,100	597,276
Anglo American PLC (United Kingdom) (a)	137,751	5,054,071
Antofagasta PLC	17,000	235,971
BHP Billiton PLC	433,129	12,705,557
Eramet SA	1,022	307,671
Eurasian Natural Resources Corp. PLC	28,800	413,603
Exxaro Resources Ltd.	20,700	287,855
First Quantum Minerals Ltd.	12,900	935,561
Freeport-McMoRan Copper & Gold, Inc.	40,200	2,680,938
Grupo Mexico SA de CV Series B	76,582	155,238
HudBay Minerals, Inc. (a)	41,300	466,957
Ivanhoe Mines Ltd. (a)	14,900	208,737
Kazakhmys PLC (a)	5,700	109,412
Mitsubishi Materials Corp. (a)	410,000	1,067,353
Noront Resources Ltd. (a)	85,000	133,545
OJSC MMC Norilsk Nickel sponsored ADR (a)	53,700	821,610
Rio Tinto PLC (Reg.)	163,487	7,972,215
Sumitomo Metal Mining Co. Ltd.	42,000	587,172
Teck Resources Ltd. Class B (sub. vtg.) (a)	43,700	1,430,784
Thompson Creek Metals Co., Inc. (a)	3,500	40,718
Vale SA (PN-A) sponsored ADR	311,000	7,022,380
Vedanta Resources PLC	17,300	663,555
Xstrata PLC (a)	182,091	2,954,581
		46,852,760
Gold - 7.6%
Agnico-Eagle Mines Ltd.:
(Canada)	35,000	1,769,148
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - continued
Agnico-Eagle Mines Ltd.: - continued
(United States)	100	$ 5,067
Andean Resources Ltd. (a)	53,697	112,531
AngloGold Ashanti Ltd. sponsored ADR	100,700	3,593,983
Barrick Gold Corp.	93,100	3,231,901
Eldorado Gold Corp. (a)	47,153	560,033
Franco-Nevada Corp.	9,800	247,818
Gold Fields Ltd. sponsored ADR	74,200	847,364
Goldcorp, Inc.	86,000	2,914,654
Harmony Gold Mining Co. Ltd. sponsored ADR	106,700	978,439
IAMGOLD Corp.	33,700	444,060
Kinross Gold Corp.	72,400	1,172,023
Lihir Gold Ltd.	482,061	1,180,747
Newcrest Mining Ltd.	83,809	2,336,629
Newmont Mining Corp.	55,600	2,383,016
Polyus Gold OJSC sponsored ADR	12,000	316,200
Randgold Resources Ltd. sponsored ADR	13,700	944,341
Royal Gold, Inc.	3,300	140,646
Seabridge Gold, Inc. (a)	16,300	392,341
Ventana Gold Corp. (a)	35,500	235,383
Yamana Gold, Inc.	23,500	236,692
Zijin Mining Group Co. Ltd. (H Shares)	382,000	312,431
		24,355,447
Precious Metals & Minerals - 1.1%
Anglo Platinum Ltd. (a)	2,700	257,153
Compania de Minas Buenaventura SA sponsored ADR	9,400	295,912
Impala Platinum Holdings Ltd.	22,700	588,152
Lonmin PLC (a)	5,122	146,516
Mvelaphanda Resources Ltd. (a)	18,573	123,656
Northam Platinum Ltd.	20,900	136,407
Pan American Silver Corp. (a)	45,400	962,026
Polymetal JSC GDR (Reg. S) (a)	15,700	145,767
Silver Standard Resources, Inc. (a)	23,800	414,120
Silver Wheaton Corp. (a)	24,700	340,714
		3,410,423
Steel - 7.5%
Acerinox SA	4,400	82,792
Allegheny Technologies, Inc.	4,000	163,400
Angang Steel Co. Ltd. (H Shares)	88,000	153,468
ArcelorMittal SA (NY Shares) Class A	87,200	3,372,896
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
BlueScope Steel Ltd.	373,603	$ 865,539
China Steel Corp.	320,739	326,107
Cliffs Natural Resources, Inc.	3,400	135,830
Commercial Metals Co.	50,800	697,992
Companhia Siderurgica Nacional SA (CSN)	11,000	320,138
Fortescue Metals Group Ltd. (a)	108,115	433,071
Gerdau SA sponsored ADR	26,300	353,735
Hyundai Steel Co.	1,700	125,127
JFE Holdings, Inc.	86,500	3,028,027
Jindal Steel & Power Ltd.	32,040	436,196
JSW Steel Ltd.	14,131	301,921
Kobe Steel Ltd. (a)	626,000	1,123,430
Maanshan Iron & Steel Co. Ltd. (H Shares) (a)	492,000	297,838
Maruichi Steel Tube Ltd.	13,000	235,892
Nippon Steel Corp.	668,000	2,434,607
Nisshin Steel Co. Ltd.	52,000	88,712
Novolipetsk Steel Ojsc (a)	4,500	137,406
Nucor Corp.	26,000	1,060,800
OneSteel Ltd.	321,893	885,211
Outokumpu Oyj (A Shares)	2,163	39,037
POSCO	4,286	1,982,307
Salzgitter AG	2,002	176,978
Sims Metal Management Ltd.	4,066	76,941
SSAB Svenskt Stal AB (B Shares)	7,800	115,454
Sumitomo Metal Industries Ltd.	929,000	2,562,546
Tata Steel Ltd.	57,314	707,152
Ternium SA sponsored ADR (a)	1,700	50,592
Thyssenkrupp AG	7,700	243,716
Tokyo Steel Manufacturing Co. Ltd.	6,500	64,806
United States Steel Corp.	9,300	413,199
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	6,100	159,765
Voestalpine AG	8,900	311,594
Yamato Kogyo Co. Ltd.	10,700	338,531
		24,302,753
TOTAL METALS & MINING		99,539,449
OIL, GAS & CONSUMABLE FUELS - 30.8%
Coal & Consumable Fuels - 1.9%
Alpha Natural Resources, Inc. (a)	20,805	844,891
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Coal & Consumable Fuels - continued
Arch Coal, Inc.	79,900	$ 1,683,493
Cameco Corp.	3,300	89,189
Centennial Coal Co. Ltd.	219,375	708,036
China Shenhua Energy Co. Ltd. (H Shares)	35,000	150,568
Cloud Peak Energy, Inc.	23,000	310,730
CONSOL Energy, Inc.	21,500	1,002,115
Energy Resources of Australia Ltd.	21,092	390,730
Massey Energy Co.	3,500	134,820
Paladin Energy Ltd. (a)	157,511	506,976
Peabody Energy Corp.	6,200	261,144
PT Bumi Resources Tbk	495,000	131,030
		6,213,722
Integrated Oil & Gas - 20.8%
BG Group PLC	231,019	4,246,876
BP PLC	891,700	8,319,340
Cenovus Energy, Inc.	10,000	231,086
Chevron Corp.	98,700	7,118,244
China Petroleum & Chemical Corp. (H Shares)	681,000	529,792
ENI SpA	32,227	748,972
Exxon Mobil Corp.	119,900	7,725,157
Hess Corp.	2,700	156,033
Husky Energy, Inc.	1,700	42,289
Imperial Oil Ltd.	13,600	488,903
InterOil Corp. (a)	4,300	254,173
Lukoil Oil Co. sponsored ADR	24,900	1,367,010
Marathon Oil Corp.	128,600	3,833,566
OAO Gazprom sponsored ADR	76,700	1,856,140
Occidental Petroleum Corp.	99,400	7,786,996
OJSC Oil Company Rosneft GDR (Reg. S)	21,800	167,664
OMV AG	1,300	51,201
Origin Energy Ltd.	65,234	924,084
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	127,800	4,611,024
Repsol YPF SA	7,040	166,309
Royal Dutch Shell PLC Class A (United Kingdom)	289,150	7,991,762
Sasol Ltd.	11,700	440,519
StatoilHydro ASA	29,900	670,989
Suncor Energy, Inc.	80,632	2,545,718
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Surgutneftegaz JSC sponsored ADR	27,430	$ 229,315
Total SA Series B	75,612	4,369,713
		66,872,875
Oil & Gas Exploration & Production - 7.4%
Anadarko Petroleum Corp.	28,000	1,785,840
Apache Corp.	10,200	1,007,454
Arena Resources, Inc. (a)	2,000	76,680
Berry Petroleum Co. Class A	36,300	983,004
Brigham Exploration Co. (a)	6,100	79,544
Cabot Oil & Gas Corp.	2,000	76,540
Cairn Energy PLC (a)	92,104	474,711
Canadian Natural Resources Ltd.	9,100	580,824
Chesapeake Energy Corp.	33,500	830,130
CNOOC Ltd. sponsored ADR	7,700	1,076,691
CNPC (Hong Kong) Ltd.	20,000	24,962
Compton Petroleum Corp. (a)	63,300	56,238
Denbury Resources, Inc. (a)	60,600	821,130
Devon Energy Corp.	6,600	441,606
EnCana Corp.	6,200	189,601
EOG Resources, Inc.	3,200	289,344
EXCO Resources, Inc.	18,100	317,474
Heritage Oil PLC (a)	9,000	71,089
Inpex Corp.	12	87,737
Japan Petroleum Exploration Co. Ltd.	10,600	498,471
Nexen, Inc.	7,400	162,007
Niko Resources Ltd.	3,600	332,427
Noble Energy, Inc.	2,200	162,668
OPTI Canada, Inc. (a)	111,300	200,888
Pacific Rubiales Energy Corp. (a)	6,300	84,134
Painted Pony Petroleum Ltd. Class A (a)	17,900	117,179
PetroBakken Energy Ltd. Class A	20,748	575,309
Petrobank Energy & Resources Ltd. (a)	17,800	879,430
Petrohawk Energy Corp. (a)	78,800	1,759,604
Plains Exploration & Production Co. (a)	39,900	1,330,665
Quicksilver Resources, Inc. (a)	5,200	69,108
Range Resources Corp.	16,400	754,400
SandRidge Energy, Inc. (a)	54,900	464,454
Santos Ltd.	7,431	86,604
Southwestern Energy Co. (a)	21,700	930,496
Talisman Energy, Inc.	53,900	891,696
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Tullow Oil PLC	20,800	$ 380,980
Ultra Petroleum Corp. (a)	11,700	537,498
Woodside Petroleum Ltd.	7,196	269,348
XTO Energy, Inc.	90,200	4,020,214
		23,778,179
Oil & Gas Refining & Marketing - 0.7%
Frontier Oil Corp.	75,600	941,976
Neste Oil Oyj	3,800	62,166
Nippon Oil Corp.	102,000	477,966
Reliance Industries Ltd.	37,491	850,365
		2,332,473
TOTAL OIL, GAS & CONSUMABLE FUELS		99,197,249
PAPER & FOREST PRODUCTS - 5.6%
Forest Products - 2.3%
Louisiana-Pacific Corp. (a)	86,100	612,171
Sino-Forest Corp. (a)	64,200	1,114,929
Weyerhaeuser Co.	140,900	5,621,910
		7,349,010
Paper Products - 3.3%
Fibria Celulose SA sponsored ADR (a)	41,389	756,591
Holmen AB (B Shares)	3,600	86,179
International Paper Co.	63,800	1,461,658
MeadWestvaco Corp.	10,500	252,735
Nine Dragons Paper (Holdings) Ltd.	369,000	522,801
Nippon Paper Group, Inc.	22,300	581,771
Oji Paper Co. Ltd.	411,000	1,730,143
Sappi Ltd. (a)	86,209	370,957
Stora Enso Oyj (R Shares)	109,600	672,967
Suzano Bahia Sul Papel e Celulose SA	11,000	117,703
Svenska Cellulosa AB (SCA) (B Shares)	139,600	1,880,703
UPM-Kymmene Corp.	189,800	2,081,504
		10,515,712
TOTAL PAPER & FOREST PRODUCTS		17,864,722
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Specialized REITs - 0.0%
Rayonier, Inc.	2,300	96,462
Common Stocks - continued
	Shares	Value
ROAD & RAIL - 0.5%
Railroads - 0.5%
CSX Corp.	16,800	$ 720,048
Union Pacific Corp.	13,700	828,850
		1,548,898
TRADING COMPANIES & DISTRIBUTORS - 0.1%
Trading Companies & Distributors - 0.1%
Kloeckner & Co. AG (a)	15,374	362,998
Noble Group Ltd.	24,000	49,152
		412,150
TOTAL COMMON STOCKS (Cost $320,295,456)		322,200,829
Money Market Funds - 0.6%

Fidelity Cash Central Fund, 0.17% (b) (Cost $2,084,726)	2,084,726	2,084,726
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $322,380,182)		324,285,555
NET OTHER ASSETS - (0.7)%		(2,378,467)
NET ASSETS - 100%		$ 321,907,088
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,827
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 322,200,829	$ 235,116,618	$ 87,084,211	$ -
Money Market Funds	2,084,726	2,084,726	-	-
Total Investments in Securities:	$ 324,285,555	$ 237,201,344	$ 87,084,211	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 65,806
Total Realized Gain (Loss)	69,126
Total Unrealized Gain (Loss)	(9,563)
Cost of Purchases	55,134
Proceeds of Sales	(180,503)
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $322,579,491. Net unrealized appreciation aggregated $1,706,064, of which $19,690,482 related to appreciated investment securities and $17,984,418 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor
Global Commodity Stock
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity ®
Global Commodity Stock Fund

1.879402.100

AGCS-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
BUILDING PRODUCTS - 0.2%
Building Products - 0.2%
USG Corp. (a)	40,800	$ 490,008
CHEMICALS - 20.0%
Diversified Chemicals - 0.4%
Dow Chemical Co.	33,400	904,806
FMC Corp.	9,000	458,460
		1,363,266
Fertilizers & Agricultural Chemicals - 19.4%
Agrium, Inc.	40,000	2,249,696
CF Industries Holdings, Inc.	19,472	1,808,170
China BlueChemical Ltd. (H shares)	648,000	422,321
Coromandel International Ltd.	5,016	30,515
Fertilizantes Heringer SA (a)	78,200	458,829
Incitec Pivot Ltd.	499,200	1,487,577
Israel Chemicals Ltd.	223,200	2,954,826
K&S AG	62,407	3,507,194
Monsanto Co.	228,300	17,323,399
Nufarm Ltd.	50,978	458,887
Potash Corp. of Saskatchewan, Inc.	71,600	7,092,371
Sinofert Holdings Ltd.	2,182,000	1,270,312
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	8,500	309,230
Syngenta AG (Switzerland)	38,742	9,913,920
Taiwan Fertilizer Co. Ltd.	284,000	928,453
Terra Industries, Inc.	55,000	1,738,000
The Mosaic Co.	110,500	5,912,855
United Phosphorous Ltd.	309,979	1,044,352
Uralkali JSC GDR (Reg. S) (a)	20,000	427,189
Yara International ASA	73,400	3,064,391
		62,402,487
Specialty Chemicals - 0.2%
Innophos Holdings, Inc.	7,200	140,832
Johnson Matthey PLC	22,050	512,607
		653,439
TOTAL CHEMICALS		64,419,192
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
RINO International Corp. (a)	900	18,135
Common Stocks - continued
	Shares	Value
CONSTRUCTION & ENGINEERING - 0.6%
Construction & Engineering - 0.6%
Fluor Corp.	32,200	$ 1,459,948
Jacobs Engineering Group, Inc. (a)	12,600	476,154
		1,936,102
CONSTRUCTION MATERIALS - 0.6%
Construction Materials - 0.6%
Cemex SA de CV sponsored ADR	55,200	507,288
HeidelbergCement AG	16,812	1,013,093
Martin Marietta Materials, Inc.	2,900	229,622
Vulcan Materials Co.	6,500	287,235
		2,037,238
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
First Solar, Inc. (a)	560	63,448
Renewable Energy Corp. AS (a)	50,013	290,020
SunPower Corp. Class B (a)	11,800	219,126
		572,594
ENERGY EQUIPMENT & SERVICES - 2.8%
Oil & Gas Drilling - 1.1%
Ensco International Ltd. ADR	25,800	1,006,974
Helmerich & Payne, Inc.	5,000	209,150
Nabors Industries Ltd. (a)	20,200	450,460
Northern Offshore Ltd. (a)	351,500	607,957
Pride International, Inc. (a)	16,300	482,480
Transocean Ltd. (a)	5,000	423,700
Vantage Drilling Co. (a)	281,600	397,056
		3,577,777
Oil & Gas Equipment & Services - 1.7%
Aker Solutions ASA	4,600	61,386
BJ Services Co.	47,800	988,026
Halliburton Co.	16,500	481,965
ION Geophysical Corp. (a)	9,300	44,175
National Oilwell Varco, Inc.	17,100	699,390
Petroleum Geo-Services ASA (a)	40,200	500,245
Saipem SpA	21,154	684,857
Smith International, Inc.	11,500	348,680
Technip SA	3,900	266,599
Tenaris SA sponsored ADR	3,100	136,400
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Equipment & Services - continued
Weatherford International Ltd. (a)	61,800	$ 969,024
Wellstream Holdings PLC	31,400	248,436
		5,429,183
TOTAL ENERGY EQUIPMENT & SERVICES		9,006,960
FOOD PRODUCTS - 7.0%
Agricultural Products - 6.5%
Archer Daniels Midland Co.	233,000	6,983,010
Bunge Ltd.	112,400	6,607,996
China Agri-Industries Holding Ltd.	261,000	358,356
Corn Products International, Inc.	10,700	304,094
Golden Agri-Resources Ltd. (a)	2,624,000	970,297
IOI Corp. Bhd	607,206	915,766
Origin Agritech Ltd. (a)	40,410	428,346
PPB Group Bhd	60,900	284,994
Shree Renuka Sugars Ltd.	25,995	114,913
Viterra, Inc. (a)	149,500	1,332,400
Wilmar International Ltd.	536,000	2,511,815
		20,811,987
Packaged Foods & Meats - 0.5%
China Yurun Food Group Ltd.	53,000	148,816
Cosan Ltd. Class A (a)	63,100	492,180
MHP SA GDR (Reg. S) (a)	45,000	489,965
Smithfield Foods, Inc. (a)	31,300	471,378
		1,602,339
TOTAL FOOD PRODUCTS		22,414,326
INDUSTRIAL CONGLOMERATES - 0.1%
Industrial Conglomerates - 0.1%
SembCorp Industries Ltd.	179,000	449,330
MACHINERY - 0.7%
Construction & Farm Machinery & Heavy Trucks - 0.6%
Cummins, Inc.	26,600	1,201,256
Deere & Co.	4,800	239,760
Jain Irrigation Systems Ltd.	27,472	431,333
Lindsay Corp.	700	28,168
		1,900,517
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - 0.1%
Duoyuan Global Water, Inc. ADR	3,800	$ 108,300
Vallourec SA	1,100	189,197
		297,497
TOTAL MACHINERY		2,198,014
METALS & MINING - 30.9%
Aluminum - 0.2%
Alcoa, Inc.	32,700	416,271
Aluminum Corp. of China Ltd. (H Shares) (a)	46,000	46,451
Norsk Hydro ASA (a)	21,420	155,344
		618,066
Diversified Metals & Mining - 14.5%
African Rainbow Minerals Ltd.	27,100	597,276
Anglo American PLC (United Kingdom) (a)	137,751	5,054,071
Antofagasta PLC	17,000	235,971
BHP Billiton PLC	433,129	12,705,557
Eramet SA	1,022	307,671
Eurasian Natural Resources Corp. PLC	28,800	413,603
Exxaro Resources Ltd.	20,700	287,855
First Quantum Minerals Ltd.	12,900	935,561
Freeport-McMoRan Copper & Gold, Inc.	40,200	2,680,938
Grupo Mexico SA de CV Series B	76,582	155,238
HudBay Minerals, Inc. (a)	41,300	466,957
Ivanhoe Mines Ltd. (a)	14,900	208,737
Kazakhmys PLC (a)	5,700	109,412
Mitsubishi Materials Corp. (a)	410,000	1,067,353
Noront Resources Ltd. (a)	85,000	133,545
OJSC MMC Norilsk Nickel sponsored ADR (a)	53,700	821,610
Rio Tinto PLC (Reg.)	163,487	7,972,215
Sumitomo Metal Mining Co. Ltd.	42,000	587,172
Teck Resources Ltd. Class B (sub. vtg.) (a)	43,700	1,430,784
Thompson Creek Metals Co., Inc. (a)	3,500	40,718
Vale SA (PN-A) sponsored ADR	311,000	7,022,380
Vedanta Resources PLC	17,300	663,555
Xstrata PLC (a)	182,091	2,954,581
		46,852,760
Gold - 7.6%
Agnico-Eagle Mines Ltd.:
(Canada)	35,000	1,769,148
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - continued
Agnico-Eagle Mines Ltd.: - continued
(United States)	100	$ 5,067
Andean Resources Ltd. (a)	53,697	112,531
AngloGold Ashanti Ltd. sponsored ADR	100,700	3,593,983
Barrick Gold Corp.	93,100	3,231,901
Eldorado Gold Corp. (a)	47,153	560,033
Franco-Nevada Corp.	9,800	247,818
Gold Fields Ltd. sponsored ADR	74,200	847,364
Goldcorp, Inc.	86,000	2,914,654
Harmony Gold Mining Co. Ltd. sponsored ADR	106,700	978,439
IAMGOLD Corp.	33,700	444,060
Kinross Gold Corp.	72,400	1,172,023
Lihir Gold Ltd.	482,061	1,180,747
Newcrest Mining Ltd.	83,809	2,336,629
Newmont Mining Corp.	55,600	2,383,016
Polyus Gold OJSC sponsored ADR	12,000	316,200
Randgold Resources Ltd. sponsored ADR	13,700	944,341
Royal Gold, Inc.	3,300	140,646
Seabridge Gold, Inc. (a)	16,300	392,341
Ventana Gold Corp. (a)	35,500	235,383
Yamana Gold, Inc.	23,500	236,692
Zijin Mining Group Co. Ltd. (H Shares)	382,000	312,431
		24,355,447
Precious Metals & Minerals - 1.1%
Anglo Platinum Ltd. (a)	2,700	257,153
Compania de Minas Buenaventura SA sponsored ADR	9,400	295,912
Impala Platinum Holdings Ltd.	22,700	588,152
Lonmin PLC (a)	5,122	146,516
Mvelaphanda Resources Ltd. (a)	18,573	123,656
Northam Platinum Ltd.	20,900	136,407
Pan American Silver Corp. (a)	45,400	962,026
Polymetal JSC GDR (Reg. S) (a)	15,700	145,767
Silver Standard Resources, Inc. (a)	23,800	414,120
Silver Wheaton Corp. (a)	24,700	340,714
		3,410,423
Steel - 7.5%
Acerinox SA	4,400	82,792
Allegheny Technologies, Inc.	4,000	163,400
Angang Steel Co. Ltd. (H Shares)	88,000	153,468
ArcelorMittal SA (NY Shares) Class A	87,200	3,372,896
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
BlueScope Steel Ltd.	373,603	$ 865,539
China Steel Corp.	320,739	326,107
Cliffs Natural Resources, Inc.	3,400	135,830
Commercial Metals Co.	50,800	697,992
Companhia Siderurgica Nacional SA (CSN)	11,000	320,138
Fortescue Metals Group Ltd. (a)	108,115	433,071
Gerdau SA sponsored ADR	26,300	353,735
Hyundai Steel Co.	1,700	125,127
JFE Holdings, Inc.	86,500	3,028,027
Jindal Steel & Power Ltd.	32,040	436,196
JSW Steel Ltd.	14,131	301,921
Kobe Steel Ltd. (a)	626,000	1,123,430
Maanshan Iron & Steel Co. Ltd. (H Shares) (a)	492,000	297,838
Maruichi Steel Tube Ltd.	13,000	235,892
Nippon Steel Corp.	668,000	2,434,607
Nisshin Steel Co. Ltd.	52,000	88,712
Novolipetsk Steel Ojsc (a)	4,500	137,406
Nucor Corp.	26,000	1,060,800
OneSteel Ltd.	321,893	885,211
Outokumpu Oyj (A Shares)	2,163	39,037
POSCO	4,286	1,982,307
Salzgitter AG	2,002	176,978
Sims Metal Management Ltd.	4,066	76,941
SSAB Svenskt Stal AB (B Shares)	7,800	115,454
Sumitomo Metal Industries Ltd.	929,000	2,562,546
Tata Steel Ltd.	57,314	707,152
Ternium SA sponsored ADR (a)	1,700	50,592
Thyssenkrupp AG	7,700	243,716
Tokyo Steel Manufacturing Co. Ltd.	6,500	64,806
United States Steel Corp.	9,300	413,199
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	6,100	159,765
Voestalpine AG	8,900	311,594
Yamato Kogyo Co. Ltd.	10,700	338,531
		24,302,753
TOTAL METALS & MINING		99,539,449
OIL, GAS & CONSUMABLE FUELS - 30.8%
Coal & Consumable Fuels - 1.9%
Alpha Natural Resources, Inc. (a)	20,805	844,891
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Coal & Consumable Fuels - continued
Arch Coal, Inc.	79,900	$ 1,683,493
Cameco Corp.	3,300	89,189
Centennial Coal Co. Ltd.	219,375	708,036
China Shenhua Energy Co. Ltd. (H Shares)	35,000	150,568
Cloud Peak Energy, Inc.	23,000	310,730
CONSOL Energy, Inc.	21,500	1,002,115
Energy Resources of Australia Ltd.	21,092	390,730
Massey Energy Co.	3,500	134,820
Paladin Energy Ltd. (a)	157,511	506,976
Peabody Energy Corp.	6,200	261,144
PT Bumi Resources Tbk	495,000	131,030
		6,213,722
Integrated Oil & Gas - 20.8%
BG Group PLC	231,019	4,246,876
BP PLC	891,700	8,319,340
Cenovus Energy, Inc.	10,000	231,086
Chevron Corp.	98,700	7,118,244
China Petroleum & Chemical Corp. (H Shares)	681,000	529,792
ENI SpA	32,227	748,972
Exxon Mobil Corp.	119,900	7,725,157
Hess Corp.	2,700	156,033
Husky Energy, Inc.	1,700	42,289
Imperial Oil Ltd.	13,600	488,903
InterOil Corp. (a)	4,300	254,173
Lukoil Oil Co. sponsored ADR	24,900	1,367,010
Marathon Oil Corp.	128,600	3,833,566
OAO Gazprom sponsored ADR	76,700	1,856,140
Occidental Petroleum Corp.	99,400	7,786,996
OJSC Oil Company Rosneft GDR (Reg. S)	21,800	167,664
OMV AG	1,300	51,201
Origin Energy Ltd.	65,234	924,084
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	127,800	4,611,024
Repsol YPF SA	7,040	166,309
Royal Dutch Shell PLC Class A (United Kingdom)	289,150	7,991,762
Sasol Ltd.	11,700	440,519
StatoilHydro ASA	29,900	670,989
Suncor Energy, Inc.	80,632	2,545,718
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Surgutneftegaz JSC sponsored ADR	27,430	$ 229,315
Total SA Series B	75,612	4,369,713
		66,872,875
Oil & Gas Exploration & Production - 7.4%
Anadarko Petroleum Corp.	28,000	1,785,840
Apache Corp.	10,200	1,007,454
Arena Resources, Inc. (a)	2,000	76,680
Berry Petroleum Co. Class A	36,300	983,004
Brigham Exploration Co. (a)	6,100	79,544
Cabot Oil & Gas Corp.	2,000	76,540
Cairn Energy PLC (a)	92,104	474,711
Canadian Natural Resources Ltd.	9,100	580,824
Chesapeake Energy Corp.	33,500	830,130
CNOOC Ltd. sponsored ADR	7,700	1,076,691
CNPC (Hong Kong) Ltd.	20,000	24,962
Compton Petroleum Corp. (a)	63,300	56,238
Denbury Resources, Inc. (a)	60,600	821,130
Devon Energy Corp.	6,600	441,606
EnCana Corp.	6,200	189,601
EOG Resources, Inc.	3,200	289,344
EXCO Resources, Inc.	18,100	317,474
Heritage Oil PLC (a)	9,000	71,089
Inpex Corp.	12	87,737
Japan Petroleum Exploration Co. Ltd.	10,600	498,471
Nexen, Inc.	7,400	162,007
Niko Resources Ltd.	3,600	332,427
Noble Energy, Inc.	2,200	162,668
OPTI Canada, Inc. (a)	111,300	200,888
Pacific Rubiales Energy Corp. (a)	6,300	84,134
Painted Pony Petroleum Ltd. Class A (a)	17,900	117,179
PetroBakken Energy Ltd. Class A	20,748	575,309
Petrobank Energy & Resources Ltd. (a)	17,800	879,430
Petrohawk Energy Corp. (a)	78,800	1,759,604
Plains Exploration & Production Co. (a)	39,900	1,330,665
Quicksilver Resources, Inc. (a)	5,200	69,108
Range Resources Corp.	16,400	754,400
SandRidge Energy, Inc. (a)	54,900	464,454
Santos Ltd.	7,431	86,604
Southwestern Energy Co. (a)	21,700	930,496
Talisman Energy, Inc.	53,900	891,696
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Tullow Oil PLC	20,800	$ 380,980
Ultra Petroleum Corp. (a)	11,700	537,498
Woodside Petroleum Ltd.	7,196	269,348
XTO Energy, Inc.	90,200	4,020,214
		23,778,179
Oil & Gas Refining & Marketing - 0.7%
Frontier Oil Corp.	75,600	941,976
Neste Oil Oyj	3,800	62,166
Nippon Oil Corp.	102,000	477,966
Reliance Industries Ltd.	37,491	850,365
		2,332,473
TOTAL OIL, GAS & CONSUMABLE FUELS		99,197,249
PAPER & FOREST PRODUCTS - 5.6%
Forest Products - 2.3%
Louisiana-Pacific Corp. (a)	86,100	612,171
Sino-Forest Corp. (a)	64,200	1,114,929
Weyerhaeuser Co.	140,900	5,621,910
		7,349,010
Paper Products - 3.3%
Fibria Celulose SA sponsored ADR (a)	41,389	756,591
Holmen AB (B Shares)	3,600	86,179
International Paper Co.	63,800	1,461,658
MeadWestvaco Corp.	10,500	252,735
Nine Dragons Paper (Holdings) Ltd.	369,000	522,801
Nippon Paper Group, Inc.	22,300	581,771
Oji Paper Co. Ltd.	411,000	1,730,143
Sappi Ltd. (a)	86,209	370,957
Stora Enso Oyj (R Shares)	109,600	672,967
Suzano Bahia Sul Papel e Celulose SA	11,000	117,703
Svenska Cellulosa AB (SCA) (B Shares)	139,600	1,880,703
UPM-Kymmene Corp.	189,800	2,081,504
		10,515,712
TOTAL PAPER & FOREST PRODUCTS		17,864,722
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Specialized REITs - 0.0%
Rayonier, Inc.	2,300	96,462
Common Stocks - continued
	Shares	Value
ROAD & RAIL - 0.5%
Railroads - 0.5%
CSX Corp.	16,800	$ 720,048
Union Pacific Corp.	13,700	828,850
		1,548,898
TRADING COMPANIES & DISTRIBUTORS - 0.1%
Trading Companies & Distributors - 0.1%
Kloeckner & Co. AG (a)	15,374	362,998
Noble Group Ltd.	24,000	49,152
		412,150
TOTAL COMMON STOCKS (Cost $320,295,456)		322,200,829
Money Market Funds - 0.6%

Fidelity Cash Central Fund, 0.17% (b) (Cost $2,084,726)	2,084,726	2,084,726
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $322,380,182)		324,285,555
NET OTHER ASSETS - (0.7)%		(2,378,467)
NET ASSETS - 100%		$ 321,907,088
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,827
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 322,200,829	$ 235,116,618	$ 87,084,211	$ -
Money Market Funds	2,084,726	2,084,726	-	-
Total Investments in Securities:	$ 324,285,555	$ 237,201,344	$ 87,084,211	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 65,806
Total Realized Gain (Loss)	69,126
Total Unrealized Gain (Loss)	(9,563)
Cost of Purchases	55,134
Proceeds of Sales	(180,503)
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $322,579,491. Net unrealized appreciation aggregated $1,706,064, of which $19,690,482 related to appreciated investment securities and $17,984,418 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Capital Appreciation Fund

January 31, 2010

1.813010.105

IVF-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.5%
	Shares	Value
Australia - 2.3%
Fortescue Metals Group Ltd. (a)	648,938	$ 2,599,420
MacArthur Coal Ltd.	316,974	2,648,686
Macquarie Group Ltd.	76,419	3,389,487
Westfield Group unit	314,697	3,517,343
TOTAL AUSTRALIA		12,154,936
Bailiwick of Guernsey - 0.1%
Raven Russia Ltd.	817,300	651,350
Belgium - 1.5%
Anheuser-Busch InBev SA NV	82,393	4,111,429
Fortis (a)	1,153,100	4,059,108
TOTAL BELGIUM		8,170,537
Bermuda - 1.5%
China LotSynergy Holdings Ltd. (a)	49,964,000	2,445,446
Huabao International Holdings Ltd.	2,801,000	2,850,083
Northern Offshore Ltd. (a)(c)	1,554,000	2,687,812
TOTAL BERMUDA		7,983,341
Brazil - 4.7%
BR Malls Participacoes SA (a)	255,100	2,772,944
Centrais Eletricas Brasileiras SA (Electrobras) sponsored ADR	247,097	5,258,224
Net Servicos de Comunicacao SA sponsored ADR	238,900	2,826,187
OGX Petroleo e Gas Participacoes SA	310,000	2,771,088
PDG Realty S.A. Empreendimentos e Participacoes	335,700	2,648,201
TIM Participacoes SA sponsored ADR (non-vtg.)	108,100	2,839,787
Vale SA (PN-A) sponsored ADR	275,700	6,225,306
TOTAL BRAZIL		25,341,737
Canada - 7.2%
Dollarama, Inc. (d)	141,400	2,677,780
First Quantum Minerals Ltd.	49,500	3,589,942
Grande Cache Coal Corp. (a)	681,700	3,327,854
InterOil Corp. (a)(c)	44,800	2,648,128
Niko Resources Ltd.	30,800	2,844,096
OPTI Canada, Inc. (a)(c)	1,437,600	2,594,752
Petrobank Energy & Resources Ltd. (a)	60,400	2,984,132
Quadra Mining Ltd. (a)	199,300	2,667,150
Research In Motion Ltd. (a)	65,900	4,149,064
Suncor Energy, Inc.	139,300	4,397,987
Talisman Energy, Inc.	198,400	3,282,237
Teck Resources Ltd. Class B (sub. vtg.) (a)	104,700	3,427,987
TOTAL CANADA		38,591,109
Cayman Islands - 3.8%
China High Speed Transmission Equipment Group Co. Ltd.	1,277,000	2,559,280
Daphne International Holdings Ltd.	4,286,000	3,257,028
Hengdeli Holdings Ltd.	9,320,000	3,097,083

	Shares	Value
Hidili Industry International Development Ltd. (a)	2,784,000	$ 2,943,945
IFM Investments Ltd. ADR (a)	416,200	2,988,316
Peak Sport Products Co. Ltd.	5,039,000	3,134,792
Trina Solar Ltd. ADR (a)(c)	124,700	2,734,671
TOTAL CAYMAN ISLANDS		20,715,115
China - 1.8%
Baidu.com, Inc. sponsored ADR (a)	6,400	2,634,944
China Life Insurance Co. Ltd. ADR	61,100	4,035,044
Digital China Holdings Ltd. (H Shares)	1,760,000	2,806,407
TOTAL CHINA		9,476,395
Cyprus - 0.5%
AFI Development PLC GDR (Reg. S) (a)	1,208,200	2,570,006
Denmark - 0.5%
Carlsberg AS Series B	39,100	2,915,994
Finland - 0.5%
Fortum Corp.	111,400	2,826,855
France - 8.0%
Accor SA	60,032	3,028,524
Atos Origin SA (a)	61,114	2,842,155
BNP Paribas SA	74,461	5,319,076
Carrefour SA	78,604	3,834,898
Credit Agricole SA	221,100	3,465,805
Iliad Group SA	23,429	2,596,651
Renault SA (a)	65,900	3,093,503
Saft Groupe SA	63,118	2,706,523
Sanofi-Aventis sponsored ADR	219,000	8,061,390
Schneider Electric SA	33,942	3,501,488
Societe Generale Series A	84,169	4,869,608
TOTAL FRANCE		43,319,621
Germany - 3.8%
Aixtron AG	89,100	2,680,295
Continental AG (a)	50,245	2,766,982
Daimler AG (Reg.)	93,541	4,285,113
Deutsche Bank AG (NY Shares)	81,700	4,981,249
HeidelbergCement AG	48,888	2,945,997
Metro AG	52,600	2,869,153
TOTAL GERMANY		20,528,789
Hong Kong - 0.5%
Shanghai Industrial Holdings Ltd.	566,000	2,642,663
India - 3.8%
Bank of Baroda	237,112	2,958,438
BGR Energy Systems Ltd.	26,617	263,573
Educomp Solutions Ltd.	199,076	3,040,414
Financial Technologies India Ltd.	86,939	2,876,197
Housing Development and Infrastructure Ltd. (a)	435,834	3,123,831
ICSA (India) Ltd.	734,755	2,563,877
Common Stocks - continued
	Shares	Value
India - continued
Jaiprakash Associates Ltd.	1,031,687	$ 3,082,200
MIC Electronics Ltd.	2,665,069	2,721,404
TOTAL INDIA		20,629,934
Ireland - 0.5%
Covidien PLC	54,600	2,760,576
Israel - 0.9%
Teva Pharmaceutical Industries Ltd. sponsored ADR	85,800	4,866,576
Italy - 1.2%
Intesa Sanpaolo SpA	1,024,520	3,899,836
Mediaset SpA	363,000	2,755,366
TOTAL ITALY		6,655,202
Japan - 14.5%
eAccess Ltd.	4,237	3,003,966
Elpida Memory, Inc. (a)	143,400	2,543,297
Fujifilm Holdings Corp.	109,600	3,510,144
Gulliver International Co. Ltd. (c)	47,570	2,766,617
Itochu Corp.	409,000	3,207,843
Japan Tobacco, Inc.	893	3,234,862
JTEKT Corp.	229,300	2,618,902
Kenedix, Inc. (a)	7,741	2,398,535
Kirin Holdings Co. Ltd.	197,000	3,009,449
Kyocera Corp.	38,800	3,511,454
Mazda Motor Corp. (a)	1,204,000	3,267,752
Mitsubishi Corp.	149,700	3,626,829
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	1,153,900	5,919,507
Mitsui & Co. Ltd.	245,200	3,618,106
Omron Corp.	153,200	3,053,138
ORIX Corp.	67,210	5,062,900
Sapporo Breweries Ltd. (c)	474,000	2,504,686
SOFTBANK CORP.	151,100	3,851,568
Sony Corp. sponsored ADR	119,000	3,954,370
Sumitomo Metal Industries Ltd.	1,115,000	3,075,606
Sumitomo Mitsui Financial Group, Inc.	127,300	4,138,977
Toshiba Corp. (a)	632,000	3,479,605
Uni-Charm Corp.	29,600	2,813,426
TOTAL JAPAN		78,171,539
Korea (South) - 2.6%
Hyundai Mipo Dockyard Co. Ltd.	24,920	2,343,843
Kia Motors Corp. (a)	164,820	2,780,421
LG Corp.	52,334	2,840,459
Samsung Electronics Co. Ltd.	9,211	6,231,273
TOTAL KOREA (SOUTH)		14,195,996
Mexico - 0.6%
Grupo Mexico SA de CV Series B	1,459,871	2,959,270
Netherlands - 3.7%
ASM International NV (Netherlands) (a)(c)	121,000	2,784,798

	Shares	Value
European Aeronautic Defence and Space Co. EADS NV	160,000	$ 3,126,999
ING Groep NV sponsored ADR (a)(c)	750,842	7,057,915
Koninklijke Philips Electronics NV	125,837	3,799,907
Randstad Holdings NV (a)	61,604	2,956,426
TOTAL NETHERLANDS		19,726,045
Norway - 1.3%
Pronova BioPharma ASA (a)(c)	1,697,400	4,994,329
Sevan Marine ASA (a)(c)	1,567,472	2,256,168
TOTAL NORWAY		7,250,497
Qatar - 0.7%
Commercial Bank of Qatar GDR (Reg. S)	1,105,748	3,843,027
Russia - 4.6%
LSR Group OJSC GDR (Reg. S) (a)	322,700	2,627,617
Magnit OJSC GDR (Reg. S)	184,400	2,774,104
Mechel Steel Group OAO sponsored ADR	140,300	2,776,537
Mosenergo AO sponsored ADR (a)	197,700	2,372,400
OAO Gazprom sponsored ADR	206,000	4,985,200
PIK Group GDR (Reg. S) unit (a)	551,000	2,828,713
RusHydro JSC sponsored ADR (a)	719,600	3,115,494
VTB Bank JSC unit	611,800	3,049,737
TOTAL RUSSIA		24,529,802
South Africa - 2.9%
Barloworld Ltd.	501,423	2,973,306
Clicks Group Ltd.	830,638	2,887,717
MTN Group Ltd.	250,600	3,598,270
Naspers Ltd. Class N	90,400	3,202,057
Raubex Group Ltd.	935,100	2,772,448
TOTAL SOUTH AFRICA		15,433,798
Spain - 1.7%
EDP Renovaveis SA (a)	321,938	2,774,492
Telefonica SA sponsored ADR	91,000	6,515,600
TOTAL SPAIN		9,290,092
Sweden - 1.0%
EnergyO Solutions AB (a)	935,789	5,401,729
Switzerland - 2.5%
Actelion Ltd. (Reg.) (a)	69,485	3,676,072
Clariant AG (Reg.) (a)	260,606	2,860,120
UBS AG (NY Shares) (a)	541,400	7,043,614
TOTAL SWITZERLAND		13,579,806
Taiwan - 1.0%
Epistar Corp.	949,000	3,013,405
Prime View International Co. Ltd. (a)	1,275,000	2,337,400
TOTAL TAIWAN		5,350,805
United Kingdom - 10.8%
Anglo American PLC (United Kingdom) (a)	122,400	4,490,844
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Barclays PLC Sponsored ADR	440,700	$ 7,540,377
BG Group PLC	268,271	4,931,688
BT Group PLC	1,527,100	3,332,592
Cairn Energy PLC (a)	531,880	2,741,352
Carphone Warehouse Group PLC	894,562	2,714,470
Centrica PLC	814,279	3,495,619
Ferrexpo PLC	791,500	2,568,852
Imperial Tobacco Group PLC	127,157	4,100,407
Rio Tinto PLC (Reg.)	143,500	6,997,577
SABMiller PLC	128,000	3,480,780
Standard Chartered PLC (United Kingdom)	198,552	4,573,248
Vedanta Resources PLC	72,400	2,776,958
Xstrata PLC (a)	274,000	4,445,883
TOTAL UNITED KINGDOM		58,190,647
United States of America - 9.5%
Bank of America Corp.	363,278	5,514,560
Capital One Financial Corp.	148,100	5,458,966
Central European Distribution Corp. (a)	82,200	2,634,510
Citigroup, Inc.	1,638,200	5,438,824
First Solar, Inc. (a)	24,100	2,730,530
Goldman Sachs Group, Inc.	18,400	2,736,448
JPMorgan Chase & Co.	138,310	5,385,791
Las Vegas Sands Corp. (a)	179,300	2,779,150
Morgan Stanley	196,163	5,253,245
PNC Financial Services Group, Inc.	53,600	2,971,048
Rubicon Technology, Inc. (a)(c)	154,949	2,445,095
Veeco Instruments, Inc. (a)	83,900	2,669,698
Wells Fargo & Co.	188,800	5,367,584
TOTAL UNITED STATES OF AMERICA		51,385,449
TOTAL COMMON STOCKS (Cost $540,518,715)		542,109,238
Nonconvertible Preferred Stocks - 1.1%

Germany - 0.6%
ProSiebenSat.1 Media AG	231,000	3,109,042

	Shares	Value
Italy - 0.5%
Fiat SpA (Risparmio Shares)	367,600	$ 2,958,780
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,787,532)		6,067,822
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.17% (e)	7,970,993	7,970,993
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(e)	15,269,776	15,269,776
TOTAL MONEY MARKET FUNDS (Cost $23,240,769)		23,240,769
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $569,547,016)	571,417,829
NET OTHER ASSETS - (5.9)%	(31,631,345)
NET ASSETS - 100%	$ 539,786,484
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,677,780 or 0.5% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,747
Fidelity Securities Lending Cash Central Fund	74,614
Total	$ 77,361
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 78,171,539	$ 71,149,941	$ 7,021,598	$ -
United Kingdom	58,190,647	7,540,377	50,650,270	-
United States of America	51,385,449	51,385,449	-	-
France	43,319,621	8,061,390	35,258,231	-
Canada	38,591,109	38,591,109	-	-
Brazil	25,341,737	25,341,737	-	-
Russia	24,529,802	10,134,137	14,395,665	-
Germany	23,637,831	4,981,249	18,656,582	-
Cayman Islands	20,715,115	20,715,115	-	-
Other	184,294,210	116,383,607	67,910,603	-
Money Market Funds	23,240,769	23,240,769	-	-
Total Investments in Securities:	$ 571,417,829	$ 377,524,880	$ 193,892,949	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $577,102,425. Net unrealized depreciation aggregated $5,684,596, of which $28,042,350 related to appreciated investment securities and $33,726,946 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Discovery Fund -

International Discovery
Class K

January 31, 2010

1.813016.105

IGI-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
Australia - 2.8%
Billabong International Ltd.	1,362,374	$ 12,625
Commonwealth Bank of Australia	1,708,703	80,426
Goodman Group unit	19,769,557	10,227
Macquarie Group Ltd.	1,173,702	52,058
National Australia Bank Ltd.	2,104,205	49,065
QBE Insurance Group Ltd.	824,709	16,714
Wesfarmers Ltd.	1,132,580	27,551
Westfield Group unit	2,381,694	26,620
TOTAL AUSTRALIA		275,286
Bailiwick of Jersey - 1.3%
Experian PLC	2,838,100	26,984
Informa PLC	13,289,260	69,638
Shire PLC	1,590,700	31,503
TOTAL BAILIWICK OF JERSEY		128,125
Belgium - 1.3%
Anheuser-Busch InBev SA NV	2,464,800	122,994
Bermuda - 0.7%
Aquarius Platinum Ltd. (United Kingdom) (a)	1,418,333	8,340
Huabao International Holdings Ltd.	37,860,000	38,523
Noble Group Ltd.	11,188,000	22,913
TOTAL BERMUDA		69,776
Brazil - 0.7%
Vivo Participacoes SA sponsored ADR (c)	2,363,500	66,154
British Virgin Islands - 0.3%
Playtech Ltd. (c)	3,758,978	30,846
Canada - 2.0%
InterOil Corp. (a)(c)	247,600	14,636
Niko Resources Ltd.	498,400	46,023
Open Text Corp. (a)	1,280,300	50,443
PetroBakken Energy Ltd. Class A	1,642,716	45,550
Petrobank Energy & Resources Ltd. (a)	813,500	40,192
TOTAL CANADA		196,844
Cayman Islands - 1.1%
BaWang International (Group) Holding Ltd.	45,097,000	26,080
Belle International Holdings Ltd.	15,991,000	18,187
Bosideng International Holdings Ltd.	73,892,000	14,657
Hengdeli Holdings Ltd.	64,680,000	21,493
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
Peak Sport Products Co. Ltd.	9,636,000	$ 5,995
Trina Solar Ltd. ADR (a)(c)	870,400	19,088
TOTAL CAYMAN ISLANDS		105,500
China - 0.8%
Baidu.com, Inc. sponsored ADR (a)	59,800	24,620
NetEase.com, Inc. sponsored ADR (a)	263,453	8,641
Tencent Holdings Ltd.	553,400	10,350
ZTE Corp. (H Shares)	6,574,864	38,616
TOTAL CHINA		82,227
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)(d)	21,633,000	1,288
Denmark - 1.8%
Carlsberg AS Series B	348,600	25,998
Novo Nordisk AS Series B	1,124,086	76,050
William Demant Holding AS (a)	927,000	72,343
TOTAL DENMARK		174,391
Finland - 0.3%
Nokian Tyres PLC	1,254,800	30,336
France - 9.5%
Accor SA	488,751	24,657
Air France KLM (Reg.) (a)	2,714,100	44,225
Alstom SA	172,836	11,540
Atos Origin SA (a)	940,057	43,718
AXA SA	2,521,066	51,909
BNP Paribas SA	918,730	65,629
Cap Gemini SA	240,000	10,657
CFAO SA	273,400	10,916
Compagnie Generale de Geophysique SA (a)	904,300	22,116
Credit Agricole SA	2,453,900	38,466
Danone	636,800	36,413
Iliad Group SA	509,521	56,471
LVMH Moet Hennessy - Louis Vuitton	272,400	29,678
Orpea	573,528	24,815
Pernod-Ricard SA (c)	388,925	31,283
PPR SA	347,600	42,387
Sanofi-Aventis	1,657,010	122,522
Schneider Electric SA	755,082	77,895
Societe Generale Series A	648,463	37,517
Common Stocks - continued
	Shares	Value (000s)
France - continued
Total SA Series B	1,912,766	$ 110,541
Unibail-Rodamco	118,400	25,654
TOTAL FRANCE		919,009
Germany - 6.7%
Aixtron AG	984,200	29,607
BASF AG	812,146	46,094
Bayerische Motoren Werke AG (BMW)	293,768	12,522
Daimler AG (Reg.)	594,462	27,232
Deutsche Bank AG	563,700	34,369
Deutsche Boerse AG	673,925	44,118
Deutsche Post AG	1,066,935	18,567
Deutsche Postbank AG (a)	831,400	25,313
E.ON AG	3,371,600	123,751
GEA Group AG	2,094,883	42,685
HeidelbergCement AG	1,286,567	77,529
MAN SE	657,572	43,962
Metro AG	253,900	13,849
Munich Re Group (Reg.)	115,877	17,309
Siemens AG (Reg.) (c)	1,022,981	91,158
TOTAL GERMANY		648,065
Greece - 0.5%
EFG Eurobank Ergasias SA	1,216,316	10,362
Hellenic Telecommunications Organization SA	1,372,559	18,804
National Bank of Greece SA (a)	865,600	18,921
TOTAL GREECE		48,087
Hong Kong - 0.9%
BYD Electronic International Co. Ltd. (a)	21,255,000	17,986
Henderson Land Development Co. Ltd.	3,738,000	23,664
Sinotruk Hong Kong Ltd.	8,596,000	10,042
Techtronic Industries Co. Ltd.	42,412,500	35,180
TOTAL HONG KONG		86,872
India - 0.3%
Reliance Industries Ltd.	903,416	20,491
Tata Steel Ltd.	1,078,866	13,311
TOTAL INDIA		33,802
Common Stocks - continued
	Shares	Value (000s)
Ireland - 0.8%
CRH PLC	1,532,507	$ 36,801
Paddy Power PLC (Ireland)	1,157,297	38,280
TOTAL IRELAND		75,081
Israel - 0.7%
Israel Chemicals Ltd.	1,513,500	20,036
Teva Pharmaceutical Industries Ltd. sponsored ADR	889,200	50,435
TOTAL ISRAEL		70,471
Italy - 1.6%
Fiat SpA (a)	5,422,600	67,953
Intesa Sanpaolo SpA	5,602,109	21,324
Mediaset SpA	3,230,200	24,519
Saipem SpA	1,233,843	39,945
TOTAL ITALY		153,741
Japan - 19.6%
ABC-Mart, Inc.	201,200	6,219
Asics Corp.	2,858,000	28,305
Canon, Inc.	1,929,350	75,410
Denso Corp.	1,627,300	48,042
Don Quijote Co. Ltd.	627,600	14,107
Fanuc Ltd.	215,600	20,683
Goldcrest Co. Ltd.	437,930	12,327
Honda Motor Co. Ltd.	1,648,300	55,856
Japan Tobacco, Inc.	20,380	73,826
JFE Holdings, Inc.	783,600	27,431
JSR Corp.	2,355,500	46,525
JTEKT Corp.	2,652,400	30,294
Keyence Corp.	200,100	46,174
Kirin Holdings Co. Ltd.	3,228,000	49,312
Konica Minolta Holdings, Inc.	2,333,000	23,880
Kubota Corp.	2,949,000	26,560
Mazda Motor Corp. (a)	13,652,000	37,053
Misumi Group, Inc.	825,300	14,390
Mitsubishi Corp.	2,042,800	49,492
Mitsubishi UFJ Financial Group, Inc.	20,372,800	104,834
Mitsui & Co. Ltd.	3,594,700	53,042
Mitsui Sumitomo Insurance Group Holdings, Inc.	550,700	13,818
Mizuho Financial Group, Inc.	5,753,000	11,153
NHK Spring Co. Ltd.	1,257,000	10,973
Nichi-iko Pharmaceutical Co. Ltd. (c)	595,800	18,217
Nissan Motor Co. Ltd. (a)	2,998,100	24,370
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Nitori Co. Ltd.	95,350	$ 7,225
Nomura Holdings, Inc.	4,188,300	31,311
NSK Ltd.	4,995,000	36,354
Omron Corp.	4,116,200	82,032
ORIX Corp.	1,108,220	83,482
Rakuten, Inc.	82,574	67,600
Ricoh Co. Ltd.	3,548,000	50,860
Sawai Pharmaceutical Co. Ltd. (c)	160,300	10,584
Shin-Etsu Chemical Co., Ltd.	1,160,100	60,787
SMC Corp.	190,600	23,078
SOFTBANK CORP.	3,098,200	78,974
Sony Corp.	1,270,700	42,378
Sumco Corp.	2,105,600	36,341
Sumitomo Mitsui Financial Group, Inc.	2,014,000	65,482
THK Co. Ltd.	1,760,000	34,919
Tokio Marine Holdings, Inc.	1,837,000	49,654
Tokyo Electron Ltd.	1,411,400	86,307
Toshiba Corp. (a)	9,890,000	54,451
Toyota Motor Corp.	1,894,100	72,850
TOTAL JAPAN		1,896,962
Korea (South) - 1.4%
Kia Motors Corp. (a)	912,890	15,400
NHN Corp. (a)	154,044	22,996
Samsung Electronics Co. Ltd.	92,093	62,301
Shinhan Financial Group Co. Ltd. (a)	1,073,070	37,561
TOTAL KOREA (SOUTH)		138,258
Luxembourg - 0.9%
ArcelorMittal SA (NY Shares) Class A (c)	1,738,100	67,230
Millicom International Cellular SA	282,400	20,141
TOTAL LUXEMBOURG		87,371
Netherlands - 3.9%
Akzo Nobel NV	361,986	21,547
ASML Holding NV (Netherlands)	1,450,700	45,559
Gemalto NV (a)(c)	851,198	33,790
ING Groep NV (Certificaten Van Aandelen) unit (a)	2,749,300	25,745
James Hardie Industries NV unit (a)	5,823,130	38,618
Koninklijke Philips Electronics NV	3,250,500	98,156
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
Randstad Holdings NV (a)	2,088,334	$ 100,221
Royal DSM NV	280,000	13,050
TOTAL NETHERLANDS		376,686
Netherlands Antilles - 0.2%
Schlumberger Ltd.	300,900	19,095
Nigeria - 0.0%
Guaranty Trust Bank PLC GDR (Reg. S)	513,700	3,877
Norway - 0.9%
Aker Solutions ASA	1,426,600	19,038
DnB NOR ASA (a)	3,698,155	41,761
Pronova BioPharma ASA (a)	4,726,590	13,907
Sevan Marine ASA (a)	6,990,000	10,061
TOTAL NORWAY		84,767
Singapore - 0.3%
Keppel Corp. Ltd.	4,295,000	25,564
South Africa - 0.8%
African Rainbow Minerals Ltd.	1,243,800	27,413
AngloGold Ashanti Ltd. sponsored ADR	738,400	26,353
Naspers Ltd. Class N	563,100	19,946
TOTAL SOUTH AFRICA		73,712
Spain - 2.8%
Banco Bilbao Vizcaya Argentaria SA	2,777,937	42,344
Banco Santander SA	5,729,217	81,243
NH Hoteles SA (a)	1,468,400	7,245
Telefonica SA	5,658,472	135,547
TOTAL SPAIN		266,379
Sweden - 1.1%
Elekta AB (B Shares) (c)	2,525,000	59,233
Intrum Justitia AB	1,050,299	12,786
Modern Times Group MTG AB (B Shares)	632,500	29,004
Skandinaviska Enskilda Banken AB (A Shares) (a)	1,603,800	9,498
TOTAL SWEDEN		110,521
Switzerland - 8.1%
Actelion Ltd. (Reg.) (a)	651,115	34,447
Adecco SA (Reg.)	510,576	27,509
BB BIOTECH AG	354,261	24,341
Nestle SA (Reg.)	3,291,221	156,002
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Nobel Biocare Holding AG (Switzerland)	1,386,210	$ 40,772
Novartis AG (Reg.)	1,988,514	106,410
Partners Group Holding	176,756	21,931
Roche Holding AG (participation certificate)	815,749	136,853
Sonova Holding AG Class B	552,577	68,389
Swiss Reinsurance Co. (Reg.)	886,145	38,306
Syngenta AG (Switzerland)	54,269	13,887
The Swatch Group AG (Bearer)	79,320	20,734
UBS AG (For. Reg.) (a)	4,230,312	55,169
Zurich Financial Services AG (Reg.)	169,125	35,956
TOTAL SWITZERLAND		780,706
Taiwan - 0.7%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,828,200	24,523
MediaTek, Inc.	2,417,000	39,319
TOTAL TAIWAN		63,842
Thailand - 0.3%
Bangkok Bank Ltd. PCL (For. Reg.)	7,297,800	24,736
United Kingdom - 20.9%
Aberdeen Asset Management PLC	18,989,676	37,370
Aegis Group PLC	7,593,391	14,445
Anglo American PLC (United Kingdom) (a)	1,394,300	51,157
Babcock International Group PLC	2,715,100	24,244
Barclays PLC	20,015,493	85,544
BG Group PLC	5,025,900	92,392
BG Group PLC sponsored ADR (c)	207,400	19,085
BHP Billiton PLC	4,416,967	129,569
BP PLC	17,472,100	163,010
British Land Co. PLC	2,304,267	15,989
Carphone Warehouse Group PLC	16,777,953	50,911
Cookson Group PLC (a)	1,543,760	10,465
Hays PLC	8,621,981	15,155
HSBC Holdings PLC (United Kingdom) (Reg.)	20,381,914	218,195
IG Group Holdings PLC	5,301,405	34,067
Imperial Tobacco Group PLC	2,344,206	75,593
InterContinental Hotel Group PLC	2,118,900	30,302
International Personal Finance PLC	9,709,188	33,973
Johnson Matthey PLC	1,048,300	24,370
Kesa Electricals PLC	6,483,219	13,286
Lloyds TSB Group PLC	41,940,164	33,716
Man Group PLC	10,705,397	40,121
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Misys PLC (a)	2,252,137	$ 7,692
Mothercare PLC	589,700	6,031
National Grid PLC	1,822,400	18,303
Prudential PLC	5,043,807	46,193
Reckitt Benckiser Group PLC	1,661,131	86,110
Rio Tinto PLC (Reg.)	2,940,544	143,392
Royal Dutch Shell PLC Class B	5,305,272	141,123
Schroders PLC	1,580,800	31,239
Segro PLC	4,129,500	20,511
Serco Group PLC	5,343,457	42,473
SSL International PLC	4,962,409	61,491
Standard Chartered PLC (United Kingdom)	1,815,710	41,821
Taylor Wimpey PLC (a)	44,868,072	27,560
Ultra Electronics Holdings PLC	614,667	12,433
Unilever PLC	1,444,400	43,921
Vodafone Group PLC	8,963,743	19,150
Wolseley PLC (a)	1,433,164	31,530
Xstrata PLC (a)	1,889,800	30,664
TOTAL UNITED KINGDOM		2,024,596
United States of America - 1.9%
AsiaInfo Holdings, Inc. (a)	502,800	12,017
Central European Distribution Corp. (a)	1,260,400	40,396
Cummins, Inc.	583,700	26,360
Regal-Beloit Corp.	697,800	33,076
Terra Industries, Inc.	768,600	24,288
Union Pacific Corp.	506,200	30,625
Visa, Inc. Class A	187,600	15,389
TOTAL UNITED STATES OF AMERICA		182,151
TOTAL COMMON STOCKS (Cost $9,052,266)		9,478,118
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.3%
ProSiebenSat.1 Media AG	1,951,500	26,265
Italy - 0.4%
Intesa Sanpaolo SpA	15,194,902	44,565
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $76,706)		70,830
Money Market Funds - 3.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (e)	80,771,901	$ 80,772
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(e)	210,274,579	210,275
TOTAL MONEY MARKET FUNDS (Cost $291,047)		291,047
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $9,420,019)		9,839,995
NET OTHER ASSETS - (1.6)%		(153,147)
NET ASSETS - 100%		$ 9,686,848
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 1,243	$ -	$ -	$ -	$ 1,288
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 34
Fidelity Securities Lending Cash Central Fund	876
Total	$ 910
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 2,024,596	$ 19,085	$ 2,005,511	$ -
Japan	1,896,962	1,489,953	407,009	-
France	919,009	-	919,009	-
Switzerland	780,706	-	780,706	-
Germany	674,330	-	674,330	-
Netherlands	376,686	38,618	338,068	-
Australia	275,286	275,286	-	-
Spain	266,379	-	266,379	-
Italy	198,306	-	198,306	-
Other	2,136,688	1,280,474	856,214	-
Money Market Funds	291,047	291,047	-	-
Total Investments in Securities	$ 9,839,995	$ 3,394,463	$ 6,445,532	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $9,564,852,000. Net unrealized appreciation aggregated $275,143,000, of which $1,214,067,000 related to appreciated investment securities and $938,924,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor International
Discovery Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Discovery Fund

1.844601.103

AIGI-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
Australia - 2.8%
Billabong International Ltd.	1,362,374	$ 12,625
Commonwealth Bank of Australia	1,708,703	80,426
Goodman Group unit	19,769,557	10,227
Macquarie Group Ltd.	1,173,702	52,058
National Australia Bank Ltd.	2,104,205	49,065
QBE Insurance Group Ltd.	824,709	16,714
Wesfarmers Ltd.	1,132,580	27,551
Westfield Group unit	2,381,694	26,620
TOTAL AUSTRALIA		275,286
Bailiwick of Jersey - 1.3%
Experian PLC	2,838,100	26,984
Informa PLC	13,289,260	69,638
Shire PLC	1,590,700	31,503
TOTAL BAILIWICK OF JERSEY		128,125
Belgium - 1.3%
Anheuser-Busch InBev SA NV	2,464,800	122,994
Bermuda - 0.7%
Aquarius Platinum Ltd. (United Kingdom) (a)	1,418,333	8,340
Huabao International Holdings Ltd.	37,860,000	38,523
Noble Group Ltd.	11,188,000	22,913
TOTAL BERMUDA		69,776
Brazil - 0.7%
Vivo Participacoes SA sponsored ADR (c)	2,363,500	66,154
British Virgin Islands - 0.3%
Playtech Ltd. (c)	3,758,978	30,846
Canada - 2.0%
InterOil Corp. (a)(c)	247,600	14,636
Niko Resources Ltd.	498,400	46,023
Open Text Corp. (a)	1,280,300	50,443
PetroBakken Energy Ltd. Class A	1,642,716	45,550
Petrobank Energy & Resources Ltd. (a)	813,500	40,192
TOTAL CANADA		196,844
Cayman Islands - 1.1%
BaWang International (Group) Holding Ltd.	45,097,000	26,080
Belle International Holdings Ltd.	15,991,000	18,187
Bosideng International Holdings Ltd.	73,892,000	14,657
Hengdeli Holdings Ltd.	64,680,000	21,493
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
Peak Sport Products Co. Ltd.	9,636,000	$ 5,995
Trina Solar Ltd. ADR (a)(c)	870,400	19,088
TOTAL CAYMAN ISLANDS		105,500
China - 0.8%
Baidu.com, Inc. sponsored ADR (a)	59,800	24,620
NetEase.com, Inc. sponsored ADR (a)	263,453	8,641
Tencent Holdings Ltd.	553,400	10,350
ZTE Corp. (H Shares)	6,574,864	38,616
TOTAL CHINA		82,227
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)(d)	21,633,000	1,288
Denmark - 1.8%
Carlsberg AS Series B	348,600	25,998
Novo Nordisk AS Series B	1,124,086	76,050
William Demant Holding AS (a)	927,000	72,343
TOTAL DENMARK		174,391
Finland - 0.3%
Nokian Tyres PLC	1,254,800	30,336
France - 9.5%
Accor SA	488,751	24,657
Air France KLM (Reg.) (a)	2,714,100	44,225
Alstom SA	172,836	11,540
Atos Origin SA (a)	940,057	43,718
AXA SA	2,521,066	51,909
BNP Paribas SA	918,730	65,629
Cap Gemini SA	240,000	10,657
CFAO SA	273,400	10,916
Compagnie Generale de Geophysique SA (a)	904,300	22,116
Credit Agricole SA	2,453,900	38,466
Danone	636,800	36,413
Iliad Group SA	509,521	56,471
LVMH Moet Hennessy - Louis Vuitton	272,400	29,678
Orpea	573,528	24,815
Pernod-Ricard SA (c)	388,925	31,283
PPR SA	347,600	42,387
Sanofi-Aventis	1,657,010	122,522
Schneider Electric SA	755,082	77,895
Societe Generale Series A	648,463	37,517
Common Stocks - continued
	Shares	Value (000s)
France - continued
Total SA Series B	1,912,766	$ 110,541
Unibail-Rodamco	118,400	25,654
TOTAL FRANCE		919,009
Germany - 6.7%
Aixtron AG	984,200	29,607
BASF AG	812,146	46,094
Bayerische Motoren Werke AG (BMW)	293,768	12,522
Daimler AG (Reg.)	594,462	27,232
Deutsche Bank AG	563,700	34,369
Deutsche Boerse AG	673,925	44,118
Deutsche Post AG	1,066,935	18,567
Deutsche Postbank AG (a)	831,400	25,313
E.ON AG	3,371,600	123,751
GEA Group AG	2,094,883	42,685
HeidelbergCement AG	1,286,567	77,529
MAN SE	657,572	43,962
Metro AG	253,900	13,849
Munich Re Group (Reg.)	115,877	17,309
Siemens AG (Reg.) (c)	1,022,981	91,158
TOTAL GERMANY		648,065
Greece - 0.5%
EFG Eurobank Ergasias SA	1,216,316	10,362
Hellenic Telecommunications Organization SA	1,372,559	18,804
National Bank of Greece SA (a)	865,600	18,921
TOTAL GREECE		48,087
Hong Kong - 0.9%
BYD Electronic International Co. Ltd. (a)	21,255,000	17,986
Henderson Land Development Co. Ltd.	3,738,000	23,664
Sinotruk Hong Kong Ltd.	8,596,000	10,042
Techtronic Industries Co. Ltd.	42,412,500	35,180
TOTAL HONG KONG		86,872
India - 0.3%
Reliance Industries Ltd.	903,416	20,491
Tata Steel Ltd.	1,078,866	13,311
TOTAL INDIA		33,802
Common Stocks - continued
	Shares	Value (000s)
Ireland - 0.8%
CRH PLC	1,532,507	$ 36,801
Paddy Power PLC (Ireland)	1,157,297	38,280
TOTAL IRELAND		75,081
Israel - 0.7%
Israel Chemicals Ltd.	1,513,500	20,036
Teva Pharmaceutical Industries Ltd. sponsored ADR	889,200	50,435
TOTAL ISRAEL		70,471
Italy - 1.6%
Fiat SpA (a)	5,422,600	67,953
Intesa Sanpaolo SpA	5,602,109	21,324
Mediaset SpA	3,230,200	24,519
Saipem SpA	1,233,843	39,945
TOTAL ITALY		153,741
Japan - 19.6%
ABC-Mart, Inc.	201,200	6,219
Asics Corp.	2,858,000	28,305
Canon, Inc.	1,929,350	75,410
Denso Corp.	1,627,300	48,042
Don Quijote Co. Ltd.	627,600	14,107
Fanuc Ltd.	215,600	20,683
Goldcrest Co. Ltd.	437,930	12,327
Honda Motor Co. Ltd.	1,648,300	55,856
Japan Tobacco, Inc.	20,380	73,826
JFE Holdings, Inc.	783,600	27,431
JSR Corp.	2,355,500	46,525
JTEKT Corp.	2,652,400	30,294
Keyence Corp.	200,100	46,174
Kirin Holdings Co. Ltd.	3,228,000	49,312
Konica Minolta Holdings, Inc.	2,333,000	23,880
Kubota Corp.	2,949,000	26,560
Mazda Motor Corp. (a)	13,652,000	37,053
Misumi Group, Inc.	825,300	14,390
Mitsubishi Corp.	2,042,800	49,492
Mitsubishi UFJ Financial Group, Inc.	20,372,800	104,834
Mitsui & Co. Ltd.	3,594,700	53,042
Mitsui Sumitomo Insurance Group Holdings, Inc.	550,700	13,818
Mizuho Financial Group, Inc.	5,753,000	11,153
NHK Spring Co. Ltd.	1,257,000	10,973
Nichi-iko Pharmaceutical Co. Ltd. (c)	595,800	18,217
Nissan Motor Co. Ltd. (a)	2,998,100	24,370
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Nitori Co. Ltd.	95,350	$ 7,225
Nomura Holdings, Inc.	4,188,300	31,311
NSK Ltd.	4,995,000	36,354
Omron Corp.	4,116,200	82,032
ORIX Corp.	1,108,220	83,482
Rakuten, Inc.	82,574	67,600
Ricoh Co. Ltd.	3,548,000	50,860
Sawai Pharmaceutical Co. Ltd. (c)	160,300	10,584
Shin-Etsu Chemical Co., Ltd.	1,160,100	60,787
SMC Corp.	190,600	23,078
SOFTBANK CORP.	3,098,200	78,974
Sony Corp.	1,270,700	42,378
Sumco Corp.	2,105,600	36,341
Sumitomo Mitsui Financial Group, Inc.	2,014,000	65,482
THK Co. Ltd.	1,760,000	34,919
Tokio Marine Holdings, Inc.	1,837,000	49,654
Tokyo Electron Ltd.	1,411,400	86,307
Toshiba Corp. (a)	9,890,000	54,451
Toyota Motor Corp.	1,894,100	72,850
TOTAL JAPAN		1,896,962
Korea (South) - 1.4%
Kia Motors Corp. (a)	912,890	15,400
NHN Corp. (a)	154,044	22,996
Samsung Electronics Co. Ltd.	92,093	62,301
Shinhan Financial Group Co. Ltd. (a)	1,073,070	37,561
TOTAL KOREA (SOUTH)		138,258
Luxembourg - 0.9%
ArcelorMittal SA (NY Shares) Class A (c)	1,738,100	67,230
Millicom International Cellular SA	282,400	20,141
TOTAL LUXEMBOURG		87,371
Netherlands - 3.9%
Akzo Nobel NV	361,986	21,547
ASML Holding NV (Netherlands)	1,450,700	45,559
Gemalto NV (a)(c)	851,198	33,790
ING Groep NV (Certificaten Van Aandelen) unit (a)	2,749,300	25,745
James Hardie Industries NV unit (a)	5,823,130	38,618
Koninklijke Philips Electronics NV	3,250,500	98,156
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
Randstad Holdings NV (a)	2,088,334	$ 100,221
Royal DSM NV	280,000	13,050
TOTAL NETHERLANDS		376,686
Netherlands Antilles - 0.2%
Schlumberger Ltd.	300,900	19,095
Nigeria - 0.0%
Guaranty Trust Bank PLC GDR (Reg. S)	513,700	3,877
Norway - 0.9%
Aker Solutions ASA	1,426,600	19,038
DnB NOR ASA (a)	3,698,155	41,761
Pronova BioPharma ASA (a)	4,726,590	13,907
Sevan Marine ASA (a)	6,990,000	10,061
TOTAL NORWAY		84,767
Singapore - 0.3%
Keppel Corp. Ltd.	4,295,000	25,564
South Africa - 0.8%
African Rainbow Minerals Ltd.	1,243,800	27,413
AngloGold Ashanti Ltd. sponsored ADR	738,400	26,353
Naspers Ltd. Class N	563,100	19,946
TOTAL SOUTH AFRICA		73,712
Spain - 2.8%
Banco Bilbao Vizcaya Argentaria SA	2,777,937	42,344
Banco Santander SA	5,729,217	81,243
NH Hoteles SA (a)	1,468,400	7,245
Telefonica SA	5,658,472	135,547
TOTAL SPAIN		266,379
Sweden - 1.1%
Elekta AB (B Shares) (c)	2,525,000	59,233
Intrum Justitia AB	1,050,299	12,786
Modern Times Group MTG AB (B Shares)	632,500	29,004
Skandinaviska Enskilda Banken AB (A Shares) (a)	1,603,800	9,498
TOTAL SWEDEN		110,521
Switzerland - 8.1%
Actelion Ltd. (Reg.) (a)	651,115	34,447
Adecco SA (Reg.)	510,576	27,509
BB BIOTECH AG	354,261	24,341
Nestle SA (Reg.)	3,291,221	156,002
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Nobel Biocare Holding AG (Switzerland)	1,386,210	$ 40,772
Novartis AG (Reg.)	1,988,514	106,410
Partners Group Holding	176,756	21,931
Roche Holding AG (participation certificate)	815,749	136,853
Sonova Holding AG Class B	552,577	68,389
Swiss Reinsurance Co. (Reg.)	886,145	38,306
Syngenta AG (Switzerland)	54,269	13,887
The Swatch Group AG (Bearer)	79,320	20,734
UBS AG (For. Reg.) (a)	4,230,312	55,169
Zurich Financial Services AG (Reg.)	169,125	35,956
TOTAL SWITZERLAND		780,706
Taiwan - 0.7%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,828,200	24,523
MediaTek, Inc.	2,417,000	39,319
TOTAL TAIWAN		63,842
Thailand - 0.3%
Bangkok Bank Ltd. PCL (For. Reg.)	7,297,800	24,736
United Kingdom - 20.9%
Aberdeen Asset Management PLC	18,989,676	37,370
Aegis Group PLC	7,593,391	14,445
Anglo American PLC (United Kingdom) (a)	1,394,300	51,157
Babcock International Group PLC	2,715,100	24,244
Barclays PLC	20,015,493	85,544
BG Group PLC	5,025,900	92,392
BG Group PLC sponsored ADR (c)	207,400	19,085
BHP Billiton PLC	4,416,967	129,569
BP PLC	17,472,100	163,010
British Land Co. PLC	2,304,267	15,989
Carphone Warehouse Group PLC	16,777,953	50,911
Cookson Group PLC (a)	1,543,760	10,465
Hays PLC	8,621,981	15,155
HSBC Holdings PLC (United Kingdom) (Reg.)	20,381,914	218,195
IG Group Holdings PLC	5,301,405	34,067
Imperial Tobacco Group PLC	2,344,206	75,593
InterContinental Hotel Group PLC	2,118,900	30,302
International Personal Finance PLC	9,709,188	33,973
Johnson Matthey PLC	1,048,300	24,370
Kesa Electricals PLC	6,483,219	13,286
Lloyds TSB Group PLC	41,940,164	33,716
Man Group PLC	10,705,397	40,121
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Misys PLC (a)	2,252,137	$ 7,692
Mothercare PLC	589,700	6,031
National Grid PLC	1,822,400	18,303
Prudential PLC	5,043,807	46,193
Reckitt Benckiser Group PLC	1,661,131	86,110
Rio Tinto PLC (Reg.)	2,940,544	143,392
Royal Dutch Shell PLC Class B	5,305,272	141,123
Schroders PLC	1,580,800	31,239
Segro PLC	4,129,500	20,511
Serco Group PLC	5,343,457	42,473
SSL International PLC	4,962,409	61,491
Standard Chartered PLC (United Kingdom)	1,815,710	41,821
Taylor Wimpey PLC (a)	44,868,072	27,560
Ultra Electronics Holdings PLC	614,667	12,433
Unilever PLC	1,444,400	43,921
Vodafone Group PLC	8,963,743	19,150
Wolseley PLC (a)	1,433,164	31,530
Xstrata PLC (a)	1,889,800	30,664
TOTAL UNITED KINGDOM		2,024,596
United States of America - 1.9%
AsiaInfo Holdings, Inc. (a)	502,800	12,017
Central European Distribution Corp. (a)	1,260,400	40,396
Cummins, Inc.	583,700	26,360
Regal-Beloit Corp.	697,800	33,076
Terra Industries, Inc.	768,600	24,288
Union Pacific Corp.	506,200	30,625
Visa, Inc. Class A	187,600	15,389
TOTAL UNITED STATES OF AMERICA		182,151
TOTAL COMMON STOCKS (Cost $9,052,266)		9,478,118
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.3%
ProSiebenSat.1 Media AG	1,951,500	26,265
Italy - 0.4%
Intesa Sanpaolo SpA	15,194,902	44,565
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $76,706)		70,830
Money Market Funds - 3.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (e)	80,771,901	$ 80,772
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(e)	210,274,579	210,275
TOTAL MONEY MARKET FUNDS (Cost $291,047)		291,047
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $9,420,019)		9,839,995
NET OTHER ASSETS - (1.6)%		(153,147)
NET ASSETS - 100%		$ 9,686,848
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 1,243	$ -	$ -	$ -	$ 1,288
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 34
Fidelity Securities Lending Cash Central Fund	876
Total	$ 910
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 2,024,596	$ 19,085	$ 2,005,511	$ -
Japan	1,896,962	1,489,953	407,009	-
France	919,009	-	919,009	-
Switzerland	780,706	-	780,706	-
Germany	674,330	-	674,330	-
Netherlands	376,686	38,618	338,068	-
Australia	275,286	275,286	-	-
Spain	266,379	-	266,379	-
Italy	198,306	-	198,306	-
Other	2,136,688	1,280,474	856,214	-
Money Market Funds	291,047	291,047	-	-
Total Investments in Securities	$ 9,839,995	$ 3,394,463	$ 6,445,532	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $9,564,852,000. Net unrealized appreciation aggregated $275,143,000, of which $1,214,067,000 related to appreciated investment securities and $938,924,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Growth Fund

January 31, 2010

1.863101.102

IGF-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Australia - 4.3%
CSL Ltd.	5,354	$ 147,615
Leighton Holdings Ltd.	6,919	233,712
MAp Group unit	44,815	110,165
OZ Minerals Ltd. (a)	100,235	94,394
QBE Insurance Group Ltd.	4,174	84,595
Woolworths Ltd.	14,808	338,610
Worleyparsons Ltd.	3,454	72,049
TOTAL AUSTRALIA		1,081,140
Austria - 0.4%
Andritz AG	1,800	100,529
Bailiwick of Jersey - 0.4%
Informa PLC	19,932	104,446
Belgium - 3.4%
Anheuser-Busch InBev SA NV	15,203	758,633
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,400	44
Umicore SA	3,693	113,816
TOTAL BELGIUM		872,493
Bermuda - 1.7%
Credicorp Ltd. (NY Shares)	700	52,241
Lazard Ltd. Class A	1,400	53,956
Ports Design Ltd.	65,500	176,743
Seadrill Ltd.	6,100	138,414
TOTAL BERMUDA		421,354
Brazil - 4.4%
Banco ABC Brasil SA	17,000	108,223
BM&F BOVESPA SA	31,200	209,710
BR Malls Participacoes SA (a)	6,000	65,220
Braskem SA Class A sponsored ADR (a)(c)	11,400	158,574
Fibria Celulose SA sponsored ADR (a)(c)	5,803	106,079
Iguatemi Empresa de Shopping Centers SA	2,100	31,728
Itau Unibanco Banco Multiplo SA ADR	4,430	84,879
MRV Engenharia e Participacoes SA	8,000	51,141
Multiplan Empreendimentos Imobiliarios SA	2,900	46,154
Petroleo Brasileiro SA - Petrobras sponsored ADR	3,200	129,824
Vale SA sponsored ADR	4,500	116,055
TOTAL BRAZIL		1,107,587
Canada - 3.0%
Agnico-Eagle Mines Ltd. (Canada)	4,200	212,298
Common Stocks - continued
	Shares	Value
Canada - continued
Fairfax Financial Holdings Ltd. (sub. vtg.)	240	$ 81,431
Goldcorp, Inc.	1,400	47,448
Niko Resources Ltd.	2,400	221,618
Open Text Corp. (a)	2,200	86,679
Petrobank Energy & Resources Ltd. (a)	2,000	98,812
TOTAL CANADA		748,286
Cayman Islands - 0.2%
Wynn Macau Ltd. (c)	44,800	56,895
Denmark - 1.7%
Novo Nordisk AS Series B sponsored ADR (c)	4,700	316,921
William Demant Holding AS (a)	1,500	117,060
TOTAL DENMARK		433,981
Finland - 1.8%
Metso Corp.	3,900	130,885
Nokian Tyres PLC (c)	8,300	200,663
Outotec OYJ	3,800	127,456
TOTAL FINLAND		459,004
France - 2.7%
Alstom SA	353	23,569
Danone	5,252	300,315
GDF Suez	1,365	51,529
Pernod-Ricard SA	918	73,839
Remy Cointreau SA	2,656	133,117
Veolia Environnement sponsored ADR (c)	2,800	91,784
TOTAL FRANCE		674,153
Germany - 3.7%
Aixtron AG	5,400	162,442
Bayer AG	2,687	183,024
Colonia Real Estate AG (a)	8,119	48,199
E.ON AG	3,637	133,493
Linde AG	2,260	247,049
Siemens AG sponsored ADR	1,900	169,309
TOTAL GERMANY		943,516
Hong Kong - 1.2%
Hong Kong Exchanges and Clearing Ltd.	17,100	291,389
Ireland - 0.7%
CRH PLC sponsored ADR (c)	6,900	169,671
Common Stocks - continued
	Shares	Value
Italy - 1.1%
Azimut Holdings SpA	9,800	$ 120,448
Fiat SpA (a)	12,900	161,656
TOTAL ITALY		282,104
Japan - 9.6%
Autobacs Seven Co. Ltd.	3,100	93,924
Daikokutenbussan Co. Ltd.	1,900	57,461
Denso Corp.	8,700	256,846
East Japan Railway Co.	2,700	181,555
Fanuc Ltd.	2,300	220,649
Japan Steel Works Ltd.	9,000	110,867
Keyence Corp.	720	166,142
Kirin Holdings Co. Ltd.	6,000	91,658
Kobayashi Pharmaceutical Co. Ltd.	2,900	115,814
Mitsubishi UFJ Financial Group, Inc.	8,800	45,283
Mitsui Sumitomo Insurance Group Holdings, Inc.	3,800	95,347
Nippon Thompson Co. Ltd.	20,000	113,881
Osaka Securities Exchange Co. Ltd.	24	133,466
Shin-Etsu Chemical Co., Ltd.	5,000	261,992
Shiseido Co. Ltd.	7,000	144,079
SHO-BOND Holdings Co. Ltd.	2,800	47,303
Sumitomo Mitsui Financial Group, Inc.	1,500	48,770
USS Co. Ltd.	1,670	101,380
Yamato Kogyo Co. Ltd.	4,600	145,537
TOTAL JAPAN		2,431,954
Korea (South) - 0.6%
NHN Corp. (a)	1,073	160,177
Luxembourg - 0.5%
ArcelorMittal SA (NY Shares) Class A	3,100	119,908
Mexico - 1.6%
Cemex SA de CV sponsored ADR	13,328	122,484
Desarrolladora Homex SAB de CV sponsored ADR (a)(c)	2,800	85,820
Wal-Mart de Mexico SA de CV Series V	41,900	185,792
TOTAL MEXICO		394,096
Netherlands - 2.7%
Akzo Nobel NV	812	48,334
ASM International NV (NASDAQ) (a)	4,000	91,760
ASML Holding NV (NY Shares)	4,200	131,250
James Hardie Industries NV sponsored ADR (a)	3,100	102,889
Common Stocks - continued
	Shares	Value
Netherlands - continued
Koninklijke KPN NV	11,797	$ 195,334
QIAGEN NV (a)	5,800	126,208
TOTAL NETHERLANDS		695,775
Papua New Guinea - 0.4%
Lihir Gold Ltd. sponsored ADR	3,700	89,725
Peru - 0.3%
Compania de Minas Buenaventura SA sponsored ADR	2,100	66,108
Singapore - 1.6%
CapitaLand Ltd.	24,000	65,877
City Developments Ltd.	10,000	76,231
Singapore Exchange Ltd.	36,000	204,544
Wing Tai Holdings Ltd.	35,000	49,031
TOTAL SINGAPORE		395,683
South Africa - 2.5%
African Rainbow Minerals Ltd.	8,839	194,809
Clicks Group Ltd.	27,142	94,359
JSE Ltd.	12,900	95,617
Mr. Price Group Ltd.	23,500	108,489
MTN Group Ltd.	9,900	142,150
TOTAL SOUTH AFRICA		635,424
Spain - 3.4%
Inditex SA	3,102	195,253
Prosegur Compania de Seguridad SA (Reg.)	2,500	113,212
Telefonica SA sponsored ADR	7,800	558,480
TOTAL SPAIN		866,945
Sweden - 1.4%
H&M Hennes & Mauritz AB (B Shares)	4,958	291,757
Swedish Match Co.	3,600	75,381
TOTAL SWEDEN		367,138
Switzerland - 13.8%
ABB Ltd. sponsored ADR	15,000	270,450
Actelion Ltd. (Reg.) (a)	2,070	109,512
Bank Sarasin & Co. Ltd. Series B (Reg.) (a)	2,594	88,570
Credit Suisse Group sponsored ADR	8,900	384,302
Nestle SA (Reg.)	21,569	1,022,357
Novartis AG sponsored ADR (c)	4,400	235,532
Roche Holding AG (participation certificate)	5,161	865,825
Common Stocks - continued
	Shares	Value
Switzerland - continued
Sonova Holding AG Class B	1,836	$ 227,230
The Swatch Group AG (Bearer)	550	143,769
UBS AG:
(For. Reg.) (a)	4,123	53,770
(NY Shares) (a)	7,400	96,274
TOTAL SWITZERLAND		3,497,591
Turkey - 2.5%
Anadolu Efes Biracilik ve Malt Sanyii AS	10,800	112,549
Asya Katilim Bankasi AS (a)	49,000	129,624
Coca-Cola Icecek AS	15,000	125,255
Turkiye Garanti Bankasi AS	62,500	265,122
TOTAL TURKEY		632,550
United Kingdom - 18.9%
Babcock International Group PLC	22,300	199,126
BAE Systems PLC	25,000	140,206
Bellway PLC	6,200	73,044
BG Group PLC	27,079	497,800
BHP Billiton PLC ADR	14,300	837,694
Bovis Homes Group PLC (a)	6,900	43,612
Cobham PLC	20,200	74,740
GlaxoSmithKline PLC sponsored ADR	4,600	179,446
Great Portland Estates PLC	9,963	44,503
HSBC Holdings PLC (United Kingdom) (Reg.)	13,901	148,813
InterContinental Hotel Group PLC ADR	9,900	141,273
Johnson Matthey PLC	5,024	116,795
Reckitt Benckiser Group PLC	5,745	297,810
Rio Tinto PLC:
(Reg.)	3,435	167,503
sponsored ADR	2,350	455,947
Rolls-Royce Group PLC	16,369	124,720
Serco Group PLC	27,138	215,710
Shaftesbury PLC	17,933	108,581
Standard Chartered PLC (United Kingdom)	16,328	376,083
Tesco PLC	60,353	408,446
Unite Group PLC (a)	19,000	87,036
Victrex PLC	3,600	46,644
TOTAL UNITED KINGDOM		4,785,532
United States of America - 8.2%
Advanced Energy Industries, Inc. (a)	6,400	83,968
Allergan, Inc.	2,000	115,000
Common Stocks - continued
	Shares	Value
United States of America - continued
Autoliv, Inc.	3,700	$ 158,397
Berkshire Hathaway, Inc. Class B (a)	1,700	129,931
Cymer, Inc. (a)	1,500	47,055
ION Geophysical Corp. (a)	10,800	51,300
Juniper Networks, Inc. (a)	11,100	275,613
Mead Johnson Nutrition Co. Class A	2,300	104,029
Mohawk Industries, Inc. (a)	2,200	91,102
Monsanto Co.	1,200	91,056
Philip Morris International, Inc.	2,900	131,979
ResMed, Inc. (a)	2,300	117,622
Union Pacific Corp.	2,200	133,100
Visa, Inc. Class A	6,600	541,398
TOTAL UNITED STATES OF AMERICA		2,071,550
TOTAL COMMON STOCKS (Cost $23,680,499)		24,956,704
Money Market Funds - 5.0%

Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d) (Cost $1,276,600)	1,276,600	1,276,600
Cash Equivalents - 1.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.1%, dated 1/29/10 due 2/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $433,000)	$ 433,000	433,000
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $25,390,099)		26,666,304
NET OTHER ASSETS - (5.4)%		(1,376,083)
NET ASSETS - 100%		$ 25,290,221
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$433,000 due 2/01/10 at 0.10%
BNP Paribas Securities Corp.	$ 64,181
Banc of America Securities LLC	47,026
Bank of America, NA	30,220
Barclays Capital, Inc.	63,310
Citigroup Global Markets, Inc.	47,026
Credit Suisse Securities (USA) LLC	87,184
ING Financial Markets LLC	31,351
J.P. Morgan Securities, Inc.	31,351
Mizuho Securities USA, Inc.	31,351
$ 433,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 2,298
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 4,785,532	$ 1,614,360	$ 3,171,172	$ -
Switzerland	3,497,591	986,558	2,511,033	-
Japan	2,431,954	2,386,671	45,283	-
United States of America	2,071,550	2,071,550	-	-
Brazil	1,107,587	1,107,587	-	-
Australia	1,081,140	1,081,140	-	-
Germany	943,516	169,309	774,207	-
Belgium	872,493	-	872,493	-
Spain	866,945	558,480	308,465	-
Other	7,298,396	4,903,664	2,394,732	-
Money Market Funds	1,276,600	1,276,600	-	-
Cash Equivalents	433,000	-	433,000	-
Total Investments in Securities:	$ 26,666,304	$ 16,155,919	$ 10,510,385	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $25,983,439. Net unrealized appreciation aggregated $682,865, of which $2,364,535 related to appreciated investment securities and $1,681,670 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor
International Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity ®
International Growth Fund

1.863093.102

AIGF-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Australia - 4.3%
CSL Ltd.	5,354	$ 147,615
Leighton Holdings Ltd.	6,919	233,712
MAp Group unit	44,815	110,165
OZ Minerals Ltd. (a)	100,235	94,394
QBE Insurance Group Ltd.	4,174	84,595
Woolworths Ltd.	14,808	338,610
Worleyparsons Ltd.	3,454	72,049
TOTAL AUSTRALIA		1,081,140
Austria - 0.4%
Andritz AG	1,800	100,529
Bailiwick of Jersey - 0.4%
Informa PLC	19,932	104,446
Belgium - 3.4%
Anheuser-Busch InBev SA NV	15,203	758,633
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,400	44
Umicore SA	3,693	113,816
TOTAL BELGIUM		872,493
Bermuda - 1.7%
Credicorp Ltd. (NY Shares)	700	52,241
Lazard Ltd. Class A	1,400	53,956
Ports Design Ltd.	65,500	176,743
Seadrill Ltd.	6,100	138,414
TOTAL BERMUDA		421,354
Brazil - 4.4%
Banco ABC Brasil SA	17,000	108,223
BM&F BOVESPA SA	31,200	209,710
BR Malls Participacoes SA (a)	6,000	65,220
Braskem SA Class A sponsored ADR (a)(c)	11,400	158,574
Fibria Celulose SA sponsored ADR (a)(c)	5,803	106,079
Iguatemi Empresa de Shopping Centers SA	2,100	31,728
Itau Unibanco Banco Multiplo SA ADR	4,430	84,879
MRV Engenharia e Participacoes SA	8,000	51,141
Multiplan Empreendimentos Imobiliarios SA	2,900	46,154
Petroleo Brasileiro SA - Petrobras sponsored ADR	3,200	129,824
Vale SA sponsored ADR	4,500	116,055
TOTAL BRAZIL		1,107,587
Canada - 3.0%
Agnico-Eagle Mines Ltd. (Canada)	4,200	212,298
Common Stocks - continued
	Shares	Value
Canada - continued
Fairfax Financial Holdings Ltd. (sub. vtg.)	240	$ 81,431
Goldcorp, Inc.	1,400	47,448
Niko Resources Ltd.	2,400	221,618
Open Text Corp. (a)	2,200	86,679
Petrobank Energy & Resources Ltd. (a)	2,000	98,812
TOTAL CANADA		748,286
Cayman Islands - 0.2%
Wynn Macau Ltd. (c)	44,800	56,895
Denmark - 1.7%
Novo Nordisk AS Series B sponsored ADR (c)	4,700	316,921
William Demant Holding AS (a)	1,500	117,060
TOTAL DENMARK		433,981
Finland - 1.8%
Metso Corp.	3,900	130,885
Nokian Tyres PLC (c)	8,300	200,663
Outotec OYJ	3,800	127,456
TOTAL FINLAND		459,004
France - 2.7%
Alstom SA	353	23,569
Danone	5,252	300,315
GDF Suez	1,365	51,529
Pernod-Ricard SA	918	73,839
Remy Cointreau SA	2,656	133,117
Veolia Environnement sponsored ADR (c)	2,800	91,784
TOTAL FRANCE		674,153
Germany - 3.7%
Aixtron AG	5,400	162,442
Bayer AG	2,687	183,024
Colonia Real Estate AG (a)	8,119	48,199
E.ON AG	3,637	133,493
Linde AG	2,260	247,049
Siemens AG sponsored ADR	1,900	169,309
TOTAL GERMANY		943,516
Hong Kong - 1.2%
Hong Kong Exchanges and Clearing Ltd.	17,100	291,389
Ireland - 0.7%
CRH PLC sponsored ADR (c)	6,900	169,671
Common Stocks - continued
	Shares	Value
Italy - 1.1%
Azimut Holdings SpA	9,800	$ 120,448
Fiat SpA (a)	12,900	161,656
TOTAL ITALY		282,104
Japan - 9.6%
Autobacs Seven Co. Ltd.	3,100	93,924
Daikokutenbussan Co. Ltd.	1,900	57,461
Denso Corp.	8,700	256,846
East Japan Railway Co.	2,700	181,555
Fanuc Ltd.	2,300	220,649
Japan Steel Works Ltd.	9,000	110,867
Keyence Corp.	720	166,142
Kirin Holdings Co. Ltd.	6,000	91,658
Kobayashi Pharmaceutical Co. Ltd.	2,900	115,814
Mitsubishi UFJ Financial Group, Inc.	8,800	45,283
Mitsui Sumitomo Insurance Group Holdings, Inc.	3,800	95,347
Nippon Thompson Co. Ltd.	20,000	113,881
Osaka Securities Exchange Co. Ltd.	24	133,466
Shin-Etsu Chemical Co., Ltd.	5,000	261,992
Shiseido Co. Ltd.	7,000	144,079
SHO-BOND Holdings Co. Ltd.	2,800	47,303
Sumitomo Mitsui Financial Group, Inc.	1,500	48,770
USS Co. Ltd.	1,670	101,380
Yamato Kogyo Co. Ltd.	4,600	145,537
TOTAL JAPAN		2,431,954
Korea (South) - 0.6%
NHN Corp. (a)	1,073	160,177
Luxembourg - 0.5%
ArcelorMittal SA (NY Shares) Class A	3,100	119,908
Mexico - 1.6%
Cemex SA de CV sponsored ADR	13,328	122,484
Desarrolladora Homex SAB de CV sponsored ADR (a)(c)	2,800	85,820
Wal-Mart de Mexico SA de CV Series V	41,900	185,792
TOTAL MEXICO		394,096
Netherlands - 2.7%
Akzo Nobel NV	812	48,334
ASM International NV (NASDAQ) (a)	4,000	91,760
ASML Holding NV (NY Shares)	4,200	131,250
James Hardie Industries NV sponsored ADR (a)	3,100	102,889
Common Stocks - continued
	Shares	Value
Netherlands - continued
Koninklijke KPN NV	11,797	$ 195,334
QIAGEN NV (a)	5,800	126,208
TOTAL NETHERLANDS		695,775
Papua New Guinea - 0.4%
Lihir Gold Ltd. sponsored ADR	3,700	89,725
Peru - 0.3%
Compania de Minas Buenaventura SA sponsored ADR	2,100	66,108
Singapore - 1.6%
CapitaLand Ltd.	24,000	65,877
City Developments Ltd.	10,000	76,231
Singapore Exchange Ltd.	36,000	204,544
Wing Tai Holdings Ltd.	35,000	49,031
TOTAL SINGAPORE		395,683
South Africa - 2.5%
African Rainbow Minerals Ltd.	8,839	194,809
Clicks Group Ltd.	27,142	94,359
JSE Ltd.	12,900	95,617
Mr. Price Group Ltd.	23,500	108,489
MTN Group Ltd.	9,900	142,150
TOTAL SOUTH AFRICA		635,424
Spain - 3.4%
Inditex SA	3,102	195,253
Prosegur Compania de Seguridad SA (Reg.)	2,500	113,212
Telefonica SA sponsored ADR	7,800	558,480
TOTAL SPAIN		866,945
Sweden - 1.4%
H&M Hennes & Mauritz AB (B Shares)	4,958	291,757
Swedish Match Co.	3,600	75,381
TOTAL SWEDEN		367,138
Switzerland - 13.8%
ABB Ltd. sponsored ADR	15,000	270,450
Actelion Ltd. (Reg.) (a)	2,070	109,512
Bank Sarasin & Co. Ltd. Series B (Reg.) (a)	2,594	88,570
Credit Suisse Group sponsored ADR	8,900	384,302
Nestle SA (Reg.)	21,569	1,022,357
Novartis AG sponsored ADR (c)	4,400	235,532
Roche Holding AG (participation certificate)	5,161	865,825
Common Stocks - continued
	Shares	Value
Switzerland - continued
Sonova Holding AG Class B	1,836	$ 227,230
The Swatch Group AG (Bearer)	550	143,769
UBS AG:
(For. Reg.) (a)	4,123	53,770
(NY Shares) (a)	7,400	96,274
TOTAL SWITZERLAND		3,497,591
Turkey - 2.5%
Anadolu Efes Biracilik ve Malt Sanyii AS	10,800	112,549
Asya Katilim Bankasi AS (a)	49,000	129,624
Coca-Cola Icecek AS	15,000	125,255
Turkiye Garanti Bankasi AS	62,500	265,122
TOTAL TURKEY		632,550
United Kingdom - 18.9%
Babcock International Group PLC	22,300	199,126
BAE Systems PLC	25,000	140,206
Bellway PLC	6,200	73,044
BG Group PLC	27,079	497,800
BHP Billiton PLC ADR	14,300	837,694
Bovis Homes Group PLC (a)	6,900	43,612
Cobham PLC	20,200	74,740
GlaxoSmithKline PLC sponsored ADR	4,600	179,446
Great Portland Estates PLC	9,963	44,503
HSBC Holdings PLC (United Kingdom) (Reg.)	13,901	148,813
InterContinental Hotel Group PLC ADR	9,900	141,273
Johnson Matthey PLC	5,024	116,795
Reckitt Benckiser Group PLC	5,745	297,810
Rio Tinto PLC:
(Reg.)	3,435	167,503
sponsored ADR	2,350	455,947
Rolls-Royce Group PLC	16,369	124,720
Serco Group PLC	27,138	215,710
Shaftesbury PLC	17,933	108,581
Standard Chartered PLC (United Kingdom)	16,328	376,083
Tesco PLC	60,353	408,446
Unite Group PLC (a)	19,000	87,036
Victrex PLC	3,600	46,644
TOTAL UNITED KINGDOM		4,785,532
United States of America - 8.2%
Advanced Energy Industries, Inc. (a)	6,400	83,968
Allergan, Inc.	2,000	115,000
Common Stocks - continued
	Shares	Value
United States of America - continued
Autoliv, Inc.	3,700	$ 158,397
Berkshire Hathaway, Inc. Class B (a)	1,700	129,931
Cymer, Inc. (a)	1,500	47,055
ION Geophysical Corp. (a)	10,800	51,300
Juniper Networks, Inc. (a)	11,100	275,613
Mead Johnson Nutrition Co. Class A	2,300	104,029
Mohawk Industries, Inc. (a)	2,200	91,102
Monsanto Co.	1,200	91,056
Philip Morris International, Inc.	2,900	131,979
ResMed, Inc. (a)	2,300	117,622
Union Pacific Corp.	2,200	133,100
Visa, Inc. Class A	6,600	541,398
TOTAL UNITED STATES OF AMERICA		2,071,550
TOTAL COMMON STOCKS (Cost $23,680,499)		24,956,704
Money Market Funds - 5.0%

Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d) (Cost $1,276,600)	1,276,600	1,276,600
Cash Equivalents - 1.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.1%, dated 1/29/10 due 2/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $433,000)	$ 433,000	433,000
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $25,390,099)		26,666,304
NET OTHER ASSETS - (5.4)%		(1,376,083)
NET ASSETS - 100%		$ 25,290,221
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$433,000 due 2/01/10 at 0.10%
BNP Paribas Securities Corp.	$ 64,181
Banc of America Securities LLC	47,026
Bank of America, NA	30,220
Barclays Capital, Inc.	63,310
Citigroup Global Markets, Inc.	47,026
Credit Suisse Securities (USA) LLC	87,184
ING Financial Markets LLC	31,351
J.P. Morgan Securities, Inc.	31,351
Mizuho Securities USA, Inc.	31,351
$ 433,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 2,298
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 4,785,532	$ 1,614,360	$ 3,171,172	$ -
Switzerland	3,497,591	986,558	2,511,033	-
Japan	2,431,954	2,386,671	45,283	-
United States of America	2,071,550	2,071,550	-	-
Brazil	1,107,587	1,107,587	-	-
Australia	1,081,140	1,081,140	-	-
Germany	943,516	169,309	774,207	-
Belgium	872,493	-	872,493	-
Spain	866,945	558,480	308,465	-
Other	7,298,396	4,903,664	2,394,732	-
Money Market Funds	1,276,600	1,276,600	-	-
Cash Equivalents	433,000	-	433,000	-
Total Investments in Securities:	$ 26,666,304	$ 16,155,919	$ 10,510,385	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $25,983,439. Net unrealized appreciation aggregated $682,865, of which $2,364,535 related to appreciated investment securities and $1,681,670 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Small Cap Fund

January 31, 2010

1.813082.105

ISC-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
Australia - 9.2%
Allied Gold Ltd. (a)	12,900,640	$ 3,479,254
Allied Gold Ltd. (United Kingdom) (a)	5,115,200	1,431,155
Aristocrat Leisure Ltd.	258,059	905,909
Austal Ltd.	1,095,023	2,333,541
Australian Worldwide Exploration Ltd.	783,251	1,814,585
BlueScope Steel Ltd.	733,875	1,700,194
carsales.com Ltd.	141,494	564,273
Centamin Egypt Ltd. (a)	2,368,514	4,042,902
Charter Hall Group unit	1,834,707	1,070,744
Coal of Africa Ltd. (a)	2,661,019	5,029,093
David Jones Ltd.	228,220	960,585
Downer Edi Ltd.	542,143	3,983,730
DUET Group	524,820	837,650
Energy Resources of Australia Ltd.	86,246	1,597,710
Goodman Group unit	11,859,128	6,134,564
Incitec Pivot Ltd.	229,712	684,524
Iress Market Technology Ltd. (c)	167,080	1,159,763
JB Hi-Fi Ltd.	89,504	1,596,333
Lynas Corp. Ltd. (a)	658,365	323,098
MacArthur Coal Ltd.	123,950	1,035,746
MAp Group unit	463,775	1,140,059
Mineral Deposits Ltd. (a)	5,680,000	4,568,222
Mineral Resources Ltd.	178,103	1,053,592
Monto Minerals Ltd. (a)	273,551	2,903
Navitas Ltd.	1,322,105	5,237,440
Paladin Energy Ltd. (a)	183,529	590,719
Ramsay Health Care Ltd.	314,643	3,191,219
SAI Global Ltd.	1,368,244	4,706,393
SEEK Ltd.	1,109,183	6,365,360
Tianshan Goldfields Ltd. (a)	944,712	104,420
Wotif.com Holdings Ltd.	220,716	1,299,820
TOTAL AUSTRALIA		68,945,500
Bailiwick of Guernsey - 0.3%
Stobart Group Ltd.	1,196,500	2,429,021
Bailiwick of Jersey - 0.3%
ACP Capital Ltd.	532,925	160,719
Camco International Ltd. (a)	893,402	226,969
Renewable Energy Generation Ltd.	1,646,700	1,651,628
TOTAL BAILIWICK OF JERSEY		2,039,316
Common Stocks - continued
	Shares	Value
Belgium - 0.4%
Barco NV (a)	24,300	$ 995,672
EVS Broadcast Equipment SA	7,700	495,791
Hansen Transmissions International NV (a)	1,314,300	1,864,474
TOTAL BELGIUM		3,355,937
Bermuda - 2.2%
Aquarius Platinum Ltd. (Australia) (a)	445,017	2,628,622
China Animal Healthcare Ltd.	2,911,000	517,511
China LotSynergy Holdings Ltd. (a)	6,120,000	299,538
China Water Affairs Group Ltd.	1,134,000	460,088
Luk Fook Holdings International Ltd.	896,000	722,436
Mingyuan Medicare Development Co. Ltd. (a)	1,640,000	261,929
Noble Group Ltd.	463,000	948,224
Oakley Capital Investments Ltd. (a)	1,210,200	1,932,344
Peace Mark Holdings Ltd. (a)	788,000	1
Seadrill Ltd.	114,300	2,593,558
Vtech Holdings Ltd.	617,000	6,115,206
Zambezi Resources Ltd. CDI (a)	2,184,593	9,659
TOTAL BERMUDA		16,489,116
British Virgin Islands - 0.9%
Albidon Ltd. unit (a)	1,469,000	44,145
Kalahari Energy (a)(h)	1,451,000	253,925
Playtech Ltd. (c)	788,407	6,469,607
TOTAL BRITISH VIRGIN ISLANDS		6,767,677
Canada - 1.9%
AirSea Lines (a)(h)	1,893,338	26
AirSea Lines warrants 8/4/11 (a)(h)	1,862,300	26
Equinox Minerals Ltd. unit (a)	517,196	1,705,843
European Goldfields Ltd. (a)	827,700	4,203,134
Pacific Rubiales Energy Corp. (a)	202,900	2,709,634
Platmin Ltd. (a)	3,524,100	4,526,105
Rock Well Petroleum, Inc. (a)(h)	770,400	7
SouthGobi Energy Resources Ltd.	24,000	346,216
Starfield Resources, Inc. (a)	4,328,075	384,520
TOTAL CANADA		13,875,511
Cayman Islands - 2.5%
Ajisen (China) Holdings Ltd.	205,000	188,261
Bosideng International Holdings Ltd.	2,152,000	426,855
China Dongxiang Group Co. Ltd.	1,163,000	754,966
China High Precision Automation Group Ltd. (a)	504,000	369,369
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
China Shineway Pharmaceutical Group Ltd.	367,000	$ 642,869
CNinsure, Inc. ADR	12,300	228,903
Ctrip.com International Ltd. sponsored ADR (a)	31,600	988,764
Daphne International Holdings Ltd.	2,616,000	1,987,957
Eagle Nice (International) Holdings Ltd.	4,832,000	1,972,893
Hengdeli Holdings Ltd.	740,000	245,906
JA Solar Holdings Co. Ltd. ADR (a)	93,089	400,283
Kingboard Chemical Holdings Ltd.	212,000	909,279
Kingboard Chemical Holdings Ltd. rights (a)	14,058	0
Kingboard Laminates Holdings Ltd.	1,073,500	760,470
Kingdee International Software Group Co. Ltd.	2,774,000	686,001
Marwyn Value Investors II Ltd. (a)	1,846,800	1,802,782
Orchid Developments Group Ltd. (a)	1,211,000	701,593
Pacific Textile Holdings Ltd.	610,000	432,911
Perfect World Co. Ltd. sponsored ADR Class B (a)	11,000	410,190
Regent Pacific Group Ltd.	8,780,000	243,137
Wasion Group Holdings Ltd.	430,000	297,967
Wuxi Pharmatech Cayman, Inc. sponsored ADR (a)	24,400	366,976
Xingda International Holdings Ltd.	3,325,000	1,550,306
Xinyi Glass Holdings Co. Ltd.	1,260,000	1,002,943
Yip's Chemical Holdings Ltd.	2,112,000	1,683,844
TOTAL CAYMAN ISLANDS		19,055,425
China - 1.1%
51job, Inc. sponsored ADR (a)	37,000	591,630
Baidu.com, Inc. sponsored ADR (a)	1,700	699,907
Dalian Port (PDA) Co. Ltd. (H Shares)	1,734,000	699,054
Global Bio-Chem Technology Group Co. Ltd.	1,482,000	414,214
Minth Group Ltd.	1,586,000	2,008,047
Shenzhou International Group Holdings Ltd.	1,219,000	1,544,956
Weiqiao Textile Co. Ltd. (H Shares)	2,766,500	1,856,460
Zhejiang Expressway Co. Ltd. (H Shares)	252,000	220,063
TOTAL CHINA		8,034,331
Cyprus - 0.9%
Buried Hill Energy (Cyprus) PCL (a)(h)	1,947,000	4,380,750
Mirland Development Corp. PLC (a)	758,000	2,193,517
TOTAL CYPRUS		6,574,267
Common Stocks - continued
	Shares	Value
Denmark - 1.0%
DSV de Sammensluttede Vognmaend AS (a)	239,000	$ 4,240,293
Vestas Wind Systems AS (a)	61,909	3,256,077
TOTAL DENMARK		7,496,370
Finland - 1.0%
Nokian Tyres PLC (c)	190,740	4,611,373
Talvivaara Mining Co. PLC (a)(c)	460,800	2,582,089
TOTAL FINLAND		7,193,462
France - 7.1%
Altamir Amboise (a)	532,800	4,182,922
April Group	72,100	2,209,200
Audika SA	85,200	3,121,410
Delachaux SA	59,387	3,140,190
Devoteam SA	40,400	1,040,576
Faiveley SA	48,223	3,866,429
Iliad Group SA	44,967	4,983,721
Ipsos SA	71,200	2,235,807
Laurent-Perrier Group	14,360	1,232,151
LeGuide.com SA (a)	82,800	2,043,635
Maisons France Confort (c)	87,444	3,195,853
Meetic (a)	189,000	5,278,221
Nexity	79,800	2,901,969
Sartorius Stedim Biotech	53,500	2,264,297
SeLoger.com (a)	188,800	6,580,415
Sopra Group SA	29,300	2,166,488
SR Teleperformance SA	93,500	3,051,739
TOTAL FRANCE		53,495,023
Germany - 8.6%
CENTROTEC Sustainable AG (a)	29,966	502,080
CTS Eventim AG	111,318	5,308,038
Delticom AG	136,500	5,478,033
Drillisch AG (a)	663,300	4,278,318
ElringKlinger AG	183,200	4,072,086
Freenet AG (a)	154,200	1,952,893
GEA Group AG	146,680	2,988,726
GFK AG	5,996	221,233
HeidelbergCement AG	129,366	7,795,611
KROMI Logistik AG (a)	114,200	1,165,032
Lanxess AG	117,550	4,448,072
Pfleiderer AG (a)	211,600	1,873,765
Rational AG	18,820	3,057,420
Common Stocks - continued
	Shares	Value
Germany - continued
SMA Solar Technology AG	30,100	$ 3,522,402
Software AG (Bearer)	72,800	8,275,756
STRATEC Biomedical Systems AG	78,110	2,725,001
United Internet AG (a)	221,090	3,243,217
Wacker Chemie AG	24,700	3,230,532
TOTAL GERMANY		64,138,215
Greece - 0.3%
Babis Vovos International Technical SA (a)	149,200	808,595
Jumbo SA	145,300	1,525,390
TOTAL GREECE		2,333,985
Hong Kong - 1.6%
Dah Sing Financial Holdings Ltd. (a)	110,800	537,306
Galaxy Entertainment Group Ltd. (a)	2,253,000	856,053
I.T Ltd. (a)	2,280,000	384,701
Inspur International Ltd. (c)	4,210,000	601,897
REXCAPITAL Financial Holdings Ltd.	12,125,000	1,452,386
Sa Sa International Holdings Ltd.	1,336,000	863,828
Shun Tak Holdings Ltd.	1,690,000	983,881
Singamas Container Holdings Ltd. (a)	6,148,000	958,157
Techtronic Industries Co. Ltd.	3,510,000	2,911,456
Texwinca Holdings Ltd.	2,148,000	1,897,910
Tian An China Investments Co. Ltd.	669,000	419,636
TOTAL HONG KONG		11,867,211
India - 0.2%
Educomp Solutions Ltd.	28,796	439,791
Geodesic Ltd.	256,340	717,474
TOTAL INDIA		1,157,265
Indonesia - 0.2%
PT Ciputra Development Tbk (a)	14,603,500	1,062,074
PT Kalbe Farma Tbk	4,207,500	693,001
TOTAL INDONESIA		1,755,075
Ireland - 0.2%
Petroceltic International PLC (a)	8,825,100	1,681,474
Vimio PLC (a)	867,300	14
TOTAL IRELAND		1,681,488
Isle of Man - 0.9%
Exillon Energy PLC	1,317,000	3,762,761
Common Stocks - continued
	Shares	Value
Isle of Man - continued
IBS Group Holding Ltd. GDR (Reg. S) (a)	317,700	$ 3,087,986
Nviro Cleantech PLC (a)	217,500	212,382
TOTAL ISLE OF MAN		7,063,129
Italy - 0.7%
Seldovia Native Association, Inc. (SNAI) (a)	300,990	1,181,353
Tod's SpA (c)	58,003	3,814,917
TOTAL ITALY		4,996,270
Japan - 24.6%
ABC-Mart, Inc.	60,600	1,872,981
Aioi Insurance Co. Ltd.	263,000	1,252,797
Air Water, Inc.	239,000	2,734,984
Airport Facilities Co. Ltd.	168,800	895,704
Alpine Electronics, Inc. (a)	32,000	368,672
Aozora Bank Ltd. (a)	1,239,000	1,578,431
ARCS Co. Ltd.	116,000	1,581,877
Arnest One Corp.	44,100	465,085
Asahi Intecc Co. Ltd.	140,300	2,514,738
ASKUL Corp.	96,000	1,757,926
Bank of Kyoto Ltd.	184,000	1,524,670
Benesse Corp.	22,500	947,158
Central Glass Co. Ltd.	550,000	2,272,626
Chiba Bank Ltd.	308,000	1,862,944
Chiyoda Corp.	310,000	2,833,167
Create SD Holdings Co. Ltd.	48,200	839,375
Credit Saison Co. Ltd.	166,100	2,068,200
Culture Convenience Club Co. Ltd. (c)	307,100	1,476,475
Dai-ichi Seiko Co. Ltd.	24,100	1,069,242
Daicel Chemical Industries Ltd.	470,000	2,832,392
Daihen Corp.	481,000	1,955,544
Daiseki Co. Ltd. (c)	61,030	1,285,910
Don Quijote Co. Ltd.	80,100	1,800,409
eAccess Ltd.	1,489	1,055,677
Ebara Corp. (a)	253,000	1,065,027
EPS Co. Ltd.	260	973,524
Exedy Corp.	110,500	2,449,435
Ferrotec Corp.	145,900	1,697,075
FOI Corp.	65,600	590,814
FreeBit Co., Ltd.	195	960,203
Fuji Oil Co. Ltd.	174,400	2,496,120
Furukawa Electric Co. Ltd.	422,000	2,052,265
Common Stocks - continued
	Shares	Value
Japan - continued
Furuya Metal Co. Ltd.	16,700	$ 1,850,005
GREE, Inc.	39,300	2,289,997
Hitachi Transport System Ltd.	123,900	1,645,686
Hoshizaki Electric Co. Ltd.	67,500	947,408
Ibiden Co. Ltd.	81,000	2,781,655
Inpex Corp.	200	1,462,280
Isetan Mitsukoshi Holdings Ltd.	119,500	1,126,559
Isuzu Motors Ltd. (a)	266,000	565,769
Itochu Corp.	302,000	2,368,627
Japan Communications, Inc. (a)(c)	3,083	402,665
Japan Wind Development Co. Ltd. (c)	276	721,874
JP-Holdings, Inc.	73,700	1,131,585
JTEKT Corp.	141,100	1,611,544
Kakaku.com, Inc.	423	1,560,419
Kandenko Co. Ltd.	193,000	1,231,505
Kansai Paint Co. Ltd.	117,000	951,346
Kenedix Realty Investment Corp.	602	1,707,234
Kenedix, Inc. (a)	2,223	688,793
Kimoto Co. Ltd.	96,500	970,666
KOMERI Co. Ltd.	86,400	2,210,967
Kuraray Co. Ltd.	191,500	2,235,970
Maeda Corp.	210,000	574,609
Marui Group Co. Ltd.	116,000	719,619
Maruwa Ceramic Co. Ltd.	24,000	549,285
McDonald's Holdings Co. (Japan) Ltd.	92,900	1,889,491
Meiko Electronics Co. Ltd. (c)	102,100	2,499,623
Message Co. Ltd.	923	2,053,156
Mitsubishi Materials Corp. (a)	534,000	1,390,163
Mitsubishi UFJ Lease & Finance Co. Ltd.	79,770	2,757,089
Mitsumi Electric Co. Ltd.	64,600	1,127,119
mixi, Inc. (a)(c)	280	1,885,898
Mobilephone Telecommunications International Ltd. (c)	1,269	2,727,218
Nabtesco Corp.	226,000	2,668,838
NGK Insulators Ltd.	92,000	2,007,754
NHK Spring Co. Ltd.	166,000	1,449,075
Nichicon Corp.	230,300	2,625,221
Nihon M&A Center, Inc. (c)	549	2,159,023
Nihon Nohyaku Co. Ltd. (c)	233,000	1,233,787
Nippon Electric Glass Co. Ltd.	67,000	947,070
Nippon Signal Co. Ltd.	259,000	2,484,701
Nissay Dowa General Insurance Co. Ltd.	243,000	1,162,911
Nissin Kogyo Co. Ltd.	60,900	943,825
Common Stocks - continued
	Shares	Value
Japan - continued
NOF Corp.	237,000	$ 968,794
Nomura Real Estate Residential Fund, Inc.	386	1,481,655
NTT Urban Development Co.	1,171	862,651
Otsuka Corp.	29,900	1,636,269
Park24 Co. Ltd.	121,100	1,277,137
Pigeon Corp.	30,500	1,197,768
Point, Inc.	23,550	1,351,379
Risa Partners, Inc. (c)	1,678	1,001,930
Rohto Pharmaceutical Co. Ltd.	224,000	2,727,107
Roland DG Corp.	13,300	179,750
Sankyu, Inc.	289,000	1,379,849
Santen Pharmaceutical Co. Ltd.	65,900	2,074,021
Sega Sammy Holdings, Inc.	80,200	904,438
Sekisui Chemical Co. Ltd.	338,000	2,287,781
Seven Bank Ltd.	711	1,485,483
Shimadzu Corp.	263,000	1,745,176
Shin Nippon Biomedical Laboratories Ltd. (c)	130,200	879,827
Shin-Kobe Electric Machinery Co. Ltd. (c)	224,000	2,275,485
Shizuoka Gas Co. Ltd.	88,000	584,912
SHO-BOND Holdings Co. Ltd.	128,700	2,174,227
SKY Perfect JSAT Holdings, Inc.	1,759	753,133
So-net M3, Inc. (c)	480	1,591,492
SRI Sports Ltd.	1,028	986,206
Stanley Electric Co. Ltd.	113,400	2,173,280
Start Today Co. Ltd.	602	1,136,377
Sumitomo Trust & Banking Co. Ltd.	344,000	1,916,827
Sysmex Corp.	46,700	2,617,724
Taisho Pharmaceutical Co. Ltd.	54,000	942,173
Takata Corp.	95,800	2,114,031
Takeei Corp.	87,100	1,254,348
The Suruga Bank Ltd.	221,000	1,956,120
Tocalo Co. Ltd.	67,000	1,162,313
Tokyo Ohka Kogyo Co. Ltd.	60,700	1,057,055
Toto Ltd.	277,000	1,690,783
Towa Corp. (a)(c)	243,300	1,991,788
Toyo Suisan Kaisha Ltd.	59,000	1,558,170
Toyo Tanso Co. Ltd. (c)	37,000	1,946,937
Toyota Boshoku Corp.	69,800	1,534,873
Ube Industries Ltd.	664,000	1,721,236
Unicharm Petcare Corp.	76,400	2,551,745
Weathernews, Inc. (c)	34,500	402,060
Works Applications Co. Ltd. (c)	2,043	1,262,871
Common Stocks - continued
	Shares	Value
Japan - continued
Yamatake Corp.	118,700	$ 2,607,534
Yamato Kogyo Co. Ltd.	59,000	1,866,667
TOTAL JAPAN		184,720,858
Korea (South) - 0.9%
Daou Technology, Inc.	197,150	1,272,484
Hyosung Corp.	11,929	836,852
Hyundai Industrial Development & Construction Co.	8,810	273,293
Interpark Corp. (a)	98,412	569,803
Jusung Engineering Co. Ltd. (a)	72,738	950,885
KC Tech Co. Ltd.	60,790	242,604
MNTECH Co. Ltd.	38,900	429,649
Power Logics Co. Ltd. (a)	37,687	279,344
SFA Engineering Corp.	11,363	323,565
Sodiff Advanced Materials Co. Ltd.	6,601	472,761
The Basic House Co. Ltd. (a)	118,950	740,037
TK Corp.	17,649	467,533
TOTAL KOREA (SOUTH)		6,858,810
Luxembourg - 0.3%
GlobeOp Financial Services SA	635,085	2,167,298
Malaysia - 0.1%
JobStreet Corp. Bhd	1,289,000	562,445
Netherlands - 3.4%
Brunel International NV	109,900	4,053,924
Gemalto NV (a)	177,502	7,046,388
James Hardie Industries NV unit (a)	216,564	1,436,225
QIAGEN NV (a)	258,700	5,623,828
SMARTRAC NV (a)	96,200	2,258,151
Wavin NV	2,109,000	4,774,386
TOTAL NETHERLANDS		25,192,902
Norway - 2.1%
IMAREX NOS ASA (a)	145,200	1,395,420
Petroleum Geo-Services ASA (a)	200,300	2,492,512
Renewable Energy Corp. AS (a)(c)	711,695	4,127,050
Schibsted ASA (B Shares) (a)	274,200	6,010,650
Sevan Marine ASA (a)	1,000,000	1,439,368
TOTAL NORWAY		15,465,000
Papua New Guinea - 0.0%
Lihir Gold Ltd.	90,006	220,458
Common Stocks - continued
	Shares	Value
Singapore - 1.0%
Goodpack Ltd.	1,410,000	$ 1,233,280
Hyflux Ltd.	440,000	1,035,662
Oceanus Group Ltd. (a)	2,071,000	530,176
Parkway Holdings Ltd. (a)	726,000	1,393,920
Raffles Medical Group Ltd.	1,096,000	1,075,541
Suntec (REIT)	948,000	876,373
Wing Tai Holdings Ltd.	1,023,000	1,433,109
TOTAL SINGAPORE		7,578,061
Spain - 0.9%
EDP Renovaveis SA (a)	332,408	2,864,723
Vueling Airlines SA (a)	229,100	3,702,427
TOTAL SPAIN		6,567,150
Sweden - 1.1%
Countermine Technologies AB warrants 3/1/10 (a)	1,085,197	1
Elekta AB (B Shares)	244,000	5,723,905
Modern Times Group MTG AB (B Shares)	43,900	2,013,104
XCounter AB (a)	1,108,000	136,298
TOTAL SWEDEN		7,873,308
Switzerland - 1.3%
Basilea Pharmaceutica AG (a)	9,770	651,932
Lonza Group AG	37,493	2,666,197
Panalpina Welttransport Holding AG	50,690	3,524,808
VZ Holding AG	42,040	3,160,747
TOTAL SWITZERLAND		10,003,684
United Kingdom - 16.9%
Abcam PLC	255,600	4,455,991
Aberdeen Asset Management PLC	1,914,844	3,768,237
Afren PLC (a)	1,547,867	2,226,208
Antisoma PLC (a)	2,154,900	1,144,191
Asset Realisation Co. PLC (a)	340,000	5
Aurelian Oil & Gas PLC (a)(e)	4,640,000	2,373,379
Avanti Communications Group PLC (a)	640,000	5,015,752
Blinkx PLC (a)	3,186,900	801,041
Bond International Software PLC	583,666	728,300
Borders & Southern Petroleum PLC (a)	698,500	795,493
Cadogan Petroleum PLC (a)	1,406,300	340,425
Centurion Electronics PLC (a)(d)	748,299	12
Ceres Power Holdings PLC (a)(c)	430,000	1,040,360
Common Stocks - continued
	Shares	Value
United Kingdom - continued
China Goldmines PLC (a)	669,353	$ 204,519
Connaught PLC	436,100	2,222,541
Conygar Investment Co. PLC (a)	2,250,800	4,278,826
Corac Group PLC (a)	937,704	350,836
Cove Energy PLC (a)	3,942,100	1,472,460
Craneware PLC	792,600	4,725,441
CSR PLC (a)	827,772	5,910,900
Datacash Group PLC	1,164,880	3,713,346
DTZ Holdings PLC (a)	518,300	663,250
European Nickel PLC (a)	5,837,800	640,945
Evolution Group PLC	1,201,200	2,433,292
Faroe Petroleum PLC (a)	262,500	554,555
GoIndustry-DoveBid PLC (a)	2,258,900	50,196
Hays PLC	1,999,643	3,514,719
Icap PLC	236,300	1,388,466
Ideal Shopping Direct PLC (a)	234,592	523,164
IG Group Holdings PLC	1,113,751	7,157,052
Inchcape PLC (a)	7,501,506	3,184,036
Jubilee Platinum PLC (a)	1,657,843	1,000,430
Keronite PLC (a)(h)	13,620,267	108,857
Max Petroleum PLC (a)(c)	2,509,220	642,212
Michael Page International PLC	249,992	1,537,172
Mothercare PLC	345,900	3,537,768
NCC Group Ltd.	229,815	1,526,460
Northgate PLC	478,700	1,652,740
Pureprofile Media PLC (a)(h)	1,108,572	442,999
Redhall Group PLC (c)	519,600	1,426,111
Regenersis PLC (a)	1,367,300	970,049
Royalblue Group PLC	186,242	3,691,919
Salamander Energy PLC (a)	673,800	2,843,606
SDL PLC (a)	689,062	5,239,353
Serco Group PLC	411,451	3,270,465
SIG PLC (a)	1,419,500	2,582,150
Silverdell PLC (a)	4,958,000	757,453
Sinclair Pharma PLC (a)	2,909,996	1,527,926
SOCO International PLC (a)	73,800	1,693,792
Sphere Medical Holding PLC (a)(h)	420,000	1,141,293
SR Pharma PLC (a)	5,388,700	1,282,991
Sthree PLC	519,709	2,522,627
Synergy Health PLC	273,830	2,692,231
Ted Baker PLC	301,000	2,370,903
Common Stocks - continued
	Shares	Value
United Kingdom - continued
TMO Biotec (a)(h)	1,000,000	$ 399,613
Travis Perkins PLC (a)	239,500	2,797,004
Valiant Petroleum PLC (a)	146,600	1,337,973
Wellstream Holdings PLC	212,900	1,684,461
William Hill PLC	1,255,035	3,980,551
Xchanging PLC	1,427,100	4,328,074
Zenergy Power PLC (a)	858,720	1,742,031
ZincOx Resources PLC (a)	350,800	281,458
TOTAL UNITED KINGDOM		126,690,610
United States of America - 0.6%
CTC Media, Inc. (a)	357,400	4,824,900
Cyberview Technology, Inc. (a)	996,527	16
TyraTech, Inc. (a)	129,600	17,485
XL TechGroup, Inc. (a)	1,329,250	21
TOTAL UNITED STATES OF AMERICA		4,842,422
TOTAL COMMON STOCKS (Cost $724,075,999)		709,486,600
Investment Companies - 0.1%

Bailiwick of Guernsey - 0.1%
Brookwell Ltd. Class A (d) (Cost $2,059,195)	705,464	653,057
Government Obligations - 0.2%
Principal Amount
Germany - 0.2%
German Federal Republic 0.3346% 2/17/10 (b)(f) (Cost $2,078,152)	EUR	1,400,000	1,940,836
Money Market Funds - 8.5%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (g)	35,345,450	$ 35,345,450
Fidelity Securities Lending Cash Central Fund, 0.18% (g)(i)	28,238,002	28,238,002
TOTAL MONEY MARKET FUNDS (Cost $63,583,452)		63,583,452
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $791,796,798)		775,663,945
NET OTHER ASSETS - (3.5)%		(26,184,690)
NET ASSETS - 100%		$ 749,479,255
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
217 EUREX Dow Jones EURO STOXX 50 Index Contracts (EU)	March 2010	$ 8,342,838	$ (118,780)

The face value of futures purchased as a percentage of net assets - 1.1%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing
(b) Principal amount is stated in United States dollars unless otherwise noted.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,663,574.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,727,496 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 1,199,182
AirSea Lines warrants 8/4/11	8/4/06	$ 2
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,141,700
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 1,548,992
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173,341
Rock Well Petroleum, Inc.	4/13/06	$ 1,004,171
Sphere Medical Holding PLC	8/27/08	$ 1,310,083
TMO Biotec	10/27/05	$ 535,065
(i) Investment made with cash collateral received from securities on loan.
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Brookwell Ltd. Class A	$ 1,078,606	$ -	$ 390,464	$ -	$ 653,057
Centurion Electronics PLC	12	-	-	-	12
Total	$ 1,078,618	$ -	$ 390,464	$ -	$ 653,069
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,644
Fidelity Securities Lending Cash Central Fund	171,706
Total	$ 185,350
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 184,720,858	$ 184,720,858	$ -	$ -
United Kingdom	126,690,610	-	124,597,823	2,092,787
Australia	68,945,500	58,442,350	10,503,150	-
Germany	64,138,215	-	64,138,215	-
France	53,495,023	-	53,495,023	-
Netherlands	25,192,902	1,436,225	23,756,677	-
Cayman Islands	19,055,425	16,551,050	2,504,375	-
Bermuda	16,489,116	11,953,554	4,525,902	9,660
Norway	15,465,000	-	15,465,000	-
Canada	13,875,511	9,349,347	4,526,105	59
British Virgin Islands	6,767,677	-	6,469,607	298,070
Cyprus	6,574,267	-	2,193,517	4,380,750
United States of America	4,842,422	4,824,900	17,485	37
Ireland	1,681,488	-	1,681,474	14
Other	101,552,586	38,033,656	63,518,930	-
Investment Companies	653,057	-	653,057	-
Government Obligations	1,940,836	-	1,940,836	-
Money Market Funds	63,583,452	63,583,452	-	-
Total Investments in Securities:	$ 775,663,945	$ 388,895,392	$ 379,987,176	$ 6,781,377
Derivative Instruments:
Liabilities
Futures Contracts	$ (118,780)	$ (118,780)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 8,316,240
Total Realized Gain (Loss)	(2,533,321)
Total Unrealized Gain (Loss)	3,538,370
Cost of Purchases	-
Proceeds of Sales	(1,938,332)
Amortization/Accretion	-
Transfers in/out of Level 3	(601,580)
Ending Balance	$ 6,781,377
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ (350,927)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $805,979,091. Net unrealized depreciation aggregated $30,315,146, of which $105,067,457 related to appreciated investment securities and $135,382,603 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor International
Small Cap Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Small Cap Fund

1.813255.105

AISC-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
Australia - 9.2%
Allied Gold Ltd. (a)	12,900,640	$ 3,479,254
Allied Gold Ltd. (United Kingdom) (a)	5,115,200	1,431,155
Aristocrat Leisure Ltd.	258,059	905,909
Austal Ltd.	1,095,023	2,333,541
Australian Worldwide Exploration Ltd.	783,251	1,814,585
BlueScope Steel Ltd.	733,875	1,700,194
carsales.com Ltd.	141,494	564,273
Centamin Egypt Ltd. (a)	2,368,514	4,042,902
Charter Hall Group unit	1,834,707	1,070,744
Coal of Africa Ltd. (a)	2,661,019	5,029,093
David Jones Ltd.	228,220	960,585
Downer Edi Ltd.	542,143	3,983,730
DUET Group	524,820	837,650
Energy Resources of Australia Ltd.	86,246	1,597,710
Goodman Group unit	11,859,128	6,134,564
Incitec Pivot Ltd.	229,712	684,524
Iress Market Technology Ltd. (c)	167,080	1,159,763
JB Hi-Fi Ltd.	89,504	1,596,333
Lynas Corp. Ltd. (a)	658,365	323,098
MacArthur Coal Ltd.	123,950	1,035,746
MAp Group unit	463,775	1,140,059
Mineral Deposits Ltd. (a)	5,680,000	4,568,222
Mineral Resources Ltd.	178,103	1,053,592
Monto Minerals Ltd. (a)	273,551	2,903
Navitas Ltd.	1,322,105	5,237,440
Paladin Energy Ltd. (a)	183,529	590,719
Ramsay Health Care Ltd.	314,643	3,191,219
SAI Global Ltd.	1,368,244	4,706,393
SEEK Ltd.	1,109,183	6,365,360
Tianshan Goldfields Ltd. (a)	944,712	104,420
Wotif.com Holdings Ltd.	220,716	1,299,820
TOTAL AUSTRALIA		68,945,500
Bailiwick of Guernsey - 0.3%
Stobart Group Ltd.	1,196,500	2,429,021
Bailiwick of Jersey - 0.3%
ACP Capital Ltd.	532,925	160,719
Camco International Ltd. (a)	893,402	226,969
Renewable Energy Generation Ltd.	1,646,700	1,651,628
TOTAL BAILIWICK OF JERSEY		2,039,316
Common Stocks - continued
	Shares	Value
Belgium - 0.4%
Barco NV (a)	24,300	$ 995,672
EVS Broadcast Equipment SA	7,700	495,791
Hansen Transmissions International NV (a)	1,314,300	1,864,474
TOTAL BELGIUM		3,355,937
Bermuda - 2.2%
Aquarius Platinum Ltd. (Australia) (a)	445,017	2,628,622
China Animal Healthcare Ltd.	2,911,000	517,511
China LotSynergy Holdings Ltd. (a)	6,120,000	299,538
China Water Affairs Group Ltd.	1,134,000	460,088
Luk Fook Holdings International Ltd.	896,000	722,436
Mingyuan Medicare Development Co. Ltd. (a)	1,640,000	261,929
Noble Group Ltd.	463,000	948,224
Oakley Capital Investments Ltd. (a)	1,210,200	1,932,344
Peace Mark Holdings Ltd. (a)	788,000	1
Seadrill Ltd.	114,300	2,593,558
Vtech Holdings Ltd.	617,000	6,115,206
Zambezi Resources Ltd. CDI (a)	2,184,593	9,659
TOTAL BERMUDA		16,489,116
British Virgin Islands - 0.9%
Albidon Ltd. unit (a)	1,469,000	44,145
Kalahari Energy (a)(h)	1,451,000	253,925
Playtech Ltd. (c)	788,407	6,469,607
TOTAL BRITISH VIRGIN ISLANDS		6,767,677
Canada - 1.9%
AirSea Lines (a)(h)	1,893,338	26
AirSea Lines warrants 8/4/11 (a)(h)	1,862,300	26
Equinox Minerals Ltd. unit (a)	517,196	1,705,843
European Goldfields Ltd. (a)	827,700	4,203,134
Pacific Rubiales Energy Corp. (a)	202,900	2,709,634
Platmin Ltd. (a)	3,524,100	4,526,105
Rock Well Petroleum, Inc. (a)(h)	770,400	7
SouthGobi Energy Resources Ltd.	24,000	346,216
Starfield Resources, Inc. (a)	4,328,075	384,520
TOTAL CANADA		13,875,511
Cayman Islands - 2.5%
Ajisen (China) Holdings Ltd.	205,000	188,261
Bosideng International Holdings Ltd.	2,152,000	426,855
China Dongxiang Group Co. Ltd.	1,163,000	754,966
China High Precision Automation Group Ltd. (a)	504,000	369,369
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
China Shineway Pharmaceutical Group Ltd.	367,000	$ 642,869
CNinsure, Inc. ADR	12,300	228,903
Ctrip.com International Ltd. sponsored ADR (a)	31,600	988,764
Daphne International Holdings Ltd.	2,616,000	1,987,957
Eagle Nice (International) Holdings Ltd.	4,832,000	1,972,893
Hengdeli Holdings Ltd.	740,000	245,906
JA Solar Holdings Co. Ltd. ADR (a)	93,089	400,283
Kingboard Chemical Holdings Ltd.	212,000	909,279
Kingboard Chemical Holdings Ltd. rights (a)	14,058	0
Kingboard Laminates Holdings Ltd.	1,073,500	760,470
Kingdee International Software Group Co. Ltd.	2,774,000	686,001
Marwyn Value Investors II Ltd. (a)	1,846,800	1,802,782
Orchid Developments Group Ltd. (a)	1,211,000	701,593
Pacific Textile Holdings Ltd.	610,000	432,911
Perfect World Co. Ltd. sponsored ADR Class B (a)	11,000	410,190
Regent Pacific Group Ltd.	8,780,000	243,137
Wasion Group Holdings Ltd.	430,000	297,967
Wuxi Pharmatech Cayman, Inc. sponsored ADR (a)	24,400	366,976
Xingda International Holdings Ltd.	3,325,000	1,550,306
Xinyi Glass Holdings Co. Ltd.	1,260,000	1,002,943
Yip's Chemical Holdings Ltd.	2,112,000	1,683,844
TOTAL CAYMAN ISLANDS		19,055,425
China - 1.1%
51job, Inc. sponsored ADR (a)	37,000	591,630
Baidu.com, Inc. sponsored ADR (a)	1,700	699,907
Dalian Port (PDA) Co. Ltd. (H Shares)	1,734,000	699,054
Global Bio-Chem Technology Group Co. Ltd.	1,482,000	414,214
Minth Group Ltd.	1,586,000	2,008,047
Shenzhou International Group Holdings Ltd.	1,219,000	1,544,956
Weiqiao Textile Co. Ltd. (H Shares)	2,766,500	1,856,460
Zhejiang Expressway Co. Ltd. (H Shares)	252,000	220,063
TOTAL CHINA		8,034,331
Cyprus - 0.9%
Buried Hill Energy (Cyprus) PCL (a)(h)	1,947,000	4,380,750
Mirland Development Corp. PLC (a)	758,000	2,193,517
TOTAL CYPRUS		6,574,267
Common Stocks - continued
	Shares	Value
Denmark - 1.0%
DSV de Sammensluttede Vognmaend AS (a)	239,000	$ 4,240,293
Vestas Wind Systems AS (a)	61,909	3,256,077
TOTAL DENMARK		7,496,370
Finland - 1.0%
Nokian Tyres PLC (c)	190,740	4,611,373
Talvivaara Mining Co. PLC (a)(c)	460,800	2,582,089
TOTAL FINLAND		7,193,462
France - 7.1%
Altamir Amboise (a)	532,800	4,182,922
April Group	72,100	2,209,200
Audika SA	85,200	3,121,410
Delachaux SA	59,387	3,140,190
Devoteam SA	40,400	1,040,576
Faiveley SA	48,223	3,866,429
Iliad Group SA	44,967	4,983,721
Ipsos SA	71,200	2,235,807
Laurent-Perrier Group	14,360	1,232,151
LeGuide.com SA (a)	82,800	2,043,635
Maisons France Confort (c)	87,444	3,195,853
Meetic (a)	189,000	5,278,221
Nexity	79,800	2,901,969
Sartorius Stedim Biotech	53,500	2,264,297
SeLoger.com (a)	188,800	6,580,415
Sopra Group SA	29,300	2,166,488
SR Teleperformance SA	93,500	3,051,739
TOTAL FRANCE		53,495,023
Germany - 8.6%
CENTROTEC Sustainable AG (a)	29,966	502,080
CTS Eventim AG	111,318	5,308,038
Delticom AG	136,500	5,478,033
Drillisch AG (a)	663,300	4,278,318
ElringKlinger AG	183,200	4,072,086
Freenet AG (a)	154,200	1,952,893
GEA Group AG	146,680	2,988,726
GFK AG	5,996	221,233
HeidelbergCement AG	129,366	7,795,611
KROMI Logistik AG (a)	114,200	1,165,032
Lanxess AG	117,550	4,448,072
Pfleiderer AG (a)	211,600	1,873,765
Rational AG	18,820	3,057,420
Common Stocks - continued
	Shares	Value
Germany - continued
SMA Solar Technology AG	30,100	$ 3,522,402
Software AG (Bearer)	72,800	8,275,756
STRATEC Biomedical Systems AG	78,110	2,725,001
United Internet AG (a)	221,090	3,243,217
Wacker Chemie AG	24,700	3,230,532
TOTAL GERMANY		64,138,215
Greece - 0.3%
Babis Vovos International Technical SA (a)	149,200	808,595
Jumbo SA	145,300	1,525,390
TOTAL GREECE		2,333,985
Hong Kong - 1.6%
Dah Sing Financial Holdings Ltd. (a)	110,800	537,306
Galaxy Entertainment Group Ltd. (a)	2,253,000	856,053
I.T Ltd. (a)	2,280,000	384,701
Inspur International Ltd. (c)	4,210,000	601,897
REXCAPITAL Financial Holdings Ltd.	12,125,000	1,452,386
Sa Sa International Holdings Ltd.	1,336,000	863,828
Shun Tak Holdings Ltd.	1,690,000	983,881
Singamas Container Holdings Ltd. (a)	6,148,000	958,157
Techtronic Industries Co. Ltd.	3,510,000	2,911,456
Texwinca Holdings Ltd.	2,148,000	1,897,910
Tian An China Investments Co. Ltd.	669,000	419,636
TOTAL HONG KONG		11,867,211
India - 0.2%
Educomp Solutions Ltd.	28,796	439,791
Geodesic Ltd.	256,340	717,474
TOTAL INDIA		1,157,265
Indonesia - 0.2%
PT Ciputra Development Tbk (a)	14,603,500	1,062,074
PT Kalbe Farma Tbk	4,207,500	693,001
TOTAL INDONESIA		1,755,075
Ireland - 0.2%
Petroceltic International PLC (a)	8,825,100	1,681,474
Vimio PLC (a)	867,300	14
TOTAL IRELAND		1,681,488
Isle of Man - 0.9%
Exillon Energy PLC	1,317,000	3,762,761
Common Stocks - continued
	Shares	Value
Isle of Man - continued
IBS Group Holding Ltd. GDR (Reg. S) (a)	317,700	$ 3,087,986
Nviro Cleantech PLC (a)	217,500	212,382
TOTAL ISLE OF MAN		7,063,129
Italy - 0.7%
Seldovia Native Association, Inc. (SNAI) (a)	300,990	1,181,353
Tod's SpA (c)	58,003	3,814,917
TOTAL ITALY		4,996,270
Japan - 24.6%
ABC-Mart, Inc.	60,600	1,872,981
Aioi Insurance Co. Ltd.	263,000	1,252,797
Air Water, Inc.	239,000	2,734,984
Airport Facilities Co. Ltd.	168,800	895,704
Alpine Electronics, Inc. (a)	32,000	368,672
Aozora Bank Ltd. (a)	1,239,000	1,578,431
ARCS Co. Ltd.	116,000	1,581,877
Arnest One Corp.	44,100	465,085
Asahi Intecc Co. Ltd.	140,300	2,514,738
ASKUL Corp.	96,000	1,757,926
Bank of Kyoto Ltd.	184,000	1,524,670
Benesse Corp.	22,500	947,158
Central Glass Co. Ltd.	550,000	2,272,626
Chiba Bank Ltd.	308,000	1,862,944
Chiyoda Corp.	310,000	2,833,167
Create SD Holdings Co. Ltd.	48,200	839,375
Credit Saison Co. Ltd.	166,100	2,068,200
Culture Convenience Club Co. Ltd. (c)	307,100	1,476,475
Dai-ichi Seiko Co. Ltd.	24,100	1,069,242
Daicel Chemical Industries Ltd.	470,000	2,832,392
Daihen Corp.	481,000	1,955,544
Daiseki Co. Ltd. (c)	61,030	1,285,910
Don Quijote Co. Ltd.	80,100	1,800,409
eAccess Ltd.	1,489	1,055,677
Ebara Corp. (a)	253,000	1,065,027
EPS Co. Ltd.	260	973,524
Exedy Corp.	110,500	2,449,435
Ferrotec Corp.	145,900	1,697,075
FOI Corp.	65,600	590,814
FreeBit Co., Ltd.	195	960,203
Fuji Oil Co. Ltd.	174,400	2,496,120
Furukawa Electric Co. Ltd.	422,000	2,052,265
Common Stocks - continued
	Shares	Value
Japan - continued
Furuya Metal Co. Ltd.	16,700	$ 1,850,005
GREE, Inc.	39,300	2,289,997
Hitachi Transport System Ltd.	123,900	1,645,686
Hoshizaki Electric Co. Ltd.	67,500	947,408
Ibiden Co. Ltd.	81,000	2,781,655
Inpex Corp.	200	1,462,280
Isetan Mitsukoshi Holdings Ltd.	119,500	1,126,559
Isuzu Motors Ltd. (a)	266,000	565,769
Itochu Corp.	302,000	2,368,627
Japan Communications, Inc. (a)(c)	3,083	402,665
Japan Wind Development Co. Ltd. (c)	276	721,874
JP-Holdings, Inc.	73,700	1,131,585
JTEKT Corp.	141,100	1,611,544
Kakaku.com, Inc.	423	1,560,419
Kandenko Co. Ltd.	193,000	1,231,505
Kansai Paint Co. Ltd.	117,000	951,346
Kenedix Realty Investment Corp.	602	1,707,234
Kenedix, Inc. (a)	2,223	688,793
Kimoto Co. Ltd.	96,500	970,666
KOMERI Co. Ltd.	86,400	2,210,967
Kuraray Co. Ltd.	191,500	2,235,970
Maeda Corp.	210,000	574,609
Marui Group Co. Ltd.	116,000	719,619
Maruwa Ceramic Co. Ltd.	24,000	549,285
McDonald's Holdings Co. (Japan) Ltd.	92,900	1,889,491
Meiko Electronics Co. Ltd. (c)	102,100	2,499,623
Message Co. Ltd.	923	2,053,156
Mitsubishi Materials Corp. (a)	534,000	1,390,163
Mitsubishi UFJ Lease & Finance Co. Ltd.	79,770	2,757,089
Mitsumi Electric Co. Ltd.	64,600	1,127,119
mixi, Inc. (a)(c)	280	1,885,898
Mobilephone Telecommunications International Ltd. (c)	1,269	2,727,218
Nabtesco Corp.	226,000	2,668,838
NGK Insulators Ltd.	92,000	2,007,754
NHK Spring Co. Ltd.	166,000	1,449,075
Nichicon Corp.	230,300	2,625,221
Nihon M&A Center, Inc. (c)	549	2,159,023
Nihon Nohyaku Co. Ltd. (c)	233,000	1,233,787
Nippon Electric Glass Co. Ltd.	67,000	947,070
Nippon Signal Co. Ltd.	259,000	2,484,701
Nissay Dowa General Insurance Co. Ltd.	243,000	1,162,911
Nissin Kogyo Co. Ltd.	60,900	943,825
Common Stocks - continued
	Shares	Value
Japan - continued
NOF Corp.	237,000	$ 968,794
Nomura Real Estate Residential Fund, Inc.	386	1,481,655
NTT Urban Development Co.	1,171	862,651
Otsuka Corp.	29,900	1,636,269
Park24 Co. Ltd.	121,100	1,277,137
Pigeon Corp.	30,500	1,197,768
Point, Inc.	23,550	1,351,379
Risa Partners, Inc. (c)	1,678	1,001,930
Rohto Pharmaceutical Co. Ltd.	224,000	2,727,107
Roland DG Corp.	13,300	179,750
Sankyu, Inc.	289,000	1,379,849
Santen Pharmaceutical Co. Ltd.	65,900	2,074,021
Sega Sammy Holdings, Inc.	80,200	904,438
Sekisui Chemical Co. Ltd.	338,000	2,287,781
Seven Bank Ltd.	711	1,485,483
Shimadzu Corp.	263,000	1,745,176
Shin Nippon Biomedical Laboratories Ltd. (c)	130,200	879,827
Shin-Kobe Electric Machinery Co. Ltd. (c)	224,000	2,275,485
Shizuoka Gas Co. Ltd.	88,000	584,912
SHO-BOND Holdings Co. Ltd.	128,700	2,174,227
SKY Perfect JSAT Holdings, Inc.	1,759	753,133
So-net M3, Inc. (c)	480	1,591,492
SRI Sports Ltd.	1,028	986,206
Stanley Electric Co. Ltd.	113,400	2,173,280
Start Today Co. Ltd.	602	1,136,377
Sumitomo Trust & Banking Co. Ltd.	344,000	1,916,827
Sysmex Corp.	46,700	2,617,724
Taisho Pharmaceutical Co. Ltd.	54,000	942,173
Takata Corp.	95,800	2,114,031
Takeei Corp.	87,100	1,254,348
The Suruga Bank Ltd.	221,000	1,956,120
Tocalo Co. Ltd.	67,000	1,162,313
Tokyo Ohka Kogyo Co. Ltd.	60,700	1,057,055
Toto Ltd.	277,000	1,690,783
Towa Corp. (a)(c)	243,300	1,991,788
Toyo Suisan Kaisha Ltd.	59,000	1,558,170
Toyo Tanso Co. Ltd. (c)	37,000	1,946,937
Toyota Boshoku Corp.	69,800	1,534,873
Ube Industries Ltd.	664,000	1,721,236
Unicharm Petcare Corp.	76,400	2,551,745
Weathernews, Inc. (c)	34,500	402,060
Works Applications Co. Ltd. (c)	2,043	1,262,871
Common Stocks - continued
	Shares	Value
Japan - continued
Yamatake Corp.	118,700	$ 2,607,534
Yamato Kogyo Co. Ltd.	59,000	1,866,667
TOTAL JAPAN		184,720,858
Korea (South) - 0.9%
Daou Technology, Inc.	197,150	1,272,484
Hyosung Corp.	11,929	836,852
Hyundai Industrial Development & Construction Co.	8,810	273,293
Interpark Corp. (a)	98,412	569,803
Jusung Engineering Co. Ltd. (a)	72,738	950,885
KC Tech Co. Ltd.	60,790	242,604
MNTECH Co. Ltd.	38,900	429,649
Power Logics Co. Ltd. (a)	37,687	279,344
SFA Engineering Corp.	11,363	323,565
Sodiff Advanced Materials Co. Ltd.	6,601	472,761
The Basic House Co. Ltd. (a)	118,950	740,037
TK Corp.	17,649	467,533
TOTAL KOREA (SOUTH)		6,858,810
Luxembourg - 0.3%
GlobeOp Financial Services SA	635,085	2,167,298
Malaysia - 0.1%
JobStreet Corp. Bhd	1,289,000	562,445
Netherlands - 3.4%
Brunel International NV	109,900	4,053,924
Gemalto NV (a)	177,502	7,046,388
James Hardie Industries NV unit (a)	216,564	1,436,225
QIAGEN NV (a)	258,700	5,623,828
SMARTRAC NV (a)	96,200	2,258,151
Wavin NV	2,109,000	4,774,386
TOTAL NETHERLANDS		25,192,902
Norway - 2.1%
IMAREX NOS ASA (a)	145,200	1,395,420
Petroleum Geo-Services ASA (a)	200,300	2,492,512
Renewable Energy Corp. AS (a)(c)	711,695	4,127,050
Schibsted ASA (B Shares) (a)	274,200	6,010,650
Sevan Marine ASA (a)	1,000,000	1,439,368
TOTAL NORWAY		15,465,000
Papua New Guinea - 0.0%
Lihir Gold Ltd.	90,006	220,458
Common Stocks - continued
	Shares	Value
Singapore - 1.0%
Goodpack Ltd.	1,410,000	$ 1,233,280
Hyflux Ltd.	440,000	1,035,662
Oceanus Group Ltd. (a)	2,071,000	530,176
Parkway Holdings Ltd. (a)	726,000	1,393,920
Raffles Medical Group Ltd.	1,096,000	1,075,541
Suntec (REIT)	948,000	876,373
Wing Tai Holdings Ltd.	1,023,000	1,433,109
TOTAL SINGAPORE		7,578,061
Spain - 0.9%
EDP Renovaveis SA (a)	332,408	2,864,723
Vueling Airlines SA (a)	229,100	3,702,427
TOTAL SPAIN		6,567,150
Sweden - 1.1%
Countermine Technologies AB warrants 3/1/10 (a)	1,085,197	1
Elekta AB (B Shares)	244,000	5,723,905
Modern Times Group MTG AB (B Shares)	43,900	2,013,104
XCounter AB (a)	1,108,000	136,298
TOTAL SWEDEN		7,873,308
Switzerland - 1.3%
Basilea Pharmaceutica AG (a)	9,770	651,932
Lonza Group AG	37,493	2,666,197
Panalpina Welttransport Holding AG	50,690	3,524,808
VZ Holding AG	42,040	3,160,747
TOTAL SWITZERLAND		10,003,684
United Kingdom - 16.9%
Abcam PLC	255,600	4,455,991
Aberdeen Asset Management PLC	1,914,844	3,768,237
Afren PLC (a)	1,547,867	2,226,208
Antisoma PLC (a)	2,154,900	1,144,191
Asset Realisation Co. PLC (a)	340,000	5
Aurelian Oil & Gas PLC (a)(e)	4,640,000	2,373,379
Avanti Communications Group PLC (a)	640,000	5,015,752
Blinkx PLC (a)	3,186,900	801,041
Bond International Software PLC	583,666	728,300
Borders & Southern Petroleum PLC (a)	698,500	795,493
Cadogan Petroleum PLC (a)	1,406,300	340,425
Centurion Electronics PLC (a)(d)	748,299	12
Ceres Power Holdings PLC (a)(c)	430,000	1,040,360
Common Stocks - continued
	Shares	Value
United Kingdom - continued
China Goldmines PLC (a)	669,353	$ 204,519
Connaught PLC	436,100	2,222,541
Conygar Investment Co. PLC (a)	2,250,800	4,278,826
Corac Group PLC (a)	937,704	350,836
Cove Energy PLC (a)	3,942,100	1,472,460
Craneware PLC	792,600	4,725,441
CSR PLC (a)	827,772	5,910,900
Datacash Group PLC	1,164,880	3,713,346
DTZ Holdings PLC (a)	518,300	663,250
European Nickel PLC (a)	5,837,800	640,945
Evolution Group PLC	1,201,200	2,433,292
Faroe Petroleum PLC (a)	262,500	554,555
GoIndustry-DoveBid PLC (a)	2,258,900	50,196
Hays PLC	1,999,643	3,514,719
Icap PLC	236,300	1,388,466
Ideal Shopping Direct PLC (a)	234,592	523,164
IG Group Holdings PLC	1,113,751	7,157,052
Inchcape PLC (a)	7,501,506	3,184,036
Jubilee Platinum PLC (a)	1,657,843	1,000,430
Keronite PLC (a)(h)	13,620,267	108,857
Max Petroleum PLC (a)(c)	2,509,220	642,212
Michael Page International PLC	249,992	1,537,172
Mothercare PLC	345,900	3,537,768
NCC Group Ltd.	229,815	1,526,460
Northgate PLC	478,700	1,652,740
Pureprofile Media PLC (a)(h)	1,108,572	442,999
Redhall Group PLC (c)	519,600	1,426,111
Regenersis PLC (a)	1,367,300	970,049
Royalblue Group PLC	186,242	3,691,919
Salamander Energy PLC (a)	673,800	2,843,606
SDL PLC (a)	689,062	5,239,353
Serco Group PLC	411,451	3,270,465
SIG PLC (a)	1,419,500	2,582,150
Silverdell PLC (a)	4,958,000	757,453
Sinclair Pharma PLC (a)	2,909,996	1,527,926
SOCO International PLC (a)	73,800	1,693,792
Sphere Medical Holding PLC (a)(h)	420,000	1,141,293
SR Pharma PLC (a)	5,388,700	1,282,991
Sthree PLC	519,709	2,522,627
Synergy Health PLC	273,830	2,692,231
Ted Baker PLC	301,000	2,370,903
Common Stocks - continued
	Shares	Value
United Kingdom - continued
TMO Biotec (a)(h)	1,000,000	$ 399,613
Travis Perkins PLC (a)	239,500	2,797,004
Valiant Petroleum PLC (a)	146,600	1,337,973
Wellstream Holdings PLC	212,900	1,684,461
William Hill PLC	1,255,035	3,980,551
Xchanging PLC	1,427,100	4,328,074
Zenergy Power PLC (a)	858,720	1,742,031
ZincOx Resources PLC (a)	350,800	281,458
TOTAL UNITED KINGDOM		126,690,610
United States of America - 0.6%
CTC Media, Inc. (a)	357,400	4,824,900
Cyberview Technology, Inc. (a)	996,527	16
TyraTech, Inc. (a)	129,600	17,485
XL TechGroup, Inc. (a)	1,329,250	21
TOTAL UNITED STATES OF AMERICA		4,842,422
TOTAL COMMON STOCKS (Cost $724,075,999)		709,486,600
Investment Companies - 0.1%

Bailiwick of Guernsey - 0.1%
Brookwell Ltd. Class A (d) (Cost $2,059,195)	705,464	653,057
Government Obligations - 0.2%
Principal Amount
Germany - 0.2%
German Federal Republic 0.3346% 2/17/10 (b)(f) (Cost $2,078,152)	EUR	1,400,000	1,940,836
Money Market Funds - 8.5%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (g)	35,345,450	$ 35,345,450
Fidelity Securities Lending Cash Central Fund, 0.18% (g)(i)	28,238,002	28,238,002
TOTAL MONEY MARKET FUNDS (Cost $63,583,452)		63,583,452
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $791,796,798)		775,663,945
NET OTHER ASSETS - (3.5)%		(26,184,690)
NET ASSETS - 100%		$ 749,479,255
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
217 EUREX Dow Jones EURO STOXX 50 Index Contracts (EU)	March 2010	$ 8,342,838	$ (118,780)

The face value of futures purchased as a percentage of net assets - 1.1%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing
(b) Principal amount is stated in United States dollars unless otherwise noted.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,663,574.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,727,496 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 1,199,182
AirSea Lines warrants 8/4/11	8/4/06	$ 2
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,141,700
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 1,548,992
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173,341
Rock Well Petroleum, Inc.	4/13/06	$ 1,004,171
Sphere Medical Holding PLC	8/27/08	$ 1,310,083
TMO Biotec	10/27/05	$ 535,065
(i) Investment made with cash collateral received from securities on loan.
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Brookwell Ltd. Class A	$ 1,078,606	$ -	$ 390,464	$ -	$ 653,057
Centurion Electronics PLC	12	-	-	-	12
Total	$ 1,078,618	$ -	$ 390,464	$ -	$ 653,069
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,644
Fidelity Securities Lending Cash Central Fund	171,706
Total	$ 185,350
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 184,720,858	$ 184,720,858	$ -	$ -
United Kingdom	126,690,610	-	124,597,823	2,092,787
Australia	68,945,500	58,442,350	10,503,150	-
Germany	64,138,215	-	64,138,215	-
France	53,495,023	-	53,495,023	-
Netherlands	25,192,902	1,436,225	23,756,677	-
Cayman Islands	19,055,425	16,551,050	2,504,375	-
Bermuda	16,489,116	11,953,554	4,525,902	9,660
Norway	15,465,000	-	15,465,000	-
Canada	13,875,511	9,349,347	4,526,105	59
British Virgin Islands	6,767,677	-	6,469,607	298,070
Cyprus	6,574,267	-	2,193,517	4,380,750
United States of America	4,842,422	4,824,900	17,485	37
Ireland	1,681,488	-	1,681,474	14
Other	101,552,586	38,033,656	63,518,930	-
Investment Companies	653,057	-	653,057	-
Government Obligations	1,940,836	-	1,940,836	-
Money Market Funds	63,583,452	63,583,452	-	-
Total Investments in Securities:	$ 775,663,945	$ 388,895,392	$ 379,987,176	$ 6,781,377
Derivative Instruments:
Liabilities
Futures Contracts	$ (118,780)	$ (118,780)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 8,316,240
Total Realized Gain (Loss)	(2,533,321)
Total Unrealized Gain (Loss)	3,538,370
Cost of Purchases	-
Proceeds of Sales	(1,938,332)
Amortization/Accretion	-
Transfers in/out of Level 3	(601,580)
Ending Balance	$ 6,781,377
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ (350,927)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $805,979,091. Net unrealized depreciation aggregated $30,315,146, of which $105,067,457 related to appreciated investment securities and $135,382,603 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Small Cap
Opportunities Fund

January 31, 2010

1.827842.104

ILS-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Australia - 1.1%
MAp Group unit	1,291,074	$ 3,173,737
OZ Minerals Ltd. (a)	765,933	721,299
TOTAL AUSTRALIA		3,895,036
Austria - 0.7%
Andritz AG	45,100	2,518,813
Bailiwick of Jersey - 1.7%
Informa PLC	933,882	4,893,667
Randgold Resources Ltd. sponsored ADR	20,500	1,413,065
TOTAL BAILIWICK OF JERSEY		6,306,732
Belgium - 1.1%
Gimv NV	32,700	1,674,491
Umicore SA	81,882	2,523,545
TOTAL BELGIUM		4,198,036
Bermuda - 2.5%
Credicorp Ltd. (NY Shares)	10,000	746,300
Northern Offshore Ltd. (a)	595,352	1,029,726
Ports Design Ltd.	1,837,500	4,958,253
Scorpion Offshore Ltd. (a)	193,000	839,186
Seadrill Ltd.	37,398	848,590
Trinity Ltd.	1,784,000	838,697
TOTAL BERMUDA		9,260,752
Brazil - 3.9%
Banco ABC Brasil SA	533,300	3,395,013
BM&F BOVESPA SA	205,800	1,383,282
BR Malls Participacoes SA (a)	86,900	944,605
Braskem SA Class A sponsored ADR (a)(c)	264,900	3,684,759
Fibria Celulose SA sponsored ADR (a)(c)	100,936	1,845,110
Iguatemi Empresa de Shopping Centers SA	64,300	971,493
MRV Engenharia e Participacoes SA	203,100	1,298,332
Multiplan Empreendimentos Imobiliarios SA	41,700	663,660
TOTAL BRAZIL		14,186,254
Canada - 5.1%
Agnico-Eagle Mines Ltd. (Canada)	24,600	1,243,458
Eldorado Gold Corp. (a)	148,800	1,767,287
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,690	2,609,192
Niko Resources Ltd.	46,000	4,247,676
Open Text Corp. (a)	40,800	1,607,504
Common Stocks - continued
	Shares	Value
Canada - continued
Petrobank Energy & Resources Ltd. (a)	127,500	$ 6,299,285
Quadra Mining Ltd. (a)	59,300	793,587
TOTAL CANADA		18,567,989
Cayman Islands - 0.2%
Wynn Macau Ltd.	638,400	810,750
China - 0.5%
Ausnutria Dairy Hunan Co. Ltd. Class H	705,000	508,504
China Nepstar Chain Drugstore Ltd. ADR (c)	234,900	1,418,796
TOTAL CHINA		1,927,300
Denmark - 0.5%
William Demant Holding AS (a)	22,200	1,732,488
Finland - 2.8%
Metso Corp.	71,700	2,406,264
Nokian Tyres PLC (c)	158,900	3,841,602
Outotec OYJ (c)	119,200	3,998,098
TOTAL FINLAND		10,245,964
France - 3.4%
Audika SA	119,784	4,388,439
Laurent-Perrier Group	24,263	2,081,872
Remy Cointreau SA	42,416	2,125,870
Saft Groupe SA	88,096	3,777,589
TOTAL FRANCE		12,373,770
Germany - 3.5%
Aixtron AG	138,700	4,172,356
alstria office REIT-AG	77,078	865,382
Bilfinger Berger AG	33,509	2,417,387
centrotherm photovoltaics AG (a)	16,400	914,434
Colonia Real Estate AG (a)	268,101	1,591,588
Software AG (Bearer)	23,927	2,719,969
TOTAL GERMANY		12,681,116
Greece - 0.7%
Terna Energy SA	299,651	2,418,403
Hong Kong - 0.3%
Champion (REIT)	2,598,936	1,097,960
Common Stocks - continued
	Shares	Value
India - 0.3%
Jyothy Laboratories Ltd.	136,876	$ 463,969
Tata Steel Ltd.	60,989	752,495
TOTAL INDIA		1,216,464
Israel - 0.2%
Partner Communications Co. Ltd. ADR	34,858	722,955
Italy - 1.9%
Azimut Holdings SpA	449,064	5,519,269
Interpump Group SpA (a)	263,175	1,358,175
TOTAL ITALY		6,877,444
Japan - 20.9%
Aioi Insurance Co. Ltd.	174,000	828,847
Aozora Bank Ltd. (a)	732,000	932,536
Asahi Co. Ltd. (c)	52,200	820,558
Autobacs Seven Co. Ltd.	106,300	3,220,677
Daikoku Denki Co. Ltd.	116,400	2,179,196
Daikokutenbussan Co. Ltd.	81,700	2,470,821
FCC Co. Ltd.	92,100	1,822,207
Fukuoka (REIT) Investment Fund	316	1,753,805
GCA Savvian Group Corp. (c)	1,365	1,587,737
Glory Ltd.	47,400	1,041,781
Goldcrest Co. Ltd.	37,280	1,049,390
Gunma Bank Ltd.	318,000	1,641,608
Japan Steel Works Ltd.	159,000	1,958,657
Kamigumi Co. Ltd.	201,000	1,514,124
Kobayashi Pharmaceutical Co. Ltd.	114,100	4,556,669
Kyoto Kimono Yuzen Co. Ltd.	91,900	892,836
Meiko Network Japan Co. Ltd.	120,500	720,838
Miraial Co. Ltd.	34,300	921,430
Nabtesco Corp.	153,000	1,806,780
Nachi-Fujikoshi Corp.	720,000	2,033,898
Nagaileben Co. Ltd.	40,700	881,450
Nihon Parkerizing Co. Ltd.	133,000	1,688,468
Nippon Seiki Co. Ltd.	240,000	2,650,714
Nippon Thompson Co. Ltd.	834,000	4,748,820
Nitto Kohki Co. Ltd.	38,000	802,769
Obic Co. Ltd.	11,680	2,184,097
Osaka Securities Exchange Co. Ltd.	1,208	6,717,807
OSG Corp. (c)	139,800	1,533,200
Pal Co. Ltd.	17,850	362,458
SAZABY, Inc.	46,800	598,803
Common Stocks - continued
	Shares	Value
Japan - continued
SHO-BOND Holdings Co. Ltd.	119,500	$ 2,018,805
Shoei Co. Ltd.	45,300	492,795
The Daishi Bank Ltd., Niigata	307,000	1,030,475
The Nippon Synthetic Chemical Industry Co. Ltd. (c)	210,000	1,495,846
THK Co. Ltd.	120,100	2,382,841
Toho Holdings Co. Ltd.	138,500	1,835,006
Tsumura & Co.	61,500	1,948,488
Tsutsumi Jewelry Co. Ltd.	41,100	784,028
USS Co. Ltd.	89,490	5,432,648
Yamato Kogyo Co. Ltd.	101,100	3,198,644
TOTAL JAPAN		76,542,557
Korea (South) - 0.5%
NHN Corp. (a)	11,461	1,710,892
Luxembourg - 0.2%
GlobeOp Financial Services SA	223,700	763,401
Mexico - 0.8%
Cemex SA de CV sponsored ADR	133,643	1,228,179
Desarrolladora Homex SAB de CV sponsored ADR (a)(c)	56,300	1,725,595
TOTAL MEXICO		2,953,774
Netherlands - 3.5%
Aalberts Industries NV	160,400	2,332,821
ASM International NV (NASDAQ) (a)	94,700	2,172,418
Heijmans NV unit (a)	81,690	1,457,644
James Hardie Industries NV sponsored ADR (a)	84,775	2,813,682
QIAGEN NV (a)	184,700	4,019,072
TOTAL NETHERLANDS		12,795,637
Norway - 0.4%
Sevan Marine ASA (a)(c)	1,018,000	1,465,276
Papua New Guinea - 0.6%
Lihir Gold Ltd. sponsored ADR (c)	60,100	1,457,425
Oil Search Ltd.	138,539	644,366
TOTAL PAPUA NEW GUINEA		2,101,791
Philippines - 0.4%
Jollibee Food Corp.	1,473,200	1,663,290
Singapore - 3.0%
Allgreen Properties Ltd.	2,221,000	1,847,872
Keppel Land Ltd.	533,000	1,243,193
Common Stocks - continued
	Shares	Value
Singapore - continued
Singapore Exchange Ltd.	1,011,000	$ 5,744,277
Wing Tai Holdings Ltd.	1,685,000	2,360,498
TOTAL SINGAPORE		11,195,840
South Africa - 2.9%
African Rainbow Minerals Ltd.	209,900	4,626,138
Blue Financial Services Ltd. (a)	2,384,043	121,976
Clicks Group Ltd.	576,072	2,002,717
JSE Ltd.	238,681	1,769,144
Mr. Price Group Ltd.	454,500	2,098,215
TOTAL SOUTH AFRICA		10,618,190
Spain - 1.2%
Grifols SA	31,032	473,022
Prosegur Compania de Seguridad SA (Reg.)	86,609	3,922,081
TOTAL SPAIN		4,395,103
Sweden - 1.1%
Intrum Justitia AB	188,800	2,298,430
Swedish Match Co.	89,800	1,880,332
TOTAL SWEDEN		4,178,762
Switzerland - 2.4%
Actelion Ltd. (Reg.) (a)	13,655	722,412
Bank Sarasin & Co. Ltd. Series B (Reg.) (a)	142,537	4,866,823
Sonova Holding AG Class B	25,903	3,205,854
TOTAL SWITZERLAND		8,795,089
Taiwan - 0.2%
Prime View International Co. Ltd. (a)	386,000	707,636
Prime View International Co. Ltd. sponsored GDR (a)(d)	5,900	108,226
TOTAL TAIWAN		815,862
Turkey - 2.4%
Albaraka Turk Katilim Bankasi AS	932,000	1,519,142
Anadolu Efes Biracilik ve Malt Sanyii AS	119,000	1,240,122
Asya Katilim Bankasi AS (a)	1,231,000	3,256,461
Coca-Cola Icecek AS	226,000	1,887,171
Tupras-Turkiye Petrol Rafinerileri AS	37,800	789,105
TOTAL TURKEY		8,692,001
United Kingdom - 17.5%
AMEC PLC	69,123	833,006
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Babcock International Group PLC	367,700	$ 3,283,346
Begbies Traynor Group PLC	1,026,700	1,499,156
Bellway PLC	178,772	2,106,165
BlueBay Asset Management	152,813	802,583
Bovis Homes Group PLC (a)	356,352	2,252,368
Britvic PLC	278,800	1,869,430
Chloride Group PLC	580,443	1,688,260
Cobham PLC	408,800	1,512,565
Derwent London PLC	92,000	1,914,907
Great Portland Estates PLC	547,489	2,445,517
H&T Group PLC	312,874	1,287,664
InterContinental Hotel Group PLC ADR	172,900	2,467,283
Johnson Matthey PLC	114,389	2,659,254
Meggitt PLC	592,400	2,439,962
Mothercare PLC	232,901	2,382,046
Persimmon PLC (a)	193,463	1,328,099
Quintain Estates & Development PLC (a)	1,307,224	1,220,742
Rotork PLC	71,500	1,440,232
Serco Group PLC	570,940	4,538,182
Shaftesbury PLC	381,332	2,308,894
Spectris PLC	178,704	2,170,918
Spirax-Sarco Engineering PLC	212,030	4,232,139
SSL International PLC	438,551	5,434,228
St. Modwen Properties PLC (a)	280,300	840,960
Ted Baker PLC	252,000	1,984,942
Ultra Electronics Holdings PLC	91,869	1,858,215
Unite Group PLC (a)	797,770	3,654,439
Victrex PLC	134,982	1,748,908
TOTAL UNITED KINGDOM		64,204,410
United States of America - 9.2%
Advanced Energy Industries, Inc. (a)	313,719	4,115,993
Airgas, Inc.	41,900	1,770,694
Autoliv, Inc.	83,400	3,570,354
Cymer, Inc. (a)	51,500	1,615,555
Dril-Quip, Inc. (a)	26,500	1,390,985
Evercore Partners, Inc. Class A	42,700	1,275,449
ION Geophysical Corp. (a)	272,289	1,293,373
Juniper Networks, Inc. (a)	77,700	1,929,291
Kansas City Southern (a)	78,500	2,331,450
Lam Research Corp. (a)	25,503	841,854
Martin Marietta Materials, Inc. (c)	15,300	1,211,454
Common Stocks - continued
	Shares	Value
United States of America - continued
Mohawk Industries, Inc. (a)(c)	82,600	$ 3,420,466
PriceSmart, Inc.	310,745	6,218,007
ResMed, Inc. (a)	38,800	1,984,232
Varian Semiconductor Equipment Associates, Inc. (a)	22,200	651,126
TOTAL UNITED STATES OF AMERICA		33,620,283
TOTAL COMMON STOCKS (Cost $283,313,250)		357,550,384
Money Market Funds - 8.1%

Fidelity Cash Central Fund, 0.17% (e)	9,543,261	9,543,261
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(e)	20,138,574	20,138,574
TOTAL MONEY MARKET FUNDS (Cost $29,681,835)		29,681,835
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $312,995,085)		387,232,219
NET OTHER ASSETS - (5.7)%		(20,849,722)
NET ASSETS - 100%		$ 366,382,497
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $108,226 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,504
Fidelity Securities Lending Cash Central Fund	56,200
Total	$ 57,704
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 76,542,557	$ 76,542,557	$ -	$ -
United Kingdom	64,204,410	2,467,283	61,737,127	-
United States of America	33,620,283	33,620,283	-	-
Canada	18,567,989	18,567,989	-	-
Brazil	14,186,254	14,186,254	-	-
Netherlands	12,795,637	9,005,172	3,790,465	-
Germany	12,681,116	-	12,681,116	-
France	12,373,770	-	12,373,770	-
Singapore	11,195,840	11,195,840	-	-
Other	101,382,528	46,182,580	55,199,948	-
Money Market Funds	29,681,835	29,681,835	-	-
Total Investments in Securities	$ 387,232,219	$ 241,449,793	$ 145,782,426	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $316,482,573. Net unrealized appreciation aggregated $70,749,646, of which $79,565,490 related to appreciated investment securities and $8,815,844 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor International
Small Cap Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® International
Small Cap Opportunities Fund

1.829636.104

AILS-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Australia - 1.1%
MAp Group unit	1,291,074	$ 3,173,737
OZ Minerals Ltd. (a)	765,933	721,299
TOTAL AUSTRALIA		3,895,036
Austria - 0.7%
Andritz AG	45,100	2,518,813
Bailiwick of Jersey - 1.7%
Informa PLC	933,882	4,893,667
Randgold Resources Ltd. sponsored ADR	20,500	1,413,065
TOTAL BAILIWICK OF JERSEY		6,306,732
Belgium - 1.1%
Gimv NV	32,700	1,674,491
Umicore SA	81,882	2,523,545
TOTAL BELGIUM		4,198,036
Bermuda - 2.5%
Credicorp Ltd. (NY Shares)	10,000	746,300
Northern Offshore Ltd. (a)	595,352	1,029,726
Ports Design Ltd.	1,837,500	4,958,253
Scorpion Offshore Ltd. (a)	193,000	839,186
Seadrill Ltd.	37,398	848,590
Trinity Ltd.	1,784,000	838,697
TOTAL BERMUDA		9,260,752
Brazil - 3.9%
Banco ABC Brasil SA	533,300	3,395,013
BM&F BOVESPA SA	205,800	1,383,282
BR Malls Participacoes SA (a)	86,900	944,605
Braskem SA Class A sponsored ADR (a)(c)	264,900	3,684,759
Fibria Celulose SA sponsored ADR (a)(c)	100,936	1,845,110
Iguatemi Empresa de Shopping Centers SA	64,300	971,493
MRV Engenharia e Participacoes SA	203,100	1,298,332
Multiplan Empreendimentos Imobiliarios SA	41,700	663,660
TOTAL BRAZIL		14,186,254
Canada - 5.1%
Agnico-Eagle Mines Ltd. (Canada)	24,600	1,243,458
Eldorado Gold Corp. (a)	148,800	1,767,287
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,690	2,609,192
Niko Resources Ltd.	46,000	4,247,676
Open Text Corp. (a)	40,800	1,607,504
Common Stocks - continued
	Shares	Value
Canada - continued
Petrobank Energy & Resources Ltd. (a)	127,500	$ 6,299,285
Quadra Mining Ltd. (a)	59,300	793,587
TOTAL CANADA		18,567,989
Cayman Islands - 0.2%
Wynn Macau Ltd.	638,400	810,750
China - 0.5%
Ausnutria Dairy Hunan Co. Ltd. Class H	705,000	508,504
China Nepstar Chain Drugstore Ltd. ADR (c)	234,900	1,418,796
TOTAL CHINA		1,927,300
Denmark - 0.5%
William Demant Holding AS (a)	22,200	1,732,488
Finland - 2.8%
Metso Corp.	71,700	2,406,264
Nokian Tyres PLC (c)	158,900	3,841,602
Outotec OYJ (c)	119,200	3,998,098
TOTAL FINLAND		10,245,964
France - 3.4%
Audika SA	119,784	4,388,439
Laurent-Perrier Group	24,263	2,081,872
Remy Cointreau SA	42,416	2,125,870
Saft Groupe SA	88,096	3,777,589
TOTAL FRANCE		12,373,770
Germany - 3.5%
Aixtron AG	138,700	4,172,356
alstria office REIT-AG	77,078	865,382
Bilfinger Berger AG	33,509	2,417,387
centrotherm photovoltaics AG (a)	16,400	914,434
Colonia Real Estate AG (a)	268,101	1,591,588
Software AG (Bearer)	23,927	2,719,969
TOTAL GERMANY		12,681,116
Greece - 0.7%
Terna Energy SA	299,651	2,418,403
Hong Kong - 0.3%
Champion (REIT)	2,598,936	1,097,960
Common Stocks - continued
	Shares	Value
India - 0.3%
Jyothy Laboratories Ltd.	136,876	$ 463,969
Tata Steel Ltd.	60,989	752,495
TOTAL INDIA		1,216,464
Israel - 0.2%
Partner Communications Co. Ltd. ADR	34,858	722,955
Italy - 1.9%
Azimut Holdings SpA	449,064	5,519,269
Interpump Group SpA (a)	263,175	1,358,175
TOTAL ITALY		6,877,444
Japan - 20.9%
Aioi Insurance Co. Ltd.	174,000	828,847
Aozora Bank Ltd. (a)	732,000	932,536
Asahi Co. Ltd. (c)	52,200	820,558
Autobacs Seven Co. Ltd.	106,300	3,220,677
Daikoku Denki Co. Ltd.	116,400	2,179,196
Daikokutenbussan Co. Ltd.	81,700	2,470,821
FCC Co. Ltd.	92,100	1,822,207
Fukuoka (REIT) Investment Fund	316	1,753,805
GCA Savvian Group Corp. (c)	1,365	1,587,737
Glory Ltd.	47,400	1,041,781
Goldcrest Co. Ltd.	37,280	1,049,390
Gunma Bank Ltd.	318,000	1,641,608
Japan Steel Works Ltd.	159,000	1,958,657
Kamigumi Co. Ltd.	201,000	1,514,124
Kobayashi Pharmaceutical Co. Ltd.	114,100	4,556,669
Kyoto Kimono Yuzen Co. Ltd.	91,900	892,836
Meiko Network Japan Co. Ltd.	120,500	720,838
Miraial Co. Ltd.	34,300	921,430
Nabtesco Corp.	153,000	1,806,780
Nachi-Fujikoshi Corp.	720,000	2,033,898
Nagaileben Co. Ltd.	40,700	881,450
Nihon Parkerizing Co. Ltd.	133,000	1,688,468
Nippon Seiki Co. Ltd.	240,000	2,650,714
Nippon Thompson Co. Ltd.	834,000	4,748,820
Nitto Kohki Co. Ltd.	38,000	802,769
Obic Co. Ltd.	11,680	2,184,097
Osaka Securities Exchange Co. Ltd.	1,208	6,717,807
OSG Corp. (c)	139,800	1,533,200
Pal Co. Ltd.	17,850	362,458
SAZABY, Inc.	46,800	598,803
Common Stocks - continued
	Shares	Value
Japan - continued
SHO-BOND Holdings Co. Ltd.	119,500	$ 2,018,805
Shoei Co. Ltd.	45,300	492,795
The Daishi Bank Ltd., Niigata	307,000	1,030,475
The Nippon Synthetic Chemical Industry Co. Ltd. (c)	210,000	1,495,846
THK Co. Ltd.	120,100	2,382,841
Toho Holdings Co. Ltd.	138,500	1,835,006
Tsumura & Co.	61,500	1,948,488
Tsutsumi Jewelry Co. Ltd.	41,100	784,028
USS Co. Ltd.	89,490	5,432,648
Yamato Kogyo Co. Ltd.	101,100	3,198,644
TOTAL JAPAN		76,542,557
Korea (South) - 0.5%
NHN Corp. (a)	11,461	1,710,892
Luxembourg - 0.2%
GlobeOp Financial Services SA	223,700	763,401
Mexico - 0.8%
Cemex SA de CV sponsored ADR	133,643	1,228,179
Desarrolladora Homex SAB de CV sponsored ADR (a)(c)	56,300	1,725,595
TOTAL MEXICO		2,953,774
Netherlands - 3.5%
Aalberts Industries NV	160,400	2,332,821
ASM International NV (NASDAQ) (a)	94,700	2,172,418
Heijmans NV unit (a)	81,690	1,457,644
James Hardie Industries NV sponsored ADR (a)	84,775	2,813,682
QIAGEN NV (a)	184,700	4,019,072
TOTAL NETHERLANDS		12,795,637
Norway - 0.4%
Sevan Marine ASA (a)(c)	1,018,000	1,465,276
Papua New Guinea - 0.6%
Lihir Gold Ltd. sponsored ADR (c)	60,100	1,457,425
Oil Search Ltd.	138,539	644,366
TOTAL PAPUA NEW GUINEA		2,101,791
Philippines - 0.4%
Jollibee Food Corp.	1,473,200	1,663,290
Singapore - 3.0%
Allgreen Properties Ltd.	2,221,000	1,847,872
Keppel Land Ltd.	533,000	1,243,193
Common Stocks - continued
	Shares	Value
Singapore - continued
Singapore Exchange Ltd.	1,011,000	$ 5,744,277
Wing Tai Holdings Ltd.	1,685,000	2,360,498
TOTAL SINGAPORE		11,195,840
South Africa - 2.9%
African Rainbow Minerals Ltd.	209,900	4,626,138
Blue Financial Services Ltd. (a)	2,384,043	121,976
Clicks Group Ltd.	576,072	2,002,717
JSE Ltd.	238,681	1,769,144
Mr. Price Group Ltd.	454,500	2,098,215
TOTAL SOUTH AFRICA		10,618,190
Spain - 1.2%
Grifols SA	31,032	473,022
Prosegur Compania de Seguridad SA (Reg.)	86,609	3,922,081
TOTAL SPAIN		4,395,103
Sweden - 1.1%
Intrum Justitia AB	188,800	2,298,430
Swedish Match Co.	89,800	1,880,332
TOTAL SWEDEN		4,178,762
Switzerland - 2.4%
Actelion Ltd. (Reg.) (a)	13,655	722,412
Bank Sarasin & Co. Ltd. Series B (Reg.) (a)	142,537	4,866,823
Sonova Holding AG Class B	25,903	3,205,854
TOTAL SWITZERLAND		8,795,089
Taiwan - 0.2%
Prime View International Co. Ltd. (a)	386,000	707,636
Prime View International Co. Ltd. sponsored GDR (a)(d)	5,900	108,226
TOTAL TAIWAN		815,862
Turkey - 2.4%
Albaraka Turk Katilim Bankasi AS	932,000	1,519,142
Anadolu Efes Biracilik ve Malt Sanyii AS	119,000	1,240,122
Asya Katilim Bankasi AS (a)	1,231,000	3,256,461
Coca-Cola Icecek AS	226,000	1,887,171
Tupras-Turkiye Petrol Rafinerileri AS	37,800	789,105
TOTAL TURKEY		8,692,001
United Kingdom - 17.5%
AMEC PLC	69,123	833,006
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Babcock International Group PLC	367,700	$ 3,283,346
Begbies Traynor Group PLC	1,026,700	1,499,156
Bellway PLC	178,772	2,106,165
BlueBay Asset Management	152,813	802,583
Bovis Homes Group PLC (a)	356,352	2,252,368
Britvic PLC	278,800	1,869,430
Chloride Group PLC	580,443	1,688,260
Cobham PLC	408,800	1,512,565
Derwent London PLC	92,000	1,914,907
Great Portland Estates PLC	547,489	2,445,517
H&T Group PLC	312,874	1,287,664
InterContinental Hotel Group PLC ADR	172,900	2,467,283
Johnson Matthey PLC	114,389	2,659,254
Meggitt PLC	592,400	2,439,962
Mothercare PLC	232,901	2,382,046
Persimmon PLC (a)	193,463	1,328,099
Quintain Estates & Development PLC (a)	1,307,224	1,220,742
Rotork PLC	71,500	1,440,232
Serco Group PLC	570,940	4,538,182
Shaftesbury PLC	381,332	2,308,894
Spectris PLC	178,704	2,170,918
Spirax-Sarco Engineering PLC	212,030	4,232,139
SSL International PLC	438,551	5,434,228
St. Modwen Properties PLC (a)	280,300	840,960
Ted Baker PLC	252,000	1,984,942
Ultra Electronics Holdings PLC	91,869	1,858,215
Unite Group PLC (a)	797,770	3,654,439
Victrex PLC	134,982	1,748,908
TOTAL UNITED KINGDOM		64,204,410
United States of America - 9.2%
Advanced Energy Industries, Inc. (a)	313,719	4,115,993
Airgas, Inc.	41,900	1,770,694
Autoliv, Inc.	83,400	3,570,354
Cymer, Inc. (a)	51,500	1,615,555
Dril-Quip, Inc. (a)	26,500	1,390,985
Evercore Partners, Inc. Class A	42,700	1,275,449
ION Geophysical Corp. (a)	272,289	1,293,373
Juniper Networks, Inc. (a)	77,700	1,929,291
Kansas City Southern (a)	78,500	2,331,450
Lam Research Corp. (a)	25,503	841,854
Martin Marietta Materials, Inc. (c)	15,300	1,211,454
Common Stocks - continued
	Shares	Value
United States of America - continued
Mohawk Industries, Inc. (a)(c)	82,600	$ 3,420,466
PriceSmart, Inc.	310,745	6,218,007
ResMed, Inc. (a)	38,800	1,984,232
Varian Semiconductor Equipment Associates, Inc. (a)	22,200	651,126
TOTAL UNITED STATES OF AMERICA		33,620,283
TOTAL COMMON STOCKS (Cost $283,313,250)		357,550,384
Money Market Funds - 8.1%

Fidelity Cash Central Fund, 0.17% (e)	9,543,261	9,543,261
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(e)	20,138,574	20,138,574
TOTAL MONEY MARKET FUNDS (Cost $29,681,835)		29,681,835
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $312,995,085)		387,232,219
NET OTHER ASSETS - (5.7)%		(20,849,722)
NET ASSETS - 100%		$ 366,382,497
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $108,226 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,504
Fidelity Securities Lending Cash Central Fund	56,200
Total	$ 57,704
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 76,542,557	$ 76,542,557	$ -	$ -
United Kingdom	64,204,410	2,467,283	61,737,127	-
United States of America	33,620,283	33,620,283	-	-
Canada	18,567,989	18,567,989	-	-
Brazil	14,186,254	14,186,254	-	-
Netherlands	12,795,637	9,005,172	3,790,465	-
Germany	12,681,116	-	12,681,116	-
France	12,373,770	-	12,373,770	-
Singapore	11,195,840	11,195,840	-	-
Other	101,382,528	46,182,580	55,199,948	-
Money Market Funds	29,681,835	29,681,835	-	-
Total Investments in Securities	$ 387,232,219	$ 241,449,793	$ 145,782,426	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $316,482,573. Net unrealized appreciation aggregated $70,749,646, of which $79,565,490 related to appreciated investment securities and $8,815,844 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International
Value Fund

January 31, 2010

1.844602.103

FIV-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Australia - 3.1%
AMP Ltd.	46,791	$ 259,007
Macquarie Group Ltd.	45,136	2,001,961
Macquarie Infrastructure Group unit	593,083	637,187
MAp Group unit	194,275	477,570
Wesfarmers Ltd.	29,540	718,582
Westfield Group unit	135,393	1,513,277
TOTAL AUSTRALIA		5,607,584
Bailiwick of Jersey - 1.2%
Informa PLC	183,400	961,041
United Business Media Ltd.	76,900	522,071
WPP PLC	75,986	701,139
TOTAL BAILIWICK OF JERSEY		2,184,251
Bermuda - 1.0%
Seadrill Ltd.	80,900	1,835,686
Brazil - 1.2%
Banco do Brasil SA	29,100	431,946
Banco Santander (Brasil) SA ADR	75,400	907,816
Itau Unibanco Banco Multiplo SA ADR	22,033	422,152
Petroleo Brasileiro SA - Petrobras sponsored ADR	8,100	328,617
TOTAL BRAZIL		2,090,531
Canada - 3.0%
Open Text Corp. (a)	26,500	1,044,090
Petrobank Energy & Resources Ltd. (a)	13,500	666,983
Power Corp. of Canada (sub. vtg.)	24,600	645,540
Suncor Energy, Inc.	27,400	865,074
Toronto-Dominion Bank	35,900	2,115,122
TOTAL CANADA		5,336,809
China - 1.1%
China Merchants Bank Co. Ltd. (H Shares)	324,400	754,598
Industrial & Commercial Bank of China Ltd. (H Shares)	983,000	721,682
Nine Dragons Paper (Holdings) Ltd.	383,000	542,636
TOTAL CHINA		2,018,916
Denmark - 1.2%
Novo Nordisk AS Series B	11,892	804,558
Vestas Wind Systems AS (a)	24,805	1,304,608
TOTAL DENMARK		2,109,166
Common Stocks - continued
	Shares	Value
France - 11.0%
Accor SA	10,064	$ 507,714
AXA SA sponsored ADR (c)	206,500	4,251,835
BNP Paribas SA	37,902	2,707,506
Compagnie de St. Gobain	18,383	878,133
Pernod-Ricard SA	5,538	445,448
PPR SA	4,300	524,351
Sanofi-Aventis	6,400	473,227
Sanofi-Aventis sponsored ADR	47,700	1,755,837
Schneider Electric SA	6,417	661,984
Societe Generale Series A	37,307	2,158,401
Total SA:
Series B	5,400	312,073
sponsored ADR	53,200	3,063,788
Unibail-Rodamco	9,072	1,965,670
TOTAL FRANCE		19,705,967
Germany - 8.8%
Allianz AG sponsored ADR	161,500	1,766,810
BASF AG	16,700	947,830
Bayerische Motoren Werke AG (BMW)	21,041	896,852
Daimler AG	52,200	2,391,282
Deutsche Boerse AG	11,000	720,106
E.ON AG	151,801	5,571,707
Metro AG	13,300	725,470
Munich Re Group (Reg.)	18,304	2,734,193
TOTAL GERMANY		15,754,250
Greece - 0.5%
Hellenic Telecommunications Organization SA	61,294	839,733
Hong Kong - 3.8%
China Overseas Land & Investment Ltd.	272,038	487,737
China Resources Power Holdings Co. Ltd.	396,000	769,155
CNOOC Ltd.	507,000	710,875
Hutchison Whampoa Ltd.	119,000	814,643
Swire Pacific Ltd. (A Shares)	320,300	3,500,468
Techtronic Industries Co. Ltd.	727,500	603,443
TOTAL HONG KONG		6,886,321
Indonesia - 0.3%
PT Bank Rakyat Indonesia Tbk	741,000	606,273
Ireland - 0.9%
CRH PLC sponsored ADR (c)	68,800	1,691,792
Common Stocks - continued
	Shares	Value
Italy - 2.8%
Intesa Sanpaolo SpA	901,481	$ 3,431,488
UniCredit SpA	550,509	1,518,034
TOTAL ITALY		4,949,522
Japan - 19.6%
Credit Saison Co. Ltd.	47,600	592,693
Denso Corp.	39,800	1,174,997
East Japan Railway Co.	28,900	1,943,314
Honda Motor Co. Ltd.	27,400	928,510
Japan Retail Fund Investment Corp.	156	725,823
JSR Corp.	31,400	620,208
KDDI Corp.	101	533,139
Konica Minolta Holdings, Inc.	67,000	685,809
Miraca Holdings, Inc.	34,000	1,020,716
Mitsubishi Estate Co. Ltd.	25,000	406,558
Mitsubishi UFJ Financial Group, Inc.	574,100	2,954,196
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	65,600	336,528
Mitsui & Co. Ltd.	262,700	3,876,331
Nippon Electric Glass Co. Ltd.	31,000	438,197
Obic Co. Ltd.	3,880	725,539
ORIX Corp.	16,480	1,241,431
Promise Co. Ltd. (a)(c)	72,950	675,598
Seven & i Holdings Co., Ltd.	29,100	637,318
Sumitomo Corp.	149,400	1,686,480
Sumitomo Metal Industries Ltd.	330,000	910,269
Sumitomo Mitsui Financial Group, Inc.	47,600	1,547,646
Tokio Marine Holdings, Inc.	21,000	567,630
Tokuyama Corp.	49,000	260,009
Tokyo Electric Power Co.	49,400	1,332,547
Tokyo Gas Co., Ltd.	366,000	1,483,948
Toyota Motor Corp.	131,900	5,073,057
USS Co. Ltd.	11,900	722,411
Xebio Co. Ltd.	20,100	377,640
Yamada Denki Co. Ltd.	25,360	1,632,232
TOTAL JAPAN		35,110,774
Korea (South) - 0.4%
Shinhan Financial Group Co. Ltd. (a)	15,815	553,574
Shinhan Financial Group Co. Ltd. sponsored ADR	2,600	180,128
TOTAL KOREA (SOUTH)		733,702
Common Stocks - continued
	Shares	Value
Luxembourg - 1.2%
ArcelorMittal SA:
(Netherlands)	17,800	$ 689,064
(NY Shares) Class A (c)	37,300	1,442,764
TOTAL LUXEMBOURG		2,131,828
Mexico - 0.1%
America Movil SAB de CV Series L sponsored ADR	6,200	270,630
Netherlands - 2.3%
Gemalto NV (a)	25,400	1,008,317
ING Groep NV:
(Certificaten Van Aandelen) unit (a)	131,968	1,235,787
sponsored ADR (a)	38,700	363,780
Koninklijke Ahold NV	61,333	770,672
Koninklijke KPN NV	50,100	829,552
TOTAL NETHERLANDS		4,208,108
Norway - 1.1%
Aker Solutions ASA	46,400	619,202
DnB NOR ASA (a)	65,400	738,517
Orkla ASA (A Shares)	62,150	560,454
TOTAL NORWAY		1,918,173
Philippines - 0.3%
Philippine Long Distance Telephone Co. sponsored ADR	10,600	593,282
Portugal - 0.5%
Energias de Portugal SA	221,276	877,060
Russia - 0.3%
OAO Gazprom sponsored ADR	21,900	529,980
Singapore - 1.6%
DBS Group Holdings Ltd.	138,000	1,401,344
United Overseas Bank Ltd.	109,000	1,407,602
TOTAL SINGAPORE		2,808,946
South Africa - 1.3%
Impala Platinum Holdings Ltd.	51,800	1,342,127
MTN Group Ltd.	74,100	1,063,974
TOTAL SOUTH AFRICA		2,406,101
Spain - 3.0%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (c)	32,816	498,475
Banco Santander SA	45,099	639,525
Banco Santander SA sponsored ADR (c)	103,500	1,457,280
Common Stocks - continued
	Shares	Value
Spain - continued
Iberdrola SA	63,200	$ 538,058
Telefonica SA sponsored ADR	30,600	2,190,960
TOTAL SPAIN		5,324,298
Sweden - 0.5%
Telefonaktiebolaget LM Ericsson (B Shares)	85,435	827,915
Switzerland - 5.9%
Roche Holding AG (participation certificate)	28,353	4,756,586
Transocean Ltd. (a)	24,339	2,062,487
UBS AG (NY Shares) (a)	40,200	523,002
Zurich Financial Services AG (Reg.)	15,415	3,277,262
TOTAL SWITZERLAND		10,619,337
Taiwan - 0.7%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	178,100	749,396
Taiwan Semiconductor Manufacturing Co. Ltd.	294,464	566,543
TOTAL TAIWAN		1,315,939
Thailand - 0.3%
Siam Commercial Bank PCL (For. Reg.)	232,200	557,938
United Kingdom - 18.6%
Aberdeen Asset Management PLC	228,700	450,061
Aegis Group PLC	342,500	651,563
Anglo American PLC (United Kingdom) (a)	50,817	1,864,471
BAE Systems PLC	175,400	983,683
Barclays PLC	205,833	879,705
BP PLC sponsored ADR	47,600	2,671,312
Carphone Warehouse Group PLC	251,500	763,155
Centrica PLC	233,225	1,001,212
easyJet PLC (a)	169,400	1,052,037
HSBC Holdings PLC:
(United Kingdom) (Reg.)	164,239	1,758,216
sponsored ADR	38,500	2,060,135
Imperial Tobacco Group PLC	6,300	203,155
International Power PLC	106,057	541,451
Man Group PLC	235,340	881,991
Misys PLC (a)	225,200	769,110
National Grid PLC	64,100	643,784
Prudential PLC	253,551	2,322,130
Rio Tinto PLC (Reg.)	36,402	1,775,093
Royal Dutch Shell PLC Class A sponsored ADR	106,400	5,893,493
Vodafone Group PLC	272,400	581,940
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Vodafone Group PLC sponsored ADR	214,312	$ 4,599,136
Wolseley PLC (a)	48,662	1,070,574
TOTAL UNITED KINGDOM		33,417,407
TOTAL COMMON STOCKS (Cost $199,816,978)		175,268,219
Nonconvertible Preferred Stocks - 1.0%

Italy - 1.0%
Fiat SpA (Risparmio Shares)	64,000	515,130
Telecom Italia SpA (Risparmio Shares)	1,172,100	1,361,441
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,184,296)		1,876,571
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.17% (d)	837,400	837,400
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	3,766,133	3,766,133
TOTAL MONEY MARKET FUNDS (Cost $4,603,533)		4,603,533
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $206,604,807)		181,748,323
NET OTHER ASSETS - (1.2)%		(2,184,389)
NET ASSETS - 100%		$ 179,563,934
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 609
Fidelity Securities Lending Cash Central Fund	15,544
Total	$ 16,153
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 35,110,774	$ 26,155,011	$ 8,955,763	$ -
United Kingdom	33,417,407	15,224,076	18,193,331	-
France	19,705,967	9,071,460	10,634,507	-
Germany	15,754,250	4,158,092	11,596,158	-
Switzerland	10,619,337	2,585,489	8,033,848	-
Hong Kong	6,886,321	6,175,446	710,875	-
Italy	6,826,093	-	6,826,093	-
Australia	5,607,584	5,607,584	-	-
Canada	5,336,809	5,336,809	-	-
Other	37,880,248	21,023,715	16,856,533	-
Money Market Funds	4,603,533	4,603,533	-	-
Total Investments in Securities:	$ 181,748,323	$ 99,941,215	$ 81,807,108	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $207,436,040. Net unrealized depreciation aggregated $25,687,717, of which $12,134,702 related to appreciated investment securities and $37,822,419 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor International
Value Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Value Fund

1.844600.103

AFIV-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Australia - 3.1%
AMP Ltd.	46,791	$ 259,007
Macquarie Group Ltd.	45,136	2,001,961
Macquarie Infrastructure Group unit	593,083	637,187
MAp Group unit	194,275	477,570
Wesfarmers Ltd.	29,540	718,582
Westfield Group unit	135,393	1,513,277
TOTAL AUSTRALIA		5,607,584
Bailiwick of Jersey - 1.2%
Informa PLC	183,400	961,041
United Business Media Ltd.	76,900	522,071
WPP PLC	75,986	701,139
TOTAL BAILIWICK OF JERSEY		2,184,251
Bermuda - 1.0%
Seadrill Ltd.	80,900	1,835,686
Brazil - 1.2%
Banco do Brasil SA	29,100	431,946
Banco Santander (Brasil) SA ADR	75,400	907,816
Itau Unibanco Banco Multiplo SA ADR	22,033	422,152
Petroleo Brasileiro SA - Petrobras sponsored ADR	8,100	328,617
TOTAL BRAZIL		2,090,531
Canada - 3.0%
Open Text Corp. (a)	26,500	1,044,090
Petrobank Energy & Resources Ltd. (a)	13,500	666,983
Power Corp. of Canada (sub. vtg.)	24,600	645,540
Suncor Energy, Inc.	27,400	865,074
Toronto-Dominion Bank	35,900	2,115,122
TOTAL CANADA		5,336,809
China - 1.1%
China Merchants Bank Co. Ltd. (H Shares)	324,400	754,598
Industrial & Commercial Bank of China Ltd. (H Shares)	983,000	721,682
Nine Dragons Paper (Holdings) Ltd.	383,000	542,636
TOTAL CHINA		2,018,916
Denmark - 1.2%
Novo Nordisk AS Series B	11,892	804,558
Vestas Wind Systems AS (a)	24,805	1,304,608
TOTAL DENMARK		2,109,166
Common Stocks - continued
	Shares	Value
France - 11.0%
Accor SA	10,064	$ 507,714
AXA SA sponsored ADR (c)	206,500	4,251,835
BNP Paribas SA	37,902	2,707,506
Compagnie de St. Gobain	18,383	878,133
Pernod-Ricard SA	5,538	445,448
PPR SA	4,300	524,351
Sanofi-Aventis	6,400	473,227
Sanofi-Aventis sponsored ADR	47,700	1,755,837
Schneider Electric SA	6,417	661,984
Societe Generale Series A	37,307	2,158,401
Total SA:
Series B	5,400	312,073
sponsored ADR	53,200	3,063,788
Unibail-Rodamco	9,072	1,965,670
TOTAL FRANCE		19,705,967
Germany - 8.8%
Allianz AG sponsored ADR	161,500	1,766,810
BASF AG	16,700	947,830
Bayerische Motoren Werke AG (BMW)	21,041	896,852
Daimler AG	52,200	2,391,282
Deutsche Boerse AG	11,000	720,106
E.ON AG	151,801	5,571,707
Metro AG	13,300	725,470
Munich Re Group (Reg.)	18,304	2,734,193
TOTAL GERMANY		15,754,250
Greece - 0.5%
Hellenic Telecommunications Organization SA	61,294	839,733
Hong Kong - 3.8%
China Overseas Land & Investment Ltd.	272,038	487,737
China Resources Power Holdings Co. Ltd.	396,000	769,155
CNOOC Ltd.	507,000	710,875
Hutchison Whampoa Ltd.	119,000	814,643
Swire Pacific Ltd. (A Shares)	320,300	3,500,468
Techtronic Industries Co. Ltd.	727,500	603,443
TOTAL HONG KONG		6,886,321
Indonesia - 0.3%
PT Bank Rakyat Indonesia Tbk	741,000	606,273
Ireland - 0.9%
CRH PLC sponsored ADR (c)	68,800	1,691,792
Common Stocks - continued
	Shares	Value
Italy - 2.8%
Intesa Sanpaolo SpA	901,481	$ 3,431,488
UniCredit SpA	550,509	1,518,034
TOTAL ITALY		4,949,522
Japan - 19.6%
Credit Saison Co. Ltd.	47,600	592,693
Denso Corp.	39,800	1,174,997
East Japan Railway Co.	28,900	1,943,314
Honda Motor Co. Ltd.	27,400	928,510
Japan Retail Fund Investment Corp.	156	725,823
JSR Corp.	31,400	620,208
KDDI Corp.	101	533,139
Konica Minolta Holdings, Inc.	67,000	685,809
Miraca Holdings, Inc.	34,000	1,020,716
Mitsubishi Estate Co. Ltd.	25,000	406,558
Mitsubishi UFJ Financial Group, Inc.	574,100	2,954,196
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	65,600	336,528
Mitsui & Co. Ltd.	262,700	3,876,331
Nippon Electric Glass Co. Ltd.	31,000	438,197
Obic Co. Ltd.	3,880	725,539
ORIX Corp.	16,480	1,241,431
Promise Co. Ltd. (a)(c)	72,950	675,598
Seven & i Holdings Co., Ltd.	29,100	637,318
Sumitomo Corp.	149,400	1,686,480
Sumitomo Metal Industries Ltd.	330,000	910,269
Sumitomo Mitsui Financial Group, Inc.	47,600	1,547,646
Tokio Marine Holdings, Inc.	21,000	567,630
Tokuyama Corp.	49,000	260,009
Tokyo Electric Power Co.	49,400	1,332,547
Tokyo Gas Co., Ltd.	366,000	1,483,948
Toyota Motor Corp.	131,900	5,073,057
USS Co. Ltd.	11,900	722,411
Xebio Co. Ltd.	20,100	377,640
Yamada Denki Co. Ltd.	25,360	1,632,232
TOTAL JAPAN		35,110,774
Korea (South) - 0.4%
Shinhan Financial Group Co. Ltd. (a)	15,815	553,574
Shinhan Financial Group Co. Ltd. sponsored ADR	2,600	180,128
TOTAL KOREA (SOUTH)		733,702
Common Stocks - continued
	Shares	Value
Luxembourg - 1.2%
ArcelorMittal SA:
(Netherlands)	17,800	$ 689,064
(NY Shares) Class A (c)	37,300	1,442,764
TOTAL LUXEMBOURG		2,131,828
Mexico - 0.1%
America Movil SAB de CV Series L sponsored ADR	6,200	270,630
Netherlands - 2.3%
Gemalto NV (a)	25,400	1,008,317
ING Groep NV:
(Certificaten Van Aandelen) unit (a)	131,968	1,235,787
sponsored ADR (a)	38,700	363,780
Koninklijke Ahold NV	61,333	770,672
Koninklijke KPN NV	50,100	829,552
TOTAL NETHERLANDS		4,208,108
Norway - 1.1%
Aker Solutions ASA	46,400	619,202
DnB NOR ASA (a)	65,400	738,517
Orkla ASA (A Shares)	62,150	560,454
TOTAL NORWAY		1,918,173
Philippines - 0.3%
Philippine Long Distance Telephone Co. sponsored ADR	10,600	593,282
Portugal - 0.5%
Energias de Portugal SA	221,276	877,060
Russia - 0.3%
OAO Gazprom sponsored ADR	21,900	529,980
Singapore - 1.6%
DBS Group Holdings Ltd.	138,000	1,401,344
United Overseas Bank Ltd.	109,000	1,407,602
TOTAL SINGAPORE		2,808,946
South Africa - 1.3%
Impala Platinum Holdings Ltd.	51,800	1,342,127
MTN Group Ltd.	74,100	1,063,974
TOTAL SOUTH AFRICA		2,406,101
Spain - 3.0%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (c)	32,816	498,475
Banco Santander SA	45,099	639,525
Banco Santander SA sponsored ADR (c)	103,500	1,457,280
Common Stocks - continued
	Shares	Value
Spain - continued
Iberdrola SA	63,200	$ 538,058
Telefonica SA sponsored ADR	30,600	2,190,960
TOTAL SPAIN		5,324,298
Sweden - 0.5%
Telefonaktiebolaget LM Ericsson (B Shares)	85,435	827,915
Switzerland - 5.9%
Roche Holding AG (participation certificate)	28,353	4,756,586
Transocean Ltd. (a)	24,339	2,062,487
UBS AG (NY Shares) (a)	40,200	523,002
Zurich Financial Services AG (Reg.)	15,415	3,277,262
TOTAL SWITZERLAND		10,619,337
Taiwan - 0.7%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	178,100	749,396
Taiwan Semiconductor Manufacturing Co. Ltd.	294,464	566,543
TOTAL TAIWAN		1,315,939
Thailand - 0.3%
Siam Commercial Bank PCL (For. Reg.)	232,200	557,938
United Kingdom - 18.6%
Aberdeen Asset Management PLC	228,700	450,061
Aegis Group PLC	342,500	651,563
Anglo American PLC (United Kingdom) (a)	50,817	1,864,471
BAE Systems PLC	175,400	983,683
Barclays PLC	205,833	879,705
BP PLC sponsored ADR	47,600	2,671,312
Carphone Warehouse Group PLC	251,500	763,155
Centrica PLC	233,225	1,001,212
easyJet PLC (a)	169,400	1,052,037
HSBC Holdings PLC:
(United Kingdom) (Reg.)	164,239	1,758,216
sponsored ADR	38,500	2,060,135
Imperial Tobacco Group PLC	6,300	203,155
International Power PLC	106,057	541,451
Man Group PLC	235,340	881,991
Misys PLC (a)	225,200	769,110
National Grid PLC	64,100	643,784
Prudential PLC	253,551	2,322,130
Rio Tinto PLC (Reg.)	36,402	1,775,093
Royal Dutch Shell PLC Class A sponsored ADR	106,400	5,893,493
Vodafone Group PLC	272,400	581,940
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Vodafone Group PLC sponsored ADR	214,312	$ 4,599,136
Wolseley PLC (a)	48,662	1,070,574
TOTAL UNITED KINGDOM		33,417,407
TOTAL COMMON STOCKS (Cost $199,816,978)		175,268,219
Nonconvertible Preferred Stocks - 1.0%

Italy - 1.0%
Fiat SpA (Risparmio Shares)	64,000	515,130
Telecom Italia SpA (Risparmio Shares)	1,172,100	1,361,441
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,184,296)		1,876,571
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.17% (d)	837,400	837,400
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	3,766,133	3,766,133
TOTAL MONEY MARKET FUNDS (Cost $4,603,533)		4,603,533
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $206,604,807)		181,748,323
NET OTHER ASSETS - (1.2)%		(2,184,389)
NET ASSETS - 100%		$ 179,563,934
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 609
Fidelity Securities Lending Cash Central Fund	15,544
Total	$ 16,153
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 35,110,774	$ 26,155,011	$ 8,955,763	$ -
United Kingdom	33,417,407	15,224,076	18,193,331	-
France	19,705,967	9,071,460	10,634,507	-
Germany	15,754,250	4,158,092	11,596,158	-
Switzerland	10,619,337	2,585,489	8,033,848	-
Hong Kong	6,886,321	6,175,446	710,875	-
Italy	6,826,093	-	6,826,093	-
Australia	5,607,584	5,607,584	-	-
Canada	5,336,809	5,336,809	-	-
Other	37,880,248	21,023,715	16,856,533	-
Money Market Funds	4,603,533	4,603,533	-	-
Total Investments in Securities:	$ 181,748,323	$ 99,941,215	$ 81,807,108	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $207,436,040. Net unrealized depreciation aggregated $25,687,717, of which $12,134,702 related to appreciated investment securities and $37,822,419 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Japan Fund -
Japan Fund
Class F

January 31, 2010

1.813056.105

JPN-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.2%
	Shares	Value
CONSUMER DISCRETIONARY - 19.2%
Auto Components - 4.9%
Bridgestone Corp.	231,600	$ 3,712,476
Denso Corp.	553,100	16,328,918
NGK Spark Plug Co. Ltd.	204,000	2,375,141
NOK Corp.	364,400	5,433,504
Stanley Electric Co. Ltd.	1,034,200	19,820,161
Toyoda Gosei Co. Ltd.	150,500	4,168,051
		51,838,251
Automobiles - 5.5%
Honda Motor Co. Ltd.	832,100	28,197,571
Toyota Motor Corp.	571,000	21,961,450
Yamaha Motor Co. Ltd.	575,400	7,872,150
		58,031,171
Household Durables - 2.5%
Sekisui House Ltd.	2,253,000	21,339,481
Sony Corp.	144,300	4,812,376
		26,151,857
Leisure Equipment & Products - 1.4%
Nikon Corp.	732,400	15,099,106
Media - 1.8%
Fuji Media Holdings, Inc.	12,375	18,616,649
Multiline Retail - 1.0%
Isetan Mitsukoshi Holdings Ltd.	596,840	5,626,574
Takashimaya Co. Ltd. (c)	670,000	4,898,637
		10,525,211
Specialty Retail - 2.1%
Nishimatsuya Chain Co. Ltd. (c)	576,300	4,979,661
Shimachu Co. Ltd.	150,000	3,062,479
Yamada Denki Co. Ltd.	215,220	13,852,090
		21,894,230
TOTAL CONSUMER DISCRETIONARY		202,156,475
CONSUMER STAPLES - 1.6%
Beverages - 0.2%
Coca-Cola West Co. Ltd.	101,400	1,690,562
Food & Staples Retailing - 1.2%
FamilyMart Co. Ltd.	289,500	9,156,115
Seven & i Holdings Co., Ltd.	181,600	3,977,215
		13,133,330
Personal Products - 0.2%
Kose Corp.	101,100	2,043,951
TOTAL CONSUMER STAPLES		16,867,843

	Shares	Value
FINANCIALS - 24.5%
Capital Markets - 1.5%
Matsui Securities Co. Ltd. (c)	563,000	$ 3,848,133
Nomura Holdings, Inc.	1,559,900	11,661,609
		15,509,742
Commercial Banks - 9.1%
Chiba Bank Ltd.	1,299,000	7,857,029
Mitsubishi UFJ Financial Group, Inc.	6,716,400	34,561,161
Seven Bank Ltd.	1,656	3,459,860
Sumitomo Mitsui Financial Group, Inc.	915,100	29,753,167
Sumitomo Trust & Banking Co. Ltd.	3,585,000	19,976,237
		95,607,454
Consumer Finance - 3.2%
Credit Saison Co. Ltd.	863,400	10,750,654
ORIX Corp.	306,920	23,120,150
		33,870,804
Insurance - 6.9%
Mitsui Sumitomo Insurance Group Holdings, Inc.	230,300	5,778,547
Sompo Japan Insurance, Inc.	3,772,000	24,695,379
Sony Financial Holdings, Inc.	1,963	5,382,103
T&D Holdings, Inc.	1,789,100	37,121,792
		72,977,821
Real Estate Investment Trusts - 1.6%
Japan Real Estate Investment Corp.	1,060	8,889,110
Nomura Real Estate Office Fund, Inc.	1,412	8,165,104
		17,054,214
Real Estate Management & Development - 2.2%
Mitsubishi Estate Co. Ltd.	1,396,000	22,702,204
TOTAL FINANCIALS		257,722,239
HEALTH CARE - 1.5%
Health Care Providers & Services - 0.6%
Alfresa Holdings Corp.	159,600	6,585,909
Pharmaceuticals - 0.9%
Astellas Pharma, Inc.	137,400	5,083,815
Daiichi Sankyo Kabushiki Kaisha	202,500	4,221,834
		9,305,649
TOTAL HEALTH CARE		15,891,558
INDUSTRIALS - 17.4%
Air Freight & Logistics - 0.5%
Yamato Holdings Co. Ltd.	420,000	5,783,316
Building Products - 1.9%
Asahi Glass Co. Ltd.	868,000	8,711,731
Daikin Industries Ltd.	296,900	11,034,668
		19,746,399
Construction & Engineering - 0.2%
Kandenko Co. Ltd.	280,000	1,786,640
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 2.3%
Mitsubishi Electric Corp. (a)	1,586,000	$ 12,421,646
Sumitomo Electric Industries Ltd.	888,700	11,705,597
		24,127,243
Machinery - 3.5%
Fanuc Ltd.	58,300	5,592,976
JTEKT Corp.	475,700	5,433,108
Kubota Corp.	977,000	8,799,169
NGK Insulators Ltd.	390,000	8,511,133
NSK Ltd.	1,095,000	7,969,591
		36,305,977
Marine - 0.2%
Mitsui O.S.K. Lines Ltd.	369,000	2,313,659
Road & Rail - 1.8%
East Japan Railway Co.	261,300	17,570,521
Nippon Express Co. Ltd.	277,000	1,166,057
		18,736,578
Trading Companies & Distributors - 5.8%
Itochu Corp.	1,338,000	10,494,117
Mitsubishi Corp.	681,700	16,515,762
Mitsui & Co. Ltd.	1,473,000	21,735,193
Sumitomo Corp.	1,079,900	12,190,296
		60,935,368
Transportation Infrastructure - 1.2%
The Sumitomo Warehouse Co. Ltd.	2,944,000	12,947,468
TOTAL INDUSTRIALS		182,682,648
INFORMATION TECHNOLOGY - 14.5%
Computers & Peripherals - 0.7%
Fujitsu Ltd.	1,223,000	7,532,823
Electronic Equipment & Components - 6.0%
Fujifilm Holdings Corp.	30,500	976,819
Horiba Ltd.	197,200	4,729,567
Ibiden Co. Ltd.	214,100	7,352,498
Kyocera Corp.	17,900	1,619,975
Nippon Electric Glass Co. Ltd.	747,000	10,559,122
Yamatake Corp.	835,400	18,351,591
Yaskawa Electric Corp.	1,427,000	11,840,290
Yokogawa Electric Corp.	893,000	7,221,557
		62,651,419
Internet Software & Services - 0.3%
Yahoo! Japan Corp.	7,758	2,943,519
IT Services - 0.5%
NTT Data Corp.	1,701	5,295,015
Office Electronics - 5.8%
Canon, Inc.	1,106,000	43,229,008

	Shares	Value
Konica Minolta Holdings, Inc.	1,313,000	$ 13,439,813
Ricoh Co. Ltd.	286,000	4,099,745
		60,768,566
Semiconductors & Semiconductor Equipment - 1.2%
ROHM Co. Ltd.	83,300	5,619,774
Tokyo Electron Ltd.	117,100	7,160,651
		12,780,425
TOTAL INFORMATION TECHNOLOGY		151,971,767
MATERIALS - 6.3%
Chemicals - 4.7%
JSR Corp.	754,700	14,906,725
Nissan Chemical Industries Co. Ltd.	588,000	7,764,440
Nitto Denko Corp.	311,600	11,995,236
Shin-Etsu Chemical Co., Ltd.	164,300	8,609,050
Ube Industries Ltd.	950,000	2,462,612
Zeon Corp.	695,000	3,433,810
		49,171,873
Metals & Mining - 1.6%
Nippon Steel Corp.	1,036,000	3,775,828
Sumitomo Metal Industries Ltd.	4,927,000	13,590,594
		17,366,422
TOTAL MATERIALS		66,538,295
TELECOMMUNICATION SERVICES - 5.5%
Wireless Telecommunication Services - 5.5%
NTT DoCoMo, Inc.	38,348	57,400,219
UTILITIES - 0.7%
Gas Utilities - 0.7%
Tokyo Gas Co., Ltd.	1,784,000	7,233,233
TOTAL COMMON STOCKS (Cost $1,073,719,953)		958,464,277
Money Market Funds - 9.5%

Fidelity Cash Central Fund, 0.17% (d)	93,813,862	93,813,862
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	6,281,675	6,281,675
TOTAL MONEY MARKET FUNDS (Cost $100,095,537)		100,095,537
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,173,815,490)	1,058,559,814
NET OTHER ASSETS - (0.7)%	(7,636,231)
NET ASSETS - 100%	$ 1,050,923,583
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,279
Fidelity Securities Lending Cash Central Fund	10,944
Total	$ 42,223
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 202,156,475	$ 147,185,078	$ 54,971,397	$ -
Consumer Staples	16,867,843	16,867,843	-	-
Financials	257,722,239	211,499,469	46,222,770	-
Health Care	15,891,558	15,891,558	-	-
Industrials	182,682,648	182,682,648	-	-
Information Technology	151,971,767	106,145,965	45,825,802	-
Materials	66,538,295	66,538,295	-	-
Telecommunication Services	57,400,219	-	57,400,219	-
Utilities	7,233,233	7,233,233	-	-
Money Market Funds	100,095,537	100,095,537	-	-
Total Investments in Securities:	$ 1,058,559,814	$ 854,139,626	$ 204,420,188	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $1,202,364,100. Net unrealized depreciation aggregated $143,804,286, of which $46,753,437 related to appreciated investment securities and $190,557,723 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Japan Smaller Companies Fund

January 31, 2010

1.813017.105

JSC-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 32.5%
Auto Components - 8.3%
Koito Manufacturing Co. Ltd.	264,000	$ 4,638,351
Nippon Seiki Co. Ltd.	50,000	552,232
Nissin Kogyo Co. Ltd.	51,900	804,344
Stanley Electric Co. Ltd.	1,004,100	19,243,303
Toyoda Gosei Co. Ltd.	169,400	4,691,481
Yachiyo Industry Co. Ltd.	97,000	722,100
		30,651,811
Automobiles - 5.0%
Fuji Heavy Industries Ltd. (a)	340,000	1,600,753
Honda Motor Co. Ltd.	445,200	15,086,598
Mazda Motor Corp. (a)	645,000	1,750,582
		18,437,933
Hotels, Restaurants & Leisure - 0.3%
Kappa Create Co. Ltd. (c)	67,200	1,359,335
Household Durables - 6.7%
Arnest One Corp. (c)	857,300	9,041,205
Haseko Corp. (a)	4,388,500	3,694,760
Hitachi Koki Co. Ltd. (c)	258,500	2,766,268
Sanyo Electric Co. Ltd. (a)	911,000	1,533,976
Sony Corp.	231,900	7,733,819
		24,770,028
Internet & Catalog Retail - 4.2%
DeNA Co. Ltd. (c)	1,132	6,545,962
Rakuten, Inc.	2,165	1,772,388
Start Today Co. Ltd. (c)	3,784	7,142,944
		15,461,294
Leisure Equipment & Products - 0.7%
Kimoto Co. Ltd.	203,300	2,044,936
SHIMANO, Inc.	14,600	599,236
		2,644,172
Media - 1.3%
CyberAgent, Inc. (c)	2,284	3,997,696
Opt, Inc.	664	915,786
		4,913,482
Multiline Retail - 0.9%
Ryohin Keikaku Co. Ltd.	71,500	3,045,502
Zakkaya Bulldog Co. Ltd.	61,300	188,782
		3,234,284
Specialty Retail - 4.9%
ABC-Mart, Inc.	6,400	197,807
Megane TOP Co. Ltd. (c)	722,190	7,448,309
Point, Inc.	184,850	10,607,322
		18,253,438
Textiles, Apparel & Luxury Goods - 0.2%
Japan Vilene Co. Ltd.	162,000	744,766
TOTAL CONSUMER DISCRETIONARY		120,470,543

	Shares	Value
CONSUMER STAPLES - 5.5%
Food & Staples Retailing - 0.1%
Aeon Co. Ltd.	60,300	$ 602,532
Household Products - 5.4%
Pigeon Corp.	305,400	11,993,386
Uni-Charm Corp.	83,100	7,898,504
		19,891,890
TOTAL CONSUMER STAPLES		20,494,422
FINANCIALS - 21.3%
Capital Markets - 2.2%
Nomura Holdings, Inc.	1,107,300	8,278,030
Commercial Banks - 2.8%
Mitsubishi UFJ Financial Group, Inc.	210,300	1,082,159
Sumitomo Mitsui Financial Group, Inc.	288,300	9,373,662
		10,455,821
Consumer Finance - 5.7%
ORIX Corp.	266,400	20,067,803
Promise Co. Ltd. (a)(c)	116,200	1,076,140
		21,143,943
Diversified Financial Services - 5.1%
Japan Securities Finance Co. Ltd.	481,100	3,975,857
Osaka Securities Exchange Co. Ltd.	2,651	14,742,461
		18,718,318
Insurance - 3.0%
Aioi Insurance Co. Ltd.	672,000	3,201,063
Fuji Fire & Marine Insurance Co. Ltd. (a)	3,149,000	3,488,423
T&D Holdings, Inc.	218,300	4,529,477
		11,218,963
Real Estate Management & Development - 2.5%
Airport Facilities Co. Ltd.	182,700	969,462
Nisshin Fudosan Co. Ltd.	67,700	285,739
Nomura Real Estate Holdings, Inc.	71,400	1,074,124
Shoei Co.	309,300	2,412,177
Takara Leben Co. Ltd. (a)	336,300	2,525,882
Toc Co. Ltd.	115,500	458,059
Toho Real Estate Co. Ltd.	35,300	192,005
Tokyo Tatemono Co. Ltd.	309,000	1,225,457
		9,142,905
TOTAL FINANCIALS		78,957,980
HEALTH CARE - 1.9%
Biotechnology - 1.0%
Sosei Group Corp. (a)	3,606	3,719,049
Health Care Equipment & Supplies - 0.7%
Sysmex Corp.	42,700	2,393,508
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 0.2%
Mitsubishi Tanabe Pharma Corp.	56,000	$ 795,303
TOTAL HEALTH CARE		6,907,860
INDUSTRIALS - 14.5%
Building Products - 6.9%
Central Glass Co. Ltd.	190,000	785,089
Daikin Industries Ltd.	523,700	19,463,979
Nichias Corp. (a)	1,133,000	4,192,112
Nippon Sheet Glass Co. Ltd.	211,000	546,959
Shinko Kogyo Co. Ltd.	232,000	783,870
		25,772,009
Construction & Engineering - 0.1%
Yahagi Construction Co. Ltd.	53,000	315,287
Electrical Equipment - 4.2%
Mitsubishi Electric Corp. (a)	418,000	3,273,801
Nippon Carbon Co. Ltd.	344,000	979,373
NPC, Inc. (c)	105,500	2,640,130
Panasonic Electric Works Co., Ltd.	793,000	8,714,478
		15,607,782
Machinery - 2.4%
HIRANO TECSEED Co. Ltd.	172,000	1,857,760
Kubota Corp.	229,000	2,062,446
Miura Co. Ltd.	60,600	1,566,188
Nitta Corp.	228,100	3,350,621
		8,837,015
Professional Services - 0.0%
Outsourcing, Inc.	390	154,453
Road & Rail - 0.6%
West Japan Railway Co.	654	2,256,796
Trading Companies & Distributors - 0.3%
Itochu Corp.	132,000	1,035,294
TOTAL INDUSTRIALS		53,978,636
INFORMATION TECHNOLOGY - 14.9%
Computers & Peripherals - 2.4%
Mutoh Holdings Co. Ltd. (a)	270,000	424,726
Toshiba Corp. (a)	1,535,000	8,451,257
		8,875,983
Electronic Equipment & Components - 1.5%
Horiba Ltd.	87,100	2,088,972

	Shares	Value
Nippon Chemi-con Corp. (a)	397,000	$ 1,468,904
Origin Electric Co. Ltd.	489,000	2,150,581
		5,708,457
Internet Software & Services - 4.4%
GREE, Inc.	81,000	4,719,840
Kakaku.com, Inc. (c)	2,077	7,661,914
mixi, Inc. (a)(c)	607	4,088,357
		16,470,111
IT Services - 0.2%
CAC Corp.	72,700	505,767
SBI VeriTrans Co., Ltd.	562	273,000
		778,767
Office Electronics - 0.8%
Ricoh Co. Ltd.	196,000	2,809,615
Semiconductors & Semiconductor Equipment - 5.2%
Elpida Memory, Inc. (a)	727,000	12,893,840
Ferrotec Corp. (c)	325,300	3,783,815
Samco, Inc.	20,300	483,494
Sumco Corp.	132,900	2,293,765
		19,454,914
Software - 0.4%
Nintendo Co. Ltd.	4,700	1,310,298
TOTAL INFORMATION TECHNOLOGY		55,408,145
MATERIALS - 7.3%
Chemicals - 5.2%
Ishihara Sangyo Kaisha Ltd. (a)	2,467,000	1,885,709
JSR Corp.	140,300	2,771,185
Kanto Denka Kogyo Co. Ltd. (c)	586,000	4,044,289
Stella Chemifa Corp. (c)	104,400	5,424,127
Tanaka Chemical Corp. (c)	92,000	1,811,056
Toda Kogyo Corp. (c)	364,000	2,447,635
Ube Industries Ltd.	373,000	966,899
		19,350,900
Metals & Mining - 2.1%
Chuo Denki Kogyo Co. Ltd.	71,200	513,473
Sumitomo Metal Mining Co. Ltd.	56,000	782,896
Tokyo Rope Manufacturing Co. Ltd. (c)	748,000	1,889,265
Toyo Kohan Co. Ltd.	388,000	1,977,179
Yamato Kogyo Co. Ltd.	77,700	2,458,305
		7,621,118
TOTAL MATERIALS		26,972,018
TELECOMMUNICATION SERVICES - 1.4%
Wireless Telecommunication Services - 1.4%
SOFTBANK CORP.	198,500	5,059,804
TOTAL COMMON STOCKS (Cost $331,601,046)		368,249,408
Money Market Funds - 8.5%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (d)	3,443,743	$ 3,443,743
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	27,924,464	27,924,464
TOTAL MONEY MARKET FUNDS (Cost $31,368,207)		31,368,207
TOTAL INVESTMENT PORTFOLIO - 107.8% (Cost $362,969,253)	399,617,615
NET OTHER ASSETS - (7.8)%	(28,862,092)
NET ASSETS - 100%	$ 370,755,523
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 538
Fidelity Securities Lending Cash Central Fund	236,379
Total	$ 236,917
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 120,470,543	$ 97,650,126	$ 22,820,417	$ -
Consumer Staples	20,494,422	20,494,422	-	-
Financials	78,957,980	69,597,791	9,360,189	-
Health Care	6,907,860	6,907,860	-	-
Industrials	53,978,636	53,978,636	-	-
Information Technology	55,408,145	54,097,847	1,310,298	-
Materials	26,972,018	26,972,018	-	-
Telecommunication Services	5,059,804	5,059,804	-	-
Money Market Funds	31,368,207	31,368,207	-	-
Total Investments in Securities:	$ 399,617,615	$ 366,126,711	$ 33,490,904	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $371,611,458. Net unrealized appreciation aggregated $28,006,157, of which $54,355,836 related to appreciated investment securities and $26,349,679 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Latin America Fund

January 31, 2010

1.813035.105

LAF-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Bermuda - 1.0%
Dufry South America Ltd. unit	1,588,954	$ 30,936,134
GP Investments, Ltd. unit (a)	2,604,977	12,990,336
TOTAL BERMUDA		43,926,470
Brazil - 64.2%
AES Tiete SA (PN) (non-vtg.)	6,179,500	61,631,088
Banco Bradesco SA:
(PN)	3,038,420	50,242,733
(PN) sponsored ADR	5,602,410	92,775,910
Brascan Residential Properties SA	4,585,300	19,946,663
Centrais Eletricas Brasileiras SA (Electrobras):
(PN-B) sponsored ADR (c)	1,977,000	36,040,710
sponsored ADR	1,729,300	36,799,504
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR (c)	1,602,626	148,339,063
sponsored ADR	66,745	5,232,808
Companhia de Concessoes Rodoviarias	1,824,400	38,239,811
Companhia de Saneamento de Minas Gerais	61,112	829,956
Companhia Energetica de Minas Gerais (CEMIG):
(PN)	450,800	7,463,909
(PN) sponsored ADR (non-vtg.) (c)	5,183,774	86,413,513
CPFL Energia SA sponsored ADR (c)	418,033	24,701,570
Eletropaulo Metropolitana SA (PN-B)	810,560	15,437,190
Equatorial Energia SA	4,563,223	41,153,735
Gerdau SA sponsored ADR	884,400	11,895,180
Itau Unibanco Banco Multiplo SA	4,381,137	83,532,129
Itau Unibanco Banco Multiplo SA ADR	11,472,462	219,812,372
Light SA	736,900	9,788,847
Lojas Americanas SA (PN)	5,500,000	38,602,122
Net Servicos de Comunicacao SA:
sponsored ADR	549,700	6,502,951
(PN) (a)	8,256,300	95,703,000
Odontoprev SA	375,100	11,340,556
OGX Petroleo e Gas Participacoes SA	4,758,500	42,536,194
Petroleo Brasileiro SA - Petrobras:
(ON)	388,200	7,823,723
(PN) (non-vtg.)	7,321,360	132,056,361
(PN) sponsored ADR (non-vtg.)	5,302,950	191,330,436
sponsored ADR (c)	6,174,720	250,508,390
Souza Cruz Industria Comerico	2,026,100	65,060,919
TAM SA (PN) sponsored ADR (ltd. vtg.)	4,357,900	79,488,096
Tele Norte Leste Participacoes SA:
(ON)	796,500	16,770,867
sponsored ADR (non-vtg.) (c)	2,258,700	40,250,034
TIM Participacoes SA	6,966,500	18,293,992
TIM Participacoes SA sponsored ADR (non-vtg.) (c)	1,070,000	28,108,900

	Shares	Value
Usinas Siderurgicas de Minas Gerais SA - Usiminas:
(ON)	603,375	$ 15,883,007
(PN-A) (non-vtg.)	1,885,750	49,389,643
Vale SA:
(PN-A)	1,842,200	41,095,231
(PN-A) sponsored ADR (c)	14,851,500	335,346,871
sponsored ADR (c)	5,490,600	141,602,574
Vivo Participacoes SA:
(PN)	819,986	23,059,659
sponsored ADR (c)	3,115,900	87,214,041
TOTAL BRAZIL		2,708,244,258
Canada - 0.5%
Jaguar Mining, Inc. (a)	1,506,700	14,780,962
Silver Standard Resources, Inc. (a)	209,200	3,640,080
Silver Wheaton Corp. (a)	279,000	3,848,546
TOTAL CANADA		22,269,588
Chile - 10.1%
Banco de Credito e Inversiones	232,542	8,632,015
Banco Santander Chile sponsored ADR (c)	1,270,275	78,541,103
CAP SA	3,761,744	120,653,387
Cencosud SA	3,441,067	12,143,827
Compania Cervecerias Unidas SA	2,342,923	18,152,171
Compania Cervecerias Unidas SA sponsored ADR	232,257	8,953,507
Empresa Nacional de Electricidad SA	16,797,039	28,649,810
Empresa Nacional de Electricidad SA sponsored ADR (c)	200,699	10,225,614
Empresas La Polar SA	825,361	4,619,207
Enersis SA	46,479,968	21,367,765
Enersis SA sponsored ADR (c)	2,919,600	67,034,016
SACI Falabella	1,794,174	10,126,641
Vina Concha y Toro SA	6,539,741	15,001,122
Vina Concha y Toro SA sponsored ADR	424,250	19,579,138
TOTAL CHILE		423,679,323
Colombia - 0.2%
BanColombia SA sponsored ADR (c)	162,672	7,011,163
Luxembourg - 0.9%
Millicom International Cellular SA	466,250	33,252,950
Ternium SA sponsored ADR (a)(c)	139,500	4,151,520
TOTAL LUXEMBOURG		37,404,470
Mexico - 18.5%
America Movil SAB de CV:
Series L	2,463,900	5,392,039
Series L sponsored ADR	6,573,156	286,918,259
Bolsa Mexicana de Valores SA de CV (a)	3,720,100	4,696,367
Cemex SA de CV sponsored ADR	1,859,900	17,092,481
Coca-Cola FEMSA SAB de CV sponsored ADR	409,115	25,328,310
Common Stocks - continued
	Shares	Value
Mexico - continued
Fomento Economico Mexicano SAB de CV sponsored ADR	1,916,995	$ 80,820,509
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	2,865,543	90,006,706
Grupo Bimbo SAB de CV Series A	3,626,200	22,805,941
Grupo Modelo SAB de CV Series C (a)	6,744,400	33,288,935
Grupo Televisa SA de CV (CPO) sponsored ADR	1,856,200	36,270,148
Industrias Penoles SA de CV	842,655	15,589,628
Telefonos de Mexico SA de CV:
Series L	7,622,000	6,171,990
Series L sponsored ADR	1,288,746	20,813,248
Wal-Mart de Mexico SA de CV Series V (c)	30,387,216	134,742,423
TOTAL MEXICO		779,936,984
Panama - 0.8%
Copa Holdings SA Class A	663,400	34,483,532
Peru - 2.6%
Compania de Minas Buenaventura SA sponsored ADR	3,457,352	108,837,441
United States of America - 0.7%
NII Holdings, Inc. (a)	721,600	23,625,184
Southern Copper Corp.	279,000	7,429,770
TOTAL UNITED STATES OF AMERICA		31,054,954
TOTAL COMMON STOCKS (Cost $2,819,399,529)		4,196,848,183
Money Market Funds - 6.1%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (d)	13,955,618	$ 13,955,618
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	244,255,850	244,255,850
TOTAL MONEY MARKET FUNDS (Cost $258,211,468)		258,211,468
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $3,077,610,997)	4,455,059,651
NET OTHER ASSETS - (5.6)%	(236,750,452)
NET ASSETS - 100%	$ 4,218,309,199
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,752
Fidelity Securities Lending Cash Central Fund	122,467
Total	$ 154,219
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 2,708,244,258	$ 2,707,414,302	$ 829,956	$ -
Mexico	779,936,984	779,936,984	-	-
Chile	423,679,323	423,679,323	-	-
Peru	108,837,441	108,837,441	-	-
Bermuda	43,926,470	43,926,470	-	-
Luxembourg	37,404,470	37,404,470	-	-
Panama	34,483,532	34,483,532	-	-
United States of America	31,054,954	31,054,954	-	-
Canada	22,269,588	22,269,588	-	-
Other	7,011,163	7,011,163	-	-
Money Market Funds	258,211,468	258,211,468	-	-
Total Investments in Securities:	$ 4,455,059,651	$ 4,454,229,695	$ 829,956	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $3,107,950,226. Net unrealized appreciation aggregated $1,347,109,425, of which $1,480,727,269 related to appreciated investment securities and $133,617,844 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Nordic Fund

January 31, 2010

1.813058.105

NOR-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Bermuda - 3.2%
Northern Offshore Ltd. (a)	1,155,000	$ 1,997,698
Scorpion Offshore Ltd. (a)	319,500	1,389,222
Seadrill Ltd. (c)	328,300	7,449,389
TOTAL BERMUDA		10,836,309
Denmark - 20.5%
A.P. Moller - Maersk AS:
Series A	513	3,841,226
Series B	881	6,874,801
Carlsberg AS Series B	99,600	7,427,954
Coloplast AS Series B	35,600	3,860,728
Danske Bank AS (a)	374,453	8,893,863
Flsmidth & Co. A/S	84,300	5,371,459
Novo Nordisk AS Series B	268,804	18,186,029
Novozymes AS Series B	45,700	4,679,401
Vestas Wind Systems AS (a)	82,400	4,333,792
William Demant Holding AS (a)	64,900	5,064,796
TOTAL DENMARK		68,534,049
Finland - 13.5%
Fortum Corp.	295,463	7,497,587
Kone Oyj (B Shares)	107,660	4,335,980
Neste Oil Oyj	83,400	1,364,372
Nokia Corp.	1,088,713	14,938,886
Nokian Tyres PLC (c)	141,900	3,430,607
Outokumpu Oyj (A Shares)	192,115	3,467,209
Sampo OYJ (A Shares)	278,700	6,732,082
Wartsila Corp.	74,400	3,501,669
TOTAL FINLAND		45,268,392
Iceland - 0.2%
Ossur hf (a)	441,370	559,047
Norway - 17.9%
DnB NOR ASA (a)	872,500	9,852,543
Norsk Hydro ASA (a)	755,200	5,476,919
Orkla ASA (A Shares)	534,400	4,819,093
Pronova BioPharma ASA (a)	466,300	1,372,014
Schibsted ASA (B Shares) (a)	80,000	1,753,654
Sevan Marine ASA (a)(c)	851,000	1,224,902
StatoilHydro ASA	645,496	14,485,654
Storebrand ASA (A Shares) (a)	701,500	4,904,199
Telenor ASA (a)	716,500	9,311,970
Yara International ASA	164,400	6,863,569
TOTAL NORWAY		60,064,517
Sweden - 43.8%
Assa Abloy AB (B Shares)	130,200	2,246,493
Atlas Copco AB (A Shares)	394,900	5,353,590
Bilia AB (A Shares) (a)	181,000	1,771,048
Electrolux AB (B Shares) (a)	198,000	4,664,509
Elekta AB (B Shares)	89,000	2,087,818
H&M Hennes & Mauritz AB (B Shares)	178,807	10,522,027

	Shares	Value
Intrum Justitia AB	100,600	$ 1,224,693
Investor AB (B Shares)	340,598	5,995,557
Lundin Petroleum AB (a)	162,200	1,232,545
Modern Times Group MTG AB (B Shares)	57,450	2,634,460
Nordea Bank AB (c)	1,680,100	15,408,278
Rezidor Hotel Group AB (a)	628,900	2,242,301
Sandvik AB	967,100	10,508,254
Scania AB (B Shares)	422,000	5,184,481
Skandinaviska Enskilda Banken AB (A Shares) (a)	863,300	5,112,621
Skanska AB (B Shares)	399,674	6,184,308
SKF AB (B Shares)	454,100	7,015,778
SSAB Svenskt Stal AB:
(A Shares)	263,100	4,252,377
(B Shares)	53,400	790,413
Svenska Cellulosa AB (SCA) (B Shares)	166,000	2,236,366
Svenska Handelsbanken AB (A Shares)	389,700	10,153,877
Swedbank AB (A Shares)	777,958	6,693,666
Swedish Match Co.	85,800	1,796,576
TELE2 AB (B Shares)	142,050	2,001,122
Telefonaktiebolaget LM Ericsson (B Shares)	1,374,286	13,317,629
TeliaSonera AB	1,197,000	8,051,489
Volvo AB (B Shares)	973,900	8,202,934
TOTAL SWEDEN		146,885,210
TOTAL COMMON STOCKS (Cost $288,635,807)		332,147,524
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 0.17% (d)	5,001,935	5,001,935
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	12,030,630	12,030,630
TOTAL MONEY MARKET FUNDS (Cost $17,032,565)		17,032,565
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $305,668,372)	349,180,089
NET OTHER ASSETS - (4.2)%	(14,111,113)
NET ASSETS - 100%	$ 335,068,976
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,149
Fidelity Securities Lending Cash Central Fund	7,267
Total	$ 8,416
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Sweden	$ 146,885,210	$ -	$ 146,885,210	$ -
Denmark	68,534,049	-	68,534,049	-
Norway	60,064,517	-	60,064,517	-
Finland	45,268,392	-	45,268,392	-
Bermuda	10,836,309	-	10,836,309	-
Iceland	559,047	-	559,047	-
Money Market Funds	17,032,565	17,032,565	-	-
Total Investments in Securities:	$ 349,180,089	$ 17,032,565	$ 332,147,524	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $309,641,936. Net unrealized appreciation aggregated $39,538,153, of which $61,538,083 related to appreciated investment securities and $21,999,930 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Overseas Fund -
Overseas
Class K
Class F

January 31, 2010

1.813070.105

OVE-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Australia - 2.0%
Macquarie Group Ltd.	475,663	$ 21,097,547
National Australia Bank Ltd.	1,888,338	44,031,647
Qantas Airways Ltd.	10,974,903	27,560,945
Westfield Group unit	4,096,322	45,784,263
TOTAL AUSTRALIA		138,474,402
Austria - 0.6%
Wienerberger AG (a)	2,175,918	40,691,747
Bailiwick of Jersey - 1.1%
Shire PLC	1,533,858	30,377,310
WPP PLC	4,825,683	44,527,574
TOTAL BAILIWICK OF JERSEY		74,904,884
Belgium - 1.0%
Anheuser-Busch InBev SA NV	1,467,654	73,236,258
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,312,640	43,454
TOTAL BELGIUM		73,279,712
Canada - 0.6%
Harry Winston Diamond Corp. (d)	4,282,574	39,369,403
Cayman Islands - 0.4%
Shanda Games Ltd. sponsored ADR (c)	3,226,600	27,426,100
France - 13.8%
Accor SA	776,876	39,192,230
Alstom SA	632,700	42,243,864
Atos Origin SA (a)	742,044	34,509,339
AXA SA	2,184,537	44,979,811
BNP Paribas SA	708,726	50,627,409
Carrefour SA	991,435	48,369,702
Compagnie de St. Gobain	947,517	45,261,724
Danone	1,624,466	92,888,567
LVMH Moet Hennessy - Louis Vuitton	401,637	43,758,786
Pernod-Ricard SA (c)	2,126,367	171,034,072
Sanofi-Aventis	1,142,068	84,446,524
Schneider Electric SA	449,277	46,347,826
Societe Generale Series A	539,408	31,207,520
Total SA Series B	1,805,001	104,313,285
Veolia Environnement	2,182,400	71,652,670
Wendel (c)	398,000	21,614,202
TOTAL FRANCE		972,447,531
Germany - 10.7%
Bayer AG	507,713	34,582,593
Daimler AG	758,200	34,733,142
Deutsche Bank AG (NY Shares)	537,300	32,759,181
Deutsche Boerse AG	1,492,392	97,698,275
Deutsche Postbank AG (a)	1,003,500	30,553,276
E.ON AG	1,460,957	53,622,992
Fresenius Medical Care AG & Co. KGaA	1,089,900	54,971,338
HeidelbergCement AG	1,924,829	115,990,431
Linde AG	341,697	37,352,109
Munich Re Group (Reg.)	342,314	51,133,776

	Shares	Value
SAP AG	2,669,782	$ 120,994,523
Siemens AG (Reg.) (c)	680,607	60,648,891
Software AG (Bearer)	275,300	31,295,505
TOTAL GERMANY		756,336,032
Greece - 1.0%
Greek Organization of Football Prognostics S.A.	1,079,300	23,545,594
Hellenic Telecommunications Organization SA	3,248,025	44,498,231
TOTAL GREECE		68,043,825
Hong Kong - 1.8%
China Unicom (Hong Kong) Ltd. sponsored ADR (c)	6,471,000	72,475,200
Hutchison Whampoa Ltd.	8,144,000	55,751,724
TOTAL HONG KONG		128,226,924
India - 0.4%
Reliance Industries Ltd.	1,328,781	30,139,202
Ireland - 0.6%
Covidien PLC	775,200	39,194,112
CRH PLC	7,092	170,302
TOTAL IRELAND		39,364,414
Italy - 3.5%
Bulgari SpA (c)	11,834,481	96,802,066
ENI SpA	1,317,674	30,623,405
Intesa Sanpaolo SpA	21,122,301	80,402,051
Saipem SpA	430,855	13,948,848
UniCredit SpA	9,824,524	27,091,221
TOTAL ITALY		248,867,591
Japan - 20.8%
Aeon Co. Ltd.	1,425,600	14,244,945
Bridgestone Corp.	1,312,100	21,032,554
Canon, Inc. sponsored ADR (c)	1,173,400	45,891,674
East Japan Railway Co.	1,229,600	82,681,640
Inpex Corp.	2,771	20,259,886
Japan Tobacco, Inc.	10,107	36,612,262
JFE Holdings, Inc.	1,299,000	45,472,913
Kawasaki Kisen Kaisha Ltd. (a)	7,395,000	26,296,609
Kenedix, Inc. (a)(c)	50,975	15,794,513
Keyence Corp.	110,000	25,382,740
Kose Corp.	692,300	13,996,316
Kyocera Corp.	161,900	14,652,176
Marui Group Co. Ltd.	3,072,000	19,057,493
Mazda Motor Corp. (a)	48,159,000	130,707,372
Mitsubishi Corp.	1,439,800	34,882,491
Mitsubishi UFJ Financial Group, Inc.	12,389,800	63,755,266
Mitsui & Co. Ltd.	1,863,000	27,489,929
Mitsui Chemicals, Inc.	8,094,000	21,698,769
Mizuho Financial Group, Inc.	11,887,600	23,045,640
Nomura Holdings, Inc.	2,595,300	19,402,124
Common Stocks - continued
	Shares	Value
Japan - continued
Nomura Real Estate Office Fund, Inc.	1,700	$ 9,830,508
NTT DoCoMo, Inc.	28,727	42,999,271
Omron Corp.	5,076,500	101,170,080
Promise Co. Ltd. (a)(c)	2,466,350	22,841,127
Ricoh Co. Ltd.	8,576,000	122,935,012
SKY Perfect JSAT Holdings, Inc.	28,697	12,286,906
SOFTBANK CORP.	630,300	16,066,470
Sompo Japan Insurance, Inc.	4,997,000	32,715,485
Sony Corp.	638,700	21,300,518
Sony Financial Holdings, Inc.	7,256	19,894,316
Sumitomo Mitsui Financial Group, Inc.	2,047,800	66,581,287
Tokio Marine Holdings, Inc.	801,600	21,667,264
Tokyo Broadcasting System Holding	1,351,600	20,243,305
Tokyo Electron Ltd.	298,000	18,222,665
Tokyo Gas Co., Ltd.	12,760,000	51,735,458
Toshiba Corp. (a)	9,049,000	49,821,123
Toyota Motor Corp. sponsored ADR (c)	1,535,298	118,217,946
Yahoo! Japan Corp.	47,450	18,003,350
TOTAL JAPAN		1,468,889,403
Luxembourg - 1.2%
ArcelorMittal SA (NY Shares) Class A (c)	1,364,200	52,767,256
Millicom International Cellular SA	455,300	32,471,996
TOTAL LUXEMBOURG		85,239,252
Marshall Islands - 0.9%
Teekay Corp.	2,633,600	65,734,656
Netherlands - 0.8%
Akzo Nobel NV	538,463	32,051,804
ING Groep NV (Certificaten Van Aandelen) unit (a)	2,731,800	25,581,384
TOTAL NETHERLANDS		57,633,188
Norway - 0.7%
Aker Solutions ASA	2,646,000	35,310,508
Sevan Marine ASA (a)(c)	11,358,803	16,349,492
TOTAL NORWAY		51,660,000
Russia - 0.5%
Vimpel Communications sponsored ADR	1,833,700	33,263,318
Spain - 2.4%
Banco Santander SA	1,662,300	23,572,199
Gas Natural SDG SA Series E	2,646,100	52,554,996
Indra Sistemas SA	1,215,000	26,371,799

	Shares	Value
Repsol YPF SA sponsored ADR	686,700	$ 16,199,253
Telefonica SA sponsored ADR	742,400	53,155,840
TOTAL SPAIN		171,854,087
Switzerland - 4.2%
Actelion Ltd. (Reg.) (a)	625,980	33,117,186
Givaudan SA	17,366	14,155,481
Nobel Biocare Holding AG (Switzerland)	751,710	22,109,709
Roche Holding AG (participation certificate)	734,077	123,151,015
Swiss Reinsurance Co. (Reg.)	466,189	20,152,337
UBS AG (For. Reg.) (a)	4,775,043	62,273,141
Zurich Financial Services AG (Reg.)	112,038	23,819,520
TOTAL SWITZERLAND		298,778,389
United Kingdom - 25.0%
Anglo American PLC (United Kingdom) (a)	2,589,800	95,019,508
BAE Systems PLC	13,579,700	76,158,032
Barclays PLC	26,924,249	115,070,918
BG Group PLC	5,435,166	99,915,913
British Land Co. PLC	5,532,370	38,387,596
British Sky Broadcasting Group PLC	4,304,500	36,451,240
Centrica PLC	24,028,243	103,150,865
GKN PLC (a)	21,790,043	39,798,191
GlaxoSmithKline PLC	5,383,498	104,770,702
HSBC Holdings PLC sponsored ADR	2,772,671	148,365,625
Imperial Tobacco Group PLC	3,899,548	125,747,958
ITV PLC	41,009,530	36,773,917
Kesa Electricals PLC	15,811,600	32,401,400
Lloyds TSB Group PLC	30,271,410	24,335,689
Man Group PLC	14,486,541	54,291,644
Misys PLC (a)	11,818,200	40,361,879
National Grid PLC	3,339,300	33,538,018
Rexam PLC	4,498,100	21,416,121
Rio Tinto PLC (Reg.)	2,088,310	101,833,525
Royal Dutch Shell PLC Class B ADR	2,512,300	134,106,574
Schroders PLC	361,900	7,151,765
Segro PLC	6,506,400	32,317,023
SIG PLC (a)	13,726,900	24,969,996
Smith & Nephew PLC	5,674,900	57,087,747
Tesco PLC	8,357,644	56,561,332
The Game Group PLC	4,036,100	5,923,312
William Hill PLC (d)	35,584,632	112,862,541
TOTAL UNITED KINGDOM		1,758,769,031
United States of America - 3.0%
Fluor Corp.	1,077,100	48,835,714
NII Holdings, Inc. (a)	2,254,900	73,825,426
Procter & Gamble Co.	1,374,100	84,575,855
TOTAL UNITED STATES OF AMERICA		207,236,995
TOTAL COMMON STOCKS (Cost $6,911,780,482)		6,836,630,086
Money Market Funds - 8.4%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (e)	288,533,847	$ 288,533,847
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(e)	308,190,380	308,190,380
TOTAL MONEY MARKET FUNDS (Cost $596,724,227)		596,724,227
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $7,508,504,709)	7,433,354,313
NET OTHER ASSETS - (5.4)%	(383,845,591)
NET ASSETS - 100%	$ 7,049,508,722
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Harry Winston Diamond Corp.	$ 35,080,049	$ -	$ -	$ -	$ 39,369,403
Kenedix, Inc.	28,504,228	-	6,563,323	-	-
William Hill PLC	71,632,544	29,169,053	-	-	112,862,541
Total	$ 135,216,821	$ 29,169,053	$ 6,563,323	$ -	$ 152,231,944
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 102,271
Fidelity Securities Lending Cash Central Fund	1,074,156
Total	$ 1,176,427
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 1,758,769,031	$ 282,472,199	$ 1,476,296,832	$ -
Japan	1,468,889,403	1,306,780,048	162,109,355	-
France	972,447,531	-	972,447,531	-
Germany	756,336,032	67,492,323	688,843,709	-
Switzerland	298,778,389	-	298,778,389	-
Italy	248,867,591	-	248,867,591	-
United States of America	207,236,995	207,236,995	-	-
Spain	171,854,087	69,355,093	102,498,994	-
Australia	138,474,402	138,474,402	-	-
Other	814,976,625	448,592,967	366,383,658	-
Money Market Funds	596,724,227	596,724,227	-	-
Total Investments in Securities:	$ 7,433,354,313	$ 3,117,128,254	$ 4,316,226,059	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 35
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(35)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $7,593,905,135. Net unrealized depreciation aggregated $160,550,822, of which $569,330,148 related to appreciated investment securities and $729,880,970 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Pacific Basin Fund

January 31, 2010

1.813019.105

PAF-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Australia - 13.2%
Aristocrat Leisure Ltd.	345,866	$ 1,214,153
Austal Ltd.	1,964,580	4,186,604
Brambles Ltd.	561,427	3,251,694
Energy Resources of Australia Ltd.	134,852	2,498,138
Goodman Group unit	23,842,992	12,333,652
Incitec Pivot Ltd.	1,325,671	3,950,397
Iress Market Technology Ltd.	260,098	1,805,435
Lynas Corp. Ltd. (a)	1,683,862	826,370
Macquarie Group Ltd.	87,727	3,891,042
MAp Group unit	4,745,745	11,666,062
Mineral Resources Ltd.	203,609	1,204,476
Navitas Ltd.	1,755,729	6,955,215
Origin Energy Ltd.	913,986	12,947,238
Rio Tinto Ltd.	119,572	7,189,745
SEEK Ltd.	640,303	3,674,560
Wesfarmers Ltd.	210,543	5,121,610
TOTAL AUSTRALIA		82,716,391
Bermuda - 4.1%
AGTech Holdings Ltd. (a)	7,432,000	201,021
China LotSynergy Holdings Ltd. (a)	18,280,000	894,699
China Water Affairs Group Ltd.	5,808,000	2,356,429
Huabao International Holdings Ltd.	3,730,000	3,795,362
Mingyuan Medicare Development Co. Ltd. (a)	21,170,000	3,381,114
Noble Group Ltd.	3,122,400	6,394,675
Paradise Entertainment Ltd. (a)	10,258,200	323,709
Peace Mark Holdings Ltd. (a)	18,955,750	24
Ports Design Ltd.	460,500	1,242,599
Vtech Holdings Ltd.	722,000	7,155,881
TOTAL BERMUDA		25,745,513
Canada - 0.0%
SouthGobi Energy Resources Ltd.	20,000	288,513
Cayman Islands - 7.3%
Ajisen (China) Holdings Ltd.	1,058,000	971,611
Bosideng International Holdings Ltd.	7,610,000	1,509,464
China Dongxiang Group Co. Ltd.	4,758,000	3,088,675
China High Precision Automation Group Ltd. (a)	2,035,000	1,491,399
CNinsure, Inc. ADR	83,600	1,555,796
Ctrip.com International Ltd. sponsored ADR (a)	164,600	5,150,334
Daphne International Holdings Ltd.	3,308,000	2,513,823
Hengan International Group Co. Ltd.	343,000	2,297,284
Hengdeli Holdings Ltd.	3,580,000	1,189,652
JA Solar Holdings Co. Ltd. ADR (a)	453,961	1,952,032
Kingboard Chemical Holdings Ltd.	1,013,400	4,346,527
Kingboard Chemical Holdings Ltd. rights 1/27/10 (a)	59,611	0
Kingdee International Software Group Co. Ltd.	24,090,928	5,957,609
Pacific Textile Holdings Ltd.	801,000	568,462

	Shares	Value
Perfect World Co. Ltd. sponsored ADR Class B (a)(c)	182,575	$ 6,808,222
Regent Pacific Group Ltd.	34,954,000	967,949
SinoCom Software Group Ltd.	15,226,000	1,980,726
Wasion Group Holdings Ltd. (c)	2,788,000	1,931,934
Wuxi Pharmatech Cayman, Inc. sponsored ADR (a)	117,100	1,761,184
TOTAL CAYMAN ISLANDS		46,042,683
China - 8.5%
51job, Inc. sponsored ADR (a)	194,600	3,111,654
AMVIG Holdings Ltd.	5,316,000	2,191,050
Baidu.com, Inc. sponsored ADR (a)	8,700	3,581,877
China Metal Recycling (Holdings) Ltd.	1,294,200	1,326,880
China Yurun Food Group Ltd.	885,000	2,484,946
Dalian Port (PDA) Co. Ltd. (H Shares)	3,718,000	1,498,894
Global Bio-Chem Technology Group Co. Ltd.	11,554,000	3,229,307
Lianhua Supermarket Holdings Co. (H Shares)	93,000	241,964
Minth Group Ltd.	4,668,000	5,910,193
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	1,912,000	14,972,997
Royale Furniture Holdings Ltd.	12,247,962	1,924,602
Sinotrans Ltd. (H Shares)	8,895,000	2,371,557
Tencent Holdings Ltd.	343,600	6,425,946
Yantai Changyu Pioneer Wine Co. (B Shares)	312,700	2,722,650
Zhejiang Expressway Co. Ltd. (H Shares)	1,418,000	1,238,292
TOTAL CHINA		53,232,809
Hong Kong - 5.0%
BOC Hong Kong Holdings Ltd.	882,000	1,851,712
China Resources Power Holdings Co. Ltd.	1,212,000	2,354,080
China State Construction International Holdings Ltd.	7,402,752	2,583,924
Inspur International Ltd. (c)	22,985,000	3,286,130
PYI Corp. Ltd. (a)	28,483,617	1,320,733
REXCAPITAL Financial Holdings Ltd.	55,511,967	6,649,467
Shanghai Industrial Holdings Ltd.	304,000	1,419,381
Singamas Container Holdings Ltd. (a)	9,014,000	1,404,818
Sino-Ocean Land Holdings Ltd.	1,618,500	1,323,743
Techtronic Industries Co. Ltd.	6,140,500	5,093,389
Texwinca Holdings Ltd.	1,660,000	1,466,728
Tian An China Investments Co. Ltd.	4,527,800	2,840,099
TOTAL HONG KONG		31,594,204
India - 3.6%
Coromandel International Ltd.	269,038	1,636,684
Educomp Solutions Ltd.	158,035	2,413,610
Financial Technologies India Ltd.	81,800	2,706,183
Gateway Distriparks Ltd.	541,338	1,504,597
Geodesic Ltd.	1,222,870	3,422,710
INFO Edge India Ltd.	109,339	2,015,867
Common Stocks - continued
	Shares	Value
India - continued
Lupin Ltd.	71,161	$ 2,194,844
Max India Ltd. (a)	287,700	1,303,928
NIIT Ltd.	1,940,580	2,934,536
Rural Electrification Corp. Ltd. (a)	445,489	2,314,611
TOTAL INDIA		22,447,570
Indonesia - 2.2%
PT Ciputra Development Tbk (a)	59,428,500	4,322,078
PT Kalbe Farma Tbk	23,357,500	3,847,122
PT Perusahaan Gas Negara Tbk Series B	13,611,740	5,495,656
TOTAL INDONESIA		13,664,856
Japan - 33.6%
Ai Holdings Corp.	626,100	1,886,554
Chiyoda Corp. (c)	535,000	4,889,498
Credit Saison Co. Ltd.	350,900	4,369,243
Digital Garage, Inc.	8,229	18,186,390
FreeBit Co., Ltd. (c)	440	2,166,611
Fuji Fire & Marine Insurance Co. Ltd. (a)	2,612,000	2,893,541
Fujifilm Holdings Corp.	140,100	4,486,963
Fujitsu Ltd.	639,000	3,935,792
GREE, Inc.	36,200	2,109,361
H.I.S. Co. Ltd.	82,200	1,589,910
Hamakyorex Co. Ltd.	91,100	2,108,208
Haseko Corp. (a)	1,681,500	1,415,686
Hikari Tsushin, Inc.	61,100	1,052,515
Internet Initiative Japan, Inc. (c)	2,129	3,726,398
ISE Chemical Corp. (c)	456,000	2,384,314
Itochu Corp.	315,000	2,470,588
Japan Excellent, Inc.	1,143	5,064,805
Kenedix Realty Investment Corp.	1,951	5,532,912
Kirin Holdings Co. Ltd.	263,000	4,017,691
Micronics Japan Co. Ltd.	141,200	2,519,920
Mitsubishi UFJ Financial Group, Inc.	953,700	4,907,537
Mitsui Sumitomo Insurance Group Holdings, Inc.	357,700	8,975,191
New City Residence Investment Corp. (a)	1,766	1,808,169
Nippon Seiki Co. Ltd.	620,000	6,847,679
Nishimatsu Construction Co. Ltd.	1,899,000	2,208,873
Nitta Corp.	381,800	5,608,361
Nittoku Engineering Co. Ltd.	506,900	3,402,918
Nomura Holdings, Inc.	707,800	5,291,421
NTT Urban Development Co.	3,259	2,400,836
ORIX Corp.	298,090	22,454,994
Promise Co. Ltd. (a)(c)	744,150	6,891,651
Rakuten, Inc.	4,356	3,566,062
Rohto Pharmaceutical Co. Ltd.	188,000	2,288,822
Sankyo Seiko Co. Ltd.	613,300	1,800,426
Sega Sammy Holdings, Inc.	106,600	1,202,158
SHO-BOND Holdings Co. Ltd.	128,800	2,175,917
SOFTBANK CORP.	643,900	16,413,137
Start Today Co. Ltd.	1,110	2,095,314
Sumitomo Mitsui Financial Group, Inc.	279,900	9,100,548

	Shares	Value
Take & Give Needs Co. Ltd. (a)(c)	21,443	$ 2,349,299
Tokyo Ohka Kogyo Co. Ltd.	139,700	2,432,795
Tokyo Tatemono Co. Ltd.	629,000	2,494,539
Toridoll Corp.	377	701,211
Toshiba Corp. (a)	755,000	4,156,807
Tosoh Corp.	530,000	1,362,136
Toyo Seikan Kaisha Ltd.	103,400	1,453,579
Toyo Tanso Co. Ltd. (c)	39,600	2,083,749
Ube Industries Ltd.	825,000	2,138,584
Yamato Kogyo Co. Ltd.	165,600	5,239,322
TOTAL JAPAN		210,658,935
Korea (South) - 11.4%
Daewoo International Corp.	116,987	3,533,130
Daou Technology, Inc.	930,350	6,004,846
DC Chemical Co. Ltd.	9,655	1,449,624
eSang Networks Co. Ltd. (a)	130,755	836,047
Hyosung Corp.	53,755	3,771,059
Hyundai Industrial Development & Construction Co.	50,880	1,578,338
Hyundai Motor Co.	33,017	3,219,363
Infopia Co. Ltd.	208,686	2,070,833
Interpark Corp. (a)	467,633	2,707,582
Jinsung T.E.C. Co. Ltd.	473,599	2,533,707
Jusung Engineering Co. Ltd. (a)	355,225	4,643,763
LG Corp.	38,130	2,069,528
MNTECH Co. Ltd.	157,110	1,735,273
NHN Corp. (a)	42,430	6,333,927
Plantynet Co. Ltd.	320,785	1,107,205
Power Logics Co. Ltd. (a)	196,421	1,455,912
Samsung Electronics Co. Ltd.	17,285	11,693,361
Samsung SDI Co. Ltd.	15,341	1,800,307
SFA Engineering Corp.	84,925	2,418,262
Sodiff Advanced Materials Co. Ltd.	31,336	2,244,272
The Basic House Co. Ltd. (a)	653,761	4,067,319
TK Corp.	157,650	4,176,248
TOTAL KOREA (SOUTH)		71,449,906
Malaysia - 1.0%
IJM Corp. Bhd	1,637,580	2,205,979
IJM Land Bhd warrants 9/11/13 (a)	116,970	39,050
JobStreet Corp. Bhd	6,606,750	2,882,805
Parkson Holdings Bhd	755,695	1,228,233
TOTAL MALAYSIA		6,356,067
Netherlands - 0.4%
James Hardie Industries NV unit (a)	393,540	2,609,908
Papua New Guinea - 0.2%
Lihir Gold Ltd.	428,987	1,050,749
Philippines - 1.3%
Alliance Global Group, Inc. (a)	27,720,542	2,801,861
Common Stocks - continued
	Shares	Value
Philippines - continued
DMCI Holdings, Inc.	13,219,500	$ 2,587,042
PNOC Energy Development Corp.	26,317,500	2,688,347
TOTAL PHILIPPINES		8,077,250
Singapore - 2.7%
CSE Global Ltd.	7,480,500	4,654,533
Goodpack Ltd.	10,308,000	9,016,064
Goodpack Ltd. warrants 11/30/12 (a)	2,233,800	889,549
Pertama Holdings Ltd.	9,990,000	2,592,960
Tat Hong Holdings Ltd. warrants 8/2/13 (a)	125,700	5,363
TOTAL SINGAPORE		17,158,469
Taiwan - 3.7%
104 Corp.	479,000	1,291,719
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,756,243	7,389,791
Lite-On Technology Corp.	2,570,000	3,272,298
MediaTek, Inc.	274,000	4,457,375
Powertech Technology, Inc.	547,865	1,756,802
Taiwan Fertilizer Co. Ltd.	554,000	1,811,137
Taiwan Semiconductor Manufacturing Co. Ltd.	1,584,484	3,048,514
TOTAL TAIWAN		23,027,636
Thailand - 0.9%
Central Pattana PCL (For. Reg.)	3,319,500	1,880,283

	Shares	Value
Minor International PCL (For. Reg.)	4,519,200	$ 1,470,544
Siam Commercial Bank PCL (For. Reg.)	922,152	2,215,776
TOTAL THAILAND		5,566,603
TOTAL COMMON STOCKS (Cost $557,111,797)		621,688,062
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.17% (d)	567,989	567,989
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	14,983,724	14,983,724
TOTAL MONEY MARKET FUNDS (Cost $15,551,713)		15,551,713
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $572,663,510)	637,239,775
NET OTHER ASSETS - (1.6)%	(10,107,239)
NET ASSETS - 100%	$ 627,132,536
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,650
Fidelity Securities Lending Cash Central Fund	64,455
Total	$ 66,105
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 210,658,935	$ 194,164,845	$ 14,685,921	$ 1,808,169
Australia	82,716,391	82,716,391	-	-
Korea (South)	71,449,906	71,449,906	-	-
China	53,232,809	53,232,809	-	-
Cayman Islands	46,042,683	46,042,683	-	-
Hong Kong	31,594,204	31,594,204	-	-
Bermuda	25,745,513	25,745,489	-	24
Taiwan	23,027,636	23,027,636	-	-
India	22,447,570	22,447,570	-	-
Other	54,772,415	54,772,415	-	-
Money Market Funds	15,551,713	15,551,713	-	-
Total Investments in Securities:	$ 637,239,775	$ 620,745,661	$ 14,685,921	$ 1,808,193
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 3,415,954
Total Realized Gain (Loss)	1,617,701
Total Unrealized Gain (Loss)	(222,113)
Cost of Purchases	-
Proceeds of Sales	(3,003,349)
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 1,808,193
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ 312,239

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $592,345,204. Net unrealized appreciation aggregated $44,894,571, of which $136,235,103 related to appreciated investment securities and $91,340,532 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series
Emerging Markets Fund -
Emerging Markets Fund
Class F

January 31, 2010

1.873105.101

ILF-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Argentina - 0.4%
Banco Macro SA sponsored ADR	161,100	$ 4,592,961
Bailiwick of Jersey - 0.2%
Randgold Resources Ltd. sponsored ADR	41,300	2,846,809
Bermuda - 0.6%
Aquarius Platinum Ltd. (Australia) (a)(c)	1,110,621	6,560,205
Brazil - 18.0%
Anhanguera Educacional Participacoes SA unit (a)	182,911	2,522,910
Banco do Brasil SA	503,000	7,466,281
BM&F BOVESPA SA	1,194,800	8,030,830
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	511,900	9,447,746
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	377,300	6,289,591
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (c)	300,200	8,741,824
Cosan SA Industria e Comercio (a)	413,300	4,714,032
Fibria Celulose SA sponsored ADR (a)(c)	215,525	3,939,797
Gerdau SA	532,000	5,455,470
Gerdau SA (PN)	99,100	1,331,147
Iguatemi Empresa de Shopping Centers SA	286,900	4,334,701
Itau Unibanco Banco Multiplo SA ADR	1,133,960	21,726,674
Localiza Rent A Car SA	396,300	4,152,215
Natura Cosmeticos SA	280,600	5,079,083
Net Servicos de Comunicacao SA sponsored ADR	499,700	5,911,451
OGX Petroleo e Gas Participacoes SA	971,600	8,685,125
PDG Realty S.A. Empreendimentos e Participacoes	471,900	3,722,628
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	511,400	18,451,312
sponsored ADR	697,300	28,289,461
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	433,000	7,716,060
Tivit Terc de Tec E Servico SA	333,910	2,745,679
Vale SA (PN-A) sponsored ADR	1,757,700	39,688,869
Vivo Participacoes SA sponsored ADR	176,300	4,934,637
TOTAL BRAZIL		213,377,523
Canada - 1.5%
Eldorado Gold Corp. (a)	384,160	4,562,641
First Quantum Minerals Ltd.	56,200	4,075,853
Niko Resources Ltd.	32,500	3,001,075
Sherritt International Corp.	423,300	2,430,620
Uranium One, Inc. (a)(c)	1,021,400	3,161,726
TOTAL CANADA		17,231,915
Common Stocks - continued
	Shares	Value
Cayman Islands - 2.3%
China Shanshui Cement Group Ltd.	4,332,000	$ 2,527,574
Eurasia Drilling Co. Ltd. GDR (Reg. S)	216,400	2,965,416
Geely Automobile Holdings Ltd. (c)	7,425,000	3,299,384
Hengan International Group Co. Ltd.	936,000	6,268,974
Hidili Industry International Development Ltd. (a)	3,723,000	3,936,892
Integra Group Holdings unit (a)	850,000	2,911,972
Xinao Gas Holdings Ltd.	2,058,000	4,893,215
TOTAL CAYMAN ISLANDS		26,803,427
China - 8.7%
Baidu.com, Inc. sponsored ADR (a)	9,900	4,075,929
China Construction Bank Corp. (H Shares)	25,069,000	19,308,808
China Merchants Bank Co. Ltd. (H Shares)	3,514,450	8,175,087
China Yurun Food Group Ltd.	2,108,000	5,918,946
Golden Eagle Retail Group Ltd. (H Shares)	1,678,000	3,030,102
Industrial & Commercial Bank of China Ltd. (H Shares)	26,353,000	19,347,381
Jiangsu Expressway Co. Ltd. (H Shares)	5,196,000	4,651,266
Minth Group Ltd.	2,398,000	3,036,127
Parkson Retail Group Ltd.	1,896,000	3,252,818
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	1,329,000	10,407,486
Tencent Holdings Ltd.	600,600	11,232,313
Weichai Power Co. Ltd. (H Shares)	649,000	4,702,020
ZTE Corp. (H Shares)	937,460	5,505,983
TOTAL CHINA		102,644,266
Czech Republic - 0.5%
Ceske Energeticke Zavody AS	124,900	6,078,502
Egypt - 1.0%
Commercial International Bank Ltd.	700,500	7,677,941
Orascom Telecom Holding SAE	786,500	851,982
Orascom Telecom Holding SAE rights 3/1/10 (a)	3,853,850	3,469,523
TOTAL EGYPT		11,999,446
Hong Kong - 6.4%
China Agri-Industries Holding Ltd.	3,932,000	5,398,685
China Mobile (Hong Kong) Ltd. sponsored ADR	382,800	17,972,460
China Overseas Land & Investment Ltd.	3,486,000	6,250,056
China Resources Power Holdings Co. Ltd.	3,089,600	6,000,962
CNOOC Ltd. sponsored ADR (c)	92,200	12,892,326
CNPC (Hong Kong) Ltd.	4,560,000	5,691,227
Cosco Pacific Ltd.	3,728,000	5,454,708
Hong Kong Exchanges and Clearing Ltd.	28,300	482,240
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Lenovo Group Ltd.	9,478,000	$ 6,555,537
Shanghai Industrial Holdings Ltd.	1,058,000	4,939,818
Sino-Ocean Land Holdings Ltd.	4,397,500	3,596,639
TOTAL HONG KONG		75,234,658
Hungary - 0.5%
OTP Bank Ltd. (a)	213,200	6,372,246
India - 8.9%
Bank of Baroda	522,633	6,520,874
Bharat Heavy Electricals Ltd.	130,429	6,801,254
Dabur India Ltd.	1,303,216	4,543,244
Housing Development and Infrastructure Ltd. (a)	524,698	3,760,762
Housing Development Finance Corp. Ltd.	134,572	6,955,002
Indiabulls Real Estate Ltd. (a)	743,750	2,824,234
Infosys Technologies Ltd. sponsored ADR	263,000	13,652,330
Jain Irrigation Systems Ltd.	213,407	3,350,663
JSW Steel Ltd.	297,870	6,364,247
Pantaloon Retail India Ltd.	330,973	3,151,183
Power Finance Corp. Ltd.	668,470	3,509,377
Reliance Industries Ltd.	769,447	17,452,476
Tata Consultancy Services Ltd.	425,024	6,783,798
Tata Power Co. Ltd.	274,076	7,753,751
Tata Steel Ltd.	407,651	5,029,684
Union Bank of India	534,037	2,951,242
Unitech Ltd.	2,508,341	4,040,536
TOTAL INDIA		105,444,657
Indonesia - 2.4%
PT Bank Central Asia Tbk	10,208,000	5,458,830
PT Bank Rakyat Indonesia Tbk	5,395,500	4,414,505
PT Indocement Tunggal Prakarsa Tbk	3,790,500	5,472,921
PT International Nickel Indonesia Tbk	8,928,500	3,413,842
PT Telkomunikasi Indonesia Tbk Series B	9,736,500	9,736,512
TOTAL INDONESIA		28,496,610
Ireland - 0.3%
Dragon Oil PLC (a)	586,100	3,781,265
Israel - 0.9%
Teva Pharmaceutical Industries Ltd. sponsored ADR	195,900	11,111,448
Common Stocks - continued
	Shares	Value
Kazakhstan - 0.7%
JSC Halyk Bank of Kazakhstan unit (a)	523,300	$ 4,884,587
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	133,200	3,359,597
TOTAL KAZAKHSTAN		8,244,184
Korea (South) - 9.8%
Doosan Heavy Industries & Construction Co. Ltd.	111,166	7,913,705
GS Engineering & Construction Corp.	80,458	6,171,986
Hana Financial Group, Inc.	186,100	5,347,423
Hynix Semiconductor, Inc. (a)	392,620	7,707,397
Hyundai Engineering & Construction Co. Ltd.	118,791	6,601,207
Hyundai Mobis	61,959	7,912,615
KB Financial Group, Inc. (a)	284,290	12,412,693
KT&G Corp.	119,658	6,990,115
LG Innotek Co. Ltd.	34,216	2,642,446
Samsung Electronics Co. Ltd.	55,046	37,238,807
Shinhan Financial Group Co. Ltd. (a)	16,940	592,952
Shinhan Financial Group Co. Ltd. sponsored ADR (c)	170,800	11,833,024
Tong Yang Life Insurance Co. Ltd.	191,820	2,358,646
TOTAL KOREA (SOUTH)		115,723,016
Luxembourg - 0.8%
ArcelorMittal SA (NY Shares) Class A (c)	120,500	4,660,940
Evraz Group SA GDR (a)	144,700	4,770,412
TOTAL LUXEMBOURG		9,431,352
Malaysia - 1.3%
Axiata Group Bhd	5,710,700	5,468,626
Bumiputra-Commerce Holdings Bhd	1,482,400	5,495,917
IJM Corp. Bhd	3,610,200	4,863,290
TOTAL MALAYSIA		15,827,833
Mexico - 4.7%
America Movil SAB de CV Series L sponsored ADR	484,500	21,148,425
Corporacion Geo SA de CV Series B (a)	1,180,500	3,134,051
Empresas ICA Sociedad Controladora SA de CV sponsored ADR (a)	709,300	6,880,210
Fomento Economico Mexicano SAB de CV sponsored ADR	177,600	7,487,616
Grupo Financiero Banorte SAB de CV Series O	918,500	3,020,709
Grupo Televisa SA de CV (CPO) sponsored ADR	383,100	7,485,774
Telmex Internacional SAB de CV Series L ADR (c)	344,700	6,087,402
TOTAL MEXICO		55,244,187
Common Stocks - continued
	Shares	Value
Nigeria - 0.4%
Guaranty Trust Bank PLC GDR (Reg. S)	651,450	$ 4,916,363
Papua New Guinea - 0.2%
Oil Search Ltd.	605,942	2,818,330
Peru - 0.6%
Compania de Minas Buenaventura SA sponsored ADR	211,900	6,670,612
Philippines - 0.4%
Philippine Long Distance Telephone Co. sponsored ADR	85,900	4,807,823
Russia - 7.7%
Magnit OJSC GDR (Reg. S)	302,300	4,547,786
Mechel Steel Group OAO sponsored ADR	343,100	6,789,949
Novorossiysk Commercial Sea Port JSC GDR (Reg. S)	355,400	4,076,026
OAO Gazprom sponsored ADR	1,027,400	24,863,080
OAO NOVATEK GDR	124,900	8,847,447
OAO Tatneft sponsored ADR	199,300	6,131,887
OJSC MMC Norilsk Nickel sponsored ADR (a)	560,500	8,575,650
OJSC Oil Company Rosneft GDR (Reg. S)	1,089,000	8,375,521
Polymetal JSC GDR (Reg. S) (a)	466,800	4,334,028
Sberbank (Savings Bank of the Russian Federation) GDR	47,500	14,293,402
TOTAL RUSSIA		90,834,776
Singapore - 0.3%
Straits Asia Resources Ltd.	2,243,000	3,445,248
South Africa - 6.2%
African Bank Investments Ltd.	1,149,900	4,478,856
Aspen Pharmacare Holdings Ltd. (a)	737,500	6,521,069
Aveng Ltd.	1,019,200	4,746,622
Blue Label Telecoms Ltd. (a)	4,876,600	3,166,790
Clicks Group Ltd.	1,233,399	4,287,917
Mr. Price Group Ltd.	767,000	3,540,882
MTN Group Ltd.	843,000	12,104,315
Mvelaphanda Resources Ltd. (a)	787,514	5,243,137
Naspers Ltd. Class N	227,400	8,054,732
Shoprite Holdings Ltd.	673,600	6,172,561
Standard Bank Group Ltd.	817,300	11,670,966
Truworths International Ltd.	566,500	3,151,103
TOTAL SOUTH AFRICA		73,138,950
Taiwan - 8.2%
Acer, Inc.	2,712,980	7,613,148
Cathay Financial Holding Co. Ltd. (a)	3,753,000	6,363,604
China Steel Corp.	4,017,000	4,084,233
Common Stocks - continued
	Shares	Value
Taiwan - continued
Delta Electronics, Inc.	1,706,000	$ 5,176,975
Epistar Corp.	1,325,000	4,207,336
EVA Airways Corp. (a)	11,060,000	4,359,643
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,354,200	14,113,559
MediaTek, Inc.	608,856	9,904,743
Prime View International Co. Ltd. (a)	1,408,000	2,581,223
Prime View International Co. Ltd. sponsored GDR (a)(d)	15,300	280,655
Synnex Technology International Corp.	1,943,000	3,999,668
Taiwan Mobile Co. Ltd.	2,896,000	5,608,084
Taiwan Semiconductor Manufacturing Co. Ltd.	3,618,284	6,961,504
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,199,451	12,186,422
Wintek Corp. (a)	5,574,000	4,342,018
Yuanta Financial Holding Co. Ltd.	7,171,000	4,576,518
TOTAL TAIWAN		96,359,333
Thailand - 0.9%
Advanced Info Service PCL (For. Reg.)	1,757,800	4,395,824
Siam Commercial Bank PCL (For. Reg.)	2,583,300	6,207,236
TOTAL THAILAND		10,603,060
Turkey - 1.2%
Asya Katilim Bankasi AS (a)	1,876,000	4,962,731
Turkiye Garanti Bankasi AS	2,297,000	9,743,779
TOTAL TURKEY		14,706,510
United Kingdom - 1.3%
Hikma Pharmaceuticals PLC	704,619	6,151,860
Tullow Oil PLC	185,280	3,393,655
Xstrata PLC (a)	367,988	5,970,918
TOTAL UNITED KINGDOM		15,516,433
United States of America - 0.9%
Central European Distribution Corp. (a)	174,200	5,583,110
Freeport-McMoRan Copper & Gold, Inc.	71,700	4,781,673
TOTAL UNITED STATES OF AMERICA		10,364,783
TOTAL COMMON STOCKS (Cost $945,988,828)		1,161,228,731
Money Market Funds - 4.7%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (e)	21,072,945	$ 21,072,945
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(e)	34,878,425	34,878,425
TOTAL MONEY MARKET FUNDS (Cost $55,951,370)		55,951,370
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $1,001,940,198)		1,217,180,101
NET OTHER ASSETS - (2.9)%		(33,814,673)
NET ASSETS - 100%		$ 1,183,365,428
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $280,655 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,926
Fidelity Securities Lending Cash Central Fund	30,188
Total	$ 37,114
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 213,377,523	$ 213,377,523	$ -	$ -
Korea (South)	115,723,016	115,130,064	592,952	-
India	105,444,657	102,293,474	3,151,183	-
China	102,644,266	102,644,266	-	-
Taiwan	96,359,333	96,359,333	-	-
Russia	90,834,776	40,228,679	50,606,097	-
Hong Kong	75,234,658	75,234,658	-	-
South Africa	73,138,950	73,138,950	-	-
Mexico	55,244,187	55,244,187	-	-
Other	233,227,365	186,651,797	46,575,568	-
Money Market Funds	55,951,370	55,951,370	-	-
Total Investments in Securities:	$ 1,217,180,101	$ 1,116,254,301	$ 100,925,800	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $1,008,315,823. Net unrealized appreciation aggregated $208,864,278, of which $241,554,859 related to appreciated investment securities and $32,690,581 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series International
Growth Fund

January 31, 2010

1.907948.100

GSV-S-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Australia - 4.3%
CSL Ltd.	84,401	$ 2,327,013
Leighton Holdings Ltd.	114,729	3,875,356
MAp Group unit	706,530	1,736,803
OZ Minerals Ltd. (a)	1,580,237	1,488,151
QBE Insurance Group Ltd.	69,212	1,402,720
Woolworths Ltd.	233,454	5,338,324
Worleyparsons Ltd.	57,273	1,194,684
TOTAL AUSTRALIA		17,363,051
Austria - 0.4%
Andritz AG	28,200	1,574,956
Bailiwick of Jersey - 0.4%
Informa PLC	330,507	1,731,901
Belgium - 3.4%
Anheuser-Busch InBev SA NV	244,414	12,196,312
Umicore SA	58,218	1,794,237
TOTAL BELGIUM		13,990,549
Bermuda - 1.7%
Credicorp Ltd. (NY Shares)	11,600	865,708
Lazard Ltd. Class A	23,200	894,128
Ports Design Ltd.	1,036,500	2,796,859
Seadrill Ltd.	94,600	2,146,550
TOTAL BERMUDA		6,703,245
Brazil - 4.7%
Banco ABC Brasil SA	265,000	1,687,003
BM&F BOVESPA SA	492,500	3,310,332
BR Malls Participacoes SA (a)	99,500	1,081,568
Braskem SA Class A sponsored ADR (a)	238,800	3,321,708
Fibria Celulose SA sponsored ADR (a)	91,200	1,667,136
Iguatemi Empresa de Shopping Centers SA	41,500	627,013
Itau Unibanco Banco Multiplo SA ADR	73,500	1,408,260
MRV Engenharia e Participacoes SA	132,700	848,294
Multiplan Empreendimentos Imobiliarios SA	48,100	765,517
Petroleo Brasileiro SA - Petrobras sponsored ADR	58,000	2,353,060
Vale SA sponsored ADR	74,100	1,911,039
TOTAL BRAZIL		18,980,930
Canada - 3.1%
Agnico-Eagle Mines Ltd. (Canada)	66,300	3,351,272
Fairfax Financial Holdings Ltd. (sub. vtg.)	4,500	1,526,835
Common Stocks - continued
	Shares	Value
Canada - continued
Goldcorp, Inc.	23,200	$ 786,279
Niko Resources Ltd.	39,800	3,675,163
Open Text Corp. (a)	36,500	1,438,086
Petrobank Energy & Resources Ltd. (a)	35,600	1,758,859
TOTAL CANADA		12,536,494
Cayman Islands - 0.2%
Wynn Macau Ltd.	742,800	943,335
Denmark - 1.7%
Novo Nordisk AS Series B sponsored ADR	76,700	5,171,881
William Demant Holding AS (a)	23,200	1,810,528
TOTAL DENMARK		6,982,409
Finland - 1.9%
Metso Corp.	62,200	2,087,443
Nokian Tyres PLC	133,500	3,227,526
Outotec OYJ	66,300	2,223,774
TOTAL FINLAND		7,538,743
France - 2.9%
Alstom SA	5,853	390,791
Danone	82,792	4,734,128
GDF Suez	19,000	717,257
Laurent-Perrier Group	9,608	824,409
Pernod-Ricard SA	15,200	1,222,610
Remy Cointreau SA	45,700	2,290,463
Veolia Environnement sponsored ADR	46,400	1,520,992
TOTAL FRANCE		11,700,650
Germany - 3.7%
Aixtron AG	84,600	2,544,927
Bayer AG	42,366	2,885,737
Colonia Real Estate AG (a)	134,627	799,216
E.ON AG	57,340	2,104,608
Linde AG	35,634	3,895,279
Siemens AG sponsored ADR	29,800	2,655,478
TOTAL GERMANY		14,885,245
Hong Kong - 1.1%
Hong Kong Exchanges and Clearing Ltd.	270,300	4,605,992
Ireland - 0.7%
CRH PLC sponsored ADR	109,400	2,690,146
Common Stocks - continued
	Shares	Value
Italy - 1.1%
Azimut Holdings SpA	154,200	$ 1,895,211
Fiat SpA (a)	208,300	2,610,311
TOTAL ITALY		4,505,522
Japan - 9.6%
Autobacs Seven Co. Ltd.	51,400	1,557,317
Daikokutenbussan Co. Ltd.	31,500	952,642
Denso Corp.	137,600	4,062,302
East Japan Railway Co.	43,100	2,898,161
Fanuc Ltd.	36,500	3,501,606
Japan Steel Works Ltd.	149,000	1,835,471
Keyence Corp.	11,900	2,745,951
Kirin Holdings Co. Ltd.	99,000	1,512,363
Kobayashi Pharmaceutical Co. Ltd.	44,800	1,789,121
Mitsubishi UFJ Financial Group, Inc.	145,900	750,770
Mitsui Sumitomo Insurance Group Holdings, Inc.	63,000	1,580,758
Nippon Thompson Co. Ltd.	315,000	1,793,619
Osaka Securities Exchange Co. Ltd.	381	2,118,777
Shin-Etsu Chemical Co., Ltd.	73,900	3,872,239
Shiseido Co. Ltd.	111,900	2,303,204
SHO-BOND Holdings Co. Ltd.	46,400	783,871
Sumitomo Mitsui Financial Group, Inc.	23,500	764,069
USS Co. Ltd.	26,990	1,638,476
Yamato Kogyo Co. Ltd.	73,000	2,309,604
TOTAL JAPAN		38,770,321
Korea (South) - 0.6%
NHN Corp. (a)	17,272	2,578,355
Luxembourg - 0.4%
ArcelorMittal SA (NY Shares) Class A	47,400	1,833,432
Mexico - 1.6%
Cemex SA de CV sponsored ADR	213,600	1,962,984
Desarrolladora Homex SAB de CV sponsored ADR (a)	46,400	1,422,160
Wal-Mart de Mexico SA de CV Series V	660,000	2,926,560
TOTAL MEXICO		6,311,704
Netherlands - 2.7%
Akzo Nobel NV	13,464	801,439
ASM International NV (NASDAQ) (a)	66,300	1,520,922
ASML Holding NV (NY Shares)	66,300	2,071,875
James Hardie Industries NV unit (a)	225,569	1,495,945
Common Stocks - continued
	Shares	Value
Netherlands - continued
Koninklijke KPN NV	189,903	$ 3,144,399
QIAGEN NV (a)	91,200	1,984,512
TOTAL NETHERLANDS		11,019,092
Papua New Guinea - 0.4%
Lihir Gold Ltd. sponsored ADR	59,300	1,438,025
Peru - 0.3%
Compania de Minas Buenaventura SA sponsored ADR	34,800	1,095,504
Philippines - 0.0%
Jollibee Food Corp.	192,000	216,774
Singapore - 1.6%
CapitaLand Ltd.	398,000	1,092,466
City Developments Ltd.	160,000	1,219,698
Singapore Exchange Ltd.	564,000	3,204,523
Wing Tai Holdings Ltd.	580,000	812,516
TOTAL SINGAPORE		6,329,203
South Africa - 2.5%
African Rainbow Minerals Ltd.	139,900	3,083,357
Clicks Group Ltd.	436,945	1,519,041
JSE Ltd.	207,900	1,540,990
Mr. Price Group Ltd.	369,800	1,707,195
MTN Group Ltd.	154,000	2,211,227
TOTAL SOUTH AFRICA		10,061,810
Spain - 3.5%
Inditex SA	55,217	3,475,590
Prosegur Compania de Seguridad SA (Reg.)	38,100	1,725,355
Telefonica SA sponsored ADR	126,000	9,021,600
TOTAL SPAIN		14,222,545
Sweden - 1.5%
H&M Hennes & Mauritz AB (B Shares)	81,317	4,785,158
Swedish Match Co.	59,600	1,247,971
TOTAL SWEDEN		6,033,129
Switzerland - 13.7%
ABB Ltd. sponsored ADR	248,700	4,484,061
Actelion Ltd. (Reg.) (a)	32,633	1,726,434
Bank Sarasin & Co. Ltd. Series B (Reg.) (a)	43,013	1,468,648
Credit Suisse Group sponsored ADR	140,900	6,084,062
Nestle SA (Reg.)	340,041	16,117,772
Common Stocks - continued
	Shares	Value
Switzerland - continued
Novartis AG sponsored ADR	69,600	$ 3,725,688
Roche Holding AG (participation certificate)	81,366	13,650,210
Sonova Holding AG Class B	28,952	3,583,209
The Swatch Group AG (Bearer)	8,620	2,253,251
UBS AG:
(For. Reg.) (a)	68,370	891,639
(NY Shares) (a)	122,700	1,596,327
TOTAL SWITZERLAND		55,581,301
Turkey - 2.5%
Anadolu Efes Biracilik ve Malt Sanyii AS	160,000	1,667,390
Asya Katilim Bankasi AS (a)	779,000	2,060,750
Coca-Cola Icecek AS	232,000	1,937,272
Turkiye Garanti Bankasi AS	1,086,000	4,606,767
TOTAL TURKEY		10,272,179
United Kingdom - 18.6%
Babcock International Group PLC	351,500	3,138,690
BAE Systems PLC	394,600	2,213,006
Bellway PLC	102,800	1,211,117
BG Group PLC	426,913	7,848,040
BHP Billiton PLC ADR	225,500	13,209,790
Bovis Homes Group PLC (a)	114,400	723,080
Cobham PLC	335,000	1,239,504
GlaxoSmithKline PLC sponsored ADR	73,000	2,847,730
Great Portland Estates PLC	165,200	737,913
HSBC Holdings PLC (United Kingdom) (Reg.)	183,700	1,966,551
InterContinental Hotel Group PLC ADR	155,900	2,224,693
Johnson Matthey PLC	78,300	1,820,276
Reckitt Benckiser Group PLC	90,300	4,680,983
Rio Tinto PLC:
(Reg.)	53,600	2,613,729
sponsored ADR	37,300	7,236,946
Rolls-Royce Group PLC	258,200	1,967,298
Serco Group PLC	427,841	3,400,743
Shaftesbury PLC	282,400	1,709,879
Standard Chartered PLC (United Kingdom)	261,895	6,032,227
Tesco PLC	951,492	6,439,333
Unite Group PLC (a)	315,100	1,443,416
Victrex PLC	59,700	773,509
TOTAL UNITED KINGDOM		75,478,453
Common Stocks - continued
	Shares	Value
United States of America - 8.5%
Advanced Energy Industries, Inc. (a)	121,800	$ 1,598,016
Allergan, Inc.	33,200	1,909,000
Autoliv, Inc.	63,000	2,697,030
Berkshire Hathaway, Inc. Class B (a)	26,500	2,025,395
Cymer, Inc. (a)	28,100	881,497
ION Geophysical Corp. (a)	179,100	850,725
Juniper Networks, Inc. (a)	175,800	4,365,114
Mead Johnson Nutrition Co. Class A	36,900	1,668,987
Mohawk Industries, Inc. (a)	36,500	1,511,465
Monsanto Co.	18,800	1,426,544
Philip Morris International, Inc.	44,800	2,038,848
PriceSmart, Inc.	53,800	1,076,538
ResMed, Inc. (a)	36,500	1,866,610
Union Pacific Corp.	31,500	1,905,750
Visa, Inc. Class A	104,500	8,572,135
TOTAL UNITED STATES OF AMERICA		34,393,654
TOTAL COMMON STOCKS (Cost $419,882,985)		402,368,649
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.17% (b) (Cost $7,671,041)	7,671,041	7,671,041
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $427,554,026)		410,039,690
NET OTHER ASSETS - (1.2)%		(4,735,137)
NET ASSETS - 100%		$ 405,304,553
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,589
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 75,478,453	$ 25,519,159	$ 49,959,294	$ -
Switzerland	55,581,301	15,890,138	39,691,163	-
Japan	38,770,321	38,019,551	750,770	-
United States of America	34,393,654	34,393,654	-	-
Brazil	18,980,930	18,980,930	-	-
Australia	17,363,051	17,363,051	-	-
Germany	14,885,245	2,655,478	12,229,767	-
Spain	14,222,545	9,021,600	5,200,945	-
Belgium	13,990,549	-	13,990,549	-
Other	118,702,600	79,235,775	39,466,825	-
Money Market Funds	7,671,041	7,671,041	-	-
Total Investments in Securities:	$ 410,039,690	$ 248,750,377	$ 161,289,313	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $428,170,307. Net unrealized depreciation aggregated $18,130,617, of which $3,801,806 related to appreciated investment securities and $21,932,423 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series International
Small Cap Fund

January 31, 2010

1.907961.100

SCF-S-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Australia - 1.1%
MAp Group unit	295,536	$ 726,491
OZ Minerals Ltd. (a)	193,767	182,475
TOTAL AUSTRALIA		908,966
Austria - 0.7%
Andritz AG	10,700	597,590
Bailiwick of Jersey - 1.4%
Informa PLC	222,437	1,165,600
Belgium - 1.2%
Gimv NV	7,700	394,299
Umicore SA	19,109	588,926
TOTAL BELGIUM		983,225
Bermuda - 2.8%
Credicorp Ltd. (NY Shares)	2,700	201,501
Lazard Ltd. Class A	4,500	173,430
Northern Offshore Ltd. (a)	115,000	198,905
Ports Design Ltd.	448,000	1,208,869
Scorpion Offshore Ltd. (a)	47,500	206,535
Seadrill Ltd.	7,202	163,419
Trinity Ltd.	404,000	189,929
TOTAL BERMUDA		2,342,588
Brazil - 4.3%
Banco ABC Brasil SA	128,000	814,854
BM&F BOVESPA SA	53,700	360,944
BR Malls Participacoes SA (a)	23,100	251,098
Braskem SA Class A sponsored ADR (a)	70,500	980,655
Fibria Celulose SA sponsored ADR (a)	22,500	411,300
Iguatemi Empresa de Shopping Centers SA	19,700	297,642
MRV Engenharia e Participacoes SA	43,600	278,716
Multiplan Empreendimentos Imobiliarios SA	11,400	181,432
TOTAL BRAZIL		3,576,641
Canada - 5.5%
Agnico-Eagle Mines Ltd. (Canada)	6,500	328,556
Eldorado Gold Corp. (a)	33,700	400,253
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,200	746,453
Niko Resources Ltd.	11,000	1,015,749
Open Text Corp. (a)	9,300	366,416
Common Stocks - continued
	Shares	Value
Canada - continued
Petrobank Energy & Resources Ltd. (a)	30,300	$ 1,497,006
Quadra Mining Ltd. (a)	13,700	183,341
TOTAL CANADA		4,537,774
Cayman Islands - 0.2%
Wynn Macau Ltd.	154,000	195,576
China - 0.6%
Ausnutria Dairy Hunan Co. Ltd. Class H	176,000	126,946
China Nepstar Chain Drugstore Ltd. ADR	55,900	337,636
TOTAL CHINA		464,582
Denmark - 0.6%
William Demant Holding AS (a)	6,300	491,652
Finland - 2.9%
Metso Corp.	16,800	563,811
Nokian Tyres PLC	35,800	865,509
Outotec OYJ	28,400	952,567
TOTAL FINLAND		2,381,887
France - 2.8%
Audika SA	12,873	471,619
Laurent-Perrier Group	4,955	425,161
Remy Cointreau SA	11,000	551,315
Saft Groupe SA	21,400	917,640
TOTAL FRANCE		2,365,735
Germany - 3.7%
Aixtron AG	34,900	1,049,857
alstria office REIT-AG	15,600	175,147
Bilfinger Berger AG	7,930	572,082
centrotherm photovoltaics AG (a)	4,200	234,184
Colonia Real Estate AG (a)	73,334	435,349
Software AG (Bearer)	5,700	647,964
TOTAL GERMANY		3,114,583
Greece - 0.7%
Terna Energy SA	69,300	559,302
Hong Kong - 0.3%
Champion (REIT)	622,000	262,773
Israel - 0.6%
Partner Communications Co. Ltd. ADR	22,400	464,576
Common Stocks - continued
	Shares	Value
Italy - 1.9%
Azimut Holdings SpA	102,800	$ 1,263,474
Interpump Group SpA (a)	66,600	343,705
TOTAL ITALY		1,607,179
Japan - 20.8%
Aioi Insurance Co. Ltd.	41,000	195,303
Aozora Bank Ltd. (a)	141,000	179,628
Asahi Co. Ltd.	12,600	198,066
Autobacs Seven Co. Ltd.	23,800	721,092
Daikoku Denki Co. Ltd.	26,400	494,251
Daikokutenbussan Co. Ltd.	17,200	520,173
FCC Co. Ltd.	20,800	411,530
Fukuoka (REIT) Investment Fund	72	399,601
GCA Savvian Group Corp.	343	398,970
Glory Ltd.	12,700	279,127
Goldcrest Co. Ltd.	8,010	225,473
Gunma Bank Ltd.	69,000	356,198
Japan Steel Works Ltd.	36,000	443,470
Kamigumi Co. Ltd.	49,000	369,115
Kobayashi Pharmaceutical Co. Ltd.	25,900	1,034,336
Kyoto Kimono Yuzen Co. Ltd.	20,900	203,050
Meiko Network Japan Co. Ltd.	19,400	116,052
Miraial Co. Ltd.	8,200	220,284
Nabtesco Corp.	35,000	413,316
Nachi-Fujikoshi Corp.	149,000	420,904
Nagaileben Co. Ltd.	9,700	210,075
Nihon Parkerizing Co. Ltd.	34,000	431,638
Nippon Seiki Co. Ltd.	44,000	485,964
Nippon Thompson Co. Ltd.	168,000	956,597
Nitto Kohki Co. Ltd.	11,000	232,381
Obic Co. Ltd.	2,790	521,715
Osaka Securities Exchange Co. Ltd.	271	1,507,052
OSG Corp.	31,600	346,560
Pal Co. Ltd.	3,900	79,192
SHO-BOND Holdings Co. Ltd.	28,200	476,404
Shoei Co. Ltd.	9,500	103,346
The Daishi Bank Ltd., Niigata	82,000	275,241
The Nippon Synthetic Chemical Industry Co. Ltd.	51,000	363,277
THK Co. Ltd.	23,500	466,251
Toho Holdings Co. Ltd.	35,000	463,720
Tsumura & Co.	13,400	424,549
Tsutsumi Jewelry Co. Ltd.	10,100	192,669
Common Stocks - continued
	Shares	Value
Japan - continued
USS Co. Ltd.	20,320	$ 1,233,562
Yamato Kogyo Co. Ltd.	27,700	876,384
TOTAL JAPAN		17,246,516
Korea (South) - 0.5%
NHN Corp. (a)	2,935	438,135
Luxembourg - 0.2%
GlobeOp Financial Services SA	42,300	144,353
Mexico - 0.9%
Cemex SA de CV sponsored ADR	33,500	307,865
Desarrolladora Homex SAB de CV sponsored ADR (a)	13,300	407,645
TOTAL MEXICO		715,510
Netherlands - 3.5%
Aalberts Industries NV	35,300	513,395
ASM International NV (NASDAQ) (a)	20,800	477,152
Heijmans NV unit (a)	18,900	337,244
James Hardie Industries NV unit (a)	102,869	682,214
QIAGEN NV (a)	40,100	872,576
TOTAL NETHERLANDS		2,882,581
Papua New Guinea - 0.7%
Lihir Gold Ltd. sponsored ADR	16,100	390,425
Oil Search Ltd.	38,097	177,195
TOTAL PAPUA NEW GUINEA		567,620
Philippines - 0.5%
Jollibee Food Corp.	359,400	405,774
Singapore - 3.1%
Allgreen Properties Ltd.	506,000	420,992
Keppel Land Ltd.	150,000	349,867
Singapore Exchange Ltd.	233,000	1,323,854
Wing Tai Holdings Ltd.	355,000	497,316
TOTAL SINGAPORE		2,592,029
South Africa - 2.9%
African Rainbow Minerals Ltd.	45,827	1,010,014
Clicks Group Ltd.	136,085	473,100
JSE Ltd.	60,100	445,471
Mr. Price Group Ltd.	101,200	467,193
TOTAL SOUTH AFRICA		2,395,778
Common Stocks - continued
	Shares	Value
Spain - 1.3%
Grifols SA	6,400	$ 97,555
Prosegur Compania de Seguridad SA (Reg.)	21,000	950,983
TOTAL SPAIN		1,048,538
Sweden - 1.2%
Intrum Justitia AB	43,400	528,347
Swedish Match Co.	21,400	448,097
TOTAL SWEDEN		976,444
Switzerland - 2.6%
Actelion Ltd. (Reg.) (a)	3,627	191,885
Bank Sarasin & Co. Ltd. Series B (Reg.) (a)	33,135	1,131,371
Sonova Holding AG Class B	6,991	865,233
TOTAL SWITZERLAND		2,188,489
Taiwan - 0.2%
Prime View International Co. Ltd. (a)	87,000	159,493
Turkey - 2.6%
Albaraka Turk Katilim Bankasi AS	223,000	363,486
Anadolu Efes Biracilik ve Malt Sanyii AS	32,000	333,478
Asya Katilim Bankasi AS (a)	279,000	738,061
Coca-Cola Icecek AS	65,000	542,770
Tupras-Turkiye Petrol Rafinerileri AS	9,000	187,882
TOTAL TURKEY		2,165,677
United Kingdom - 17.5%
AMEC PLC	20,399	245,830
Babcock International Group PLC	81,700	729,533
Bellway PLC	44,600	525,446
BlueBay Asset Management	34,700	182,247
Bovis Homes Group PLC (a)	84,400	533,461
Britvic PLC	69,700	467,357
Chloride Group PLC	124,200	361,245
Cobham PLC	99,300	367,411
Derwent London PLC	21,600	449,587
Great Portland Estates PLC	120,900	540,035
H&T Group PLC	75,923	312,469
InterContinental Hotel Group PLC ADR	39,600	565,092
Johnson Matthey PLC	26,600	618,383
Meggitt PLC	136,700	563,036
Mothercare PLC	51,700	528,773
Persimmon PLC (a)	43,900	301,368
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Quintain Estates & Development PLC (a)	195,900	$ 182,940
Rotork PLC	16,600	334,376
Serco Group PLC	131,322	1,043,828
Shaftesbury PLC	87,000	526,769
Spectris PLC	39,179	475,951
Spirax-Sarco Engineering PLC	48,100	960,081
SSL International PLC	108,047	1,338,846
St. Modwen Properties PLC (a)	66,200	198,614
Ted Baker PLC	57,000	448,975
Ultra Electronics Holdings PLC	22,300	451,057
Unite Group PLC (a)	208,500	955,100
Victrex PLC	27,300	353,715
TOTAL UNITED KINGDOM		14,561,525
United States of America - 8.7%
Advanced Energy Industries, Inc. (a)	72,200	947,264
Airgas, Inc.	9,600	405,696
Autoliv, Inc.	21,600	924,696
Cymer, Inc. (a)	13,200	414,084
Dril-Quip, Inc. (a)	6,800	356,932
ION Geophysical Corp. (a)	64,700	307,325
Juniper Networks, Inc. (a)	18,400	456,872
Kansas City Southern (a)	18,200	540,540
Lam Research Corp. (a)	5,700	188,157
Martin Marietta Materials, Inc.	3,800	300,884
Mohawk Industries, Inc. (a)	20,200	836,482
PriceSmart, Inc.	42,800	856,428
ResMed, Inc. (a)	9,000	460,260
Varian Semiconductor Equipment Associates, Inc. (a)	8,400	246,372
TOTAL UNITED STATES OF AMERICA		7,241,992
TOTAL COMMON STOCKS (Cost $84,865,976)		81,750,683
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b) (Cost $1,558,786)	1,558,786	$ 1,558,786
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $86,424,762)		83,309,469
NET OTHER ASSETS - (0.4)%		(298,276)
NET ASSETS - 100%		$ 83,011,193
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,073
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 17,246,516	$ 17,246,516	$ -	$ -
United Kingdom	14,561,525	565,092	13,996,433	-
United States of America	7,241,992	7,241,992	-	-
Canada	4,537,774	4,537,774	-	-
Brazil	3,576,641	3,576,641	-	-
Germany	3,114,583	-	3,114,583	-
Netherlands	2,882,581	2,031,942	850,639	-
Singapore	2,592,029	2,592,029	-	-
South Africa	2,395,778	2,395,778	-	-
Other	23,601,264	8,522,411	15,078,853	-
Money Market Funds	1,558,786	1,558,786	-	-
Total Investments in Securities	$ 83,309,469	$ 50,268,961	$ 33,040,508	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $86,426,406. Net unrealized depreciation aggregated $3,116,937, of which $1,408,236 related to appreciated investment securities and $4,525,173 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series International
Value Fund

January 31, 2010

1.907974.100

VSF-S-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 3.1%
AMP Ltd.	146,746	$ 812,299
Macquarie Group Ltd.	99,168	4,398,496
Macquarie Infrastructure Group unit	1,303,060	1,399,960
MAp Group unit	426,841	1,049,267
Wesfarmers Ltd.	64,902	1,578,788
Westfield Group unit	297,471	3,324,810
TOTAL AUSTRALIA		12,563,620
Bailiwick of Jersey - 1.2%
Informa PLC	402,947	2,111,496
United Business Media Ltd.	169,000	1,147,335
WPP PLC	166,949	1,540,473
TOTAL BAILIWICK OF JERSEY		4,799,304
Bermuda - 1.0%
Seadrill Ltd.	177,800	4,034,424
Brazil - 1.1%
Banco do Brasil SA	63,900	948,500
Banco Santander (Brasil) SA ADR	165,700	1,995,028
Itau Unibanco Banco Multiplo SA ADR	48,400	927,344
Petroleo Brasileiro SA - Petrobras sponsored ADR	17,800	722,146
TOTAL BRAZIL		4,593,018
Canada - 3.0%
Open Text Corp. (a)	58,200	2,293,057
Petrobank Energy & Resources Ltd. (a)	38,300	1,892,256
Power Corp. of Canada (sub. vtg.)	54,000	1,417,039
Suncor Energy, Inc.	60,200	1,900,638
Toronto-Dominion Bank	78,900	4,648,555
TOTAL CANADA		12,151,545
China - 1.1%
China Merchants Bank Co. Ltd. (H Shares)	712,500	1,657,372
Industrial & Commercial Bank of China Ltd. (H Shares)	2,160,000	1,585,791
Nine Dragons Paper (Holdings) Ltd.	841,000	1,191,533
TOTAL CHINA		4,434,696
Denmark - 1.1%
Novo Nordisk AS Series B	26,128	1,767,699
Vestas Wind Systems AS (a)	54,491	2,865,930
TOTAL DENMARK		4,633,629
Common Stocks - continued
	Shares	Value
France - 10.8%
Accor SA	22,112	$ 1,115,517
AXA SA sponsored ADR	453,700	9,341,683
BNP Paribas SA	83,274	5,948,627
Compagnie de St. Gobain	40,389	1,929,333
Pernod-Ricard SA	12,200	981,306
PPR SA	9,400	1,146,256
Sanofi-Aventis	14,061	1,039,695
Sanofi-Aventis sponsored ADR	104,800	3,857,688
Schneider Electric SA	14,099	1,454,466
Societe Generale Series A	81,992	4,743,658
Total SA:
Series B	11,864	685,636
sponsored ADR	116,900	6,732,271
Unibail-Rodamco	20,742	4,494,259
TOTAL FRANCE		43,470,395
Germany - 9.2%
Allianz AG sponsored ADR	361,600	3,955,904
BASF AG	36,692	2,082,502
Bayerische Motoren Werke AG (BMW)	46,229	1,970,466
Daimler AG	114,700	5,254,407
Deutsche Boerse AG	24,700	1,616,966
E.ON AG	333,521	12,241,561
Metro AG	29,200	1,592,762
Munich Re Group (Reg.)	54,945	8,207,509
TOTAL GERMANY		36,922,077
Greece - 0.5%
Hellenic Telecommunications Organization SA	134,669	1,844,977
Hong Kong - 3.8%
China Overseas Land & Investment Ltd.	598,000	1,072,155
China Resources Power Holdings Co. Ltd.	870,000	1,689,810
CNOOC Ltd.	1,114,000	1,561,961
Hutchison Whampoa Ltd.	261,000	1,786,739
Swire Pacific Ltd. (A Shares)	703,500	7,688,351
Techtronic Industries Co. Ltd.	1,598,500	1,325,915
TOTAL HONG KONG		15,124,931
Indonesia - 0.3%
PT Bank Rakyat Indonesia Tbk	1,628,000	1,332,002
Ireland - 0.9%
CRH PLC sponsored ADR	151,200	3,718,008
Common Stocks - continued
	Shares	Value
Italy - 2.8%
Intesa Sanpaolo SpA	1,980,640	$ 7,539,307
UniCredit SpA	1,352,300	3,728,980
TOTAL ITALY		11,268,287
Japan - 19.8%
Credit Saison Co. Ltd.	104,600	1,302,430
Denso Corp.	87,400	2,580,270
East Japan Railway Co.	63,500	4,269,912
Honda Motor Co. Ltd.	60,200	2,040,012
Japan Retail Fund Investment Corp.	343	1,595,879
JSR Corp.	69,000	1,362,878
KDDI Corp.	222	1,171,851
Konica Minolta Holdings, Inc.	147,000	1,504,686
Miraca Holdings, Inc.	90,100	2,704,896
Mitsubishi Estate Co. Ltd.	55,000	894,428
Mitsubishi UFJ Financial Group, Inc.	1,349,200	6,942,695
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	221,000	1,133,730
Mitsui & Co. Ltd.	607,900	8,970,010
Nippon Electric Glass Co. Ltd.	68,000	961,205
Obic Co. Ltd.	8,520	1,593,194
ORIX Corp.	31,340	2,360,829
Promise Co. Ltd. (a)	193,250	1,789,709
Seven & i Holdings Co., Ltd.	64,700	1,416,992
Sumitomo Corp.	328,200	3,704,839
Sumitomo Metal Industries Ltd.	725,000	1,999,834
Sumitomo Mitsui Financial Group, Inc.	104,600	3,400,919
Tokio Marine Holdings, Inc.	46,100	1,246,084
Tokuyama Corp.	108,000	573,081
Tokyo Electric Power Co.	108,500	2,926,747
Tokyo Gas Co., Ltd.	804,000	3,259,820
Toyota Motor Corp.	303,000	11,653,799
USS Co. Ltd.	26,150	1,587,482
Xebio Co. Ltd.	55,100	1,035,223
Yamada Denki Co. Ltd.	55,720	3,586,277
TOTAL JAPAN		79,569,711
Korea (South) - 0.4%
Shinhan Financial Group Co. Ltd. (a)	35,420	1,239,809
Shinhan Financial Group Co. Ltd. sponsored ADR	4,600	318,688
TOTAL KOREA (SOUTH)		1,558,497
Common Stocks - continued
	Shares	Value
Luxembourg - 1.2%
ArcelorMittal SA:
(Netherlands)	39,108	$ 1,513,927
(NY Shares) Class A	82,000	3,171,760
TOTAL LUXEMBOURG		4,685,687
Mexico - 0.2%
America Movil SAB de CV Series L sponsored ADR	19,400	846,810
Netherlands - 2.3%
Gemalto NV (a)	55,806	2,215,360
ING Groep NV:
(Certificaten Van Aandelen) unit (a)	289,952	2,715,196
sponsored ADR (a)	86,700	814,980
Koninklijke Ahold NV	134,754	1,693,235
Koninklijke KPN NV	110,075	1,822,613
TOTAL NETHERLANDS		9,261,384
Norway - 1.2%
Aker Solutions ASA	102,000	1,361,176
DnB NOR ASA (a)	203,000	2,292,340
Orkla ASA (A Shares)	136,600	1,231,826
TOTAL NORWAY		4,885,342
Philippines - 0.3%
Philippine Long Distance Telephone Co. sponsored ADR	24,700	1,382,459
Portugal - 0.5%
Energias de Portugal SA	495,597	1,964,372
Russia - 0.3%
OAO Gazprom sponsored ADR	48,100	1,164,020
Singapore - 1.5%
DBS Group Holdings Ltd.	303,000	3,076,864
United Overseas Bank Ltd.	239,000	3,086,393
TOTAL SINGAPORE		6,163,257
South Africa - 1.3%
Impala Platinum Holdings Ltd.	113,800	2,948,535
MTN Group Ltd.	162,800	2,337,583
TOTAL SOUTH AFRICA		5,286,118
Spain - 2.9%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	70,400	1,069,376
Banco Santander SA	99,087	1,405,100
Banco Santander SA sponsored ADR	227,400	3,201,792
Common Stocks - continued
	Shares	Value
Spain - continued
Iberdrola SA	141,700	$ 1,206,374
Telefonica SA sponsored ADR	67,200	4,811,520
TOTAL SPAIN		11,694,162
Sweden - 0.5%
Telefonaktiebolaget LM Ericsson (B Shares)	187,709	1,819,009
Switzerland - 5.8%
Roche Holding AG (participation certificate)	62,294	10,450,633
Transocean Ltd. (a)	53,500	4,533,590
UBS AG (NY Shares) (a)	90,000	1,170,900
Zurich Financial Services AG (Reg.)	33,868	7,200,410
TOTAL SWITZERLAND		23,355,533
Taiwan - 0.7%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	391,000	1,645,221
Taiwan Semiconductor Manufacturing Co. Ltd.	647,000	1,244,815
TOTAL TAIWAN		2,890,036
Thailand - 0.3%
Siam Commercial Bank PCL (For. Reg.)	510,200	1,225,925
United Kingdom - 18.3%
Aberdeen Asset Management PLC	502,476	988,827
Aegis Group PLC	752,505	1,431,545
Anglo American PLC (United Kingdom) (a)	111,600	4,094,593
BAE Systems PLC	385,400	2,161,410
Barclays PLC	452,235	1,932,797
BP PLC sponsored ADR	104,600	5,870,152
Carphone Warehouse Group PLC	552,600	1,676,816
Centrica PLC	512,400	2,199,682
easyJet PLC (a)	372,200	2,311,500
HSBC Holdings PLC:
(United Kingdom) (Reg.)	360,800	3,862,447
sponsored ADR	84,600	4,526,946
Imperial Tobacco Group PLC	11,423	368,355
International Power PLC	237,537	1,212,693
Man Group PLC	527,102	1,975,436
Misys PLC (a)	494,800	1,689,856
National Grid PLC	140,800	1,414,115
Prudential PLC	557,076	5,101,943
Rio Tinto PLC (Reg.)	80,000	3,901,088
Royal Dutch Shell PLC Class A sponsored ADR	233,800	12,950,183
Vodafone Group PLC	675,200	1,442,458
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Vodafone Group PLC sponsored ADR	470,900	$ 10,105,514
Wolseley PLC (a)	106,915	2,352,152
TOTAL UNITED KINGDOM		73,570,508
TOTAL COMMON STOCKS (Cost $414,334,764)		392,213,743
Nonconvertible Preferred Stocks - 1.0%

Italy - 1.0%
Fiat SpA (Risparmio Shares)	140,600	1,131,677
Telecom Italia SpA (Risparmio Shares)	2,575,200	2,991,199
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,201,045)		4,122,876
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 0.17% (b) (Cost $5,577,108)	5,577,108	5,577,108
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $424,112,917)		401,913,727
NET OTHER ASSETS - 0.2%		748,986
NET ASSETS - 100%		$ 402,662,713
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,615
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 79,569,711	$ 58,933,205	$ 20,636,506	$ -
United Kingdom	73,570,508	33,452,795	40,117,713	-
France	43,470,395	19,931,642	23,538,753	-
Germany	36,922,077	9,210,311	27,711,766	-
Switzerland	23,355,533	5,704,490	17,651,043	-
Italy	15,391,163	-	15,391,163	-
Hong Kong	15,124,931	13,562,970	1,561,961	-
Australia	12,563,620	12,563,620	-	-
Canada	12,151,545	12,151,545	-	-
Other	84,217,136	46,424,465	37,792,671	-
Money Market Funds	5,577,108	5,577,108	-	-
Total Investments in Securities:	$ 401,913,727	$ 217,512,151	$ 184,401,576	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $424,591,923. Net unrealized depreciation aggregated $22,678,196, of which $4,044,106 related to appreciated investment securities and $26,722,302 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Southeast Asia Fund -
Southeast Asia Fund
Class F

January 31, 2010

1.813038.105

SEA-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Bermuda - 1.4%
Beijing Enterprises Water Group Ltd. (a)	6,282,000	$ 2,047,084
Huabao International Holdings Ltd.	7,496,000	7,627,355
Noble Group Ltd.	4,481,000	9,177,088
Orient Overseas International Ltd.	766,000	5,258,638
TOTAL BERMUDA		24,110,165
Canada - 0.2%
Niko Resources Ltd.	37,300	3,444,311
Cayman Islands - 4.1%
AAC Acoustic Technology Holdings, Inc.	2,790,000	4,614,095
Agile Property Holdings Ltd.	5,776,000	7,298,161
Bosideng International Holdings Ltd.	9,210,000	1,826,828
Central China Real Estate Ltd.	11,750,000	2,845,201
Chaoda Modern Agriculture (Holdings) Ltd.	8,198,000	8,067,120
China Shineway Pharmaceutical Group Ltd.	831,000	1,455,651
Daphne International Holdings Ltd.	6,780,000	5,152,274
Hengan International Group Co. Ltd.	1,004,000	6,724,412
Hengdeli Holdings Ltd.	12,388,000	4,116,595
JA Solar Holdings Co. Ltd. ADR (a)	506,690	2,178,767
Kingboard Chemical Holdings Ltd.	1,462,500	6,272,741
Kingboard Chemical Holdings Ltd. rights 1/27/10 (a)	86,029	0
Mindray Medical International Ltd. sponsored ADR (c)	138,200	4,819,034
Perfect World Co. Ltd. sponsored ADR Class B (a)	104,100	3,881,889
Sany Heavy Equipment International Holdings Co. Ltd.	84,000	87,095
TCC International Holdings Ltd. (a)	5,352,000	2,074,913
Trina Solar Ltd. ADR (a)(c)	132,200	2,899,146
Xinao Gas Holdings Ltd.	2,624,000	6,238,969
TOTAL CAYMAN ISLANDS		70,552,891
China - 16.1%
Bank of China (H Shares)	21,721,000	10,491,277
Bank of Communications Co. Ltd. (H Shares)	10,854,000	11,030,218
China Citic Bank Corp. Ltd. Class H	14,054,000	9,467,142
China Communications Services Corp. Ltd. (H Shares)	18,838,000	9,608,315
China Construction Bank Corp. (H Shares)	50,885,000	39,192,975
China Eastern Airlines Corp. Ltd. (a)	9,056,000	3,044,347
China Life Insurance Co. Ltd. (H Shares)	7,681,000	33,873,546
China Oilfield Services Ltd. (H Shares)	5,648,000	6,750,873
China Petroleum & Chemical Corp. (H Shares)	7,406,000	5,761,586
China Resources Gas Group Ltd.	898,000	1,313,929
China Yurun Food Group Ltd.	3,428,000	9,625,307
Dalian Port (PDA) Co. Ltd. (H Shares)	8,354,000	3,367,876
Dongfeng Motor Group Co. Ltd. (H Shares)	6,870,000	9,007,863

	Shares	Value
Huaneng Power International, Inc. (H Shares)	26,458,000	$ 14,729,193
Industrial & Commercial Bank of China Ltd. (H Shares)	54,952,000	40,343,691
Jiangsu Expressway Co. Ltd. (H Shares)	10,038,000	8,985,645
Minth Group Ltd.	1,258,000	1,592,764
Nine Dragons Paper (Holdings) Ltd.	3,159,000	4,475,686
PetroChina Co. Ltd. (H Shares)	27,148,000	30,319,568
Shenzhou International Group Holdings Ltd.	2,124,000	2,691,949
Solarfun Power Holdings Co. Ltd. ADR (a)	217,728	1,569,819
Tencent Holdings Ltd.	646,700	12,094,467
Yanzhou Coal Mining Co. Ltd. (H Shares)	4,212,000	8,376,314
TOTAL CHINA		277,714,350
Hong Kong - 17.5%
ASM Pacific Technology Ltd.	503,100	4,179,567
BOC Hong Kong Holdings Ltd.	4,684,000	9,833,809
China Agri-Industries Holding Ltd.	3,640,000	4,997,765
China Everbright Ltd.	378,000	895,833
China Mobile (Hong Kong) Ltd.	6,752,800	63,440,736
China Overseas Land & Investment Ltd.	6,854,000	12,288,549
China Resources Power Holdings Co. Ltd.	7,219,116	14,021,763
CLP Holdings Ltd.	2,441,000	16,506,095
CNOOC Ltd.	23,286,000	32,649,757
CNPC (Hong Kong) Ltd.	8,300,000	10,359,031
Guangdong Investment Ltd.	14,070,000	7,212,643
Henderson Land Development Co. Ltd.	1,306,000	8,267,686
Hutchison Whampoa Ltd.	2,518,000	17,237,579
Lenovo Group Ltd.	12,330,000	8,528,146
Li & Fung Ltd.	524,000	2,402,695
Link (REIT)	4,393,550	10,593,481
New World Development Co. Ltd.	7,096,000	11,698,787
PCCW Ltd.	23,651,000	6,244,830
Shanghai Industrial Holdings Ltd.	1,703,000	7,951,333
Shenzhen Investment Ltd.	9,082,000	3,263,645
Singamas Container Holdings Ltd. (a)	12,324,000	1,920,677
Sino Land Co.	2,680,000	4,445,984
Sun Hung Kai Properties Ltd.	339,000	4,379,433
Swire Pacific Ltd. (A Shares)	1,299,500	14,201,866
Tingyi (Cayman Island) Holding Corp.	5,346,000	11,567,926
Wharf Holdings Ltd.	2,619,000	13,020,872
TOTAL HONG KONG		302,110,488
India - 1.0%
Bank of Baroda	226,815	2,829,963
Ess Dee Aluminium Ltd.	188,523	1,444,628
JSW Steel Ltd.	117,325	2,506,749
Patni Computer Systems Ltd.	288,338	2,894,632
Tata Consultancy Services Ltd.	292,215	4,664,037
Tata Steel Ltd.	296,277	3,655,528
TOTAL INDIA		17,995,537
Common Stocks - continued
	Shares	Value
Indonesia - 4.3%
BISI International Tbk PT (a)	15,339,500	$ 2,526,509
PT Astra International Tbk	2,600,000	9,996,803
PT Bank Mandiri Persero Tbk	10,000,000	5,000,006
PT Bank Rakyat Indonesia Tbk	19,447,500	15,911,610
PT Indocement Tunggal Prakarsa Tbk	3,735,500	5,393,509
PT Indofood Sukses Makmur Tbk	7,709,000	2,968,175
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	3,243,500	2,948,640
PT Telkomunikasi Indonesia Tbk Series B	18,814,000	18,814,023
PT United Tractors Tbk	5,565,000	10,028,916
TOTAL INDONESIA		73,588,191
Korea (South) - 21.4%
Amorepacific Corp.	2,000	1,397,877
Busan Bank	911,460	8,965,952
Cheil Worldwide, Inc.	13,024	2,966,895
CJ CheilJedang Corp.	26,687	4,812,824
CJ Corp.	165,780	9,612,920
Daehan Steel Co. Ltd.	144,840	1,680,988
Duksan Hi-Metal Co. Ltd. (a)	142,060	1,611,950
GS Engineering & Construction Corp.	87,570	6,717,552
Halla Climate Control Co.	376,210	3,863,058
Hana Financial Group, Inc.	299,110	8,594,668
Hanwha Corp.	126,320	5,095,745
Hynix Semiconductor, Inc. (a)	629,030	12,348,286
Hyundai Department Store Co. Ltd.	107,426	9,408,695
Hyundai Engineering & Construction Co. Ltd.	226,708	12,598,146
Hyundai H&S Co. Ltd.	46,912	2,833,583
Hyundai Mobis	88,597	11,314,482
Hyundai Motor Co.	133,571	13,024,005
Hyundai Steel Co.	108,565	7,990,847
Industrial Bank of Korea (a)	865,360	9,819,209
KCC Corp.	14,976	4,406,605
Kia Motors Corp. (a)	419,250	7,072,513
Korea Gas Corp.	111,392	4,998,173
Korea Zinc Co. Ltd.	23,448	3,429,489
LG Corp.	178,695	9,698,777
LG Home Shopping, Inc.	46,890	2,836,300
LG Telecom Ltd.	1,461,670	11,363,917
LIG Non-Life Insurance Co. Ltd.	186,940	3,314,881
NHN Corp. (a)	79,353	11,845,772
Nong Shim Co. Ltd.	21,290	4,179,372
ON*Media Corp. (a)	761,090	2,269,018
POSCO	76,082	35,188,490
Samsung C&T Corp.	163,586	8,130,599
Samsung Electronics Co. Ltd.	113,726	76,936,031
Samsung Engineering Co. Ltd.	82,163	8,046,853
Samsung Fire & Marine Insurance Co. Ltd.	70,479	11,281,259
Shinhan Financial Group Co. Ltd. (a)	749,987	26,251,861

	Shares	Value
STX Pan Ocean Co. Ltd. (Korea)	40,000	$ 407,283
Tong Yang Securities, Inc.	348,700	3,234,553
TOTAL KOREA (SOUTH)		369,549,428
Malaysia - 3.4%
AMMB Holdings Bhd	3,136,200	4,463,557
Bumiputra-Commerce Holdings Bhd	3,255,100	12,068,106
Genting Malaysia Bhd	9,847,200	8,016,756
KLCC Property Holdings Bhd	5,090,200	4,934,054
Lafarge Malayan Cement Bhd	804,500	1,484,252
Malayan Banking Bhd	6,966,900	13,853,211
PLUS Expressways Bhd	10,645,900	10,319,329
Top Glove Corp. Bhd	936,900	3,067,440
TOTAL MALAYSIA		58,206,705
Mauritius - 0.4%
Golden Agri-Resources Ltd. (a)	18,867,000	6,976,597
Philippines - 0.5%
Aboitiz Power Corp.	9,424,000	1,925,333
Ayala Land, Inc.	14,721,300	3,324,164
Bank of the Philippine Islands (BPI)	4,210,500	4,119,952
TOTAL PHILIPPINES		9,369,449
Singapore - 6.4%
Ascendas Real Estate Investment Trust (A-REIT)	5,478,000	7,557,205
City Developments Ltd.	894,000	6,815,061
DBS Group Holdings Ltd.	813,000	8,255,744
Jardine Cycle & Carriage Ltd.	330,000	5,937,067
Keppel Corp. Ltd.	2,989,000	17,790,528
Oversea-Chinese Banking Corp. Ltd.	3,939,406	22,943,101
Parkway Holdings Ltd. (a)	1,958,000	3,759,360
Raffles Medical Group Ltd.	1,669,000	1,637,845
SembCorp Industries Ltd.	3,110,000	7,806,791
United Overseas Bank Ltd.	1,612,000	20,817,010
Wing Tai Holdings Ltd.	2,990,000	4,188,658
Yanlord Land Group Ltd.	1,732,000	2,167,694
TOTAL SINGAPORE		109,676,064
Taiwan - 17.9%
Advanced Semiconductor Engineering, Inc.	8,634,000	6,779,906
ASUSTeK Computer, Inc.	6,451,000	12,512,498
AU Optronics Corp.	17,145,460	19,229,305
Cando Corp. (a)	1,153,956	942,226
China Steel Corp.	16,628,859	16,907,177
Chinatrust Financial Holding Co. Ltd.	20,402,334	11,169,743
Compal Electronics, Inc.	8,532,000	11,904,496
Coretronic Corp.	5,716,000	8,136,337
Delta Electronics, Inc.	4,052,000	12,296,074
Farglory Land Development Co. Ltd.	80,000	170,186
Formosa Plastics Corp.	9,530,000	19,856,030
Foxconn Technology Co. Ltd.	1,793,000	7,095,714
Fubon Financial Holding Co. Ltd. (a)	15,156,000	17,732,970
Common Stocks - continued
	Shares	Value
Taiwan - continued
Hon Hai Precision Industry Co. Ltd. (Foxconn)	9,622,350	$ 40,488,224
Hotai Motor Co. Ltd.	835,000	1,825,950
Huaku Development Co. Ltd.	1,721,500	4,324,619
Hung Poo Real Estate Development Co. Ltd.	1,950,447	2,782,430
Insyde Software Corp.	579,000	2,336,649
Lite-On Technology Corp.	4,586,000	5,839,205
Macronix International Co. Ltd.	14,996,000	8,374,115
MediaTek, Inc.	448,000	7,287,971
Novatek Microelectronics Corp.	1,429,000	4,215,695
Powertech Technology, Inc.	2,116,000	6,785,234
Prime View International Co. Ltd. (a)	966,000	1,770,924
Quanta Computer, Inc.	5,151,000	10,297,166
Silitech Technology Corp.	960,000	3,393,712
Taiwan Mobile Co. Ltd.	8,659,000	16,768,093
Taiwan Semiconductor Manufacturing Co. Ltd.	11,946,192	22,984,227
Tripod Technology Corp.	1,290,000	4,439,230
U-Ming Marine Transport Corp.	1,860,000	3,543,688
Unimicron Technology Corp.	2,849,000	3,480,477
Wistron Corp.	4,093,000	7,798,020
Yuanta Financial Holding Co. Ltd.	9,865,000	6,295,824
TOTAL TAIWAN		309,764,115
Thailand - 3.6%
Bangkok Bank Ltd. PCL:
NVDR	1,525,300	5,193,097
(For. Reg.)	867,100	2,939,101
Banpu PCL:
unit	602,600	9,586,406
(For. Reg.)	77,500	1,232,901
C.P. Seven Eleven PCL	4,246,000	2,942,392
Kasikornbank PCL (For. Reg.)	2,118,100	5,615,932
National Finance PCL (For. Reg.)	8,649,200	5,055,573

	Shares	Value
Preuksa Real Estate PCL (For. Reg.)	3,937,800	$ 1,922,036
Quality Houses PCL	61,308,900	4,100,806
Siam Cement PCL (For. Reg.)	1,220,600	8,164,302
Siam Commercial Bank PCL (For. Reg.)	4,030,500	9,684,615
TICON Industrial Connection PCL (For. Reg.)	6,895,500	1,828,274
Total Access Communication PCL unit	4,431,100	4,305,603
TOTAL THAILAND		62,571,038
United Kingdom - 1.0%
HSBC Holdings PLC (Hong Kong) (Reg.)	1,582,800	16,897,303
TOTAL COMMON STOCKS (Cost $1,666,538,985)		1,712,526,632
Money Market Funds - 0.6%

Fidelity Cash Central Fund, 0.17% (d)	5,039,000	5,039,000
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	4,585,000	4,585,000
TOTAL MONEY MARKET FUNDS (Cost $9,624,000)		9,624,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,676,162,985)	1,722,150,632
NET OTHER ASSETS - 0.2%	3,644,081
NET ASSETS - 100%	$ 1,725,794,713
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,675
Fidelity Securities Lending Cash Central Fund	23,099
Total	$ 30,774
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Korea (South)	$ 369,549,428	$ 343,297,567	$ 26,251,861	$ -
Taiwan	309,764,115	302,984,209	6,779,906	-
Hong Kong	302,110,488	206,019,995	96,090,493	-
China	277,714,350	193,030,457	84,683,893	-
Singapore	109,676,064	109,676,064	-	-
Indonesia	73,588,191	73,588,191	-	-
Cayman Islands	70,552,891	70,552,891	-	-
Thailand	62,571,038	62,571,038	-	-
Malaysia	58,206,705	58,206,705	-	-
Other	78,793,362	61,896,059	16,897,303	-
Money Market Funds	9,624,000	9,624,000	-	-
Total Investments in Securities:	$ 1,722,150,632	$ 1,491,447,176	$ 230,703,456	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,846,452
Total Realized Gain (Loss)	679,224
Total Unrealized Gain (Loss)	318,852
Cost of Purchases	-
Proceeds of Sales	(1,530,599)
Amortization/Accretion	-
Transfers in/out of Level 3	(1,313,929)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $1,699,978,966. Net unrealized appreciation aggregated $22,171,666, of which $106,715,835 related to appreciated investment securities and $84,544,169 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Total International
Equity Fund

January 31, 2010

1.863104.102

TIE-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Argentina - 0.1%
Banco Macro SA sponsored ADR	1,100	$ 31,361
Australia - 3.0%
AMP Ltd.	6,966	38,560
CSL Ltd.	4,491	123,821
Leighton Holdings Ltd.	6,104	206,183
Macquarie Group Ltd.	5,332	236,495
Macquarie Infrastructure Group unit	66,523	71,470
MAp Group unit	70,063	172,230
OZ Minerals Ltd. (a)	90,871	85,576
QBE Insurance Group Ltd.	3,683	74,643
Wesfarmers Ltd.	3,313	80,591
Westfield Group unit	15,995	178,775
Woolworths Ltd.	12,632	288,852
Worleyparsons Ltd.	2,886	60,200
TOTAL AUSTRALIA		1,617,396
Austria - 0.2%
Andritz AG	1,790	99,971
Bailiwick of Jersey - 0.7%
Informa PLC	44,088	231,027
Randgold Resources Ltd. sponsored ADR	400	27,572
United Business Media Ltd.	8,700	59,064
WPP PLC	8,096	74,703
TOTAL BAILIWICK OF JERSEY		392,366
Belgium - 1.4%
Anheuser-Busch InBev SA NV	13,025	649,950
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,080	42
Gimv NV	200	10,242
Umicore SA	3,716	114,524
TOTAL BELGIUM		774,758
Bermuda - 1.3%
Aquarius Platinum Ltd. (Australia) (a)	7,447	43,988
Credicorp Ltd. (NY Shares)	700	52,241
Lazard Ltd. Class A	1,200	46,248
Northern Offshore Ltd. (a)	3,000	5,189
Ports Design Ltd.	68,500	184,838
Scorpion Offshore Ltd. (a)	1,500	6,522
Common Stocks - continued
	Shares	Value
Bermuda - continued
Seadrill Ltd.	14,900	$ 338,093
Trinity Ltd.	14,000	6,582
TOTAL BERMUDA		683,701
Brazil - 5.1%
Anhanguera Educacional Participacoes SA unit (a)	1,226	16,910
Banco ABC Brasil SA	18,800	119,682
Banco do Brasil SA	6,500	96,483
Banco Santander (Brasil) SA ADR	8,900	107,156
BM&F BOVESPA SA	36,100	242,646
BR Malls Participacoes SA (a)	5,600	60,872
Braskem SA Class A sponsored ADR (a)(b)	12,200	169,702
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	3,400	62,751
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	2,500	41,675
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (b)	2,000	58,240
Cosan SA Industria e Comercio (a)	2,650	30,225
Fibria Celulose SA sponsored ADR (a)	7,050	128,874
Gerdau SA	3,500	35,891
Gerdau SA (PN)	700	9,403
Iguatemi Empresa de Shopping Centers SA	4,000	60,435
Itau Unibanco Banco Multiplo SA ADR	13,847	265,309
Localiza Rent A Car SA	2,600	27,241
MRV Engenharia e Participacoes SA	7,800	49,862
Multiplan Empreendimentos Imobiliarios SA	2,900	46,154
Natura Cosmeticos SA	1,920	34,754
Net Servicos de Comunicacao SA sponsored ADR	3,400	40,222
OGX Petroleo e Gas Participacoes SA	6,500	58,103
PDG Realty S.A. Empreendimentos e Participacoes	3,200	25,244
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	3,400	122,672
sponsored ADR	8,200	332,674
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	2,900	51,678
Tivit Terc de Tec E Servico SA	2,090	17,186
Vale SA:
(PN-A) sponsored ADR	11,800	266,444
sponsored ADR	4,300	110,897
Vivo Participacoes SA sponsored ADR	1,200	33,588
TOTAL BRAZIL		2,722,973
Canada - 2.9%
Agnico-Eagle Mines Ltd. (Canada)	3,760	190,057
Common Stocks - continued
	Shares	Value
Canada - continued
Eldorado Gold Corp. (a)	3,470	$ 41,213
Eldorado Gold Corp. unit (a)	236	2,832
Fairfax Financial Holdings Ltd. (sub. vtg.)	270	91,610
First Quantum Minerals Ltd.	400	29,010
Goldcorp, Inc.	1,300	44,059
Niko Resources Ltd.	2,630	242,856
Open Text Corp. (a)	5,400	212,758
Petrobank Energy & Resources Ltd. (a)	5,200	256,912
Power Corp. of Canada (sub. vtg.)	2,900	76,100
Quadra Mining Ltd. (a)	500	6,691
Sherritt International Corp.	2,800	16,078
Suncor Energy, Inc.	3,300	104,188
Toronto-Dominion Bank	4,200	247,452
Uranium One, Inc. (a)	6,700	20,740
TOTAL CANADA		1,582,556
Cayman Islands - 0.4%
China Shanshui Cement Group Ltd.	29,000	16,921
Eurasia Drilling Co. Ltd. GDR (Reg. S)	1,500	20,555
Geely Automobile Holdings Ltd.	50,000	22,218
Hengan International Group Co. Ltd.	6,300	42,195
Hidili Industry International Development Ltd. (a)	25,000	26,436
Integra Group Holdings unit (a)	5,500	18,842
Wynn Macau Ltd.	41,400	52,577
Xinao Gas Holdings Ltd.	13,000	30,910
TOTAL CAYMAN ISLANDS		230,654
China - 1.7%
Ausnutria Dairy Hunan Co. Ltd. Class H	5,000	3,606
Baidu.com, Inc. sponsored ADR (a)	50	20,586
China Construction Bank Corp. (H Shares)	168,000	129,398
China Merchants Bank Co. Ltd. (H Shares)	58,800	136,777
China Nepstar Chain Drugstore Ltd. ADR	1,750	10,570
China Yurun Food Group Ltd.	14,000	39,310
Golden Eagle Retail Group Ltd. (H Shares)	12,000	21,669
Industrial & Commercial Bank of China Ltd. (H Shares)	278,000	204,097
Jiangsu Expressway Co. Ltd. (H Shares)	34,000	30,436
Minth Group Ltd.	16,000	20,258
Nine Dragons Paper (Holdings) Ltd.	43,000	60,923
Parkson Retail Group Ltd.	13,500	23,161
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	9,000	70,480
Tencent Holdings Ltd.	4,000	74,807
Common Stocks - continued
	Shares	Value
China - continued
Weichai Power Co. Ltd. (H Shares)	4,000	$ 28,980
ZTE Corp. (H Shares)	6,040	35,475
TOTAL CHINA		910,533
Czech Republic - 0.1%
Ceske Energeticke Zavody AS	800	38,934
Denmark - 1.2%
Novo Nordisk AS:
Series B	1,267	85,719
Series B sponsored ADR	4,100	276,463
Vestas Wind Systems AS (a)	2,795	147,002
William Demant Holding AS (a)	1,440	112,378
TOTAL DENMARK		621,562
Egypt - 0.2%
Commercial International Bank Ltd.	4,700	51,515
Orascom Telecom Holding SAE	5,300	5,741
Orascom Telecom Holding SAE rights 3/1/10 (a)	25,970	23,380
TOTAL EGYPT		80,636
Finland - 0.9%
Metso Corp.	4,100	137,597
Nokian Tyres PLC	8,302	200,711
Outotec OYJ	4,200	140,873
TOTAL FINLAND		479,181
France - 5.6%
Accor SA	1,151	58,066
Alstom SA	295	19,696
Audika SA	900	32,973
AXA SA sponsored ADR	24,300	500,337
BNP Paribas SA	4,478	319,883
Compagnie de St. Gobain	1,959	93,579
Danone	4,480	256,171
GDF Suez	1,214	45,829
Laurent-Perrier Group	209	17,933
Pernod-Ricard SA	1,506	121,135
PPR SA	500	60,971
Remy Cointreau SA	2,619	131,263
Saft Groupe SA	657	28,172
Sanofi-Aventis	756	55,900
Sanofi-Aventis sponsored ADR	5,600	206,136
Common Stocks - continued
	Shares	Value
France - continued
Schneider Electric SA	684	$ 70,562
Societe Generale Series A	4,410	255,141
Total SA:
Series B	500	28,896
sponsored ADR	6,300	362,817
Unibail-Rodamco	1,165	252,426
Veolia Environnement sponsored ADR (b)	2,400	78,672
TOTAL FRANCE		2,996,558
Germany - 5.2%
Aixtron AG	5,500	165,450
Allianz AG sponsored ADR	19,200	210,048
alstria office REIT-AG	538	6,040
BASF AG	1,973	111,980
Bayer AG	2,254	153,530
Bayerische Motoren Werke AG (BMW)	2,486	105,963
Bilfinger Berger AG	250	18,035
centrotherm photovoltaics AG (a)	100	5,576
Colonia Real Estate AG (a)	8,879	52,710
Daimler AG	6,400	293,184
Deutsche Boerse AG	1,300	85,103
E.ON AG	21,549	790,935
Linde AG	1,896	207,258
Metro AG	1,400	76,365
Munich Re Group (Reg.)	2,402	358,803
Siemens AG sponsored ADR	1,600	142,576
Software AG (Bearer)	183	20,803
TOTAL GERMANY		2,804,359
Greece - 0.2%
Hellenic Telecommunications Organization SA	6,531	89,475
Terna Energy SA	2,249	18,151
TOTAL GREECE		107,626
Hong Kong - 2.9%
Champion (REIT)	19,662	8,307
China Agri-Industries Holding Ltd.	26,000	35,698
China Mobile (Hong Kong) Ltd.	10,000	93,947
China Mobile (Hong Kong) Ltd. sponsored ADR	600	28,170
China Overseas Land & Investment Ltd.	55,564	99,621
China Resources Power Holdings Co. Ltd.	62,800	121,977
CNOOC Ltd.	57,000	79,921
CNOOC Ltd. sponsored ADR	660	92,288
Common Stocks - continued
	Shares	Value
Hong Kong - continued
CNPC (Hong Kong) Ltd.	30,000	$ 37,442
Cosco Pacific Ltd.	24,000	35,116
Hong Kong Exchanges and Clearing Ltd.	15,100	257,309
Hutchison Whampoa Ltd.	13,000	88,995
Lenovo Group Ltd.	64,000	44,266
Shanghai Industrial Holdings Ltd.	7,000	32,683
Sino-Ocean Land Holdings Ltd.	29,000	23,719
Swire Pacific Ltd. (A Shares)	38,000	415,291
Techtronic Industries Co. Ltd.	81,500	67,602
TOTAL HONG KONG		1,562,352
Hungary - 0.1%
OTP Bank Ltd. (a)	1,400	41,844
India - 1.3%
Bank of Baroda	3,160	39,427
Bharat Heavy Electricals Ltd.	875	45,627
Dabur India Ltd.	8,738	30,462
Housing Development and Infrastructure Ltd. (a)	3,701	26,527
Housing Development Finance Corp. Ltd.	909	46,979
Indiabulls Real Estate Ltd. (a)	5,474	20,786
Infosys Technologies Ltd.	530	28,445
Infosys Technologies Ltd. sponsored ADR	1,200	62,292
Jain Irrigation Systems Ltd.	1,498	23,520
JSW Steel Ltd.	1,997	42,668
Jyothy Laboratories Ltd.	965	3,271
Pantaloon Retail India Ltd.	2,009	19,128
Pantaloon Retail India Ltd. Class B	341	1,786
Power Finance Corp. Ltd.	4,482	23,530
Reliance Industries Ltd.	1,873	42,483
Reliance Industries Ltd. GDR (Reg. S) (c)	1,648	74,984
Tata Consultancy Services Ltd.	2,850	45,489
Tata Power Co. Ltd.	1,838	51,998
Tata Steel Ltd.	3,220	39,729
Union Bank of India	2,886	15,949
Unitech Ltd.	17,680	28,480
TOTAL INDIA		713,560
Indonesia - 0.5%
PT Bank Central Asia Tbk	68,500	36,631
PT Bank Rakyat Indonesia Tbk	119,000	97,364
PT Indocement Tunggal Prakarsa Tbk	25,500	36,818
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT International Nickel Indonesia Tbk	60,000	$ 22,941
PT Telkomunikasi Indonesia Tbk Series B	65,500	65,500
TOTAL INDONESIA		259,254
Ireland - 0.7%
CRH PLC sponsored ADR (b)	13,500	331,965
Dragon Oil PLC (a)	3,700	23,871
TOTAL IRELAND		355,836
Israel - 0.1%
Partner Communications Co. Ltd. ADR	242	5,019
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,300	73,736
TOTAL ISRAEL		78,755
Italy - 1.7%
Azimut Holdings SpA	11,736	144,243
Fiat SpA (a)	11,000	137,847
Interpump Group SpA (a)	2,025	10,450
Intesa Sanpaolo SpA	106,500	405,392
UniCredit SpA	72,701	200,474
TOTAL ITALY		898,406
Japan - 12.7%
Aioi Insurance Co. Ltd.	1,000	4,763
Aozora Bank Ltd. (a)	5,000	6,370
Asahi Co. Ltd.	400	6,288
Autobacs Seven Co. Ltd.	3,400	103,013
Credit Saison Co. Ltd.	5,300	65,993
Daikoku Denki Co. Ltd.	900	16,849
Daikokutenbussan Co. Ltd.	2,200	66,534
Denso Corp.	12,000	354,270
East Japan Railway Co.	5,700	383,283
Fanuc Ltd.	2,000	191,869
FCC Co. Ltd.	700	13,850
Fukuoka (REIT) Investment Fund	2	11,100
GCA Savvian Group Corp.	10	11,632
Glory Ltd.	400	8,791
Goldcrest Co. Ltd.	260	7,319
Gunma Bank Ltd.	2,000	10,325
Honda Motor Co. Ltd.	3,000	101,662
Japan Retail Fund Investment Corp.	17	79,096
Japan Steel Works Ltd.	9,000	110,867
JSR Corp.	3,600	71,107
Common Stocks - continued
	Shares	Value
Japan - continued
Kamigumi Co. Ltd.	2,000	$ 15,066
KDDI Corp.	11	58,065
Keyence Corp.	610	140,759
Kirin Holdings Co. Ltd.	5,000	76,382
Kobayashi Pharmaceutical Co. Ltd.	3,200	127,794
Konica Minolta Holdings, Inc.	7,000	71,652
Kyoto Kimono Yuzen Co. Ltd.	700	6,801
Meiko Network Japan Co. Ltd.	900	5,384
Miraca Holdings, Inc.	4,700	141,099
Miraial Co. Ltd.	300	8,059
Mitsubishi Estate Co. Ltd.	3,000	48,787
Mitsubishi UFJ Financial Group, Inc.	79,500	409,090
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	11,900	61,047
Mitsui & Co. Ltd.	32,700	482,512
Mitsui Sumitomo Insurance Group Holdings, Inc.	3,400	85,311
Nabtesco Corp.	1,000	11,809
Nachi-Fujikoshi Corp.	5,000	14,124
Nagaileben Co. Ltd.	300	6,497
Nihon Parkerizing Co. Ltd.	1,000	12,695
Nippon Electric Glass Co. Ltd.	4,000	56,541
Nippon Seiki Co. Ltd.	2,000	22,089
Nippon Thompson Co. Ltd.	23,000	130,963
Nitto Kohki Co. Ltd.	300	6,338
Obic Co. Ltd.	530	99,107
ORIX Corp.	1,800	135,593
Osaka Securities Exchange Co. Ltd.	29	161,272
OSG Corp.	1,000	10,967
Pal Co. Ltd.	150	3,046
Promise Co. Ltd. (a)(b)	9,600	88,907
SAZABY, Inc.	300	3,838
Seven & i Holdings Co., Ltd.	3,900	85,414
Shin-Etsu Chemical Co., Ltd.	4,300	225,313
Shiseido Co. Ltd.	5,900	121,438
SHO-BOND Holdings Co. Ltd.	3,400	57,439
Shoei Co. Ltd.	300	3,264
Sumitomo Corp.	17,600	198,675
Sumitomo Metal Industries Ltd.	39,000	107,577
Sumitomo Mitsui Financial Group, Inc.	6,600	214,590
The Daishi Bank Ltd., Niigata	2,000	6,713
The Nippon Synthetic Chemical Industry Co. Ltd.	2,000	14,246
THK Co. Ltd.	900	17,856
Toho Holdings Co. Ltd.	1,000	13,249
Common Stocks - continued
	Shares	Value
Japan - continued
Tokio Marine Holdings, Inc.	2,400	$ 64,872
Tokuyama Corp.	5,000	26,532
Tokyo Electric Power Co.	5,900	159,150
Tokyo Gas Co., Ltd.	43,000	174,344
Toyota Motor Corp.	16,300	626,921
Tsumura & Co.	400	12,673
Tsutsumi Jewelry Co. Ltd.	400	7,630
USS Co. Ltd.	3,340	202,761
Xebio Co. Ltd.	2,400	45,091
Yamada Denki Co. Ltd.	2,900	186,651
Yamato Kogyo Co. Ltd.	4,600	145,537
TOTAL JAPAN		6,844,511
Kazakhstan - 0.1%
JSC Halyk Bank of Kazakhstan unit (a)	3,500	32,670
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	900	22,700
TOTAL KAZAKHSTAN		55,370
Korea (South) - 1.9%
Doosan Heavy Industries & Construction Co. Ltd.	746	53,106
GS Engineering & Construction Corp.	539	41,347
Hana Financial Group, Inc.	1,240	35,630
Hynix Semiconductor, Inc. (a)	2,630	51,629
Hyundai Engineering & Construction Co. Ltd.	796	44,234
Hyundai Mobis	415	52,999
KB Financial Group, Inc. (a)	1,800	78,592
KT&G Corp.	764	44,631
LG Innotek Co. Ltd.	243	18,767
NHN Corp. (a)	1,013	151,220
Samsung Electronics Co. Ltd.	378	255,718
Shinhan Financial Group Co. Ltd. (a)	1,880	65,806
Shinhan Financial Group Co. Ltd. sponsored ADR	1,400	96,992
Tong Yang Life Insurance Co. Ltd.	620	7,624
TOTAL KOREA (SOUTH)		998,295
Luxembourg - 0.8%
ArcelorMittal SA:
(Netherlands)	1,852	71,694
(NY Shares) Class A	7,900	305,572
Evraz Group SA GDR (a)	1,000	32,968
GlobeOp Financial Services SA	2,300	7,849
TOTAL LUXEMBOURG		418,083
Common Stocks - continued
	Shares	Value
Malaysia - 0.2%
Axiata Group Bhd	38,300	$ 36,676
Bumiputra-Commerce Holdings Bhd	11,000	40,782
IJM Corp. Bhd	24,200	32,600
TOTAL MALAYSIA		110,058
Mexico - 1.4%
America Movil SAB de CV Series L sponsored ADR	4,200	183,330
Cemex SA de CV sponsored ADR	12,329	113,304
Corporacion Geo SA de CV Series B (a)	7,900	20,973
Desarrolladora Homex SAB de CV sponsored ADR (a)	2,920	89,498
Empresas ICA Sociedad Controladora SA de CV sponsored ADR (a)	4,800	46,560
Fomento Economico Mexicano SAB de CV sponsored ADR	1,200	50,592
Grupo Financiero Banorte SAB de CV Series O	6,200	20,390
Grupo Televisa SA de CV (CPO) sponsored ADR	2,600	50,804
Telmex Internacional SAB de CV Series L ADR (b)	2,300	40,618
Wal-Mart de Mexico SA de CV Series V	35,100	155,640
TOTAL MEXICO		771,709
Netherlands - 2.2%
Aalberts Industries NV	1,200	17,453
Akzo Nobel NV	688	40,953
ASM International NV (NASDAQ) (a)	4,000	91,760
ASML Holding NV (NY Shares)	3,500	109,375
Gemalto NV (a)	2,849	113,098
Heijmans NV unit (a)	610	10,885
ING Groep NV:
(Certificaten Van Aandelen) unit (a)	14,810	138,685
sponsored ADR (a)	4,600	43,240
James Hardie Industries NV sponsored ADR (a)	3,325	110,357
Koninklijke Ahold NV	6,535	82,115
Koninklijke KPN NV	15,955	264,182
QIAGEN NV (a)	6,300	137,088
TOTAL NETHERLANDS		1,159,191
Nigeria - 0.1%
Guaranty Trust Bank PLC GDR (Reg. S)	4,600	34,715
Norway - 0.5%
Aker Solutions ASA	5,400	72,062
DnB NOR ASA (a)	11,300	127,603
Common Stocks - continued
	Shares	Value
Norway - continued
Orkla ASA (A Shares)	7,000	$ 63,124
Sevan Marine ASA (a)	7,000	10,076
TOTAL NORWAY		272,865
Papua New Guinea - 0.2%
Lihir Gold Ltd. sponsored ADR	3,550	86,088
Oil Search Ltd.	5,018	23,340
TOTAL PAPUA NEW GUINEA		109,428
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR	3,300	103,884
Philippines - 0.2%
Jollibee Food Corp.	10,800	12,194
Philippine Long Distance Telephone Co.	110	6,316
Philippine Long Distance Telephone Co. sponsored ADR	1,900	106,343
TOTAL PHILIPPINES		124,853
Portugal - 0.2%
Energias de Portugal SA	26,265	104,105
Russia - 1.2%
Magnit OJSC GDR (Reg. S)	2,100	31,592
Mechel Steel Group OAO sponsored ADR	2,300	45,517
Novorossiysk Commercial Sea Port JSC GDR (Reg. S)	2,400	27,525
OAO Gazprom sponsored ADR	9,380	226,996
OAO NOVATEK GDR	800	56,669
OAO Tatneft sponsored ADR	1,400	43,074
OJSC MMC Norilsk Nickel sponsored ADR (a)	3,800	58,140
OJSC Oil Company Rosneft GDR (Reg. S)	7,300	56,144
Polymetal JSC GDR (Reg. S) (a)	3,100	28,782
Sberbank (Savings Bank of the Russian Federation) GDR	290	87,265
TOTAL RUSSIA		661,704
Singapore - 1.4%
Allgreen Properties Ltd.	17,000	14,144
CapitaLand Ltd.	20,000	54,898
City Developments Ltd.	8,000	60,985
DBS Group Holdings Ltd.	17,000	172,629
Keppel Land Ltd.	4,000	9,330
Singapore Exchange Ltd.	38,000	215,908
Straits Asia Resources Ltd.	15,000	23,040
Common Stocks - continued
	Shares	Value
Singapore - continued
United Overseas Bank Ltd.	13,000	$ 167,879
Wing Tai Holdings Ltd.	43,000	60,238
TOTAL SINGAPORE		779,051
South Africa - 2.6%
African Bank Investments Ltd.	8,000	31,160
African Rainbow Minerals Ltd.	8,863	195,338
Aspen Pharmacare Holdings Ltd. (a)	4,900	43,326
Aveng Ltd.	6,800	31,669
Blue Financial Services Ltd. (a)	17,405	891
Blue Label Telecoms Ltd. (a)	32,700	21,235
Clicks Group Ltd.	35,507	123,440
Impala Platinum Holdings Ltd.	6,700	173,596
JSE Ltd.	12,800	94,876
Mr. Price Group Ltd.	28,500	131,571
MTN Group Ltd.	22,503	323,112
Mvelaphanda Resources Ltd. (a)	5,322	35,433
Naspers Ltd. Class N	1,500	53,131
Shoprite Holdings Ltd.	4,500	41,236
Standard Bank Group Ltd.	5,500	78,539
Truworths International Ltd.	3,800	21,137
TOTAL SOUTH AFRICA		1,399,690
Spain - 2.6%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	4,359	66,213
Banco Santander SA	4,932	69,938
Banco Santander SA sponsored ADR	11,600	163,328
Grifols SA	246	3,750
Iberdrola SA	7,500	63,852
Inditex SA	2,538	159,752
Prosegur Compania de Seguridad SA (Reg.)	2,691	121,862
Telefonica SA sponsored ADR	10,240	733,184
TOTAL SPAIN		1,381,879
Sweden - 0.8%
H&M Hennes & Mauritz AB (B Shares)	4,327	254,625
Intrum Justitia AB	1,400	17,043
Swedish Match Co.	3,700	77,475
Telefonaktiebolaget LM Ericsson (B Shares)	9,103	88,213
TOTAL SWEDEN		437,356
Switzerland - 8.0%
ABB Ltd. sponsored ADR	13,200	237,996
Common Stocks - continued
	Shares	Value
Switzerland - continued
Actelion Ltd. (Reg.) (a)	1,861	$ 98,455
Bank Sarasin & Co. Ltd. Series B (Reg.) (a)	3,351	114,417
Credit Suisse Group sponsored ADR	7,600	328,168
Nestle SA (Reg.)	18,399	872,103
Novartis AG sponsored ADR (b)	3,800	203,414
Roche Holding AG (participation certificate)	7,753	1,300,661
Sonova Holding AG Class B	1,743	215,720
The Swatch Group AG (Bearer)	470	122,857
Transocean Ltd. (a)	2,820	238,967
UBS AG:
(For. Reg.) (a)	3,373	43,989
(NY Shares) (a)	11,100	144,411
Zurich Financial Services AG (Reg.)	1,821	387,149
TOTAL SWITZERLAND		4,308,307
Taiwan - 1.5%
Acer, Inc.	18,050	50,652
Cathay Financial Holding Co. Ltd. (a)	25,000	42,390
China Steel Corp.	27,000	27,452
Delta Electronics, Inc.	11,000	33,380
Epistar Corp.	9,000	28,578
EVA Airways Corp. (a)	74,000	29,169
Hon Hai Precision Industry Co. Ltd. (Foxconn)	41,965	176,577
MediaTek, Inc.	4,006	65,169
Prime View International Co. Ltd. (a)	7,000	12,833
Prime View International Co. Ltd. sponsored GDR (a)(c)	700	12,840
Synnex Technology International Corp.	13,000	26,761
Taiwan Mobile Co. Ltd.	19,000	36,793
Taiwan Semiconductor Manufacturing Co. Ltd.	59,169	113,840
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	7,710	78,334
Wintek Corp. (a)	37,000	28,822
Yuanta Financial Holding Co. Ltd.	48,000	30,634
TOTAL TAIWAN		794,224
Thailand - 0.3%
Advanced Info Service PCL (For. Reg.)	11,800	29,509
Siam Commercial Bank PCL (For. Reg.)	44,800	107,647
TOTAL THAILAND		137,156
Turkey - 1.3%
Albaraka Turk Katilim Bankasi AS	7,000	11,410
Anadolu Efes Biracilik ve Malt Sanyii AS	10,600	110,465
Asya Katilim Bankasi AS (a)	64,200	169,833
Common Stocks - continued
	Shares	Value
Turkey - continued
Coca-Cola Icecek AS	14,500	$ 121,080
Tupras-Turkiye Petrol Rafinerileri AS	200	4,175
Turkiye Garanti Bankasi AS	67,700	287,181
TOTAL TURKEY		704,144
United Kingdom - 16.0%
Aberdeen Asset Management PLC	27,018	53,169
Aegis Group PLC	38,416	73,082
AMEC PLC	489	5,893
Anglo American PLC (United Kingdom) (a)	5,831	213,939
Babcock International Group PLC	21,400	191,089
BAE Systems PLC	41,700	233,863
Barclays PLC	24,317	103,928
Begbies Traynor Group PLC	7,700	11,243
Bellway PLC	6,528	76,908
BG Group PLC	23,099	424,634
BHP Billiton PLC ADR	12,200	714,676
BlueBay Asset Management	987	5,184
Bovis Homes Group PLC (a)	8,148	51,500
BP PLC sponsored ADR	5,600	314,272
Britvic PLC	2,100	14,081
Carphone Warehouse Group PLC	27,500	83,446
Centrica PLC	27,575	118,377
Chloride Group PLC	4,357	12,673
Cobham PLC	20,700	76,590
Derwent London PLC	700	14,570
easyJet PLC (a)	19,000	117,997
GlaxoSmithKline PLC sponsored ADR	3,900	152,139
Great Portland Estates PLC	12,472	55,710
H&T Group PLC	2,500	10,289
Hikma Pharmaceuticals PLC	4,896	42,746
HSBC Holdings PLC:
(United Kingdom) (Reg.)	31,379	335,919
sponsored ADR	4,600	246,146
Imperial Tobacco Group PLC	700	22,573
InterContinental Hotel Group PLC ADR	9,600	136,992
International Power PLC	12,589	64,270
Johnson Matthey PLC	4,992	116,051
Man Group PLC	27,936	104,697
Meggitt PLC	4,400	18,123
Misys PLC (a)	24,000	81,966
Mothercare PLC	1,599	16,354
Common Stocks - continued
	Shares	Value
United Kingdom - continued
National Grid PLC	7,000	$ 70,304
Persimmon PLC (a)	1,437	9,865
Prudential PLC	29,094	266,455
Quintain Estates & Development PLC (a)	9,776	9,129
Reckitt Benckiser Group PLC	4,938	255,977
Rio Tinto PLC:
(Reg.)	7,396	360,656
sponsored ADR	1,990	386,100
Rolls-Royce Group PLC	13,745	104,727
Rotork PLC	500	10,072
Royal Dutch Shell PLC Class A sponsored ADR	12,600	697,914
Serco Group PLC	27,020	214,772
Shaftesbury PLC	17,833	107,975
Spectris PLC	1,332	16,181
Spirax-Sarco Engineering PLC	1,604	32,016
SSL International PLC	3,269	40,507
St. Modwen Properties PLC (a)	2,000	6,000
Standard Chartered PLC (United Kingdom)	14,093	324,604
Ted Baker PLC	1,875	14,769
Tesco PLC	51,483	348,417
Tullow Oil PLC	1,242	22,749
Ultra Electronics Holdings PLC	700	14,159
Unite Group PLC (a)	23,902	109,491
Victrex PLC	4,018	52,060
Vodafone Group PLC	37,300	79,686
Vodafone Group PLC sponsored ADR	25,300	542,938
Wolseley PLC (a)	5,563	122,387
Xstrata PLC (a)	2,428	39,396
TOTAL UNITED KINGDOM		8,574,395
United States of America - 3.9%
Advanced Energy Industries, Inc. (a)	8,781	115,207
Airgas, Inc.	310	13,101
Allergan, Inc.	1,700	97,750
Autoliv, Inc.	3,800	162,678
Berkshire Hathaway, Inc. Class B (a)	1,450	110,824
Central European Distribution Corp. (a)	1,200	38,460
Cymer, Inc. (a)	1,700	53,329
Dril-Quip, Inc. (a)	200	10,498
Evercore Partners, Inc. Class A	300	8,961
Freeport-McMoRan Copper & Gold, Inc.	500	33,345
ION Geophysical Corp. (a)	11,181	53,110
Common Stocks - continued
	Shares	Value
United States of America - continued
Juniper Networks, Inc. (a)	9,880	$ 245,320
Kansas City Southern (a)	590	17,523
Lam Research Corp. (a)	197	6,503
Martin Marietta Materials, Inc.	110	8,710
Mead Johnson Nutrition Co. Class A	1,900	85,937
Mohawk Industries, Inc. (a)	2,540	105,181
Monsanto Co.	1,000	75,880
Philip Morris International, Inc.	2,500	113,775
PriceSmart, Inc.	2,300	46,023
ResMed, Inc. (a)	2,300	117,622
Union Pacific Corp.	1,900	114,950
Varian Semiconductor Equipment Associates, Inc. (a)	200	5,866
Visa, Inc. Class A	5,600	459,368
TOTAL UNITED STATES OF AMERICA		2,099,921
TOTAL COMMON STOCKS (Cost $55,173,060)		52,470,026
Nonconvertible Preferred Stocks - 0.4%

Italy - 0.4%
Fiat SpA (Risparmio Shares)	7,200	57,952
Telecom Italia SpA (Risparmio Shares)	138,500	160,873
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $236,221)		218,825
Money Market Funds - 1.2%

Fidelity Securities Lending Cash Central Fund, 0.18% (d)(e) (Cost $652,605)	652,605	652,605
Cash Equivalents - 1.8%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.1%, dated 1/29/10 due 2/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $969,000)	$ 969,008	$ 969,000
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $57,030,886)		54,310,456
NET OTHER ASSETS - (1.2)%		(610,815)
NET ASSETS - 100%		$ 53,699,641
Legend
(a) Non-income producing
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $87,824 or 0.2% of net assets.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Investment made with cash collateral received from securities on loan.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$969,000 due 2/01/10 at 0.10%
BNP Paribas Securities Corp.	$ 143,628
Banc of America Securities LLC	105,239
Bank of America, NA	67,630
Barclays Capital, Inc.	141,681
Citigroup Global Markets, Inc.	105,239
Credit Suisse Securities (USA) LLC	195,106
ING Financial Markets LLC	70,159
J.P. Morgan Securities, Inc.	70,159
Mizuho Securities USA, Inc.	70,159
$ 969,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 1,091
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 8,574,395	$ 3,191,177	$ 5,383,218	$ -
Japan	6,844,511	5,706,838	1,137,673	-
Switzerland	4,308,307	1,152,956	3,155,351	-
France	2,996,558	1,147,962	1,848,596	-
Germany	2,804,359	645,808	2,158,551	-
Brazil	2,722,973	2,722,973	-	-
United States of America	2,099,921	2,099,921	-	-
Australia	1,617,396	1,617,396	-	-
Canada	1,582,556	1,582,556	-	-
Other	19,137,875	12,719,463	6,418,412	-
Money Market Funds	652,605	652,605	-	-
Cash Equivalents	969,000	-	969,000	-
Total Investments in Securities:	$ 54,310,456	$ 33,239,655	$ 21,070,801	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 369
Total Realized Gain (Loss)	(25,822)
Total Unrealized Gain (Loss)	25,854
Cost of Purchases	-
Proceeds of Sales	(401)
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $58,003,389. Net unrealized depreciation aggregated $3,692,933, of which $4,194,633 related to appreciated investment securities and $7,887,566 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor
Total International Equity Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2010

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Total International Equity Fund

1.863098.102

ATIE-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Argentina - 0.1%
Banco Macro SA sponsored ADR	1,100	$ 31,361
Australia - 3.0%
AMP Ltd.	6,966	38,560
CSL Ltd.	4,491	123,821
Leighton Holdings Ltd.	6,104	206,183
Macquarie Group Ltd.	5,332	236,495
Macquarie Infrastructure Group unit	66,523	71,470
MAp Group unit	70,063	172,230
OZ Minerals Ltd. (a)	90,871	85,576
QBE Insurance Group Ltd.	3,683	74,643
Wesfarmers Ltd.	3,313	80,591
Westfield Group unit	15,995	178,775
Woolworths Ltd.	12,632	288,852
Worleyparsons Ltd.	2,886	60,200
TOTAL AUSTRALIA		1,617,396
Austria - 0.2%
Andritz AG	1,790	99,971
Bailiwick of Jersey - 0.7%
Informa PLC	44,088	231,027
Randgold Resources Ltd. sponsored ADR	400	27,572
United Business Media Ltd.	8,700	59,064
WPP PLC	8,096	74,703
TOTAL BAILIWICK OF JERSEY		392,366
Belgium - 1.4%
Anheuser-Busch InBev SA NV	13,025	649,950
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,080	42
Gimv NV	200	10,242
Umicore SA	3,716	114,524
TOTAL BELGIUM		774,758
Bermuda - 1.3%
Aquarius Platinum Ltd. (Australia) (a)	7,447	43,988
Credicorp Ltd. (NY Shares)	700	52,241
Lazard Ltd. Class A	1,200	46,248
Northern Offshore Ltd. (a)	3,000	5,189
Ports Design Ltd.	68,500	184,838
Scorpion Offshore Ltd. (a)	1,500	6,522
Common Stocks - continued
	Shares	Value
Bermuda - continued
Seadrill Ltd.	14,900	$ 338,093
Trinity Ltd.	14,000	6,582
TOTAL BERMUDA		683,701
Brazil - 5.1%
Anhanguera Educacional Participacoes SA unit (a)	1,226	16,910
Banco ABC Brasil SA	18,800	119,682
Banco do Brasil SA	6,500	96,483
Banco Santander (Brasil) SA ADR	8,900	107,156
BM&F BOVESPA SA	36,100	242,646
BR Malls Participacoes SA (a)	5,600	60,872
Braskem SA Class A sponsored ADR (a)(b)	12,200	169,702
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	3,400	62,751
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	2,500	41,675
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (b)	2,000	58,240
Cosan SA Industria e Comercio (a)	2,650	30,225
Fibria Celulose SA sponsored ADR (a)	7,050	128,874
Gerdau SA	3,500	35,891
Gerdau SA (PN)	700	9,403
Iguatemi Empresa de Shopping Centers SA	4,000	60,435
Itau Unibanco Banco Multiplo SA ADR	13,847	265,309
Localiza Rent A Car SA	2,600	27,241
MRV Engenharia e Participacoes SA	7,800	49,862
Multiplan Empreendimentos Imobiliarios SA	2,900	46,154
Natura Cosmeticos SA	1,920	34,754
Net Servicos de Comunicacao SA sponsored ADR	3,400	40,222
OGX Petroleo e Gas Participacoes SA	6,500	58,103
PDG Realty S.A. Empreendimentos e Participacoes	3,200	25,244
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	3,400	122,672
sponsored ADR	8,200	332,674
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	2,900	51,678
Tivit Terc de Tec E Servico SA	2,090	17,186
Vale SA:
(PN-A) sponsored ADR	11,800	266,444
sponsored ADR	4,300	110,897
Vivo Participacoes SA sponsored ADR	1,200	33,588
TOTAL BRAZIL		2,722,973
Canada - 2.9%
Agnico-Eagle Mines Ltd. (Canada)	3,760	190,057
Common Stocks - continued
	Shares	Value
Canada - continued
Eldorado Gold Corp. (a)	3,470	$ 41,213
Eldorado Gold Corp. unit (a)	236	2,832
Fairfax Financial Holdings Ltd. (sub. vtg.)	270	91,610
First Quantum Minerals Ltd.	400	29,010
Goldcorp, Inc.	1,300	44,059
Niko Resources Ltd.	2,630	242,856
Open Text Corp. (a)	5,400	212,758
Petrobank Energy & Resources Ltd. (a)	5,200	256,912
Power Corp. of Canada (sub. vtg.)	2,900	76,100
Quadra Mining Ltd. (a)	500	6,691
Sherritt International Corp.	2,800	16,078
Suncor Energy, Inc.	3,300	104,188
Toronto-Dominion Bank	4,200	247,452
Uranium One, Inc. (a)	6,700	20,740
TOTAL CANADA		1,582,556
Cayman Islands - 0.4%
China Shanshui Cement Group Ltd.	29,000	16,921
Eurasia Drilling Co. Ltd. GDR (Reg. S)	1,500	20,555
Geely Automobile Holdings Ltd.	50,000	22,218
Hengan International Group Co. Ltd.	6,300	42,195
Hidili Industry International Development Ltd. (a)	25,000	26,436
Integra Group Holdings unit (a)	5,500	18,842
Wynn Macau Ltd.	41,400	52,577
Xinao Gas Holdings Ltd.	13,000	30,910
TOTAL CAYMAN ISLANDS		230,654
China - 1.7%
Ausnutria Dairy Hunan Co. Ltd. Class H	5,000	3,606
Baidu.com, Inc. sponsored ADR (a)	50	20,586
China Construction Bank Corp. (H Shares)	168,000	129,398
China Merchants Bank Co. Ltd. (H Shares)	58,800	136,777
China Nepstar Chain Drugstore Ltd. ADR	1,750	10,570
China Yurun Food Group Ltd.	14,000	39,310
Golden Eagle Retail Group Ltd. (H Shares)	12,000	21,669
Industrial & Commercial Bank of China Ltd. (H Shares)	278,000	204,097
Jiangsu Expressway Co. Ltd. (H Shares)	34,000	30,436
Minth Group Ltd.	16,000	20,258
Nine Dragons Paper (Holdings) Ltd.	43,000	60,923
Parkson Retail Group Ltd.	13,500	23,161
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	9,000	70,480
Tencent Holdings Ltd.	4,000	74,807
Common Stocks - continued
	Shares	Value
China - continued
Weichai Power Co. Ltd. (H Shares)	4,000	$ 28,980
ZTE Corp. (H Shares)	6,040	35,475
TOTAL CHINA		910,533
Czech Republic - 0.1%
Ceske Energeticke Zavody AS	800	38,934
Denmark - 1.2%
Novo Nordisk AS:
Series B	1,267	85,719
Series B sponsored ADR	4,100	276,463
Vestas Wind Systems AS (a)	2,795	147,002
William Demant Holding AS (a)	1,440	112,378
TOTAL DENMARK		621,562
Egypt - 0.2%
Commercial International Bank Ltd.	4,700	51,515
Orascom Telecom Holding SAE	5,300	5,741
Orascom Telecom Holding SAE rights 3/1/10 (a)	25,970	23,380
TOTAL EGYPT		80,636
Finland - 0.9%
Metso Corp.	4,100	137,597
Nokian Tyres PLC	8,302	200,711
Outotec OYJ	4,200	140,873
TOTAL FINLAND		479,181
France - 5.6%
Accor SA	1,151	58,066
Alstom SA	295	19,696
Audika SA	900	32,973
AXA SA sponsored ADR	24,300	500,337
BNP Paribas SA	4,478	319,883
Compagnie de St. Gobain	1,959	93,579
Danone	4,480	256,171
GDF Suez	1,214	45,829
Laurent-Perrier Group	209	17,933
Pernod-Ricard SA	1,506	121,135
PPR SA	500	60,971
Remy Cointreau SA	2,619	131,263
Saft Groupe SA	657	28,172
Sanofi-Aventis	756	55,900
Sanofi-Aventis sponsored ADR	5,600	206,136
Common Stocks - continued
	Shares	Value
France - continued
Schneider Electric SA	684	$ 70,562
Societe Generale Series A	4,410	255,141
Total SA:
Series B	500	28,896
sponsored ADR	6,300	362,817
Unibail-Rodamco	1,165	252,426
Veolia Environnement sponsored ADR (b)	2,400	78,672
TOTAL FRANCE		2,996,558
Germany - 5.2%
Aixtron AG	5,500	165,450
Allianz AG sponsored ADR	19,200	210,048
alstria office REIT-AG	538	6,040
BASF AG	1,973	111,980
Bayer AG	2,254	153,530
Bayerische Motoren Werke AG (BMW)	2,486	105,963
Bilfinger Berger AG	250	18,035
centrotherm photovoltaics AG (a)	100	5,576
Colonia Real Estate AG (a)	8,879	52,710
Daimler AG	6,400	293,184
Deutsche Boerse AG	1,300	85,103
E.ON AG	21,549	790,935
Linde AG	1,896	207,258
Metro AG	1,400	76,365
Munich Re Group (Reg.)	2,402	358,803
Siemens AG sponsored ADR	1,600	142,576
Software AG (Bearer)	183	20,803
TOTAL GERMANY		2,804,359
Greece - 0.2%
Hellenic Telecommunications Organization SA	6,531	89,475
Terna Energy SA	2,249	18,151
TOTAL GREECE		107,626
Hong Kong - 2.9%
Champion (REIT)	19,662	8,307
China Agri-Industries Holding Ltd.	26,000	35,698
China Mobile (Hong Kong) Ltd.	10,000	93,947
China Mobile (Hong Kong) Ltd. sponsored ADR	600	28,170
China Overseas Land & Investment Ltd.	55,564	99,621
China Resources Power Holdings Co. Ltd.	62,800	121,977
CNOOC Ltd.	57,000	79,921
CNOOC Ltd. sponsored ADR	660	92,288
Common Stocks - continued
	Shares	Value
Hong Kong - continued
CNPC (Hong Kong) Ltd.	30,000	$ 37,442
Cosco Pacific Ltd.	24,000	35,116
Hong Kong Exchanges and Clearing Ltd.	15,100	257,309
Hutchison Whampoa Ltd.	13,000	88,995
Lenovo Group Ltd.	64,000	44,266
Shanghai Industrial Holdings Ltd.	7,000	32,683
Sino-Ocean Land Holdings Ltd.	29,000	23,719
Swire Pacific Ltd. (A Shares)	38,000	415,291
Techtronic Industries Co. Ltd.	81,500	67,602
TOTAL HONG KONG		1,562,352
Hungary - 0.1%
OTP Bank Ltd. (a)	1,400	41,844
India - 1.3%
Bank of Baroda	3,160	39,427
Bharat Heavy Electricals Ltd.	875	45,627
Dabur India Ltd.	8,738	30,462
Housing Development and Infrastructure Ltd. (a)	3,701	26,527
Housing Development Finance Corp. Ltd.	909	46,979
Indiabulls Real Estate Ltd. (a)	5,474	20,786
Infosys Technologies Ltd.	530	28,445
Infosys Technologies Ltd. sponsored ADR	1,200	62,292
Jain Irrigation Systems Ltd.	1,498	23,520
JSW Steel Ltd.	1,997	42,668
Jyothy Laboratories Ltd.	965	3,271
Pantaloon Retail India Ltd.	2,009	19,128
Pantaloon Retail India Ltd. Class B	341	1,786
Power Finance Corp. Ltd.	4,482	23,530
Reliance Industries Ltd.	1,873	42,483
Reliance Industries Ltd. GDR (Reg. S) (c)	1,648	74,984
Tata Consultancy Services Ltd.	2,850	45,489
Tata Power Co. Ltd.	1,838	51,998
Tata Steel Ltd.	3,220	39,729
Union Bank of India	2,886	15,949
Unitech Ltd.	17,680	28,480
TOTAL INDIA		713,560
Indonesia - 0.5%
PT Bank Central Asia Tbk	68,500	36,631
PT Bank Rakyat Indonesia Tbk	119,000	97,364
PT Indocement Tunggal Prakarsa Tbk	25,500	36,818
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT International Nickel Indonesia Tbk	60,000	$ 22,941
PT Telkomunikasi Indonesia Tbk Series B	65,500	65,500
TOTAL INDONESIA		259,254
Ireland - 0.7%
CRH PLC sponsored ADR (b)	13,500	331,965
Dragon Oil PLC (a)	3,700	23,871
TOTAL IRELAND		355,836
Israel - 0.1%
Partner Communications Co. Ltd. ADR	242	5,019
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,300	73,736
TOTAL ISRAEL		78,755
Italy - 1.7%
Azimut Holdings SpA	11,736	144,243
Fiat SpA (a)	11,000	137,847
Interpump Group SpA (a)	2,025	10,450
Intesa Sanpaolo SpA	106,500	405,392
UniCredit SpA	72,701	200,474
TOTAL ITALY		898,406
Japan - 12.7%
Aioi Insurance Co. Ltd.	1,000	4,763
Aozora Bank Ltd. (a)	5,000	6,370
Asahi Co. Ltd.	400	6,288
Autobacs Seven Co. Ltd.	3,400	103,013
Credit Saison Co. Ltd.	5,300	65,993
Daikoku Denki Co. Ltd.	900	16,849
Daikokutenbussan Co. Ltd.	2,200	66,534
Denso Corp.	12,000	354,270
East Japan Railway Co.	5,700	383,283
Fanuc Ltd.	2,000	191,869
FCC Co. Ltd.	700	13,850
Fukuoka (REIT) Investment Fund	2	11,100
GCA Savvian Group Corp.	10	11,632
Glory Ltd.	400	8,791
Goldcrest Co. Ltd.	260	7,319
Gunma Bank Ltd.	2,000	10,325
Honda Motor Co. Ltd.	3,000	101,662
Japan Retail Fund Investment Corp.	17	79,096
Japan Steel Works Ltd.	9,000	110,867
JSR Corp.	3,600	71,107
Common Stocks - continued
	Shares	Value
Japan - continued
Kamigumi Co. Ltd.	2,000	$ 15,066
KDDI Corp.	11	58,065
Keyence Corp.	610	140,759
Kirin Holdings Co. Ltd.	5,000	76,382
Kobayashi Pharmaceutical Co. Ltd.	3,200	127,794
Konica Minolta Holdings, Inc.	7,000	71,652
Kyoto Kimono Yuzen Co. Ltd.	700	6,801
Meiko Network Japan Co. Ltd.	900	5,384
Miraca Holdings, Inc.	4,700	141,099
Miraial Co. Ltd.	300	8,059
Mitsubishi Estate Co. Ltd.	3,000	48,787
Mitsubishi UFJ Financial Group, Inc.	79,500	409,090
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	11,900	61,047
Mitsui & Co. Ltd.	32,700	482,512
Mitsui Sumitomo Insurance Group Holdings, Inc.	3,400	85,311
Nabtesco Corp.	1,000	11,809
Nachi-Fujikoshi Corp.	5,000	14,124
Nagaileben Co. Ltd.	300	6,497
Nihon Parkerizing Co. Ltd.	1,000	12,695
Nippon Electric Glass Co. Ltd.	4,000	56,541
Nippon Seiki Co. Ltd.	2,000	22,089
Nippon Thompson Co. Ltd.	23,000	130,963
Nitto Kohki Co. Ltd.	300	6,338
Obic Co. Ltd.	530	99,107
ORIX Corp.	1,800	135,593
Osaka Securities Exchange Co. Ltd.	29	161,272
OSG Corp.	1,000	10,967
Pal Co. Ltd.	150	3,046
Promise Co. Ltd. (a)(b)	9,600	88,907
SAZABY, Inc.	300	3,838
Seven & i Holdings Co., Ltd.	3,900	85,414
Shin-Etsu Chemical Co., Ltd.	4,300	225,313
Shiseido Co. Ltd.	5,900	121,438
SHO-BOND Holdings Co. Ltd.	3,400	57,439
Shoei Co. Ltd.	300	3,264
Sumitomo Corp.	17,600	198,675
Sumitomo Metal Industries Ltd.	39,000	107,577
Sumitomo Mitsui Financial Group, Inc.	6,600	214,590
The Daishi Bank Ltd., Niigata	2,000	6,713
The Nippon Synthetic Chemical Industry Co. Ltd.	2,000	14,246
THK Co. Ltd.	900	17,856
Toho Holdings Co. Ltd.	1,000	13,249
Common Stocks - continued
	Shares	Value
Japan - continued
Tokio Marine Holdings, Inc.	2,400	$ 64,872
Tokuyama Corp.	5,000	26,532
Tokyo Electric Power Co.	5,900	159,150
Tokyo Gas Co., Ltd.	43,000	174,344
Toyota Motor Corp.	16,300	626,921
Tsumura & Co.	400	12,673
Tsutsumi Jewelry Co. Ltd.	400	7,630
USS Co. Ltd.	3,340	202,761
Xebio Co. Ltd.	2,400	45,091
Yamada Denki Co. Ltd.	2,900	186,651
Yamato Kogyo Co. Ltd.	4,600	145,537
TOTAL JAPAN		6,844,511
Kazakhstan - 0.1%
JSC Halyk Bank of Kazakhstan unit (a)	3,500	32,670
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	900	22,700
TOTAL KAZAKHSTAN		55,370
Korea (South) - 1.9%
Doosan Heavy Industries & Construction Co. Ltd.	746	53,106
GS Engineering & Construction Corp.	539	41,347
Hana Financial Group, Inc.	1,240	35,630
Hynix Semiconductor, Inc. (a)	2,630	51,629
Hyundai Engineering & Construction Co. Ltd.	796	44,234
Hyundai Mobis	415	52,999
KB Financial Group, Inc. (a)	1,800	78,592
KT&G Corp.	764	44,631
LG Innotek Co. Ltd.	243	18,767
NHN Corp. (a)	1,013	151,220
Samsung Electronics Co. Ltd.	378	255,718
Shinhan Financial Group Co. Ltd. (a)	1,880	65,806
Shinhan Financial Group Co. Ltd. sponsored ADR	1,400	96,992
Tong Yang Life Insurance Co. Ltd.	620	7,624
TOTAL KOREA (SOUTH)		998,295
Luxembourg - 0.8%
ArcelorMittal SA:
(Netherlands)	1,852	71,694
(NY Shares) Class A	7,900	305,572
Evraz Group SA GDR (a)	1,000	32,968
GlobeOp Financial Services SA	2,300	7,849
TOTAL LUXEMBOURG		418,083
Common Stocks - continued
	Shares	Value
Malaysia - 0.2%
Axiata Group Bhd	38,300	$ 36,676
Bumiputra-Commerce Holdings Bhd	11,000	40,782
IJM Corp. Bhd	24,200	32,600
TOTAL MALAYSIA		110,058
Mexico - 1.4%
America Movil SAB de CV Series L sponsored ADR	4,200	183,330
Cemex SA de CV sponsored ADR	12,329	113,304
Corporacion Geo SA de CV Series B (a)	7,900	20,973
Desarrolladora Homex SAB de CV sponsored ADR (a)	2,920	89,498
Empresas ICA Sociedad Controladora SA de CV sponsored ADR (a)	4,800	46,560
Fomento Economico Mexicano SAB de CV sponsored ADR	1,200	50,592
Grupo Financiero Banorte SAB de CV Series O	6,200	20,390
Grupo Televisa SA de CV (CPO) sponsored ADR	2,600	50,804
Telmex Internacional SAB de CV Series L ADR (b)	2,300	40,618
Wal-Mart de Mexico SA de CV Series V	35,100	155,640
TOTAL MEXICO		771,709
Netherlands - 2.2%
Aalberts Industries NV	1,200	17,453
Akzo Nobel NV	688	40,953
ASM International NV (NASDAQ) (a)	4,000	91,760
ASML Holding NV (NY Shares)	3,500	109,375
Gemalto NV (a)	2,849	113,098
Heijmans NV unit (a)	610	10,885
ING Groep NV:
(Certificaten Van Aandelen) unit (a)	14,810	138,685
sponsored ADR (a)	4,600	43,240
James Hardie Industries NV sponsored ADR (a)	3,325	110,357
Koninklijke Ahold NV	6,535	82,115
Koninklijke KPN NV	15,955	264,182
QIAGEN NV (a)	6,300	137,088
TOTAL NETHERLANDS		1,159,191
Nigeria - 0.1%
Guaranty Trust Bank PLC GDR (Reg. S)	4,600	34,715
Norway - 0.5%
Aker Solutions ASA	5,400	72,062
DnB NOR ASA (a)	11,300	127,603
Common Stocks - continued
	Shares	Value
Norway - continued
Orkla ASA (A Shares)	7,000	$ 63,124
Sevan Marine ASA (a)	7,000	10,076
TOTAL NORWAY		272,865
Papua New Guinea - 0.2%
Lihir Gold Ltd. sponsored ADR	3,550	86,088
Oil Search Ltd.	5,018	23,340
TOTAL PAPUA NEW GUINEA		109,428
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR	3,300	103,884
Philippines - 0.2%
Jollibee Food Corp.	10,800	12,194
Philippine Long Distance Telephone Co.	110	6,316
Philippine Long Distance Telephone Co. sponsored ADR	1,900	106,343
TOTAL PHILIPPINES		124,853
Portugal - 0.2%
Energias de Portugal SA	26,265	104,105
Russia - 1.2%
Magnit OJSC GDR (Reg. S)	2,100	31,592
Mechel Steel Group OAO sponsored ADR	2,300	45,517
Novorossiysk Commercial Sea Port JSC GDR (Reg. S)	2,400	27,525
OAO Gazprom sponsored ADR	9,380	226,996
OAO NOVATEK GDR	800	56,669
OAO Tatneft sponsored ADR	1,400	43,074
OJSC MMC Norilsk Nickel sponsored ADR (a)	3,800	58,140
OJSC Oil Company Rosneft GDR (Reg. S)	7,300	56,144
Polymetal JSC GDR (Reg. S) (a)	3,100	28,782
Sberbank (Savings Bank of the Russian Federation) GDR	290	87,265
TOTAL RUSSIA		661,704
Singapore - 1.4%
Allgreen Properties Ltd.	17,000	14,144
CapitaLand Ltd.	20,000	54,898
City Developments Ltd.	8,000	60,985
DBS Group Holdings Ltd.	17,000	172,629
Keppel Land Ltd.	4,000	9,330
Singapore Exchange Ltd.	38,000	215,908
Straits Asia Resources Ltd.	15,000	23,040
Common Stocks - continued
	Shares	Value
Singapore - continued
United Overseas Bank Ltd.	13,000	$ 167,879
Wing Tai Holdings Ltd.	43,000	60,238
TOTAL SINGAPORE		779,051
South Africa - 2.6%
African Bank Investments Ltd.	8,000	31,160
African Rainbow Minerals Ltd.	8,863	195,338
Aspen Pharmacare Holdings Ltd. (a)	4,900	43,326
Aveng Ltd.	6,800	31,669
Blue Financial Services Ltd. (a)	17,405	891
Blue Label Telecoms Ltd. (a)	32,700	21,235
Clicks Group Ltd.	35,507	123,440
Impala Platinum Holdings Ltd.	6,700	173,596
JSE Ltd.	12,800	94,876
Mr. Price Group Ltd.	28,500	131,571
MTN Group Ltd.	22,503	323,112
Mvelaphanda Resources Ltd. (a)	5,322	35,433
Naspers Ltd. Class N	1,500	53,131
Shoprite Holdings Ltd.	4,500	41,236
Standard Bank Group Ltd.	5,500	78,539
Truworths International Ltd.	3,800	21,137
TOTAL SOUTH AFRICA		1,399,690
Spain - 2.6%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	4,359	66,213
Banco Santander SA	4,932	69,938
Banco Santander SA sponsored ADR	11,600	163,328
Grifols SA	246	3,750
Iberdrola SA	7,500	63,852
Inditex SA	2,538	159,752
Prosegur Compania de Seguridad SA (Reg.)	2,691	121,862
Telefonica SA sponsored ADR	10,240	733,184
TOTAL SPAIN		1,381,879
Sweden - 0.8%
H&M Hennes & Mauritz AB (B Shares)	4,327	254,625
Intrum Justitia AB	1,400	17,043
Swedish Match Co.	3,700	77,475
Telefonaktiebolaget LM Ericsson (B Shares)	9,103	88,213
TOTAL SWEDEN		437,356
Switzerland - 8.0%
ABB Ltd. sponsored ADR	13,200	237,996
Common Stocks - continued
	Shares	Value
Switzerland - continued
Actelion Ltd. (Reg.) (a)	1,861	$ 98,455
Bank Sarasin & Co. Ltd. Series B (Reg.) (a)	3,351	114,417
Credit Suisse Group sponsored ADR	7,600	328,168
Nestle SA (Reg.)	18,399	872,103
Novartis AG sponsored ADR (b)	3,800	203,414
Roche Holding AG (participation certificate)	7,753	1,300,661
Sonova Holding AG Class B	1,743	215,720
The Swatch Group AG (Bearer)	470	122,857
Transocean Ltd. (a)	2,820	238,967
UBS AG:
(For. Reg.) (a)	3,373	43,989
(NY Shares) (a)	11,100	144,411
Zurich Financial Services AG (Reg.)	1,821	387,149
TOTAL SWITZERLAND		4,308,307
Taiwan - 1.5%
Acer, Inc.	18,050	50,652
Cathay Financial Holding Co. Ltd. (a)	25,000	42,390
China Steel Corp.	27,000	27,452
Delta Electronics, Inc.	11,000	33,380
Epistar Corp.	9,000	28,578
EVA Airways Corp. (a)	74,000	29,169
Hon Hai Precision Industry Co. Ltd. (Foxconn)	41,965	176,577
MediaTek, Inc.	4,006	65,169
Prime View International Co. Ltd. (a)	7,000	12,833
Prime View International Co. Ltd. sponsored GDR (a)(c)	700	12,840
Synnex Technology International Corp.	13,000	26,761
Taiwan Mobile Co. Ltd.	19,000	36,793
Taiwan Semiconductor Manufacturing Co. Ltd.	59,169	113,840
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	7,710	78,334
Wintek Corp. (a)	37,000	28,822
Yuanta Financial Holding Co. Ltd.	48,000	30,634
TOTAL TAIWAN		794,224
Thailand - 0.3%
Advanced Info Service PCL (For. Reg.)	11,800	29,509
Siam Commercial Bank PCL (For. Reg.)	44,800	107,647
TOTAL THAILAND		137,156
Turkey - 1.3%
Albaraka Turk Katilim Bankasi AS	7,000	11,410
Anadolu Efes Biracilik ve Malt Sanyii AS	10,600	110,465
Asya Katilim Bankasi AS (a)	64,200	169,833
Common Stocks - continued
	Shares	Value
Turkey - continued
Coca-Cola Icecek AS	14,500	$ 121,080
Tupras-Turkiye Petrol Rafinerileri AS	200	4,175
Turkiye Garanti Bankasi AS	67,700	287,181
TOTAL TURKEY		704,144
United Kingdom - 16.0%
Aberdeen Asset Management PLC	27,018	53,169
Aegis Group PLC	38,416	73,082
AMEC PLC	489	5,893
Anglo American PLC (United Kingdom) (a)	5,831	213,939
Babcock International Group PLC	21,400	191,089
BAE Systems PLC	41,700	233,863
Barclays PLC	24,317	103,928
Begbies Traynor Group PLC	7,700	11,243
Bellway PLC	6,528	76,908
BG Group PLC	23,099	424,634
BHP Billiton PLC ADR	12,200	714,676
BlueBay Asset Management	987	5,184
Bovis Homes Group PLC (a)	8,148	51,500
BP PLC sponsored ADR	5,600	314,272
Britvic PLC	2,100	14,081
Carphone Warehouse Group PLC	27,500	83,446
Centrica PLC	27,575	118,377
Chloride Group PLC	4,357	12,673
Cobham PLC	20,700	76,590
Derwent London PLC	700	14,570
easyJet PLC (a)	19,000	117,997
GlaxoSmithKline PLC sponsored ADR	3,900	152,139
Great Portland Estates PLC	12,472	55,710
H&T Group PLC	2,500	10,289
Hikma Pharmaceuticals PLC	4,896	42,746
HSBC Holdings PLC:
(United Kingdom) (Reg.)	31,379	335,919
sponsored ADR	4,600	246,146
Imperial Tobacco Group PLC	700	22,573
InterContinental Hotel Group PLC ADR	9,600	136,992
International Power PLC	12,589	64,270
Johnson Matthey PLC	4,992	116,051
Man Group PLC	27,936	104,697
Meggitt PLC	4,400	18,123
Misys PLC (a)	24,000	81,966
Mothercare PLC	1,599	16,354
Common Stocks - continued
	Shares	Value
United Kingdom - continued
National Grid PLC	7,000	$ 70,304
Persimmon PLC (a)	1,437	9,865
Prudential PLC	29,094	266,455
Quintain Estates & Development PLC (a)	9,776	9,129
Reckitt Benckiser Group PLC	4,938	255,977
Rio Tinto PLC:
(Reg.)	7,396	360,656
sponsored ADR	1,990	386,100
Rolls-Royce Group PLC	13,745	104,727
Rotork PLC	500	10,072
Royal Dutch Shell PLC Class A sponsored ADR	12,600	697,914
Serco Group PLC	27,020	214,772
Shaftesbury PLC	17,833	107,975
Spectris PLC	1,332	16,181
Spirax-Sarco Engineering PLC	1,604	32,016
SSL International PLC	3,269	40,507
St. Modwen Properties PLC (a)	2,000	6,000
Standard Chartered PLC (United Kingdom)	14,093	324,604
Ted Baker PLC	1,875	14,769
Tesco PLC	51,483	348,417
Tullow Oil PLC	1,242	22,749
Ultra Electronics Holdings PLC	700	14,159
Unite Group PLC (a)	23,902	109,491
Victrex PLC	4,018	52,060
Vodafone Group PLC	37,300	79,686
Vodafone Group PLC sponsored ADR	25,300	542,938
Wolseley PLC (a)	5,563	122,387
Xstrata PLC (a)	2,428	39,396
TOTAL UNITED KINGDOM		8,574,395
United States of America - 3.9%
Advanced Energy Industries, Inc. (a)	8,781	115,207
Airgas, Inc.	310	13,101
Allergan, Inc.	1,700	97,750
Autoliv, Inc.	3,800	162,678
Berkshire Hathaway, Inc. Class B (a)	1,450	110,824
Central European Distribution Corp. (a)	1,200	38,460
Cymer, Inc. (a)	1,700	53,329
Dril-Quip, Inc. (a)	200	10,498
Evercore Partners, Inc. Class A	300	8,961
Freeport-McMoRan Copper & Gold, Inc.	500	33,345
ION Geophysical Corp. (a)	11,181	53,110
Common Stocks - continued
	Shares	Value
United States of America - continued
Juniper Networks, Inc. (a)	9,880	$ 245,320
Kansas City Southern (a)	590	17,523
Lam Research Corp. (a)	197	6,503
Martin Marietta Materials, Inc.	110	8,710
Mead Johnson Nutrition Co. Class A	1,900	85,937
Mohawk Industries, Inc. (a)	2,540	105,181
Monsanto Co.	1,000	75,880
Philip Morris International, Inc.	2,500	113,775
PriceSmart, Inc.	2,300	46,023
ResMed, Inc. (a)	2,300	117,622
Union Pacific Corp.	1,900	114,950
Varian Semiconductor Equipment Associates, Inc. (a)	200	5,866
Visa, Inc. Class A	5,600	459,368
TOTAL UNITED STATES OF AMERICA		2,099,921
TOTAL COMMON STOCKS (Cost $55,173,060)		52,470,026
Nonconvertible Preferred Stocks - 0.4%

Italy - 0.4%
Fiat SpA (Risparmio Shares)	7,200	57,952
Telecom Italia SpA (Risparmio Shares)	138,500	160,873
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $236,221)		218,825
Money Market Funds - 1.2%

Fidelity Securities Lending Cash Central Fund, 0.18% (d)(e) (Cost $652,605)	652,605	652,605
Cash Equivalents - 1.8%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.1%, dated 1/29/10 due 2/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $969,000)	$ 969,008	$ 969,000
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $57,030,886)		54,310,456
NET OTHER ASSETS - (1.2)%		(610,815)
NET ASSETS - 100%		$ 53,699,641
Legend
(a) Non-income producing
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $87,824 or 0.2% of net assets.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Investment made with cash collateral received from securities on loan.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$969,000 due 2/01/10 at 0.10%
BNP Paribas Securities Corp.	$ 143,628
Banc of America Securities LLC	105,239
Bank of America, NA	67,630
Barclays Capital, Inc.	141,681
Citigroup Global Markets, Inc.	105,239
Credit Suisse Securities (USA) LLC	195,106
ING Financial Markets LLC	70,159
J.P. Morgan Securities, Inc.	70,159
Mizuho Securities USA, Inc.	70,159
$ 969,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 1,091
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 8,574,395	$ 3,191,177	$ 5,383,218	$ -
Japan	6,844,511	5,706,838	1,137,673	-
Switzerland	4,308,307	1,152,956	3,155,351	-
France	2,996,558	1,147,962	1,848,596	-
Germany	2,804,359	645,808	2,158,551	-
Brazil	2,722,973	2,722,973	-	-
United States of America	2,099,921	2,099,921	-	-
Australia	1,617,396	1,617,396	-	-
Canada	1,582,556	1,582,556	-	-
Other	19,137,875	12,719,463	6,418,412	-
Money Market Funds	652,605	652,605	-	-
Cash Equivalents	969,000	-	969,000	-
Total Investments in Securities:	$ 54,310,456	$ 33,239,655	$ 21,070,801	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 369
Total Realized Gain (Loss)	(25,822)
Total Unrealized Gain (Loss)	25,854
Cost of Purchases	-
Proceeds of Sales	(401)
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $58,003,389. Net unrealized depreciation aggregated $3,692,933, of which $4,194,633 related to appreciated investment securities and $7,887,566 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Worldwide Fund

January 31, 2010

1.813085.105

WLD-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 1.8%
Billabong International Ltd.	75,451	$ 699,200
Commonwealth Bank of Australia	91,077	4,286,869
Goodman Group unit	1,060,044	548,346
Macquarie Group Ltd.	64,200	2,847,526
National Australia Bank Ltd.	110,912	2,586,210
Newcrest Mining Ltd.	107,396	2,994,244
QBE Insurance Group Ltd.	42,406	859,443
Wesfarmers Ltd.	61,452	1,494,864
Westfield Group unit	128,519	1,436,447
TOTAL AUSTRALIA		17,753,149
Bailiwick of Jersey - 0.7%
Experian PLC	149,600	1,422,382
Informa PLC	705,232	3,695,511
Shire PLC	85,300	1,689,325
TOTAL BAILIWICK OF JERSEY		6,807,218
Belgium - 0.7%
Anheuser-Busch InBev SA NV	130,802	6,527,049
Bermuda - 0.6%
Aquarius Platinum Ltd. (United Kingdom) (a)	81,666	480,209
Bunge Ltd.	26,000	1,528,540
Huabao International Holdings Ltd.	1,996,000	2,030,977
Marvell Technology Group Ltd. (a)	67,000	1,167,810
Noble Group Ltd.	608,000	1,245,184
TOTAL BERMUDA		6,452,720
Brazil - 0.4%
Vivo Participacoes SA sponsored ADR	126,625	3,544,234
British Virgin Islands - 0.2%
Playtech Ltd.	200,359	1,644,130
Canada - 1.4%
InterOil Corp. (a)(c)	13,400	792,074
Keyera Facilities Income Fund	126,899	2,879,051
Niko Resources Ltd.	26,700	2,465,499
Open Text Corp. (a)	67,900	2,675,233
PetroBakken Energy Ltd. Class A	86,602	2,401,337
Petrobank Energy & Resources Ltd. (a)	46,800	2,312,208
TOTAL CANADA		13,525,402
Cayman Islands - 0.6%
BaWang International (Group) Holding Ltd.	2,385,000	1,379,279
Belle International Holdings Ltd.	870,000	989,458
Bosideng International Holdings Ltd.	4,024,000	798,171
Hengdeli Holdings Ltd.	3,588,000	1,192,311
Herbalife Ltd.	13,000	505,050
Peak Sport Products Co. Ltd.	508,000	316,030
Trina Solar Ltd. ADR (a)(c)	47,200	1,035,096
TOTAL CAYMAN ISLANDS		6,215,395

	Shares	Value
Chile - 0.0%
Embotelladora Andina SA sponsored ADR	23,000	$ 457,240
China - 1.1%
Baidu.com, Inc. sponsored ADR (a)	11,300	4,652,323
NetEase.com, Inc. sponsored ADR (a)	15,200	498,560
Tencent Holdings Ltd.	176,200	3,295,261
ZTE Corp. (H Shares)	347,584	2,041,465
TOTAL CHINA		10,487,609
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)	1,232,268	73,347
Denmark - 0.9%
Carlsberg AS Series B	19,000	1,416,979
Novo Nordisk AS Series B	59,653	4,035,845
William Demant Holding AS (a)	49,200	3,839,568
TOTAL DENMARK		9,292,392
Finland - 0.2%
Nokian Tyres PLC	68,200	1,648,819
France - 4.9%
Accor SA	26,560	1,339,912
Air France KLM (Reg.) (a)	145,500	2,370,836
Alstom SA	9,781	653,054
Atos Origin SA (a)	49,550	2,304,362
AXA SA	134,237	2,763,952
BNP Paribas SA	48,735	3,481,355
Cap Gemini SA	13,000	577,229
CFAO SA	14,500	578,921
Compagnie Generale de Geophysique SA (a)	48,500	1,186,126
Credit Agricole SA	133,300	2,089,515
Danone	33,565	1,919,280
Iliad Group SA	27,158	3,009,938
LVMH Moet Hennessy - Louis Vuitton	14,519	1,581,861
Orpea	30,200	1,306,691
Pernod-Ricard SA	21,114	1,698,302
PPR SA	18,950	2,310,803
Sanofi-Aventis	88,596	6,550,945
Schneider Electric SA	40,071	4,133,761
Societe Generale Series A	35,251	2,039,451
Total SA Series B	100,821	5,826,573
Unibail-Rodamco	6,389	1,384,332
TOTAL FRANCE		49,107,199
Germany - 3.5%
Aixtron AG	51,700	1,555,233
BASF AG	42,808	2,429,624
Bayerische Motoren Werke AG (BMW)	15,238	649,505
Daimler AG (Reg.)	32,187	1,474,487
Deutsche Bank AG	30,600	1,865,682
Deutsche Boerse AG	36,623	2,397,496
Deutsche Post AG	58,109	1,011,216
Deutsche Postbank AG (a)	44,600	1,357,923
Common Stocks - continued
	Shares	Value
Germany - continued
E.ON AG	177,716	$ 6,522,891
GEA Group AG	113,972	2,322,273
HeidelbergCement AG	68,666	4,137,822
MAN SE	34,660	2,317,185
Metro AG	13,600	741,834
Munich Re Group (Reg.)	6,307	942,120
Siemens AG (Reg.) (c)	54,772	4,880,733
TOTAL GERMANY		34,606,024
Greece - 0.3%
EFG Eurobank Ergasias SA	66,300	564,845
Hellenic Telecommunications Organization SA	74,802	1,024,794
National Bank of Greece SA (a)	47,200	1,031,712
TOTAL GREECE		2,621,351
Hong Kong - 0.5%
BYD Electronic International Co. Ltd. (a)	1,139,500	964,266
Henderson Land Development Co. Ltd.	203,000	1,285,100
Sinotruk Hong Kong Ltd.	493,000	575,932
Techtronic Industries Co. Ltd.	2,307,500	1,914,013
TOTAL HONG KONG		4,739,311
India - 0.3%
Dr. Reddy's Laboratories Ltd. sponsored ADR (c)	55,000	1,304,050
Reliance Industries Ltd.	49,372	1,119,848
Tata Steel Ltd.	58,865	726,289
TOTAL INDIA		3,150,187
Ireland - 1.0%
Covidien PLC	51,000	2,578,560
CRH PLC	80,819	1,940,731
Ingersoll-Rand Co. Ltd.	77,800	2,525,388
Paddy Power PLC (Ireland)	61,400	2,030,919
Warner Chilcott PLC (a)	37,000	1,011,210
TOTAL IRELAND		10,086,808
Israel - 1.3%
Israel Chemicals Ltd.	81,400	1,077,611
Teva Pharmaceutical Industries Ltd. sponsored ADR	205,200	11,638,944
TOTAL ISRAEL		12,716,555
Italy - 0.8%
Fiat SpA (a)	285,800	3,581,503
Intesa Sanpaolo SpA	304,069	1,157,439
Mediaset SpA	174,800	1,326,826
Saipem SpA	67,244	2,177,012
TOTAL ITALY		8,242,780
Japan - 10.2%
ABC-Mart, Inc.	17,900	553,240
Asics Corp.	155,000	1,535,061

	Shares	Value
Canon, Inc.	102,350	$ 4,000,442
Denso Corp.	86,400	2,550,748
Don Quijote Co. Ltd.	34,200	768,714
Fanuc Ltd.	11,700	1,122,433
Goldcrest Co. Ltd.	23,480	660,936
Honda Motor Co. Ltd.	86,900	2,944,801
Japan Tobacco, Inc.	1,103	3,995,580
JFE Holdings, Inc.	42,500	1,487,759
JSR Corp.	126,300	2,494,659
JTEKT Corp.	139,800	1,596,697
Keyence Corp.	10,700	2,469,048
Kirin Holdings Co. Ltd.	175,000	2,673,369
Konica Minolta Holdings, Inc.	125,000	1,279,495
Kubota Corp.	158,000	1,422,998
Mazda Motor Corp. (a)	741,000	2,011,133
Misumi Group, Inc.	46,300	807,314
Mitsubishi Corp.	107,700	2,609,282
Mitsubishi UFJ Financial Group, Inc.	1,082,000	5,567,741
Mitsui & Co. Ltd.	190,800	2,815,394
Mitsui Sumitomo Insurance Group Holdings, Inc.	31,400	787,870
Mizuho Financial Group, Inc.	312,200	605,240
NHK Spring Co. Ltd.	68,000	593,597
Nichi-iko Pharmaceutical Co. Ltd.	33,000	1,008,973
Nissan Motor Co. Ltd. (a)	161,000	1,308,668
Nitori Co. Ltd.	5,400	409,172
Nomura Holdings, Inc.	227,100	1,697,770
NSK Ltd.	271,000	1,972,383
Omron Corp.	221,200	4,408,317
ORIX Corp.	59,420	4,476,083
Rakuten, Inc.	4,389	3,593,077
Ricoh Co. Ltd.	187,000	2,680,603
Sawai Pharmaceutical Co. Ltd.	9,100	600,820
Shin-Etsu Chemical Co., Ltd.	61,800	3,238,219
SMC Corp.	10,700	1,295,569
SOFTBANK CORP.	165,100	4,208,431
Sony Corp.	68,100	2,271,121
Sumco Corp.	112,200	1,936,497
Sumitomo Mitsui Financial Group, Inc.	116,800	3,797,585
THK Co. Ltd.	95,800	1,900,718
Tokio Marine Holdings, Inc.	96,800	2,616,506
Tokyo Electron Ltd.	74,400	4,549,551
Toshiba Corp. (a)	527,000	2,901,506
Toyota Motor Corp.	99,800	3,838,446
TOTAL JAPAN		102,063,566
Korea (South) - 0.8%
Kia Motors Corp. (a)	79,390	1,339,265
NHN Corp. (a)	8,222	1,227,376
Samsung Electronics Co. Ltd.	4,854	3,283,748
Shinhan Financial Group Co. Ltd. (a)	58,350	2,042,430
TOTAL KOREA (SOUTH)		7,892,819
Common Stocks - continued
	Shares	Value
Luxembourg - 0.5%
ArcelorMittal SA (NY Shares) Class A (c)	93,400	$ 3,612,712
Millicom International Cellular SA	15,000	1,069,800
TOTAL LUXEMBOURG		4,682,512
Netherlands - 2.1%
Akzo Nobel NV	19,929	1,186,266
ASML Holding NV:
(Netherlands)	76,700	2,408,767
(NY Shares)	21,800	681,250
Gemalto NV (a)	46,834	1,859,193
ING Groep NV (Certificaten Van Aandelen) unit (a)	149,900	1,403,708
James Hardie Industries NV unit (a)	309,021	2,049,389
Koninklijke Philips Electronics NV	173,000	5,224,091
Randstad Holdings NV (a)	110,075	5,282,589
Royal DSM NV	15,853	738,848
TNT NV	13,000	373,195
TOTAL NETHERLANDS		21,207,296
Netherlands Antilles - 0.1%
Schlumberger Ltd.	16,800	1,066,128
Nigeria - 0.0%
Guaranty Trust Bank PLC GDR (Reg. S)	27,300	206,028
Norway - 0.5%
Aker Solutions ASA	76,600	1,022,217
DnB NOR ASA (a)	201,000	2,269,755
Pronova BioPharma ASA (a)	250,800	737,939
Sevan Marine ASA (a)	426,000	613,171
TOTAL NORWAY		4,643,082
Singapore - 0.3%
Avago Technologies Ltd.	120,000	2,085,600
Keppel Corp. Ltd.	234,000	1,392,768
TOTAL SINGAPORE		3,478,368
South Africa - 0.4%
African Rainbow Minerals Ltd.	67,500	1,487,681
AngloGold Ashanti Ltd. sponsored ADR	40,100	1,431,169
Naspers Ltd. Class N	30,800	1,090,966
TOTAL SOUTH AFRICA		4,009,816
Spain - 1.4%
Banco Bilbao Vizcaya Argentaria SA	146,424	2,231,943
Banco Santander SA	304,037	4,311,388
NH Hoteles SA (a)	79,900	394,243
Telefonica SA	299,667	7,178,426
TOTAL SPAIN		14,116,000
Sweden - 0.6%
Elekta AB (B Shares)	134,000	3,143,456
Intrum Justitia AB	57,100	695,129

	Shares	Value
Modern Times Group MTG AB (B Shares)	34,200	$ 1,568,295
Skandinaviska Enskilda Banken AB (A Shares) (a)	87,000	515,230
TOTAL SWEDEN		5,922,110
Switzerland - 4.2%
Actelion Ltd. (Reg.) (a)	35,748	1,891,232
Adecco SA (Reg.)	27,733	1,494,207
BB BIOTECH AG	19,114	1,313,290
Nestle SA (Reg.)	174,658	8,278,701
Nobel Biocare Holding AG (Switzerland)	75,420	2,218,295
Novartis AG (Reg.)	105,757	5,659,309
Partners Group Holding	9,538	1,183,454
Roche Holding AG (participation certificate)	43,521	7,301,217
Sonova Holding AG Class B	29,611	3,664,770
Swiss Reinsurance Co. (Reg.)	48,328	2,089,114
Syngenta AG (Switzerland)	2,100	537,381
The Swatch Group AG (Bearer)	4,320	1,129,240
UBS AG (For. Reg.) (a)	227,485	2,966,718
Zurich Financial Services AG (Reg.)	9,226	1,961,467
TOTAL SWITZERLAND		41,688,395
Taiwan - 0.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	310,350	1,305,868
MediaTek, Inc.	132,000	2,147,349
TOTAL TAIWAN		3,453,217
Thailand - 0.1%
Bangkok Bank Ltd. PCL (For. Reg.)	396,900	1,345,322
United Kingdom - 11.0%
Aberdeen Asset Management PLC	1,000,938	1,969,754
Aegis Group PLC	435,400	828,293
Anglo American PLC (United Kingdom) (a)	74,318	2,726,720
Babcock International Group PLC	145,600	1,300,123
Barclays PLC	1,062,179	4,539,622
BG Group PLC	267,888	4,924,647
BG Group PLC sponsored ADR	10,900	1,003,018
BHP Billiton PLC	232,816	6,829,506
BP PLC	928,300	8,660,809
British American Tobacco PLC sponsored ADR	13,000	865,020
British Land Co. PLC	125,728	872,392
Carphone Warehouse Group PLC	884,358	2,683,507
Cookson Group PLC (a)	82,570	559,715
Hays PLC	468,790	823,980
HSBC Holdings PLC (United Kingdom) (Reg.)	1,081,242	11,574,945
IG Group Holdings PLC	288,329	1,852,825
Imperial Tobacco Group PLC	125,606	4,050,392
InterContinental Hotel Group PLC	115,278	1,648,579
International Personal Finance PLC	517,515	1,810,820
Johnson Matthey PLC	56,210	1,306,740
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Kesa Electricals PLC	352,300	$ 721,939
Lloyds TSB Group PLC	2,279,654	1,832,652
Man Group PLC	567,815	2,128,017
Misys PLC (a)	118,700	405,388
Mothercare PLC	23,700	242,397
National Grid PLC	98,300	987,269
Prudential PLC	273,326	2,503,238
Reckitt Benckiser Group PLC	88,541	4,589,800
Rio Tinto PLC (Reg.)	154,740	7,545,680
Royal Dutch Shell PLC Class B	281,539	7,489,088
Schroders PLC	117,800	2,327,930
Segro PLC	225,300	1,119,056
Serco Group PLC	281,651	2,238,735
SSL International PLC	264,504	3,277,555
Standard Chartered PLC (United Kingdom)	96,936	2,232,727
Taylor Wimpey PLC (a)	2,421,144	1,487,177
Ultra Electronics Holdings PLC	32,400	655,348
Unilever PLC	76,100	2,314,055
Vodafone Group PLC sponsored ADR	47,212	1,013,170
Wolseley PLC (a)	78,760	1,732,736
Xstrata PLC (a)	101,976	1,654,647
TOTAL UNITED KINGDOM		109,330,011
United States of America - 43.7%
3M Co.	27,000	2,173,230
Advanced Micro Devices, Inc. (a)	98,000	731,080
AGA Medical Holdings, Inc.	7,000	100,310
AGCO Corp. (a)	36,000	1,112,760
Agilent Technologies, Inc.	114,000	3,195,420
Allegheny Technologies, Inc.	44,000	1,797,400
Amazon.com, Inc. (a)	47,800	5,994,598
American Express Co.	488,200	18,385,612
Anadarko Petroleum Corp.	131,000	8,355,180
Apple, Inc. (a)	97,600	18,750,912
Applied Micro Circuits Corp. (a)	185,000	1,356,050
Arena Resources, Inc. (a)	51,000	1,955,340
AsiaInfo Holdings, Inc. (a)	27,400	654,860
Baker Hughes, Inc.	67,000	3,033,760
Bank of America Corp.	441,000	6,694,380
Berkshire Hathaway, Inc. Class B (a)	64,000	4,891,520
BioMarin Pharmaceutical, Inc. (a)	49,000	952,070
BMC Software, Inc. (a)	60,000	2,318,400
Bruker BioSciences Corp. (a)	83,000	1,018,410
Bucyrus International, Inc. Class A	18,000	942,840
CareFusion Corp. (a)	133,000	3,424,750
Celanese Corp. Class A	394,460	11,478,786
Central European Distribution Corp. (a)	67,600	2,166,580
Cerner Corp. (a)	20,000	1,513,000
Charles Schwab Corp.	192,000	3,511,680
CIGNA Corp.	241,000	8,138,570
Cisco Systems, Inc. (a)	278,700	6,262,389
Citrix Systems, Inc. (a)	196,000	8,143,800

	Shares	Value
Cliffs Natural Resources, Inc.	5,000	$ 199,750
CME Group, Inc.	5,300	1,520,146
Cognizant Technology Solutions Corp. Class A (a)	38,000	1,659,080
Comerica, Inc.	352,000	12,147,520
CSX Corp.	53,000	2,271,580
Cummins, Inc.	236,800	10,693,888
Deere & Co.	18,000	899,100
Dendreon Corp. (a)	65,000	1,800,500
Diamond Foods, Inc.	37,800	1,357,776
DineEquity, Inc. (a)	40,000	909,600
Dow Chemical Co.	75,000	2,031,750
Drew Industries, Inc. (a)	13,000	241,800
DSW, Inc. Class A (a)	15,000	361,500
Eaton Corp.	32,000	1,959,680
eBay, Inc. (a)	78,000	1,795,560
EMC Corp. (a)	50,000	833,500
Estee Lauder Companies, Inc. Class A	126,000	6,617,520
ev3, Inc. (a)	46,000	670,680
Express Scripts, Inc. (a)	29,000	2,431,940
F5 Networks, Inc. (a)	9,000	444,870
Fiserv, Inc. (a)	13,000	585,520
Fluor Corp.	59,000	2,675,060
Franklin Resources, Inc.	16,000	1,584,480
G-III Apparel Group Ltd. (a)	12,600	219,366
General Electric Co.	163,000	2,621,040
Genworth Financial, Inc. Class A (a)	50,000	692,000
Google, Inc. Class A (a)	18,200	9,635,444
Group 1 Automotive, Inc. (a)	5,000	145,000
Harley-Davidson, Inc.	10,000	227,400
Hewitt Associates, Inc. Class A (a)	28,000	1,105,440
Hewlett-Packard Co.	117,000	5,507,190
ImmunoGen, Inc. (a)	45,523	318,206
Informatica Corp. (a)	112,000	2,653,280
International Coal Group, Inc. (a)	32,000	114,240
iRobot Corp. (a)	156,000	2,464,800
J. Crew Group, Inc. (a)	18,000	705,780
J.B. Hunt Transport Services, Inc.	20,000	613,200
Jacobs Engineering Group, Inc. (a)	57,000	2,154,030
Johnson Controls, Inc.	55,419	1,542,311
JPMorgan Chase & Co.	203,400	7,920,396
King Pharmaceuticals, Inc. (a)	30,000	360,300
Lam Research Corp. (a)	98,000	3,234,980
Life Technologies Corp. (a)	16,000	795,360
Lithia Motors, Inc. Class A (sub. vtg.) (a)	13,000	101,400
Mako Surgical Corp. (a)(c)	146,500	1,681,820
Mariner Energy, Inc. (a)	42,700	617,015
Medco Health Solutions, Inc. (a)	34,000	2,090,320
Merck & Co., Inc.	449,000	17,142,820
Micromet, Inc. (a)	100,000	777,000
Microsoft Corp.	630,000	17,753,400
Micrus Endovascular Corp. (a)	7,000	117,460
Monsanto Co.	62,000	4,704,560
Morgan Stanley	97,400	2,608,372
Common Stocks - continued
	Shares	Value
United States of America - continued
National Oilwell Varco, Inc.	15,000	$ 613,500
NetApp, Inc. (a)	36,000	1,048,680
News Corp. Class B (c)	76,000	1,115,680
NVIDIA Corp. (a)	31,000	477,090
Occidental Petroleum Corp.	172,000	13,474,480
Peabody Energy Corp.	222,000	9,350,640
Pfizer, Inc.	411,000	7,669,260
Philip Morris International, Inc.	56,000	2,548,560
Pioneer Drilling Co. (a)	13,000	103,350
Plains Exploration & Production Co. (a)	65,000	2,167,750
PMC-Sierra, Inc. (a)	71,000	564,450
Polo Ralph Lauren Corp. Class A	16,000	1,312,000
Precision Castparts Corp.	52,000	5,473,000
Prudential Financial, Inc.	25,000	1,249,750
Quanex Building Products Corp.	13,000	209,040
Rackspace Hosting, Inc. (a)	16,000	291,520
RadioShack Corp.	20,000	390,400
Red Hat, Inc. (a)	68,000	1,850,960
Regal-Beloit Corp.	57,200	2,711,280
RSC Holdings, Inc. (a)	43,000	308,740
Salesforce.com, Inc. (a)	7,000	444,850
SanDisk Corp. (a)	13,000	330,460
Schweitzer-Mauduit International, Inc.	27,000	2,031,480
Smith International, Inc.	69,000	2,092,080
Solera Holdings, Inc.	68,000	2,251,480
Starbucks Corp. (a)	203,000	4,423,370
Stoneridge, Inc. (a)	32,000	223,360
Strayer Education, Inc.	9,100	1,890,798
SVB Financial Group (a)	19,000	824,410
Taleo Corp. Class A (a)	39,400	800,214
TECO Energy, Inc.	310,000	4,826,700
Teradyne, Inc. (a)(c)	543,000	5,071,620
Terra Industries, Inc.	101,300	3,201,080
TETRA Technologies, Inc. (a)	110,900	1,160,014
The Coca-Cola Co.	42,600	2,311,050
The Stanley Works	12,000	615,000
The Walt Disney Co.	156,000	4,609,800
Thor Industries, Inc.	27,300	866,775
Titanium Metals Corp. (a)	52,000	604,760
TJX Companies, Inc.	36,000	1,368,360
Unifirst Corp.	7,000	351,680
Union Pacific Corp.	405,500	24,532,733
United Rentals, Inc. (a)	15,000	120,150
Viacom, Inc. Class B (non-vtg.) (a)	214,100	6,238,874
Visa, Inc. Class A	34,700	2,846,441
Walgreen Co.	197,000	7,101,850
Watson Pharmaceuticals, Inc. (a)	33,000	1,266,210
WebMD Health Corp. (a)	71,660	2,793,307
Wells Fargo & Co.	370,700	10,539,001

	Shares	Value
WMS Industries, Inc. (a)	176,000	$ 6,526,080
Wyndham Worldwide Corp.	215,370	4,520,616
TOTAL UNITED STATES OF AMERICA		435,085,150
TOTAL COMMON STOCKS (Cost $918,070,960)		969,888,739
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.2%
ProSiebenSat.1 Media AG	104,500	1,406,472
Italy - 0.2%
Intesa Sanpaolo SpA	809,900	2,375,350
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,356,827)		3,781,822
Convertible Bonds - 0.4%
	Principal Amount
Bermuda - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	$ 890,000	1,669,907
United States of America - 0.2%
Hertz Global Holdings, Inc. 5.25% 6/1/14	1,340,000	1,945,835
James River Coal Co. 4.5% 12/1/15 (d)	440,000	389,620
TOTAL UNITED STATES OF AMERICA		2,335,455
TOTAL CONVERTIBLE BONDS (Cost $2,833,792)		4,005,362
Money Market Funds - 2.1%
	Shares
Fidelity Cash Central Fund, 0.17% (e)	8,199,113	8,199,113
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(e)	12,868,650	12,868,650
TOTAL MONEY MARKET FUNDS (Cost $21,067,763)		21,067,763
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $946,329,342)	998,743,686
NET OTHER ASSETS - (0.3)%	(2,586,266)
NET ASSETS - 100%	$ 996,157,420
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $389,620 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,703
Fidelity Securities Lending Cash Central Fund	43,693
Total	$ 48,396
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 435,085,150	$ 435,085,150	$ -	$ -
United Kingdom	109,330,011	2,881,208	106,448,803	-
Japan	102,063,566	80,434,577	21,628,989	-
France	49,107,199	-	49,107,199	-
Switzerland	41,688,395	-	41,688,395	-
Germany	36,012,496	-	36,012,496	-
Netherlands	21,207,296	2,730,639	18,476,657	-
Australia	17,753,149	17,753,149	-	-
Spain	14,116,000	-	14,116,000	-
Other	147,307,299	90,809,354	56,497,945	-
Corporate Bonds	4,005,362	-	4,005,362	-
Money Market Funds	21,067,763	21,067,763	-	-
Total Investments in Securities:	$ 998,743,686	$ 650,761,840	$ 347,981,846	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $963,985,730. Net unrealized appreciation aggregated $34,757,956, of which $102,649,877 related to appreciated investment securities and $67,891,921 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Worldwide Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Worldwide Fund

1.883453.100

AWLD-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 1.8%
Billabong International Ltd.	75,451	$ 699,200
Commonwealth Bank of Australia	91,077	4,286,869
Goodman Group unit	1,060,044	548,346
Macquarie Group Ltd.	64,200	2,847,526
National Australia Bank Ltd.	110,912	2,586,210
Newcrest Mining Ltd.	107,396	2,994,244
QBE Insurance Group Ltd.	42,406	859,443
Wesfarmers Ltd.	61,452	1,494,864
Westfield Group unit	128,519	1,436,447
TOTAL AUSTRALIA		17,753,149
Bailiwick of Jersey - 0.7%
Experian PLC	149,600	1,422,382
Informa PLC	705,232	3,695,511
Shire PLC	85,300	1,689,325
TOTAL BAILIWICK OF JERSEY		6,807,218
Belgium - 0.7%
Anheuser-Busch InBev SA NV	130,802	6,527,049
Bermuda - 0.6%
Aquarius Platinum Ltd. (United Kingdom) (a)	81,666	480,209
Bunge Ltd.	26,000	1,528,540
Huabao International Holdings Ltd.	1,996,000	2,030,977
Marvell Technology Group Ltd. (a)	67,000	1,167,810
Noble Group Ltd.	608,000	1,245,184
TOTAL BERMUDA		6,452,720
Brazil - 0.4%
Vivo Participacoes SA sponsored ADR	126,625	3,544,234
British Virgin Islands - 0.2%
Playtech Ltd.	200,359	1,644,130
Canada - 1.4%
InterOil Corp. (a)(c)	13,400	792,074
Keyera Facilities Income Fund	126,899	2,879,051
Niko Resources Ltd.	26,700	2,465,499
Open Text Corp. (a)	67,900	2,675,233
PetroBakken Energy Ltd. Class A	86,602	2,401,337
Petrobank Energy & Resources Ltd. (a)	46,800	2,312,208
TOTAL CANADA		13,525,402
Cayman Islands - 0.6%
BaWang International (Group) Holding Ltd.	2,385,000	1,379,279
Belle International Holdings Ltd.	870,000	989,458
Bosideng International Holdings Ltd.	4,024,000	798,171
Hengdeli Holdings Ltd.	3,588,000	1,192,311
Herbalife Ltd.	13,000	505,050
Peak Sport Products Co. Ltd.	508,000	316,030
Trina Solar Ltd. ADR (a)(c)	47,200	1,035,096
TOTAL CAYMAN ISLANDS		6,215,395

	Shares	Value
Chile - 0.0%
Embotelladora Andina SA sponsored ADR	23,000	$ 457,240
China - 1.1%
Baidu.com, Inc. sponsored ADR (a)	11,300	4,652,323
NetEase.com, Inc. sponsored ADR (a)	15,200	498,560
Tencent Holdings Ltd.	176,200	3,295,261
ZTE Corp. (H Shares)	347,584	2,041,465
TOTAL CHINA		10,487,609
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)	1,232,268	73,347
Denmark - 0.9%
Carlsberg AS Series B	19,000	1,416,979
Novo Nordisk AS Series B	59,653	4,035,845
William Demant Holding AS (a)	49,200	3,839,568
TOTAL DENMARK		9,292,392
Finland - 0.2%
Nokian Tyres PLC	68,200	1,648,819
France - 4.9%
Accor SA	26,560	1,339,912
Air France KLM (Reg.) (a)	145,500	2,370,836
Alstom SA	9,781	653,054
Atos Origin SA (a)	49,550	2,304,362
AXA SA	134,237	2,763,952
BNP Paribas SA	48,735	3,481,355
Cap Gemini SA	13,000	577,229
CFAO SA	14,500	578,921
Compagnie Generale de Geophysique SA (a)	48,500	1,186,126
Credit Agricole SA	133,300	2,089,515
Danone	33,565	1,919,280
Iliad Group SA	27,158	3,009,938
LVMH Moet Hennessy - Louis Vuitton	14,519	1,581,861
Orpea	30,200	1,306,691
Pernod-Ricard SA	21,114	1,698,302
PPR SA	18,950	2,310,803
Sanofi-Aventis	88,596	6,550,945
Schneider Electric SA	40,071	4,133,761
Societe Generale Series A	35,251	2,039,451
Total SA Series B	100,821	5,826,573
Unibail-Rodamco	6,389	1,384,332
TOTAL FRANCE		49,107,199
Germany - 3.5%
Aixtron AG	51,700	1,555,233
BASF AG	42,808	2,429,624
Bayerische Motoren Werke AG (BMW)	15,238	649,505
Daimler AG (Reg.)	32,187	1,474,487
Deutsche Bank AG	30,600	1,865,682
Deutsche Boerse AG	36,623	2,397,496
Deutsche Post AG	58,109	1,011,216
Deutsche Postbank AG (a)	44,600	1,357,923
Common Stocks - continued
	Shares	Value
Germany - continued
E.ON AG	177,716	$ 6,522,891
GEA Group AG	113,972	2,322,273
HeidelbergCement AG	68,666	4,137,822
MAN SE	34,660	2,317,185
Metro AG	13,600	741,834
Munich Re Group (Reg.)	6,307	942,120
Siemens AG (Reg.) (c)	54,772	4,880,733
TOTAL GERMANY		34,606,024
Greece - 0.3%
EFG Eurobank Ergasias SA	66,300	564,845
Hellenic Telecommunications Organization SA	74,802	1,024,794
National Bank of Greece SA (a)	47,200	1,031,712
TOTAL GREECE		2,621,351
Hong Kong - 0.5%
BYD Electronic International Co. Ltd. (a)	1,139,500	964,266
Henderson Land Development Co. Ltd.	203,000	1,285,100
Sinotruk Hong Kong Ltd.	493,000	575,932
Techtronic Industries Co. Ltd.	2,307,500	1,914,013
TOTAL HONG KONG		4,739,311
India - 0.3%
Dr. Reddy's Laboratories Ltd. sponsored ADR (c)	55,000	1,304,050
Reliance Industries Ltd.	49,372	1,119,848
Tata Steel Ltd.	58,865	726,289
TOTAL INDIA		3,150,187
Ireland - 1.0%
Covidien PLC	51,000	2,578,560
CRH PLC	80,819	1,940,731
Ingersoll-Rand Co. Ltd.	77,800	2,525,388
Paddy Power PLC (Ireland)	61,400	2,030,919
Warner Chilcott PLC (a)	37,000	1,011,210
TOTAL IRELAND		10,086,808
Israel - 1.3%
Israel Chemicals Ltd.	81,400	1,077,611
Teva Pharmaceutical Industries Ltd. sponsored ADR	205,200	11,638,944
TOTAL ISRAEL		12,716,555
Italy - 0.8%
Fiat SpA (a)	285,800	3,581,503
Intesa Sanpaolo SpA	304,069	1,157,439
Mediaset SpA	174,800	1,326,826
Saipem SpA	67,244	2,177,012
TOTAL ITALY		8,242,780
Japan - 10.2%
ABC-Mart, Inc.	17,900	553,240
Asics Corp.	155,000	1,535,061

	Shares	Value
Canon, Inc.	102,350	$ 4,000,442
Denso Corp.	86,400	2,550,748
Don Quijote Co. Ltd.	34,200	768,714
Fanuc Ltd.	11,700	1,122,433
Goldcrest Co. Ltd.	23,480	660,936
Honda Motor Co. Ltd.	86,900	2,944,801
Japan Tobacco, Inc.	1,103	3,995,580
JFE Holdings, Inc.	42,500	1,487,759
JSR Corp.	126,300	2,494,659
JTEKT Corp.	139,800	1,596,697
Keyence Corp.	10,700	2,469,048
Kirin Holdings Co. Ltd.	175,000	2,673,369
Konica Minolta Holdings, Inc.	125,000	1,279,495
Kubota Corp.	158,000	1,422,998
Mazda Motor Corp. (a)	741,000	2,011,133
Misumi Group, Inc.	46,300	807,314
Mitsubishi Corp.	107,700	2,609,282
Mitsubishi UFJ Financial Group, Inc.	1,082,000	5,567,741
Mitsui & Co. Ltd.	190,800	2,815,394
Mitsui Sumitomo Insurance Group Holdings, Inc.	31,400	787,870
Mizuho Financial Group, Inc.	312,200	605,240
NHK Spring Co. Ltd.	68,000	593,597
Nichi-iko Pharmaceutical Co. Ltd.	33,000	1,008,973
Nissan Motor Co. Ltd. (a)	161,000	1,308,668
Nitori Co. Ltd.	5,400	409,172
Nomura Holdings, Inc.	227,100	1,697,770
NSK Ltd.	271,000	1,972,383
Omron Corp.	221,200	4,408,317
ORIX Corp.	59,420	4,476,083
Rakuten, Inc.	4,389	3,593,077
Ricoh Co. Ltd.	187,000	2,680,603
Sawai Pharmaceutical Co. Ltd.	9,100	600,820
Shin-Etsu Chemical Co., Ltd.	61,800	3,238,219
SMC Corp.	10,700	1,295,569
SOFTBANK CORP.	165,100	4,208,431
Sony Corp.	68,100	2,271,121
Sumco Corp.	112,200	1,936,497
Sumitomo Mitsui Financial Group, Inc.	116,800	3,797,585
THK Co. Ltd.	95,800	1,900,718
Tokio Marine Holdings, Inc.	96,800	2,616,506
Tokyo Electron Ltd.	74,400	4,549,551
Toshiba Corp. (a)	527,000	2,901,506
Toyota Motor Corp.	99,800	3,838,446
TOTAL JAPAN		102,063,566
Korea (South) - 0.8%
Kia Motors Corp. (a)	79,390	1,339,265
NHN Corp. (a)	8,222	1,227,376
Samsung Electronics Co. Ltd.	4,854	3,283,748
Shinhan Financial Group Co. Ltd. (a)	58,350	2,042,430
TOTAL KOREA (SOUTH)		7,892,819
Common Stocks - continued
	Shares	Value
Luxembourg - 0.5%
ArcelorMittal SA (NY Shares) Class A (c)	93,400	$ 3,612,712
Millicom International Cellular SA	15,000	1,069,800
TOTAL LUXEMBOURG		4,682,512
Netherlands - 2.1%
Akzo Nobel NV	19,929	1,186,266
ASML Holding NV:
(Netherlands)	76,700	2,408,767
(NY Shares)	21,800	681,250
Gemalto NV (a)	46,834	1,859,193
ING Groep NV (Certificaten Van Aandelen) unit (a)	149,900	1,403,708
James Hardie Industries NV unit (a)	309,021	2,049,389
Koninklijke Philips Electronics NV	173,000	5,224,091
Randstad Holdings NV (a)	110,075	5,282,589
Royal DSM NV	15,853	738,848
TNT NV	13,000	373,195
TOTAL NETHERLANDS		21,207,296
Netherlands Antilles - 0.1%
Schlumberger Ltd.	16,800	1,066,128
Nigeria - 0.0%
Guaranty Trust Bank PLC GDR (Reg. S)	27,300	206,028
Norway - 0.5%
Aker Solutions ASA	76,600	1,022,217
DnB NOR ASA (a)	201,000	2,269,755
Pronova BioPharma ASA (a)	250,800	737,939
Sevan Marine ASA (a)	426,000	613,171
TOTAL NORWAY		4,643,082
Singapore - 0.3%
Avago Technologies Ltd.	120,000	2,085,600
Keppel Corp. Ltd.	234,000	1,392,768
TOTAL SINGAPORE		3,478,368
South Africa - 0.4%
African Rainbow Minerals Ltd.	67,500	1,487,681
AngloGold Ashanti Ltd. sponsored ADR	40,100	1,431,169
Naspers Ltd. Class N	30,800	1,090,966
TOTAL SOUTH AFRICA		4,009,816
Spain - 1.4%
Banco Bilbao Vizcaya Argentaria SA	146,424	2,231,943
Banco Santander SA	304,037	4,311,388
NH Hoteles SA (a)	79,900	394,243
Telefonica SA	299,667	7,178,426
TOTAL SPAIN		14,116,000
Sweden - 0.6%
Elekta AB (B Shares)	134,000	3,143,456
Intrum Justitia AB	57,100	695,129

	Shares	Value
Modern Times Group MTG AB (B Shares)	34,200	$ 1,568,295
Skandinaviska Enskilda Banken AB (A Shares) (a)	87,000	515,230
TOTAL SWEDEN		5,922,110
Switzerland - 4.2%
Actelion Ltd. (Reg.) (a)	35,748	1,891,232
Adecco SA (Reg.)	27,733	1,494,207
BB BIOTECH AG	19,114	1,313,290
Nestle SA (Reg.)	174,658	8,278,701
Nobel Biocare Holding AG (Switzerland)	75,420	2,218,295
Novartis AG (Reg.)	105,757	5,659,309
Partners Group Holding	9,538	1,183,454
Roche Holding AG (participation certificate)	43,521	7,301,217
Sonova Holding AG Class B	29,611	3,664,770
Swiss Reinsurance Co. (Reg.)	48,328	2,089,114
Syngenta AG (Switzerland)	2,100	537,381
The Swatch Group AG (Bearer)	4,320	1,129,240
UBS AG (For. Reg.) (a)	227,485	2,966,718
Zurich Financial Services AG (Reg.)	9,226	1,961,467
TOTAL SWITZERLAND		41,688,395
Taiwan - 0.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	310,350	1,305,868
MediaTek, Inc.	132,000	2,147,349
TOTAL TAIWAN		3,453,217
Thailand - 0.1%
Bangkok Bank Ltd. PCL (For. Reg.)	396,900	1,345,322
United Kingdom - 11.0%
Aberdeen Asset Management PLC	1,000,938	1,969,754
Aegis Group PLC	435,400	828,293
Anglo American PLC (United Kingdom) (a)	74,318	2,726,720
Babcock International Group PLC	145,600	1,300,123
Barclays PLC	1,062,179	4,539,622
BG Group PLC	267,888	4,924,647
BG Group PLC sponsored ADR	10,900	1,003,018
BHP Billiton PLC	232,816	6,829,506
BP PLC	928,300	8,660,809
British American Tobacco PLC sponsored ADR	13,000	865,020
British Land Co. PLC	125,728	872,392
Carphone Warehouse Group PLC	884,358	2,683,507
Cookson Group PLC (a)	82,570	559,715
Hays PLC	468,790	823,980
HSBC Holdings PLC (United Kingdom) (Reg.)	1,081,242	11,574,945
IG Group Holdings PLC	288,329	1,852,825
Imperial Tobacco Group PLC	125,606	4,050,392
InterContinental Hotel Group PLC	115,278	1,648,579
International Personal Finance PLC	517,515	1,810,820
Johnson Matthey PLC	56,210	1,306,740
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Kesa Electricals PLC	352,300	$ 721,939
Lloyds TSB Group PLC	2,279,654	1,832,652
Man Group PLC	567,815	2,128,017
Misys PLC (a)	118,700	405,388
Mothercare PLC	23,700	242,397
National Grid PLC	98,300	987,269
Prudential PLC	273,326	2,503,238
Reckitt Benckiser Group PLC	88,541	4,589,800
Rio Tinto PLC (Reg.)	154,740	7,545,680
Royal Dutch Shell PLC Class B	281,539	7,489,088
Schroders PLC	117,800	2,327,930
Segro PLC	225,300	1,119,056
Serco Group PLC	281,651	2,238,735
SSL International PLC	264,504	3,277,555
Standard Chartered PLC (United Kingdom)	96,936	2,232,727
Taylor Wimpey PLC (a)	2,421,144	1,487,177
Ultra Electronics Holdings PLC	32,400	655,348
Unilever PLC	76,100	2,314,055
Vodafone Group PLC sponsored ADR	47,212	1,013,170
Wolseley PLC (a)	78,760	1,732,736
Xstrata PLC (a)	101,976	1,654,647
TOTAL UNITED KINGDOM		109,330,011
United States of America - 43.7%
3M Co.	27,000	2,173,230
Advanced Micro Devices, Inc. (a)	98,000	731,080
AGA Medical Holdings, Inc.	7,000	100,310
AGCO Corp. (a)	36,000	1,112,760
Agilent Technologies, Inc.	114,000	3,195,420
Allegheny Technologies, Inc.	44,000	1,797,400
Amazon.com, Inc. (a)	47,800	5,994,598
American Express Co.	488,200	18,385,612
Anadarko Petroleum Corp.	131,000	8,355,180
Apple, Inc. (a)	97,600	18,750,912
Applied Micro Circuits Corp. (a)	185,000	1,356,050
Arena Resources, Inc. (a)	51,000	1,955,340
AsiaInfo Holdings, Inc. (a)	27,400	654,860
Baker Hughes, Inc.	67,000	3,033,760
Bank of America Corp.	441,000	6,694,380
Berkshire Hathaway, Inc. Class B (a)	64,000	4,891,520
BioMarin Pharmaceutical, Inc. (a)	49,000	952,070
BMC Software, Inc. (a)	60,000	2,318,400
Bruker BioSciences Corp. (a)	83,000	1,018,410
Bucyrus International, Inc. Class A	18,000	942,840
CareFusion Corp. (a)	133,000	3,424,750
Celanese Corp. Class A	394,460	11,478,786
Central European Distribution Corp. (a)	67,600	2,166,580
Cerner Corp. (a)	20,000	1,513,000
Charles Schwab Corp.	192,000	3,511,680
CIGNA Corp.	241,000	8,138,570
Cisco Systems, Inc. (a)	278,700	6,262,389
Citrix Systems, Inc. (a)	196,000	8,143,800

	Shares	Value
Cliffs Natural Resources, Inc.	5,000	$ 199,750
CME Group, Inc.	5,300	1,520,146
Cognizant Technology Solutions Corp. Class A (a)	38,000	1,659,080
Comerica, Inc.	352,000	12,147,520
CSX Corp.	53,000	2,271,580
Cummins, Inc.	236,800	10,693,888
Deere & Co.	18,000	899,100
Dendreon Corp. (a)	65,000	1,800,500
Diamond Foods, Inc.	37,800	1,357,776
DineEquity, Inc. (a)	40,000	909,600
Dow Chemical Co.	75,000	2,031,750
Drew Industries, Inc. (a)	13,000	241,800
DSW, Inc. Class A (a)	15,000	361,500
Eaton Corp.	32,000	1,959,680
eBay, Inc. (a)	78,000	1,795,560
EMC Corp. (a)	50,000	833,500
Estee Lauder Companies, Inc. Class A	126,000	6,617,520
ev3, Inc. (a)	46,000	670,680
Express Scripts, Inc. (a)	29,000	2,431,940
F5 Networks, Inc. (a)	9,000	444,870
Fiserv, Inc. (a)	13,000	585,520
Fluor Corp.	59,000	2,675,060
Franklin Resources, Inc.	16,000	1,584,480
G-III Apparel Group Ltd. (a)	12,600	219,366
General Electric Co.	163,000	2,621,040
Genworth Financial, Inc. Class A (a)	50,000	692,000
Google, Inc. Class A (a)	18,200	9,635,444
Group 1 Automotive, Inc. (a)	5,000	145,000
Harley-Davidson, Inc.	10,000	227,400
Hewitt Associates, Inc. Class A (a)	28,000	1,105,440
Hewlett-Packard Co.	117,000	5,507,190
ImmunoGen, Inc. (a)	45,523	318,206
Informatica Corp. (a)	112,000	2,653,280
International Coal Group, Inc. (a)	32,000	114,240
iRobot Corp. (a)	156,000	2,464,800
J. Crew Group, Inc. (a)	18,000	705,780
J.B. Hunt Transport Services, Inc.	20,000	613,200
Jacobs Engineering Group, Inc. (a)	57,000	2,154,030
Johnson Controls, Inc.	55,419	1,542,311
JPMorgan Chase & Co.	203,400	7,920,396
King Pharmaceuticals, Inc. (a)	30,000	360,300
Lam Research Corp. (a)	98,000	3,234,980
Life Technologies Corp. (a)	16,000	795,360
Lithia Motors, Inc. Class A (sub. vtg.) (a)	13,000	101,400
Mako Surgical Corp. (a)(c)	146,500	1,681,820
Mariner Energy, Inc. (a)	42,700	617,015
Medco Health Solutions, Inc. (a)	34,000	2,090,320
Merck & Co., Inc.	449,000	17,142,820
Micromet, Inc. (a)	100,000	777,000
Microsoft Corp.	630,000	17,753,400
Micrus Endovascular Corp. (a)	7,000	117,460
Monsanto Co.	62,000	4,704,560
Morgan Stanley	97,400	2,608,372
Common Stocks - continued
	Shares	Value
United States of America - continued
National Oilwell Varco, Inc.	15,000	$ 613,500
NetApp, Inc. (a)	36,000	1,048,680
News Corp. Class B (c)	76,000	1,115,680
NVIDIA Corp. (a)	31,000	477,090
Occidental Petroleum Corp.	172,000	13,474,480
Peabody Energy Corp.	222,000	9,350,640
Pfizer, Inc.	411,000	7,669,260
Philip Morris International, Inc.	56,000	2,548,560
Pioneer Drilling Co. (a)	13,000	103,350
Plains Exploration & Production Co. (a)	65,000	2,167,750
PMC-Sierra, Inc. (a)	71,000	564,450
Polo Ralph Lauren Corp. Class A	16,000	1,312,000
Precision Castparts Corp.	52,000	5,473,000
Prudential Financial, Inc.	25,000	1,249,750
Quanex Building Products Corp.	13,000	209,040
Rackspace Hosting, Inc. (a)	16,000	291,520
RadioShack Corp.	20,000	390,400
Red Hat, Inc. (a)	68,000	1,850,960
Regal-Beloit Corp.	57,200	2,711,280
RSC Holdings, Inc. (a)	43,000	308,740
Salesforce.com, Inc. (a)	7,000	444,850
SanDisk Corp. (a)	13,000	330,460
Schweitzer-Mauduit International, Inc.	27,000	2,031,480
Smith International, Inc.	69,000	2,092,080
Solera Holdings, Inc.	68,000	2,251,480
Starbucks Corp. (a)	203,000	4,423,370
Stoneridge, Inc. (a)	32,000	223,360
Strayer Education, Inc.	9,100	1,890,798
SVB Financial Group (a)	19,000	824,410
Taleo Corp. Class A (a)	39,400	800,214
TECO Energy, Inc.	310,000	4,826,700
Teradyne, Inc. (a)(c)	543,000	5,071,620
Terra Industries, Inc.	101,300	3,201,080
TETRA Technologies, Inc. (a)	110,900	1,160,014
The Coca-Cola Co.	42,600	2,311,050
The Stanley Works	12,000	615,000
The Walt Disney Co.	156,000	4,609,800
Thor Industries, Inc.	27,300	866,775
Titanium Metals Corp. (a)	52,000	604,760
TJX Companies, Inc.	36,000	1,368,360
Unifirst Corp.	7,000	351,680
Union Pacific Corp.	405,500	24,532,733
United Rentals, Inc. (a)	15,000	120,150
Viacom, Inc. Class B (non-vtg.) (a)	214,100	6,238,874
Visa, Inc. Class A	34,700	2,846,441
Walgreen Co.	197,000	7,101,850
Watson Pharmaceuticals, Inc. (a)	33,000	1,266,210
WebMD Health Corp. (a)	71,660	2,793,307
Wells Fargo & Co.	370,700	10,539,001

	Shares	Value
WMS Industries, Inc. (a)	176,000	$ 6,526,080
Wyndham Worldwide Corp.	215,370	4,520,616
TOTAL UNITED STATES OF AMERICA		435,085,150
TOTAL COMMON STOCKS (Cost $918,070,960)		969,888,739
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.2%
ProSiebenSat.1 Media AG	104,500	1,406,472
Italy - 0.2%
Intesa Sanpaolo SpA	809,900	2,375,350
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,356,827)		3,781,822
Convertible Bonds - 0.4%
	Principal Amount
Bermuda - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	$ 890,000	1,669,907
United States of America - 0.2%
Hertz Global Holdings, Inc. 5.25% 6/1/14	1,340,000	1,945,835
James River Coal Co. 4.5% 12/1/15 (d)	440,000	389,620
TOTAL UNITED STATES OF AMERICA		2,335,455
TOTAL CONVERTIBLE BONDS (Cost $2,833,792)		4,005,362
Money Market Funds - 2.1%
	Shares
Fidelity Cash Central Fund, 0.17% (e)	8,199,113	8,199,113
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(e)	12,868,650	12,868,650
TOTAL MONEY MARKET FUNDS (Cost $21,067,763)		21,067,763
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $946,329,342)	998,743,686
NET OTHER ASSETS - (0.3)%	(2,586,266)
NET ASSETS - 100%	$ 996,157,420
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $389,620 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,703
Fidelity Securities Lending Cash Central Fund	43,693
Total	$ 48,396
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 435,085,150	$ 435,085,150	$ -	$ -
United Kingdom	109,330,011	2,881,208	106,448,803	-
Japan	102,063,566	80,434,577	21,628,989	-
France	49,107,199	-	49,107,199	-
Switzerland	41,688,395	-	41,688,395	-
Germany	36,012,496	-	36,012,496	-
Netherlands	21,207,296	2,730,639	18,476,657	-
Australia	17,753,149	17,753,149	-	-
Spain	14,116,000	-	14,116,000	-
Other	147,307,299	90,809,354	56,497,945	-
Corporate Bonds	4,005,362	-	4,005,362	-
Money Market Funds	21,067,763	21,067,763	-	-
Total Investments in Securities:	$ 998,743,686	$ 650,761,840	$ 347,981,846	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $963,985,730. Net unrealized appreciation aggregated $34,757,956, of which $102,649,877 related to appreciated investment securities and $67,891,921 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2010